UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05309
First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	9/30/05

Date of reporting period:	12/31/04

Schedule of INVESTMENTS December 31, 2004 (Unaudited)

Arizona Tax Free Fund

DESCRIPTION		PAR (000)	VALUE (000)+

Municipal Bonds - 97.8%
Revenue Bonds - 73.1%
Education - 8.8%
Gilbert Industrial Development Authority,
Southwest Student Services,
Pre-refunded 02/01/09 @ 102
5.850%, 02/01/19	(a)	$1,000	$1,138
Glendale Industrial Development Authority,
Callable 05/15/11 @ 101
5.750%, 05/15/21		250	272
Glendale Industrial Development Authority,
Midwestern University
5.250%, 05/15/14		140	152
University of Arizona Board of Regents,
Series A, Callable 12/01/09 @ 100 (FGIC)
5.800%, 06/01/24		150	171
University of Arizona Parking & Student Housing
Authority, Callable 06/01/09 @ 100 (AMBAC)
5.750%, 06/01/19		140	155
			1,888

Healthcare - 23.0%
Arizona Health Facilities Authority,
Blood Systems Inc.,
Callable 04/01/14 @ 100
4.750%, 04/01/25		300	293
Arizona Health Facilities Authority,
John C. Lincoln Health Network,
Callable 12/01/12 @ 101
5.750%, 12/01/32		150	154
Arizona Health Facilities Authority,
The Terraces Project, Series A,
Callable 11/15/13 @ 101
7.500%, 11/15/23		200	203
Johnson City, Tennessee Health &
Elderly Facilities Authority,
Callable 07/01/12 @ 103
7.500%, 07/01/25		100	120
Maricopa County Industrial Development Authority,
Catholic Healthcare West, Series A,
Callable 07/01/14 @ 100
5.375%, 07/01/23		500	518
Mesa Industrial Development Authority,
Discovery Health Systems, Series A,
Callable 01/01/10 @ 101 (MBIA)
5.750%, 01/01/25		500	552
5.625%, 01/01/29		500	546
Scottsdale Industrial Development Authority,
Scottsdale Healthcare,
Callable 12/01/11 @ 101
5.700%, 12/01/21		1,000	1,072
Tempe Industrial Development Authority,
Friendship Village Project, Series A
5.375%, 12/01/13		200	205
University Medical Center Corporation,
Callable 07/01/14 @ 100
5.000%, 07/01/24		500	507
Yavapai Industrial Development Authority,
Yavapai Regional Medical Center, Series A,
Callable 08/01/13 @ 100 (RAAI)
5.250%, 08/01/21		375	397

Yavapai Industrial Development Authority,
Yavapai Regional Medical Center, Series A,
Callable 08/01/13 @ 100
6.000%, 08/01/33		100	106
Yuma Industrial Development Authority,
Yuma Regional Medical Center,
Callable 08/01/07 @ 102 (MBIA)
5.500%, 08/01/17		250	272
			4,945

Housing - 5.0%
Douglas Community Housing Corporation,
Rancho La Perilla,
Callable 01/20/10 @ 102 (GNMA)
5.900%, 07/20/20		500	534
6.000%, 07/20/25		475	500
Phoenix Industrial Development Authority,
The Phoenix Authority, Series 1A,
Callable 06/01/10 @ 102 (FHLMC) (FNMA) (GNMA)
5.875%, 06/01/16		30	30
			1,064

Lease Revenue - 1.6%
Navajo County Municipal Property Corporation,
Jail Facility (ACA)
5.625%, 07/01/09		310	339

Miscellaneous - 5.2%
Arizona Student Loan Acquisition Authority,
Series A, Callable 11/01/09 @ 102 (AMT)
5.900%, 05/01/24		100	107
Greater Arizona Infrastructure Development Authority,
Series A, Callable 08/01/08 @ 102 (MBIA)
5.625%, 08/01/20		200	222
Greater Arizona Infrastructure Development Authority,
Series B, Callable 08/01/14 @ 100
5.250%, 08/01/26		750	789
			1,118

Tax Revenue - 12.4%
Arizona School Facilities Board,
State School Improvement,
Callable 07/01/12 @ 100
5.250%, 07/01/16		750	833
5.250%, 07/01/20		250	275
Oro Valley, Excise Tax,
Callable 07/01/10 @ 101 (AMBAC)
5.200%, 07/01/14		400	444
Oro Valley Municipal Water Systems,
Pre-refunded 07/01/08 @ 101 (MBIA)
5.550%, 07/01/17	(a)	100	111
Phoenix Civic Improvements, Excise Tax,
Callable 07/01/09 @ 101
5.750%, 07/01/16		300	336
Surprise Municipal Property Corporation,
Callable 07/01/09 @ 101 (FGIC)
5.700%, 07/01/20		300	342
Tempe, Excise Tax, Series A,
Callable 07/01/09 @ 100
5.625%, 07/01/20		300	330
			2,671

Transportation - 9.9%
Arizona State Transportation Highway Board,
Pre-refunded 07/01/09 @ 100
5.750%, 07/01/18	(a)	200	227
Arizona State Transportation Highway Board,
Series A
5.000%, 07/01/09		400	438
Mesa Street & Highway,
Pre-refunded 07/01/09 @ 100 (FSA)
5.500%, 07/01/16	(a)	100	112

Phoenix Civic Improvements, Series B,
Callable 07/01/12 @ 100 (AMT) (FGIC)
5.250%, 07/01/21		250	263
5.250%, 07/01/27		750	775
Tucson Street & Highway Improvements,
Series 1994-E, Callable 07/01/10 @ 100 (FGIC)
5.000%, 07/01/18		300	322
			2,137

Utilities - 7.2%
Chandler Water & Sewer Improvements,
Callable 07/01/10 @ 101 (FSA)
5.800%, 07/01/17		250	283
Gilbert Water Municipal Property Wastewater System &
and Utility, Callable 04/01/08 @ 100
5.000%, 04/01/17		375	377
Puerto Rico Electric Power Authority,
Series X, Callable 07/01/05 @ 100
5.500%, 07/01/25		100	102
Tucson Water, Series D,
Callable 07/01/09 @ 100 (FGIC)
5.400%, 07/01/17		250	279
Tucson Water, Series 1994-A (MBIA)
6.250%, 07/01/16		170	208
Yavapai Industrial Development Authority,
Waste Management Project, Series A-2,
Mandatory Put 03/01/08 @ 100 (AMT)
4.450%, 03/01/28		300	308
			1,557
Total Revenue Bonds			15,719

General Obligations - 21.1%
Chandler Public & Recreational Improvements,
Callable 07/01/10 @ 101
5.800%, 07/01/18		250	283
Maricopa County School District #11,
Peoria Unit, Pre-refunded 07/01/09 @ 101 (FGIC)
5.500%, 07/01/14	(a)	100	113
5.500%, 07/01/15	(a)	120	136
Mesa, Callable 07/01/09 @ 100 (FGIC)
5.000%, 07/01/18		250	275
Peoria, Callable 04/01/09 @ 100 (FGIC)
5.400%, 04/01/15		100	109
5.000%, 04/01/18		575	618
5.000%, 04/01/19		125	134
Phoenix, Callable 07/01/07 @ 102
5.250%, 07/01/20		250	267
Phoenix, Callable 07/01/10 @ 100
5.250%, 07/01/19		350	382
5.375%, 07/01/25		750	810
Pima County Unified School District #12,
Sunnyside, Callable 07/01/09 @ 100 (FGIC)
5.300%, 07/01/13		150	167
Puerto Rico Public Building Authority,
Series I, Callable 07/01/14 @ 100 (COMGTY)
5.250%, 07/01/33		400	418
Scottsdale, Pre-refunded 07/01/09 @ 100
5.500%, 07/01/22	(a)	250	280
Tucson
5.500%, 07/01/18		250	288
Tucson, Callable 07/01/15 @ 100 (FGIC)
5.000%, 07/01/20		250	270
Total General Obligations			4,550

Certificates of Participation - 3.6%
El Mirage, Callable 02/01/05 @ 100
6.900%, 08/01/16		125	125
Pinal County
5.000%, 12/01/14		400	432

Tucson, Callable 07/01/08 @ 100 (MBIA)
5.500%, 07/01/15	200	218
Total Certificates of Participation		775

Total Municipal Bonds
(Cost $19,239)		21,044

DESCRIPTION	SHARES	VALUE (000)

Money Market Fund - 1.5%
Federated Arizona Municipal Money Market Fund	332,237	$332

Total Money Market Fund
(Cost $332)		332
Total Investments - 99.3%
(Cost $19,571)		21,376
Other Assets and Liabilities, Net - 0.7%		141
Total Net Assets - 100.0%		$21,517

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of December 31, 2004, the aggregate market value of securities subject to the AMT was $1,453,749, which represents 6.8% of net assets.

COMGTY - Commonwealth Guaranty

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan  Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

RAAI - Radian Asset Assurance Inc.

Schedule of INVESTMENTS December 31, 2004 (Unaudited)

California Intermediate Tax Free Fund

DESCRIPTION		PAR (000)	VALUE (000)+

Municipal Bonds - 95.7%
Revenue Bonds - 65.2%
Education - 8.8%
ABAG Financial Authority, Schools of the Sacred Heart, Series A
5.800%, 06/01/08		$200	$216
California Educational Facilities Authority, Lutheran University,
Series C, Callable 10/01/14 @ 100
4.750%, 10/01/15		675	710
California Educational Facilities Authority, University of Pacific, Callable 11/01/14 @ 100
5.000%, 11/01/20		435	459
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A
5.650%, 03/01/07		380	401
5.750%, 03/01/08		400	430
California State Higher Educational Facilities Authority, Occidental College Project, Callable 10/01/07 @ 102 (MBIA)
5.300%, 10/01/10		500	547
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B
6.000%, 06/01/10		495	551
California State Higher Educational Facilities Authority, University of Redlands, Series A
5.550%, 06/01/09		225	250
California State Higher Educational Facilities Authority, University of Redlands, Series A, Callable 06/01/10 @ 101
5.700%, 06/01/11		250	280
5.750%, 06/01/12		260	288
California Statewide Communities Development Authority, Viewpoint Schools (ACA)
4.125%, 10/01/14		405	404
			4,536

Healthcare - 20.5%
ABAG Financial Authority, O’Connor Woods (ACA)
5.250%, 11/01/05		500	512
ABAG Financial Authority, Odd Fellows Home of California (CMI)
4.950%, 08/15/07		500	529
California Health Facilities Financing Authority, Casa Colina, Callable 04/01/12 @ 100
5.500%, 04/01/13		300	320
California Health Facilities Financing Authority, Catholic Healthcare West, Series I, Mandatory Put 07/01/14 @ 100
4.950%, 07/01/26		450	471
California Health Facilities Financing Authority, Marshall Medical Center, Series A, Callable 11/01/14 @ 100 (CMI)
4.750%, 11/01/19		1,200	1,229
California Health Facilities Financing Authority, Paradise Valley Estates (CMI)
4.125%, 01/01/10		500	520
4.375%, 01/01/12		540	564
California Health Facilities Financing Authority, Valleycare Medical Center, Series A, Callable 05/01/12 @ 100 (CMI)
4.625%, 05/01/13		300	315
4.800%, 05/01/14		715	753
California State Health Facilities Authority, Casa de las Campanas, Series A, Callable 08/01/08 @ 100 (CMI)
5.375%, 08/01/09		250	269
California Statewide Communities Development Authority, Elder Care Alliance, Series A
7.250%, 11/15/11		500	505
California Statewide Communities Development Authority, Kaiser Permanente, Series D, Mandatory Put 03/01/07 @ 100
4.350%, 11/01/36		500	515
California Statewide Communities Development Authority, Kaiser Permanente, Series I, Mandatory Put 05/01/11 @ 100
3.450%, 04/01/35	(a)	500	492
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/12		500	542

California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation, Callable 06/01/07 @ 101 (AMBAC)
5.000%, 06/01/12		150	160
La Verne, Brethren Hillcrest Homes, Series B, Callable 02/15/13 @ 101 (ACA)
5.600%, 02/15/33		500	522
Marysville Hospital, Fremont Rideout Health Project, Series A, Callable 07/01/08 @ 103 (AMBAC)
5.000%, 01/01/10		500	543
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de la Concepcion, Series A
5.500%, 11/15/09		650	718
Rancho Mirage Joint Powers Finance Authority, Eisenhower Medical Center, Series A, Callable 07/01/07 @ 102 (MBIA)
5.125%, 07/01/08		500	543
Riverside County Public Financing Authority, Air Force Village West
5.125%, 05/15/05		525	529
			10,551

Housing - 5.8%
ABAG Financial Authority, Archstone Redwood Housing Project, Series A
5.300%, 10/01/08		500	536
Aztec Shops, California State Auxiliary Organization, San Diego State University, Callable 09/01/10 @ 101
5.400%, 09/01/11		1,035	1,127
California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series D (FNMA) (GNMA)
5.250%, 06/01/10		40	40
California Statewide Communities Development Authority, Equity Residential, Series B, Mandatory Put 06/15/09 @ 100
5.200%, 12/01/29		500	534
California Statewide Communities Development Authority, Multifamily Housing, Citrus Gardens Apartments, Callable 07/01/12 @ 102
5.375%, 07/01/26		700	715
			2,952

Lease Revenue - 4.8%
California State Public Works Board, California Community Colleges, Series A, Callable 12/01/09 @ 101 (MLO)
4.875%, 12/01/18		200	208
California State Public Works Board, Department of Corrections, Series A (AMBAC) (MLO)
6.000%, 01/01/06		545	566
California State Public Works Board, Department of Health Services, Callable 11/01/09 @ 101 (MBIA) (MLO)
5.200%, 11/01/12		500	546
California State Public Works Board, Department of Mental Health, Callable 06/01/14 @ 100 (MLO)
5.500%, 06/01/16		540	606
Los Angeles Municipal Improvement Corporation, Sanitation Equipment, Series A (FSA) (MLO)
6.000%, 02/01/07		500	540
			2,466

Miscellaneous - 3.3%
Children’s Trust Fund, Puerto Rico Tobacco Settlement Issue, Escrowed to Maturity
5.000%, 07/01/08	(b)	250	271
Golden West Schools Financing Authority, Series A (MBIA)
5.700%, 02/01/13		720	835
5.750%, 02/01/14		520	609
			1,715

Recreational Facility Authority - 1.0%
California State University Fresno Association, Auxiliary Organization Event Center, Callable 07/01/12 @ 101
6.000%, 07/01/22		500	529

Tax Revenue - 1.8%
Long Beach Community Facilities District #5, Towne Center Special Tax, Callable 10/01/06 @ 102
6.100%, 10/01/12		165	173
Murrieta Community Facilities District #2, The Oaks Area, Callable 09/01/14 @ 100
5.750%, 09/01/20		250	256

West Covina Redevelopment Agency, Fashion Plaza Project
5.125%, 09/01/05		300	306
William S. Hart Joint School Financing Authority, Special Tax, Callable 09/01/05 @ 102 (FSA)
6.100%, 09/01/06		200	209
			944

Transportation - 4.7%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
4.650%, 10/01/14	(a)	1,000	665
San Francisco Bay Area Transportation Financing Authority, Bridge Toll (ACA)
5.500%, 08/01/05		690	703
San Francisco City & County International Airports Commission, Second Series, Issue 25 (AMT) (FSA)
5.500%, 05/01/08		500	543
San Francisco City & County International Airports Commission, SFO Fuel, Series A (AMT) (FSA)
5.250%, 01/01/07		450	474
			2,385

Utilities - 14.5%
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Project, Mandatory Put 09/01/09 @ 100 (AMT)
4.100%, 09/01/14		750	765
California State Department of Water, Central Valley Project, Series O, Callable 12/01/05 @ 101
5.000%, 12/01/12		500	518
California State Department of Water, Central Valley Project, Series P, Pre-refunded 06/01/06 @ 101
5.300%, 12/01/07	(c)	750	791
California State Department of Water, Series A, Callable 05/01/12 @ 101
5.875%, 05/01/16		500	568
California State Department of Water, Series C-10
1.645%, 05/01/22		1,500	1,500
Chino Basin Regional Financing Authority, Inland Empire Utility Agency Sewer Project, Callable 11/01/09 @ 101 (MBIA)
5.200%, 11/01/11		405	447
Imperial, Wastewater Treatment Facility, Callable 10/15/11 @ 102 (FGIC)
5.000%, 10/15/20		1,000	1,067
Metropolitan Water District of Southern California, Series B, Callable 07/01/06 @ 102 (MBIA)
4.875%, 07/01/10		190	201
5.000%, 07/01/14		295	312
Metropolitan Water District of Southern California, Series B, Pre- refunded 07/01/06 @ 102 (MBIA)	(c)
4.875%, 07/01/10		135	143
5.000%, 07/01/14		205	218
Richmond Wastewater Systems, Callable 08/01/09 @ 102 (FGIC)
5.200%, 08/01/11		500	552
Whittier Utility Authority, Callable 06/01/13 @ 100 (MBIA)
4.400%, 06/01/17		305	316
4.500%, 06/01/18		65	67
			7,465
Total Revenue Bonds			33,543

General Obligations - 21.8%
Alisal Unified School District, Series C, Zero Coupon Bond (FGIC)
5.050%, 08/01/08	(a)	860	781
California State, Callable 08/01/13 @ 100
5.000%, 02/01/17		1,000	1,074
California State, Callable 04/01/14 @ 100
5.125%, 04/01/24		500	527
Foothill-De Anza Community College District, Callable 08/01/10 @ 101
6.000%, 08/01/11		300	346
Fresno Unified School District, Series A (MBIA)
6.050%, 08/01/11		500	589
Golden West Schools Financing Authority, Series A, Zero Coupon Bond (MBIA)
5.000%, 02/01/12	(a)	535	409
Grossmont Unified High School District, Callable 09/01/08 @ 102 (FSA) (MLO)
5.400%, 09/01/13		300	338

Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 02/01/14		300	363
Lemon Grove School District, Election of 1998-B, Zero Coupon Bond (FSA)
3.329%, 11/01/20	(a)	375	177
Montebello Unified School District, Zero Coupon Bond (MBIA)
10.398%, 08/01/21	(a)	700	315
Oxnard School District (MBIA)
5.000%, 08/01/05		600	611
Pomona School District, Series A (MBIA)
5.450%, 02/01/06		250	259
5.500%, 08/01/06		250	263
Pomona School District, Series A, Callable 08/01/11 @ 103 (MBIA)
6.150%, 08/01/15		500	591
Puerto Rico Commonwealth, Series B (FSA)
6.500%, 07/01/15		1,000	1,253
Roseville Joint Union High School District, Callable 08/01/11 @ 101
5.200%, 08/01/20		600	646
San Juan Unified School District, Zero Coupon Bond (FSA)
5.420%, 08/01/16	(a)	390	234
San Mateo County Community College District, Series A, Zero Coupon Bond (FGIC)
5.300%, 09/01/17	(a)	760	429
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
5.150%, 09/01/17	(a)	1,000	565
Walnut Valley Unified School District, Series A (MBIA)
6.850%, 08/01/07		250	279
Walnut Valley Unified School District, Series A, Callable 08/01/10 @ 102 (FSA)
5.000%, 08/01/12		255	280
West Covina Unified School District, Series A (MBIA)
5.350%, 02/01/20		770	882
Total General Obligations			11,211

Certificates of Participation - 8.7%
Bakersfield Convention Center Expansion Project, Callable 04/01/07 @ 101 (MBIA) (MLO)
5.500%, 04/01/10		250	269
Kern County Board of Education, Series A, Callable 05/01/08 @ 102 (MBIA) (MLO)
5.200%, 05/01/12		905	990
Los Angeles Community College, Energy Retrofit Project (AMBAC)
5.000%, 08/15/09		300	333
Los Angeles County Schools, Regionalized Business Services Financing Project, Series A
5.000%, 09/01/08		200	217
Los Angeles, Sonnenblick Del Rio, West Los Angeles (AMBAC) (MLO)
5.375%, 11/01/10		500	565
Paradise Unified School District, Measure M Project, Series A, Callable 09/01/05 @ 102 (AMBAC) (MLO)
5.250%, 09/01/07		300	312
San Buenaventura Wastewater Revenue, Callable 03/01/14 @ 100 (MBIA)
4.000%, 03/01/16		500	506
Turlock California Health Facilities Revenue, Emanuel Medical Center, Callable 10/15/14 @ 100
5.000%, 10/15/24		1,000	990
West Covina Civic Center Project, Pre-refunded 09/01/05 @ 102 (FSA) (MLO)
5.250%, 09/01/07	(c)	250	260
Total Certificates of Participation			4,442

Total Municipal Bonds
(Cost $46,218)			49,196

DESCRIPTION	SHARES	VALUE (000)

Money Market Funds - 2.7%
Federated California Municipal Cash Trust	954,528	$955
Provident California Money Fund	446,326	446

Total Money Market Funds
(Cost $1,401)		1,401
Total Investments - 98.4%
(Cost $47,619)		50,597

Other Assets and Liabilities, Net - 1.6%	811
Total Net Assets - 100.0%	$51,408

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	The rate shown is the effective yield at the time of purchase.
(b)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(c)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of December 31, 2004, the aggregate market value of securities subject to the AMT was $1,782,197, which represents 3.5% of net assets.

CMI - California Mortgage Insurance Program

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

Schedule of INVESTMENTS December 31, 2004 (Unaudited)

California Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds - 93.6%
Revenue Bonds - 62.5%
Education - 11.1%
ABAG Financial Authority, Schools of the Sacred Heart, Series A
5.900%, 06/01/10	$200	$222
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A
5.550%, 03/01/06	250	258
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A, Callable 03/01/10 @ 101
6.750%, 03/01/19	380	420
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B, Callable 06/01/10 @ 101
6.625%, 06/01/20	215	238
California State Higher Educational Facilities Authority, University of Redlands, Series A, Callable 06/01/10 @ 101
5.950%, 06/01/15	310	341
California State University Foundation, Monterey Bay, Callable 06/01/11 @ 100 (MBIA)
5.300%, 06/01/22	500	546
University of California, Series K, Callable 09/01/08 @ 101
5.000%, 09/01/20	1,000	1,065
		3,090

Healthcare - 8.0%
ABAG Finance Authority, Lincoln Glen Manor Senior Citizens, Callable 02/15/08 @ 101 (CMI)
6.100%, 02/15/25	250	270
California Health Facilities Financing Authority, Casa Colina, Callable 04/01/12 @ 100
5.500%, 04/01/13	50	53
California Health Facilities Financing Authority, Marshall Medical Center, Series A, Callable 11/01/14 @ 100 (CMI)
4.750%, 11/01/19	560	574
California Statewide Communities Development Authority, Elder Care Alliance, Series A
7.250%, 11/15/11	250	252
California Statewide Communities Development Authority, Kaiser Permanente, Series D, Mandatory Put 03/01/07 @ 100
4.350%, 11/01/36	250	258
California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation, Callable 06/01/07 @ 101 (AMBAC)
5.000%, 06/01/12	350	372
Puerto Rico Industrial Tourist, Educational, Medical & Environmental Control Facilities, Hospital de La Concepcion, Series A
5.500%, 11/15/08	400	438
		2,217

Housing - 5.5%
Aztec Shops, California State Auxiliary Organization, San Diego State University
5.200%, 09/01/08	455	487
California State Department of Veterans Affairs, Series C, Callable 01/09/11 @ 101 (AMT)
5.500%, 12/01/19	460	489
California State Housing Finance Agency, Single Family Mortgage, Series B (AMT) (FNMA) (GNMA)
5.650%, 06/01/10	25	25
California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/08 @ 100
5.250%, 06/01/29	500	532
		1,533

Lease Revenue - 4.1%
California State Public Works Board, California Community Colleges, Series B, Callable 06/01/14 @ 100
5.500%, 06/01/19	1,035	1,150

Miscellaneous - 9.3%
Golden West Schools Financing Authority, Series A (MBIA)
5.750%, 02/01/14		250	293
5.800%, 08/01/22		320	385
5.800%, 08/01/23		345	415
Sacramento City Financing Authority, Callable 06/01/10 @ 101 (MLO)
5.400%, 06/01/18		455	502
5.500%, 06/01/23		645	714
San Francisco Airport Commission, SFO Fuel Company, Callable 01/01/08 @ 102 (AMT) (FSA)
5.625%, 01/01/12		250	273
			2,582

Pollution Control - 0.9%
California Statewide Communities Development Authority Water & Wastewater Revenue, Pooled Financing Project, Series 2004A, Callable 10/01/13 @ 101 (FSA)
5.000%, 10/01/16		215	235

Recreational Facility Authority - 1.9%
California State University Fresno Association, Auxiliary Organization Event Center, Callable 07/01/12 @ 101
6.000%, 07/01/22		500	529

Tax Revenue - 6.7%
Grass Valley Community Redevelopment Agency, Tax Allocation, Callable 12/01/08 @ 102
6.400%, 12/01/34		400	453
Long Beach Community Facilities District #5, Towne Center Special Tax, Callable 10/01/06 @ 102
6.100%, 10/01/12		250	262
Los Angeles, Callable 03/01/10 @ 101
5.625%, 03/01/19		200	223
Los Angeles County Community Facilities District #3, Series A, Special Tax, Callable 09/01/10 @ 100 (AMBAC)
5.250%, 09/01/18		715	784
Murrieta Community Facilities District #2, The Oaks Area, Callable 09/01/14 @ 100
5.750%, 09/01/20		125	128
			1,850

Transportation - 0.4%
Puerto Rico Commonwealth Highway & Transportation Authority, Series X (MBIA)
5.500%, 07/01/15		100	116

Utilities - 14.6%
California State Department of Water, Series W (FSA)
5.500%, 12/01/14		450	522
Compton Sewer Authority, Callable 09/01/08 @ 102 (MBIA)
5.375%, 09/01/23		1,150	1,259
Contra Costa Water Authority, Series A, Callable 10/01/12 @ 100 (FGIC)
5.000%, 10/01/20		340	362
Los Angeles Power System, Series A, Subseries A-1 (MBIA)
5.000%, 07/01/12		1,225	1,365
Los Angeles Water & Power Development Authority, Pre-refunded 02/15/05 @ 101
6.100%, 02/15/17	(a)	35	36
South Bayside Waste Management Authority, Callable 03/01/09 @ 102 (AMBAC)
5.750%, 03/01/20		150	168
West Kern County Water District, Callable 06/01/10 @ 101
5.200%, 06/01/14		320	337
			4,049
Total Revenue Bonds			17,351

General Obligations - 27.6%
Acalanes Unified High School District, Zero Coupon Bond, Pre-refunded 08/01/10 @ 70.92 (FGIC)
5.560%, 08/01/16	(a) (b)	700	415
California State, Callable 10/01/10 @ 100
5.250%, 10/01/19		600	649
California State, Callable 02/01/13 @ 100
5.000%, 02/01/24		700	726

Glendora Unified School District, Series A, Callable 09/01/10 @ 101 (FSA)
5.350%, 09/01/20		340	374
5.375%, 09/01/25		1,000	1,085
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 08/01/20		460	573
Pleasant Valley School District, Ventura County, Series A (MBIA)
5.850%, 02/01/19		250	300
Pomona Unified School District, Series A (MBIA)
5.950%, 02/01/17		855	1,026
Sacramento Unified School District, Series A, Pre-refunded 07/01/09 @ 102
5.750%, 07/01/17	(a)	400	463
Vallejo City Unified School District, Series A (MBIA)
5.900%, 08/01/21		350	424
Ventura County Community College District, Series A, Callable 08/01/12 @ 101 (MBIA)
5.000%, 08/01/18		910	978
Wiseburn School District, Series A, Callable 08/01/10 @ 100 (FGIC)
5.250%, 08/01/22		600	651
Total General Obligations			7,664

Certificates of Participation - 3.5%
Escondido, Series A, Callable 09/01/10 @ 101 (FGIC)
5.625%, 09/01/20		300	335
Los Angeles, Sonnenblick del Rio Senior Lien, Callable 11/01/10 @ 101 (AMBAC)
6.000%, 11/01/19		330	380
Ridgecrest Civic Center Project, Callable 03/01/09 @ 101
6.250%, 03/01/21		250	268
Total Certificates of Participation			983
Total Municipal Bonds
(Cost $24,003)			25,998

DESCRIPTION	SHARES	VALUE (000)

Money Market Funds - 5.1%
Federated California Municipal Cash Trust	1,203,648	$1,204
Provident California Money Fund	207,450	207

Total Money Market Funds
(Cost $1,411)		1,411
Total Investments - 98.7%
(Cost $25,414)		27,409
Other Assets and Liabilities, Net - 1.3%		359
Total Net Assets - 100.0%		$27,768

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b)	The rate shown is the effective yield at the time of purchase.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of December 31, 2004, the aggregate market value of securities subject to the AMT was $786,675, which represents 2.8% of net assets.

CMI - California Mortgage Insurance Program

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

Colorado Intermediate Tax Free Fund

DESCRIPTION		PAR (000)	VALUE (000)+

Municipal Bonds - 97.2%
Revenue Bonds - 77.2%
Education - 7.6%
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project
6.250%, 09/15/11		$370	$384
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/11	(a)	800	900
Colorado State Educational & Cultural Facilities Authority, Core Knowledge Charter School, Pre-refunded 11/01/09 @ 100	(b)
6.850%, 11/01/16		440	519
Colorado State Educational & Cultural Facilities Authority, University of Denver (MBIA)
4.250%, 03/01/13		2,000	2,112
			3,915

Healthcare - 20.6%
Colorado State Health Facilities Authority, Boulder Hospital (MBIA)
4.875%, 10/01/09		500	543
5.000%, 10/01/10		500	549
Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/12		500	542
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 12/01/10 @ 102
6.900%, 12/01/25		350	390
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A
4.200%, 06/01/13		200	201
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project, Callable 01/01/08 @ 100
5.375%, 01/01/16		700	712
Colorado State Health Facilities Authority, North Colorado Medical Center Project (FSA)
5.000%, 05/15/09		1,000	1,088
Colorado State Health Facilities Authority, Parkview Medical Center
5.500%, 09/01/07		250	266
5.750%, 09/01/08		250	272
5.500%, 09/01/09		500	542
Colorado State Health Facilities Authority, Poudre Valley Healthcare, Callable 12/01/09 @ 101 (FSA)
5.750%, 12/01/10		1,000	1,126
Colorado State Health Facilities Authority, Steamboat Springs Health Project, Callable 09/15/08 @ 101
5.300%, 09/15/09		250	261
Colorado State Health Facilities Authority, The Devereux Foundation, Callable 11/01/12 @ 100 (RAAI)
4.200%, 11/01/13		80	82
Colorado State Health Facilities Authority, Vail Medical Center, Callable 01/15/12 @ 100
5.750%, 01/15/22		800	847
Colorado State Health Facilities Authority, Vail Valley Medical Center Project
5.000%, 01/15/13		300	314
Delta County Memorial Hospital District, Callable 09/01/13 @ 100
5.350%, 09/01/17		500	517
La Junta Hospital, Arkansas Valley Regional Medical Center Project
5.200%, 04/01/06		300	307

5.300%, 04/01/07		320	333
5.400%, 04/01/08		335	352
5.500%, 04/01/09		355	376
Montrose Memorial Hospital
5.300%, 12/01/13		260	268
Montrose Memorial Hospital, Callable 12/01/13 @ 102
5.450%, 12/01/14		390	403
University of Colorado Hospital Authority, Callable 11/15/11 @ 100
5.000%, 11/15/14		300	314
			10,605

Housing - 0.0%
Colorado State Housing Finance Authority, Single Family Mortgages, Series B-1, Callable 06/01/05 @ 103 (AMT)
5.875%, 06/01/11		15	15

Miscellaneous - 7.3%
Colorado State Educational & Cultural Facilities Authority, Colorado Public Radio
4.800%, 07/01/09		250	265
4.900%, 07/01/10		265	281
Colorado State Educational & Cultural Facilities Authority, Nashville Public Radio
5.500%, 04/01/12		430	466
Colorado State Educational & Cultural Facilities Authority, National Conference of State Legislatures, Callable 06/01/11 @ 100
5.250%, 06/01/13		700	756
Denver City & County, Helen G. Bonfils Foundation Project, Series B, Callable 12/01/07 @ 100
5.125%, 12/01/17		900	956
Jefferson County, Metropolitan YMCA Project, Series A, Pre-refunded 08/01/05 @ 100
7.500%, 08/01/08	(b)	1,000	1,030
			3,754

Recreational Facility Authority - 0.4%
Hyland Hills Metropolitan Park & Recreational District, Series A, Callable 12/15/07 @ 101
6.100%, 12/15/09		210	226

Tax Revenue - 7.7%
Boulder County Sales & Use Tax (FGIC)
5.750%, 12/15/05		870	900
Boulder County Sales & Use Tax, Escrowed to Maturity (FGIC)
5.750%, 12/15/05	(a)	130	135
Douglas County Sales & Use Tax (FSA)
6.000%, 10/15/09		200	229
Larimer County Sales & Use Tax (AMBAC)
5.000%, 12/15/10		460	510
Longmont Sales & Use Tax, Callable 11/15/10 @ 100
5.500%, 11/15/15		500	557
Longmont Sales & Use Tax, Callable 11/15/10 @ 101 (AMBAC)
4.875%, 11/15/18		1,000	1,062
Westminster Sales & Use Tax, Series A, Callable 12/01/07 @ 102 (FGIC)
5.250%, 12/01/11		500	546
			3,939

Transportation - 13.5%
Colorado Department of Transportation (AMBAC)
6.000%, 06/15/10		1,000	1,152
The E-470 Public Highway Authority, Series B, Zero Coupon Bond (MBIA)
5.520%, 09/01/17	(c)	1,575	891
6.400%, 09/01/19	(c)	960	486
5.650%, 09/01/20	(c)	500	240
5.396%, 09/01/22	(c)	1,620	691

The E-470 Public Highway Authority, Series C,Convertible, Zero Coupon Bond (MBIA)
4.250%, 09/01/17	(c)	500	391
Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond (AMBAC)
5.250%, 06/15/15	(c)	2,000	1,637
5.350%, 06/15/16	(c)	1,000	822
Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond (FSA)
5.000%, 06/15/14	(c)	750	612
			6,922

Utilities - 20.1%
Arapahoe County Water & Wastewater Authority
5.550%, 12/01/06		140	148
5.650%, 12/01/07		150	163
5.750%, 12/01/08		160	178
Arapahoe County Water & Wastewater Authority, Callable 12/01/09 @ 100
6.000%, 12/01/11		185	211
Boulder Water & Sewer
5.750%, 12/01/10		1,545	1,771
Broomfield Water Activity Enterprise, Callable 12/01/10 @ 101 (MBIA)
5.500%, 12/01/17		500	562
Colorado Springs Utilities, Series A (VRDO)
1.017%, 11/01/29		3,800	3,800
Colorado State Water Resource & Power Development Authority, Small Water Resources, Series A, Callable 11/01/10 @ 100 (FGIC)
5.700%, 11/01/15		100	113
Denver City & County Wastewater, Callable 11/01/12 @ 100 (FGIC)
5.250%, 11/01/17		1,260	1,390
Platte River Power Authority, Series DD, Callable 06/01/07 @ 102 (MBIA)
5.375%, 06/01/17		875	945
Ute Water Conservancy District (MBIA)
6.000%, 06/15/09		680	772
Widefield Water & Sanitation District, Callable 12/01/14 @100 (MBIA)
4.000%, 12/01/15		300	306
			10,359

Total Revenue Bonds			39,735

General Obligations - 14.5%
Arapahoe County School District #5, Cherry Creek, Callable 12/15/09 @ 100 (STAID)
5.500%, 12/15/11		1,000	1,111
Boulder, Larimer & Weld Counties, St. Vrain Valley School District, Callable 12/15/13 @ 100 (MBIA) (STAID)
5.250%, 12/15/14		1,000	1,125
El Paso County School District #20, Series A (STAID)
6.100%, 12/15/05		500	519
Elbert County School District #C-1, Elizabeth
5.150%, 12/01/08		500	547
Garfield County School District #RE-2, Callable 12/01/12 @ 100 (FSA) (STAID)
5.250%, 12/01/19		1,530	1,678
Jefferson County School District #R-001 (MBIA) (STAID)
6.250%, 12/15/09		1,000	1,158
Westglenn Metropolitan District, Callable 12/01/09 @ 100
6.000%, 12/01/14		1,220	1,301
Total General Obligations			7,439

Certificates of Participation - 5.5%
Colorado Springs Public Facility Authority, Old City Hall Project (FSA) (MLO)
5.000%, 12/01/10		200	221

Englewood Civic Center Project, Callable 12/01/08 @ 100 (MBIA) (MLO)
4.900%, 06/01/13	585	626
Garfield County Building Corporation (AMBAC) (MLO)
5.750%, 12/01/09	400	454
Garfield County Building Corporation, Callable 12/01/09 @ 101 (AMBAC) (MLO)
5.300%, 12/01/11	400	443
Westminster Recreational Facilities, Callable 09/01/09 @ 101 (MBIA) (MLO)
5.200%, 09/01/10	1,000	1,102
Total Certificates of Participation		2,846

Total Municipal Bonds
(Cost $46,321)		50,020

DESCRIPTION		SHARES	VALUE (000)

Affiliated Money Market Fund - 2.2%
First American Tax Free Obligations Fund, Cl Z	(d)	1,143,298	$1,143

Total Affiliated Money Market Fund
(Cost $1,143)			1,143

Total Investments - 99.4%
(Cost $47,464)			51,163
Other Assets and Liabilities, Net - 0.6%			305
Total Net Assets - 100.0%			$51,468

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of December 31, 2004, the aggregate market value of securities subject to the AMT was $15,062, which represents 0.0% of net assets.

Cl - Class

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

RAAI - Radian Asset Assurance Inc.

STAID - State Aid Withholding

VRDO - Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2004. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days’ notice. Maturity date shown represents final maturity.

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

Colorado Tax Free Fund

DESCRIPTION		PAR (000)	VALUE (000)+

Municipal Bonds - 99.7%
Revenue Bonds - 72.3%
Education - 7.5%
Colorado State Board of Agriculture, Auxiliary Facility Systems, Callable 03/01/07 @ 101 (AMBAC)
5.125%, 03/01/17		$200	$212
Colorado State Educational & Cultural Facilities Authority, Ave Marie School Project, Callable 12/01/10 @ 100 (RAAI)
6.000%, 12/01/16		200	225
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/11	(a)	550	619
Colorado State Educational & Cultural Facilities Authority, Core Knowledge Charter School, Callable 11/01/09 @ 100
6.850%, 11/01/16		100	118
Colorado State Educational & Cultural Facilities Authority, University of Denver Project, Callable 03/01/11 @ 100 (AMBAC)
5.350%, 03/01/20		500	550
			1,724

Healthcare - 19.8%
Boulder County Longmont United Hospital Project (RAAI)
5.250%, 12/01/09		260	285
5.300%, 12/01/10		330	364
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B, Callable 12/01/12 @ 101
6.125%, 12/01/33		350	369
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 12/01/10 @ 102
6.900%, 12/01/25		150	167
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A, Callable 06/01/14 @ 100
5.250%, 06/01/34		230	235
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project, Callable 01/01/08 @ 100
5.375%, 01/01/16		300	305
Colorado State Health Facilities Authority, Parkview Medical Center
5.600%, 09/01/11		300	329
Colorado State Health Facilities Authority, Portercare Adventist Project, Callable 11/15/11 @ 101
6.500%, 11/15/23		600	667
Colorado State Health Facilities Authority, Steamboat Springs Health Project, Callable 09/15/08 @ 101
5.300%, 09/15/09		250	261
Colorado State Health Facilities Authority, Vail Valley Medical Center Project, Callable 01/15/05 @ 100
5.000%, 01/15/20		250	256
Colorado State Health Facilities Authority, Vail Valley Medical Center, Callable 01/15/12 @ 100
5.800%, 01/15/27		500	525
Colorado State Health Facilities Authority, Vail Valley Medical Center, Series A, Callable 01/15/05 @ 101 (ACA)
6.500%, 01/15/13		250	253
Delta County Memorial Hospital District, Callable 09/01/13 @ 100
5.350%, 09/01/17		220	227
La Junta, Arkansas Valley Regional Medical Center Project, Callable 04/01/09 @ 101
6.100%, 04/01/24		100	105
Montrose Memorial Hospital, Callable 12/01/13 @ 102
6.375%, 12/01/23		130	139

University of Colorado Hospital Authority
5.600%, 11/15/31		100	103
			4,590

Housing - 2.4%
Colorado State Housing Finance Authority, Multifamily Project, Class I, Series B-4, Callable 10/01/10 @ 100
5.900%, 04/01/31		100	105
Colorado State Housing Finance Authority, Series E-2, Callable 08/01/10 @ 105 (AMT)
7.000%, 02/01/30		75	75
Colorado State Housing Finance Authority, Single Family Housing Program, Series A-2, Callable 10/01/09 @ 105 (AMT)
7.450%, 10/01/16		15	15
Colorado State Housing Finance Authority, Single Family Housing Program, Series B-2, Callable 04/01/10 @ 105 (AMT)
7.100%, 04/01/17		45	46
El Paso County, Series D, Zero Coupon Bond, Escrowed to Maturity (AMT) (FSA) (GNMA)
6.000%, 07/01/11	(a) (b)	400	312
			553

Miscellaneous - 5.0%
Colorado State Educational & Cultural Facilities Authority, Nashville Public Radio, Callable 04/01/12 @ 100
5.875%, 04/01/22		250	267
Colorado State Educational & Cultural Facilities Authority, National Conference of State Legislatures, Callable 06/01/11 @ 100
5.250%, 06/01/21		750	785
Denver City & County, Helen G. Bonfils Foundation Project, Series B, Callable 12/01/07 @ 100
5.125%, 12/01/17		100	106
			1,158

Recreational Facility Authority - 0.9%
Hyland Hills Metropolitan Park & Recreational District, Series A, Callable 12/15/07 @ 101
6.100%, 12/15/09		200	216

Tax Revenue - 8.3%
Boulder County Sales & Use Tax, Series A, Callable 12/15/09 @ 101 (FGIC)
5.800%, 12/15/16		495	561
6.000%, 12/15/19		200	229
Douglas County Sales & Use Tax, Callable 10/15/10 @ 100 (FSA)
5.625%, 10/15/20		200	222
Highlands Ranch Metropolitan District #2, Callable 06/15/06 @ 101 (FSA)
5.000%, 06/15/16		200	209
Larimer County Sales & Use Tax, Callable 12/15/10 @ 100 (AMBAC)
5.625%, 12/15/18		100	112
Metex Metropolitan District, Series A, Callable 12/01/07 @ 101 (MBIA)
5.800%, 12/01/16		350	385
Mountain Village Metropolitan District, San Miguel County, Callable 12/01/07 @ 101 (MBIA)
5.200%, 12/01/17		200	216
			1,934

Transportation - 11.9%
Denver City & County Airport, Series E, Callable 11/15/07 @ 101 (MBIA)
5.250%, 11/15/23		500	534
The E-470 Public Highway Authority, Series C, Zero Cupon Bond (MBIA)
0.000%, 09/01/17	(b)	500	391
Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond (AMBAC)
5.250%, 06/15/15	(b)	500	409

Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond (FSA)
5.000%, 06/15/14	(b)	750	612
Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond, Callable 06/15/16 @ 100 (AMBAC)
5.700%, 06/15/21	(b)	1,000	807
			2,753

Utilities - 16.5%
Arapahoe County Water & Wastewater (MBIA)
5.000%, 12/01/26		250	260
Boulder Water & Sewer, Callable 12/01/10 @ 100
5.700%, 12/01/19		300	337
Broomfield Water Activity Enterprise, Callable 12/01/10 @ 101 (MBIA)
5.500%, 12/01/19		400	449
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/18		250	260
Colorado Water Resources & Power Development Authority, Callable 09/01/14 @ 100 (MBIA)
5.000%, 09/01/30		500	515
Denver City & County, Wastewater, Callable 11/01/12 @ 100 (FGIC)
5.000%, 11/01/20		500	531
5.125%, 11/01/22		250	266
Fort Collins Wastewater Utility Enterprise, Callable 12/01/10 @ 100 (FSA)
5.500%, 12/01/20		300	332
Platte River Power Authority, Series DD, Callable 06/01/07 @ 102 (MBIA)
5.375%, 06/01/17		500	540
Pueblo County Board of Waterworks, Series A, Callable 11/01/10 @ 100 (FSA)
5.875%, 11/01/18		305	346
			3,836

Total Revenue Bonds			16,764

General Obligations - 10.8%
Arapahoe County School District #5, Cherry Creek, Callable 12/15/09 @ 100 (STAID)
5.500%, 12/15/19		550	610
Boulder Open Space Acquisition, Callable 08/15/10 @ 100
5.450%, 08/15/16		350	388
Denver West Metropolitan District, Callable 12/01/14 @ 100
5.250%, 12/01/24		100	101
Douglas County School District #RE-1, Callable 12/15/12 @ 100 (FSA)
5.125%, 12/15/25		250	264
El Paso County School District #38, Pre-refunded 12/01/10 @ 100 (STAID)
6.375%, 12/01/18	(c)	200	237
6.000%, 12/01/24	(c)	250	291
El Paso County School District #49, Falcon, Series A, Callable 12/01/09 @ 105 (FSA) (STAID)
6.000%, 12/01/18		200	236
Morgan County School District #RE-3, Callable 12/01/09 @ 100 (AMBAC)
4.800%, 12/01/18		250	264
Pueblo County, School District #70, Pre-refunded 12/01/09 @ 100 (FGIC) (STAID)
6.000%, 12/01/18	(c)	100	115
Total General Obligations			2,506

Certificates of Participation - 16.6%
Arapahoe County Building Finance Authority, Callable 02/15/10 @ 100 (AMBAC)
5.250%, 02/15/19		400	434
5.250%, 02/15/21		650	701

Broomfield Open Space Park & Recreation Facilities, Callable 12/01/10 @ 100 (AMBAC)
5.500%, 12/01/20	800	886
Colorado Springs Old City Hall Project, Callable 12/01/10 @ 100 (FSA)
5.500%, 12/01/17	200	223
5.500%, 12/01/20	200	222
Denver City & County, Series A, Callable 05/01/10 @ 100 (MBIA)
5.500%, 05/01/17	400	439
Eagle County, Callable 12/01/09 @ 101 (MBIA)
5.400%, 12/01/18	300	330
Fremont County Lease, Callable 12/15/07 @ 101 (MBIA) (MLO)
5.300%, 12/15/17	250	274
Garfield County, Callable 12/01/09 @ 101 (AMBAC)
5.750%, 12/01/19	300	338
Total Certificates of Participation		3,847

Total Municipal Bonds
(Cost $20,822)		23,117

Total Investments - 99.7%
(Cost $20,822)		23,117
Other Assets and Liabilities, Net - 0.3%		73
Total Net Assets - 100.0%		$23,190

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b)	The rate shown is the effective yield at the time of purchase.
(c)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of December 31, 2004, the aggregate market value of securities subject to the AMT was $708,477, which represents 3.1% of net assets.

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

RAAI - Radian Asset Assurance Inc.

STAID - State Aid Withholding

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

Intermediate Tax Free Fund

DESCRIPTION		PAR (000)	VALUE (000)+

Municipal Bonds - 98.0%
Alabama - 0.9%
Alabama State Docks Department, Callable 10/01/08 @ 102 (MBIA) (RB)
5.250%, 10/01/10		3,000	$3,315
Anniston, Regional Medical Center Board, Northeast Alabama Regional Medical Center Project, Escrowed to Maturity (RB)
8.000%, 07/01/11	(a)	1,400	1,691
West Jefferson Amusement & Public Park Authority, First Mortgage, Visionland Alabama Project, Pre-refunded 12/01/06 @ 102 (RB)
7.500%, 12/01/08	(b)	705	756
			5,762
Alaska - 0.6%
Alaska Energy Authority, Bradley Lake, Third Series (FSA) (RB)
6.000%, 07/01/10		2,610	2,991
Alaska State Housing Finance Corporation, Series A, Callable 12/01/05 @ 102 (MBIA) (RB)
5.400%, 12/01/08		1,000	1,036
			4,027
Arizona - 3.2%
Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/13 @101 (RB)
7.500%, 11/15/23		3,300	3,351
Arizona State Municipal Financing Program, Escrowed to Maturity (COP) (MLO)
8.750%, 08/01/07	(a)	1,500	1,739
Arizona State Municipal Financing Program, Series 15, Escrowed to Maturity (COP) (MLO)
8.750%, 08/01/07	(a)	2,085	2,416
Arizona State Transportation Highway Board (RB)
8.000%, 07/01/05		5,000	5,147
Maricopa County School District #69, Paradise Valley (GO) (MBIA)
5.300%, 07/01/11		1,000	1,125
Phoenix Street & Highway User (RB)
6.500%, 07/01/09		180	187
6.250%, 07/01/11		900	935
Tempe Industrial Development Authority, Friendship Villiage Project, Series A (RB)
5.375%, 12/01/13		1,300	1,335
Tucson Airport Authority (FSA) (RB)
5.000%, 06/01/13		2,760	3,042
Yavapai County Industrial Development Authority, Waste Management Project, Mandatory Put 06/01/05 @ 100 (AMT) (RB)
4.625%, 06/01/27		2,000	2,014
			21,291
Arkansas - 0.4%
Pulaski County, Residential Housing Facilities Board, Escrowed to Maturity (FHA) (RB) (VA)
7.250%, 06/01/10	(a)	2,360	2,607

California - 5.5%
ABAG Financial Authority, Archstone Redwood Housing Project, Series A (RB)
5.300%, 10/01/08		290	311
ABAG Finance Authority for Nonprofit Corporations, Elder Care Alliance (CMI) (RB)
4.500%, 08/15/12		335	346
ABAG Finance Authority for Nonprofit Corporations, Elder Care Alliance, Callable 08/15/14 @ 100 (CMI) (RB)
5.000%, 08/15/17		1,215	1,261
ABC Unified School District, Series A (GO) (MBIA)
4.900%, 02/01/20		1,615	1,769

Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
4.650%, 10/01/14	(c)	2,000	1,330
California Educational Ficilities Authority, Lutheran University, Series C, Callable 10/01/14 @ 100 (RB)
5.000%, 10/01/24		1,000	1,019
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Project, Mandatory Put 09/01/09 @ 100 (AMT) (RB)
4.100%, 09/01/14		250	255
California State, Callable 11/01/11 @ 100 (GO)
5.000%, 11/01/18		5,000	5,281
California State, Callable 08/01/13 @ 100 (GO)
5.000%, 02/01/16		1,000	1,079
5.000%, 02/01/17		2,000	2,149
California State, Callable 02/01/14 @ 100 (GO)
5.000%, 02/01/21		1,500	1,582
California State, Callable 04/01/14 @ 100 (GO)
5.125%, 04/01/24		500	527
California State Department of Water, Series A, Callable 05/01/12 @ 101 (RB)
5.875%, 05/01/16		2,000	2,271
California State Economic Recovery, Series A (FGIC) (GO)
5.250%, 07/01/14		1,000	1,136
California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/08 @ 100 (RB)
5.250%, 06/01/29		1,000	1,065
California Statewide Communities Development Authority, Elder Care Alliance, Series A (RB)
7.250%, 11/15/11		1,450	1,463
California Statewide Communities Development Authority, Kaiser Permanente, Series I, Mandatory Put 05/01/11 @ 100 (RB)
3.450%, 04/01/35	(d)	500	492
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI) (RB)
5.000%, 11/15/12		1,210	1,312
California Statewide Communities Development Authority, Multifamily Housing, Citrus Gardens Apartments, Callable 07/01/12 @ 102 (RB)
5.375%, 07/01/26		500	511
Golden State Tobacco Securitization, Callable 06/01/10 @ 100 (GO) (MLO)
5.600%, 06/01/28		2,450	2,570
Golden State Tobacco Securitization, Series B (RB) (MLO)
5.000%, 06/01/12		1,000	1,076
Mountain View Los Altos School District, Callable 05/01/07 @ 102 (GO)
6.500%, 05/01/17		2,000	2,234
Placentia-Yorba Linda Unified School District, Callable 08/01/14 @ 100 (FGIC) (GO)
5.000%, 08/01/16		500	549
Roseville California JT High School, Callable 08/01/11 @ 101 (GO)
5.100%, 08/01/19		390	418
San Marcos, Escrowed to Maturity, Zero Coupon Bond (COP) (MLO)
4.890%, 02/15/06	(a) (c)	1,085	1,059
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC) (GO)
5.150%, 09/01/17	(c)	1,000	565
Victor Elementary School District, Series A, Zero Coupon Bond (FGIC) (GO)
5.660%, 08/01/23	(c)	2,030	812
Woodland Financial Authority, Callable 03/01/13 @ 102 (RB) (MLO) (XLCA)
4.700%, 03/01/19		815	840
4.800%, 03/01/20		855	884
			36,166
Colorado - 7.0%
Arapahoe County, Single Family, Escrowed to Maturity, Zero Coupon Bond (RB)
3.340%, 09/01/10	(a) (c)	9,320	7,675
Colorado Department of Transportation (AMBAC) (RB)
6.000%, 06/15/08		3,000	3,346

Colorado Health Facilities Authority, Parkview Medical Center, Callable 09/01/13 @ 100 (RB)
5.000%, 09/01/16		640	664
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Callable 09/15/11 @ 100 (RB)
6.750%, 09/15/15		1,200	1,224
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity (RB)
6.375%, 12/01/11	(a)	795	894
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/11 @ 100 (RB)
6.750%, 12/01/16	(b)	1,500	1,822
7.250%, 12/01/21	(b)	1,500	1,864
Colorado State Educational & Cultural Facilities Authority, Pinnacle Charter School Project (RB)
5.250%, 12/01/11		1,490	1,637
Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A (RB)
5.000%, 03/01/12		745	808
Colorado State Health Facilities Authority, Retirement Facilities, Escrowed to Maturity, Zero Coupon Bond (RB)
5.500%, 07/15/20	(a) (c)	10,000	4,800
Colorado State Housing Finance Authority, Series A-2, Callable 05/01/06 @ 105 (RB)
7.150%, 11/01/14		115	116
Denver City & County School District #1, Callable 12/01/13 @ 100 (FSA) (GO) (STAID)
4.000%, 12/01/14		4,545	4,680
Douglas County School District #RE-1, Douglas & Elbert Counties (FGIC) (GO) (STAID)
5.500%, 12/15/14		1,000	1,159
El Paso County School District #2, Harrison, Callable 12/01/11 @ 100 (FGIC) (GO) (STAID)
5.500%, 12/01/16		1,280	1,439
Jefferson County School District #R-1 (GO) (MBIA)
6.500%, 12/15/11		4,975	5,993
Jefferson County School District #R-1, Callable 12/15/08 @ 101 (FGIC) (GO) (STAID)
5.250%, 12/15/11		1,000	1,100
Loveland, Escrowed to Maturity (GO)
8.875%, 11/01/05	(a)	390	411
Mesa County, Escrowed to Maturity, Zero Coupon Bond (RB)
3.539%, 12/01/11	(a) (c)	5,500	4,283
Montrose Memorial Hospital, Callable 12/01/13 @ 102 (RB)
5.700%, 12/01/17		2,170	2,248
			46,163
Connecticut - 0.7%
Mashantucket Western Pequot Tribe, Series A, Pre-refunded 09/01/07, Callable 09/01/06 @ 102 (RB)
6.400%, 09/01/11	(b) (e)	4,170	4,588

Florida - 1.3%
Greater Orlando Aviation Authority, Airport Facilities (AMT) (FGIC) (RB)
5.250%, 10/01/09		1,815	1,985
Lee County Industrial Development Authority, Shell Point Village Health Project, Series A (RB)
5.500%, 11/15/08		1,000	1,065
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community (RB)
5.250%, 10/01/13		1,400	1,445
Palm Beach County Housing Facilities, Lourdes Noreen McKeen (RAAI) (RB)
3.500%, 12/01/08		785	803
3.750%, 12/01/09		815	838
Tampa Excise Tax, Callable 04/01/05 @ 100 (RB)
6.125%, 04/01/08		2,000	2,141
			8,277
Georgia - 0.3%
Cherokee County Water & Sewer Authority, Escrowed to Maturity, Callable 02/01/05 @ 101.50 (MBIA) (RB)
11.250%, 08/01/07	(a)	1,445	1,646

Hawaii - 0.7%
Hawaii State Airport System, Series B (AMT) (FGIC) (RB)
6.250%, 07/01/06		2,000	2,113
Hawaii State Harbor System, Series A (AMT) (FSA) (RB)
5.250%, 07/01/08		2,270	2,462
			4,575
Idaho - 0.2%
Ada & Canyon Counties, Joint School District #2, Pre-refunded 07/30/05 @ 101 (GO)
5.500%, 07/30/11	(b)	1,000	1,030

Illinois - 18.6%
Bolingbrook, Capital Appreciation, Escrowed to Maturity, Zero Coupon Bond (FGIC) (GO)
4.950%, 01/01/06	(a) (c)	1,000	978
Champaign County Community Unit School District #004 (GO)
8.250%, 01/01/09		1,315	1,581
Chicago, City Colleges, Zero Coupon Bond (FGIC) (GO)
5.900%, 01/01/15	(c)	10,000	6,504
Chicago, Midway Airport Project, Series C (MBIA) (RB)
5.500%, 01/01/14		1,300	1,469
Chicago, Park District, Parking Facilities Authority (ACA) (RB)
5.500%, 01/01/08		3,585	3,903
Chicago, Project & Refunding (FSA) (GO)
5.500%, 01/01/13		1,000	1,138
Chicago, Project & Refunding, Series A (FGIC) (GO)
5.250%, 01/01/11		5,000	5,573
Chicago, Single Family Mortgages, Series A, Callable 03/01/06 @ 103 (AMT) (FHLMC) (FNMA) (GNMA) (RB)
5.250%, 03/01/13		35	35
Chicago Water, Zero Coupon Bond (FGIC) (RB)
6.776%, 11/01/08	(c)	5,150	4,621
5.260%, 11/01/09	(c)	6,450	5,538
Cook County, Escrowed to Maturity (MBIA) (GO)
7.250%, 11/01/07	(a)	2,000	2,107
Cook County, Series A (MBIA) (GO)
6.250%, 11/15/11		1,000	1,179
Cook County Community High School District #219, Zero Coupon Bond (FSA) (GO)
4.900%, 12/01/07	(c)	1,560	1,445
Cook County Community Unit School District #65, Evanston, Series A (FSA) (GO)
6.375%, 05/01/09		3,000	3,437
Cook County Community Unit School District #102, Zero Coupon Bond (FGIC) (GO)	(c)
5.200%, 12/01/13	(c)	2,440	1,693
Cook County Community Unit School District #401 Elmwood Park, Zero Coupon Bond (FSA) (GO)
5.800%, 12/01/11	(c)	3,625	2,802
Cook County High School District #200, Oak Park, Zero Coupon Bond (FSA) (GO)
4.900%, 12/01/06	(c)	2,265	2,162
Cook County School District #088 Bellwood, Series B, Callable 12/01/14 @ 100 (FSA) (GO)
5.000%, 12/01/17		1,675	1,820
Cook County School District #123, Oak Lawn, Capital Appreciation, Zero Coupon Bond (MBIA) (GO)
5.100%, 12/01/15	(c)	2,250	1,401
Du Page County Community High School District #94, West Chicago (FSA) (GO)
7.250%, 11/01/09		1,780	2,126
Granite Single Family Mortgage (RB)
7.750%, 10/01/11		700	829
Illinois Development Finance Authority, Midwestern University, Series B, Callable 05/15/11 @ 101 (RB)
5.750%, 05/15/16		350	379
Illinois Health Facilities Authority, St. Benedict, Series 2003A-2, Callable 11/15/05 @ 100 (RB)
5.750%, 11/15/15		2,750	2,758
Illinois State (AMBAC) (COP) (MLO)
6.000%, 07/01/06		1,000	1,054
Illinois State, First Series, Callable 08/01/10 @ 100 (GO)
5.500%, 08/01/15		4,500	4,998

Illinois State Development Finance Authority, Elgin School District, Zero Coupon Bond (RB)
5.210%, 01/01/18	(c)	2,750	1,521
Illinois State Development Finance Authority, Elmhurst Community School #205, Callable 01/01/11 @ 100 (FSA) (RB)
6.375%, 01/01/13		1,025	1,190
Illinois State Development Finance Authority, Waste Management Project (AMT) (RB)
5.850%, 12/01/07		1,000	1,052
Illinois State Educational Facilities Authority, Loyola University of Chicago, Series A, Escrowed to Maturity (RB)
7.000%, 07/01/07	(a)	1,000	1,089
Illinois State Educational Facilities Authority, The Art Institute of Chicago, Mandatory Put 03/01/06 @ 100 (RB)
4.700%, 03/01/30		4,500	4,605
Illinois State Health Facilities Authority (RB)
6.500%, 02/15/06		1,130	1,177
Illinois State Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI) (RB)
3.875%, 12/01/08		1,000	1,035
4.350%, 12/01/10		1,605	1,686
Illinois State Health Facilities Authority, Evangelical, Escrowed to Maturity (RB)
6.750%, 04/15/12	(a)	1,320	1,561
Illinois State Health Facilities Authority, Mercy Hospital & Medical Center, Escrowed to Maturity, Callable 01/01/05 @ 100 (RB)
10.000%, 01/01/15	(a)	780	1,049
Illinois State Sales Tax (RB)
6.000%, 06/15/09		2,500	2,832
5.100%, 06/15/10		2,000	2,209
Kane County School District #129, Aurora West Side, Series A (GO) (MBIA)
6.500%, 02/01/07		1,000	1,083
Lake County Community School District #50, Woodland, Series A, Callable 12/01/08 @ 100 (FGIC) (GO)
5.000%, 12/01/09		1,000	1,080
Lake County Community Unit School District #50, Woodland (GO) (MBIA)
8.500%, 01/01/07		1,460	1,633
Lake County Community Unit School District #60, Waukegan, Series B (FSA) (GO)
6.000%, 12/01/07		2,785	3,063
7.500%, 12/01/08		3,640	4,290
Lake County School District #56, Gurnee (FGIC) (GO)
8.375%, 01/01/10		1,290	1,606
Madison & Jersey Counties Unit School District #11, Alton, Capital Appreciation, Zero Coupon Bond (FSA) (GO)
5.350%, 12/01/19	(c)	2,100	1,049
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Callable 06/15/06 @ 102 (AMBAC) (RB)
6.000%, 06/15/07		750	803
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Callable 12/15/09 @ 101 (FGIC) (RB)
5.550%, 12/15/11		675	757
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Escrowed to Maturity, Zero Coupon Bond (FGIC) (RB)
5.000%, 06/15/09	(a) (c)	1,465	1,284
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Pre- refunded 06/15/06 @ 102 (AMBAC) (RB)
6.000%, 06/15/07	(b)	250	268
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Zero Coupon Bond (FGIC) (RB)
5.000%, 06/15/09	(c)	35	30
Morton Grove Residential Housing, Escrowed to Maturity (MBIA) (RB)
7.350%, 09/01/09	(a) (e)	5,570	6,650
Rockford School District #205 (FGIC) (GO)
5.000%, 02/01/14		500	551
Springfield Electric Revenue (MBIA) (RB)
6.000%, 03/01/06		1,050	1,095
St. Clair County, Callable 10/01/09 @ 102 (FGIC) (GO)
6.000%, 10/01/11		1,000	1,146
St. Clair County, Public Building, Series C (FGIC) (RB) (MLO)
6.000%, 12/01/09		2,175	2,483

Will County School District #86, Zero Coupon Bond (FSA) (GO)
5.600%, 11/01/17	(c)	3,870	2,167
Will County School District #365, Zero Coupon Bond (FSA) (GO)
4.530%, 11/01/05	(c)	1,685	1,656
Winnebago & Boone Counties School District #205, Series C, Partially Escrowed to Maturity (FGIC) (GO)
6.000%, 02/01/08	(a)	5,065	5,590
Winnebago County School District #122, Harlem-Love Park, Zero Coupon Bond (FSA) (GO)
5.200%, 01/01/17	(c)	3,000	1,744
			122,565
Indiana - 1.5%
Crown Point Multi-School Building, First Mortgage (MBIA) (RB) (MLO)
7.625%, 01/15/08		1,000	1,147
Evansville Vanderburgh, Public Leasing, Callable 01/15/12 @ 100 (MBIA) (RB) (MLO)
5.750%, 07/15/18		1,000	1,114
Franklin Township Independent School Building Corporation (RB)
5.750%, 07/15/09		1,235	1,397
Gary Sanitation District, Special Tax District (GO) (RAAI)
3.750%, 02/01/11		1,260	1,279
Indiana State Housing Authority, Series B-1, Callable 07/01/05 @ 102 (RB)
6.150%, 07/01/17		385	385
Indiana Transportation Finance Authority, Escrowed to Maturity, Callable 06/01/11 @ 100 (RB)
5.750%, 06/01/12	(a)	180	206
Indiana Transportation Finance Authority, Series A (AMBAC) (RB)
5.750%, 06/01/12		1,820	2,101
Indiana University, Series K, Zero Coupon Bond (MBIA) (RB)
5.360%, 08/01/11	(c)	750	589
St. Joseph County Hospital, Callable 02/15/08 @ 101 (MBIA) (RB)
4.750%, 08/15/12		1,000	1,044
Zionsville Community Schools Building, First Mortgage Bonds, Callable 01/15/12 @ 100 (FGIC) (RB) (MLO) (STAID)
5.750%, 07/15/15		775	877
			10,139
Iowa - 1.0%
Iowa Finance Authority Retirement Community, Friendship Haven Project, Series A, Callable 11/15/09 @ 100 (RB)
5.750%, 11/15/19		500	495
Iowa Higher Education Authority, Callable 10/01/12 @ 100 (ACA) (RB)
5.500%, 10/01/28		2,000	2,074
Iowa Higher Education Authority, Central College (RB)
5.450%, 10/01/26		1,000	1,051
Muscatine Electric, Escrowed to Maturity, Callable 01/01/05 @ 100 (RB)
9.700%, 01/01/13	(a)	2,140	2,722
			6,342
Kansas - 1.3%
Butler County Public Building Authority (MBIA) (RB) (MLO)
6.375%, 10/01/10		1,000	1,171
Johnson County Residual Housing, Escrowed to Maturity, Zero Coupon Bond, Callable 05/01/12 @ 100 (RB)
3.800%, 05/01/12	(a) (c)	7,500	5,684
Sedgwick & Shawnee Counties, Single Family Mortgages, Series A-2 (GNMA) (RB)
6.700%, 06/01/29		680	680
Sedgwick County School District #267 (AMBAC) (GO)
5.250%, 11/01/12		1,045	1,181
			8,716
Kentucky - 0.7%
Kentucky State Turnpike Authority, Escrowed to Maturity (RB)
7.200%, 07/01/09	(a)	1,065	1,184
Kentucky State Turnpike Authority, Escrowed to Maturity, Callable 01/01/05 @ 100 (RB)
6.000%, 07/01/11	(a)	730	810
Louisville Water, Escrowed to Maturity (RB)
6.000%, 11/15/07	(a)	1,250	1,368
Louisville Water, Escrowed to Maturity, Callable 01/01/05 @ 101 (RB)
6.375%, 11/01/07	(a)	1,000	1,069
			4,431

Louisiana - 0.1%
Louisiana Local Government Environmental Facilities, Community Development Authority, Callable 01/01/12 @ 101 (AMT) (RB)
6.650%, 01/01/25		840	869

Maine - 0.3%
Maine Municipal Bond Bank, Series B (FSA) (GO)
5.750%, 11/01/10		2,000	2,296

Massachusetts - 4.2%
Boston Industrial Development Financing Authority, Crosstown Center Project, Callable 09/01/12 @ 102 (AMT) (RB)
6.500%, 09/01/35		2,000	2,023
Massachusetts Bay Transportation Authority, General Transportation System Project, Series C (FGIC) (RB)
5.750%, 03/01/10		2,100	2,381
Massachusetts Bay Transportation Authority, Series A (RB)
6.250%, 03/01/12		1,875	2,214
Massachusetts State, Multi-Family Housing, Escrowed to Maturity, Callable 04/01/05 @ 100 (FHA) (RB)
6.350%, 04/01/08	(a)	815	828
Massachusetts State, Series A, Callable 01/01/11 @ 100 (GO)
5.125%, 01/01/16		3,000	3,313
Massachusetts State, Series B, Pre-refunded 05/01/10 @ 100 (GO)
5.000%, 05/01/12	(b)	5,000	5,470
Massachusetts State Commonwealth, Special Obligation, Series A (RB)
5.500%, 06/01/13		1,000	1,143
Massachusetts State Health & Educational Facilities Authority, Partners Healthcare System, Series A, Callable 07/01/07 @ 101 (MBIA) (RB)
5.100%, 07/01/10		3,000	3,199
Massachusetts State Port Authority (RB)
5.750%, 07/01/12		1,000	1,143
Massachusetts State Port Authority, Escrowed to Maturity, Callable 01/01/05 @ 100 (RB)
13.000%, 07/01/13	(a)	4,270	6,199
			27,913
Michigan - 5.6%
Chippewa Valley Schools, Callable 05/01/12 @ 100 (GO) (MQSBLF)
5.500%, 05/01/14		1,775	1,996
Constantine Public Schools, Callable 11/01/12 @ 100 (GO) (MQSBLF)
5.000%, 05/01/15		1,050	1,140
5.000%, 05/01/16		1,075	1,161
Detroit (AMT) (FSA) (GO)
5.750%, 04/01/09		1,255	1,395
Detroit Water Supply, Escrowed to Maturity, Callable 01/01/05 @ 100 (FGIC) (RB)
6.250%, 07/01/12	(a)	285	312
Gibraltar School District, Callable 11/01/12 @ 100 (GO) (MQSBLF)
5.500%, 05/01/15		1,175	1,322
Lakeshore Public Schools, Callable 05/01/11 @ 100 (GO)
5.000%, 05/01/12		1,260	1,377
5.000%, 05/01/14		1,985	2,157
Michigan State Hospital Finance Authority, Ascension Health Credit, Series B, Mandatory Put 11/15/05 @ 100 (RB)
5.200%, 11/15/33		3,000	3,074
Michigan State Hospital Finance Authority, Henry Ford Health Systems, Series A, Callable 03/01/13 @ 100 (RB)
5.500%, 03/01/15		3,500	3,801
Michigan State Hospital Finance Authority, Henry Ford Hospital, Escrowed to Maturity, Callable 01/01/05 @ 100 (RB)
9.000%, 05/01/08	(a)	4,500	5,032
Michigan State Housing Development Authority, Green Hill Project, Callable 01/01/05 @ 102 (FNMA) (RB)
5.125%, 07/15/08		1,620	1,655

Michigan State Strategic Fund, Dow-Chemical Project, Mandatory Put 06/01/06 @ 100 (RB)
3.800%, 06/01/14	(d)	2,200	2,240
Oakland University, Callable 05/15/05 @ 102 (MBIA) (RB)
5.600%, 05/15/10		1,000	1,033
Rochester Community School District, Series 1, Pre-refunded 05/01/10 @ 100 (FGIC) (GO)
5.375%, 05/01/11	(b)	2,000	2,243
Romulus Economic Development Corporation, Partnership Project, Escrowed to Maturity, Callable 01/01/05 @ 101(RB)
7.000%, 11/01/15	(a)	1,300	1,633
Wayne Charter County Airport, Series A, Callable 12/01/08 @ 101 (AMT) (MBIA) (RB)
5.250%, 12/01/09		5,000	5,419
			36,990
Minnesota - 3.9%
Lakeville Independent School District #194, School Building, Series C (FSA) (GO) (MSDCEP)
4.500%, 02/01/12		1,000	1,080
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC) (RB)
5.750%, 01/01/10		1,000	1,112
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/08 @ 101 (AMBAC) (AMT) (RB)
5.375%, 01/01/10		3,000	3,203
Minneapolis Hospital & Rehabilitation, Escrowed to Maturity (RB)
10.000%, 06/01/13	(a)	965	1,256
Minnesota Agriculture & Economic Development Board, Health Care Systems, Series A, Callable 11/15/10 @ 101 (RB)
5.875%, 11/15/11		2,135	2,408
Monticello, Big Lake Community Hospital District, Health Care Facilities, Series C (RB)
5.250%, 12/01/11		1,940	2,031
Moorhead Independent School District #152, Callable 04/01/12 @ 100 (FGIC) (GO) (MSDCEP)
5.000%, 04/01/13		1,270	1,398
Robbinsdale Independent School District #281 (GO) (MSDCEP)
5.000%, 02/01/09		1,250	1,365
Robbinsdale Independent School District #281, Callable 02/01/09 @ 100 (GO) (MSDCEP)
5.250%, 02/01/12		1,435	1,577
South Washington County Independent School District #833, Series A, Callable 02/01/10 @ 100 (GO) (MSDCEP)
5.300%, 02/01/11		1,000	1,101
St. Paul Housing & Redevelopment Authority, Callable 08/01/06 @ 102.50 (AMBAC) (RB)
6.400%, 02/01/07		1,195	1,293
6.400%, 08/01/07		1,205	1,309
6.500%, 02/01/09		1,315	1,430
St. Paul Port Authority, Office Building at Cedar St.-03-12 (MLO) (RB)
4.000%, 12/01/11		2,045	2,144
St. Paul Port Authority Hotel, Pre-refunded 08/01/08 @ 100 (RB)
8.050%, 08/01/21	(b)	2,335	2,755
			25,462
Missouri - 0.2%
Joplin Individual Development Authority Health Facilities, Freeman Health System Project (RB)
4.125%, 02/15/09		750	764
Missouri State Environmental Improvement & Energy Resourse Authority, Series B (RB)
5.250%, 01/01/16		675	768
			1,532
Nebraska - 2.1%
Douglas County Hospital Authority #002, Medical Center (GTY) (RB)
5.000%, 11/15/11		2,860	3,112
Douglas County Hospital Authority #1, Immanuel Medical Center, Callable 09/01/07 @ 102 (AMBAC) (RB)
4.800%, 09/01/08		1,400	1,504
Nebraska Educational Finance Authority, Creighton University Project, Callable 01/01/06 @ 101 (AMBAC) (RB)
5.600%, 01/01/07		2,500	2,606
Nebraska Educational Telecommunication Commission, Leasing Project, Series 2000 (MLO) (RB)
6.000%, 02/01/06		1,275	1,325

Nebraska Investment Financial Authority, Great Plains Regional Medical Center (RAAI) (RB)
4.700%, 11/15/11		500	535
Nebraska Investment Financial Authority, Great Plains Regional Medical Center, Callable 05/15/12 @ 100 (RAAI) (RB)
4.800%, 11/15/12		500	533
4.900%, 11/15/13		600	638
Omaha Northwest Library Facilities, Callable 08/15/07 @ 102 (MLO) (RB)
5.250%, 08/15/12		975	1,060
Omaha State Tax Allocation, Douglas Civic Center, Series A, Callable 12/01/14 @ 100
5.000%, 12/01/19		2,380	2,395
			13,708
Nevada - 1.8%
Carson City, Carson-Tahoe Hospital Project (RB)
5.750%, 09/01/11		1,000	1,104
5.750%, 09/01/12		1,055	1,167
Clark County School District, Building & Renovation, Series B, Callable 06/15/07 @ 101 (FGIC) (GO)
5.750%, 06/15/08		1,000	1,092
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B, Callable 11/15/14 @ 100 (RB)
6.750%, 11/15/23		1,300	1,284
Nevada State, Callable 06/01/08 @ 100 (GO)
5.250%, 06/01/11		3,000	3,245
Washoe County, Escrowed to Maturity, Callable 02/01/05 @ 100 (GO)
9.875%, 08/01/09	(a)	3,455	4,107
			11,999
New Hampshire - 0.5%
New Hampshire Health & Educational Facilities Authority, Callable 07/01/14 @ 100 (RB)
5.375%, 07/01/24		1,250	1,281
New Hampshire Health & Educational Facilities Authority, Southern New Hampshire Medical Center, Series A (RAAI) (RB)
5.000%, 10/01/13		790	854
New Hampshire State Health & Educational Facilities Authority, Speare Memorial Hospital, Callable 07/01/15 @ 100 (RB)
5.500%, 07/01/25		1,000	1,006
			3,141
New Jersey - 1.0%
New Jersey Economic Development Authority, Cigarette Tax (RB)
5.500%, 06/15/16		2,000	2,191
New Jersey Health Care Facilities, Capital Health Systems, Series A (RB)
5.500%, 07/01/12		1,500	1,641
New Jersey State Transportation Trust Fund Authority, Series A (RB)
5.500%, 06/15/08		2,000	2,186
New Jersey State Turnpike Authority, Escrowed to Maturity (RB)
6.750%, 01/01/09	(a)	820	856
			6,874
New Mexico - 0.9%
Farmington, Pre-refunded 07/01/05 @ 100 (RB)
9.875%, 01/01/13	(b)	5,575	5,761

New York - 3.5%
Hempstead Town Industrial Development Agency, Callable 12/01/06 @ 102 (MBIA) (RB)
5.000%, 12/01/08		2,000	2,126
Long Island Power Authority, Series B (RB)
5.250%, 12/01/13		4,000	4,433
New York, Series A, Callable 08/01/12 @ 100 (GO)
5.750%, 08/01/15		3,220	3,622
New York, Series C, Callable 03/15/12 @ 100 (GO)
5.500%, 03/15/14		3,000	3,292
New York, Series D (GO)
5.500%, 06/01/12		2,000	2,234
New York, Series G (GO) (XLCA)
5.500%, 08/01/12		2,000	2,262

New York City Transitional Finance Authority, Series A, Callable 11/01/11 @ 100 (RB)
5.500%, 11/01/26		1,000	1,122
New York State Dormitory Authority, Mental Health Services Facilities, Callable 08/15/10 @ 100 (FSA) (RB)
5.750%, 02/15/11		1,200	1,353
New York State Dormitory Authority, State Personal Income Tax, Series A (FSA) (RB)
5.500%, 03/15/12		2,000	2,278
New York State Environmental Facilities, Pollution Control, Series D-02, Callable 01/01/05 @ 102 (RB)
6.400%, 05/15/06		225	230
			22,952
North Carolina - 0.8%
North Carolina Eastern Power Agency, Series D (RB)
5.375%, 01/01/13		2,955	3,210
North Carolina Power Agency #1, Series A, Callable 01/01/13 @ 100 (FSA) (RB)
5.250%, 01/01/16		2,000	2,209
			5,419
North Dakota - 0.2%
Fargo Health Systems, Meritcare Obligated Group, Series A (FSA) (RB)
5.000%, 06/01/09		715	778
North Dakota State Industrial Commission, Lignite Program, Series A (RB)
5.750%, 11/15/05		330	339
			1,117
Ohio - 0.9%
Lorain County Hospital Facilities, Catholic Healthcare Partners, Series B, Callable 09/01/07 @ 102 (MBIA) (RB)
5.375%, 09/01/09		1,000	1,086
Ohio State Water Development Authority, Escrowed to Maturity, Callable 06/01/05 @ 100 (RB)
9.375%, 12/01/10	(a)	2,010	2,361
Richland County Hospital Facilities, Series A (RB)
5.500%, 11/15/05		725	743
5.550%, 11/15/06		765	804
5.650%, 11/15/08		595	648
			5,642
Oklahoma - 2.4%
Cherokee County Economic, Zero Coupon Bond, Escrowed to Maturity (AMBAC) (RB)
5.610%, 11/01/11	(a) (c)	3,340	2,610
Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project, Callable 10/01/14 @ 101 (AMT) (RB)
5.750%, 01/01/23		1,430	1,365
Oklahoma County Housing Finance Authority, Series B, Zero Coupon Bond, Pre-refunded 03/01/06 @ 56.92 (RB)
5.740%, 07/01/12	(b) (c)	3,690	2,043
Oklahoma Housing Finance Agency, Series A-2, Callable 05/01/05 @ 100 (FNMA) (RB)
5.500%, 11/01/25		3,000	3,027
South Oklahoma City, Callable 01/01/05 @ 100, Pre-refunded 02/01/10 @ 100 (RB)
9.750%, 02/01/13	(b)	3,845	4,739
Tulsa Educational Facilities Authority, Holland Hall School Project, Series B, Callable 12/01/08 @ 101 (RB)
4.600%, 12/01/09		1,195	1,269
Tulsa Metropolitan Utility Authority, Callable 09/01/05 @ 102 (RB)
5.600%, 09/01/06		1,000	1,041
			16,094
Oregon - 1.4%
Clackamas County School District #7J, Lake Oswego, Callable 06/01/11 @ 100 (GO)
5.375%, 06/01/14		3,105	3,455
Lane County School District #52, Bethel (GO) (SBG)
5.500%, 06/15/09		1,000	1,116
Oregon State Department, Administrative Services, Series E, Callable 11/01/12 @ 100 (COP) (FSA) (MLO)
5.000%, 11/01/14		2,170	2,375
Washington County Unified Sewer Agency, Series 1 (FGIC) (RB)
5.750%, 10/01/08		2,000	2,231
			9,177

Pennsylvania - 0.3%
Central Greene School District, Capital Appreciation, Escrowed to Maturity, Zero Coupon Bond, Callable 01/01/05 @ 70.702 (GO) (MBIA) (STAID)
4.690%, 12/01/07	(a) (c)	2,000	1,863

Puerto Rico - 0.3%
Puerto Rico Electric Power Authority, Series AA (MBIA) (RB)
6.000%, 07/01/06		1,000	1,057
Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY)
5.250%, 07/01/33		1,000	1,046
			2,103
South Carolina - 1.4%
Charleston EDL Excellence Finance, Charleston County School District Project (RB)
5.000%, 12/01/13		2,000	2,197
Lexington County Health Services District Inc., Lexington Medical Center, Callable 11/01/13 @ 100 (RB)
5.500%, 11/01/23		2,000	2,104
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A (RB)
6.000%, 08/01/13		1,000	1,110
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C (RB)
6.000%, 08/01/13		2,000	2,220
South Carolina State Public Service Authority, Series A (MBIA) (RB)
5.500%, 01/01/10		1,665	1,867
			9,498
South Dakota - 1.1%
Deadwood (ACA) (COP) (MLO)
5.500%, 11/01/07		800	854
5.600%, 11/01/08		845	918
South Dakota State Health & Educational Facilities Authority, Sioux Valley Hospital (RB)
5.250%, 11/01/08		900	969
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement (RB)
5.650%, 09/01/05		665	672
5.800%, 09/01/06		735	754
5.900%, 09/01/07		755	785
4.750%, 09/01/11		530	549
5.000%, 09/01/12		1,000	1,046
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement Community, Callable 09/01/12 @ 101 (RB)
5.000%, 09/01/13		1,000	1,046
			7,593
Tennessee - 1.7%
Metropolitan Government Nashville & Davidson County, Escrowed to Maturity, Callable 04/01/05 @ 102 (RB)
6.400%, 04/01/11	(a)	1,030	1,224
Shelby County Health Educational & Housing Facilities Board, Escrowed to Maturity, Callable 09/01/12 @ 100 (RB)	(a)
6.000%, 09/01/16		565	663
Shelby County Health Educational & Housing Facilities Board, Pre- refunded 09/01/12 @ 100, Callable 09/01/12 @ 100 (RB)
6.000%, 09/01/16	(b)	935	1,097
Shelby County Health Educational & Housing Facilities Board, St. Jude’s Children’s Research (RB)
5.000%, 07/01/09		500	537
Sullivan County Health, Educational & Housing Facilities, Wellmont Health Systems Project (RB)
6.250%, 09/01/11		1,465	1,625
6.250%, 09/01/12		1,085	1,206
Sullivan County Health, Educational & Housing Facilities, Wellmont Health Systems Project, Callable 09/01/12 @ 101 (RB)
6.500%, 09/01/13		2,215	2,486
Sullivan County Health, Educational & Housing Facilities, Wellmont Health Systems Project, Callable 09/01/13 @ 100 (RAAI) (RB)
5.000%, 09/01/16		2,000	2,121
			10,959

Texas - 8.9%
Abilene Health Facilities Development, Sears Methodist Retirement, Series A (RB)
5.100%, 11/15/05		1,115	1,122
5.250%, 11/15/06		1,175	1,190
5.300%, 11/15/07		1,000	1,030
5.350%, 11/15/08		1,300	1,350
Amarillo Independent School District (GO) (PSFG)
7.000%, 02/01/06		1,035	1,087
Austin, Callable 09/01/11 @ 100 (GO)
5.000%, 09/01/13		4,510	4,926
Bexar County, Zero Coupon Bond (GO) (MBIA)
3.780%, 06/15/06	(c)	1,000	966
Brazos River Authority, Electric Company Project, Series 1999-B, Mandatory Put 04/01/13 @ 100 (AMT) (RB)
6.750%, 09/01/34		2,000	2,318
Brazos River Authority, Electric Company Project, Series A, Mandatory Put 05/01/05 @ 100 (AMT) (RB)
3.000%, 05/01/29	(d)	1,000	1,000
Brazos River Authority, Electric Company Project, Series C, Mandatory Put 11/01/11 @ 100 (AMT) (RB)
5.750%, 05/01/36	(d)	1,585	1,741
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/12 @ 100 (AMT) (RB)
5.700%, 05/15/33		1,000	1,087
Cypress-Fairbanks Independent School District, Callable 02/15/10 @ 100 (GO) (PSFG)
5.500%, 02/15/18		4,000	4,392
Frisco, Callable 02/05/11 @ 100 (FGIC) (GO)
5.000%, 02/15/18		1,125	1,198
5.000%, 02/15/19		1,675	1,778
Galveston County, Escrowed to Maturity, Callable 01/01/05 @ 100 (GO) (MBIA)
6.400%, 02/01/05	(a)	315	316
Grapevine Industrial Development, Air Cargo, Callable 01/01/12 @ 101 (AMT) (RB)
6.500%, 01/01/24		500	513
Grapevine-Colleyville Independent School District (GO) (PSFG)
8.250%, 06/15/07		1,440	1,636
Gregg County Health Facilities Development, Good Shepherd Medical Center, Series A (RB)
5.750%, 10/01/09		2,895	3,143
Houston Airport Systems, Escrowed to Maturity (RB)
8.200%, 07/01/05	(a)	215	222
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Callable 02/15/14 @ 101 (RB)
7.000%, 02/15/23		2,000	2,116
Irving Independent School District, Series A, Zero Coupon Bond (GO) (PSFG)
5.000%, 02/15/09	(c)	5,000	4,401
Jefferson County Health Facilities Development, Baptist Hospitals (AMBAC) (FHA) (RB)
4.400%, 08/15/09		1,000	1,062
Kaufman County, Callable 02/15/12 @ 100 (FSA) (GO)
5.000%, 02/15/17		1,000	1,066
Keller Independent School District, Callable 08/15/11 @ 100 (GO) (PSFG)
5.375%, 08/15/14		2,000	2,230
North Harris Montgomery Community College District, Callable 02/15/12 @ 100 (FGIC) (GO)
5.375%, 02/15/15		2,535	2,814
Odessa Housing Finance, Escrowed to Maturity, Zero Coupon Bond, Callable 06/01/05 @ 57.747 (MBIA) (RB)
3.780%, 06/01/12	(a)(c)	1,465	1,098
Port Houston Authority, Harris County, Series B, Callable 10/01/11 @ 100 (AMT) (FGIC) (GO)
5.500%, 10/01/12		2,405	2,666
Richardson Hospital Authority (RB)
5.500%, 12/01/13		1,290	1,373
Richardson Hospital Authority, Callable 12/01/13 @100 (RB)
5.500%, 12/01/14		1,310	1,377
Sam Rayburn Municipal Power Agency, Callable 01/01/05 @ 100, Partially Pre-refunded 09/01/09 @ 100 (MBIA) (RB)
6.000%, 09/01/10	(b)	1,420	1,610

San Antonio Electric & Gas, Series A, Callable 02/01/09 @ 101 (RB)
5.250%, 02/01/13		2,135	2,339
Texas State, Callable 10/01/08 @ 100 (GO)
5.000%, 10/01/15		1,000	1,057
Texas State Public Finance Authority, Parks & Wildlife Projects, Callable 02/01/08 @ 100 (AMBAC) (RB) (MLO)
6.000%, 08/01/08		1,000	1,098
Tyler Health Facilities, Mother Frances Hospital (RB)
5.250%, 07/01/12		1,000	1,085
			58,407
Utah - 0.6%
Ashley Valley Water & Sewer, Escrowed to Maturity, Callable 01/01/05 @ 102 (AMBAC) (GO)
10.900%, 01/01/10	(a)	1,500	1,822
South Jordan, Sales Tax, Callable 08/15/11 @ 100 (AMBAC) (RB)
5.500%, 08/15/18		1,000	1,119
Utah State Housing Finance Agency, Single Family Mortgages, Issue F-1, Callable 07/01/05 @ 102 (FHA) (RB) (VA)
6.300%, 01/01/18		100	100
Utah State Housing Finance Agency, Single Family Mortgages, Series III, Class R, Callable 07/01/06 @ 102 (FHA) (RB) (VA)
5.950%, 07/01/08		795	838
			3,879
Virginia - 0.8%
Richmond Industrial Development Authority, Government Facilities (AMBAC) (RB)
5.000%, 07/15/18		1,845	2,043
Riverside Regional Jail Authority, Callable 07/01/05 @ 102 (MBIA) (RB)
5.700%, 07/01/08		905	939
Riverside Regional Jail Authority, Pre-refunded 07/01/05 @ 102 (MBIA) (RB)
5.700%, 07/01/08	(b)	1,095	1,137
Virginia State Peninsula Regional Jail Authority, Callable 10/01/05 @ 101 (MBIA) (RB)
5.300%, 10/01/09		1,000	1,034
			5,153
Washington - 4.5%
Clark County School District #37, Vancouver (FSA) (GO)
5.250%, 12/01/14		1,515	1,711
Energy Northwest, Washington Wind Project, Series A, Callable 01/01/07 @ 103 (RB)
5.100%, 07/01/09		1,850	1,951
5.200%, 07/01/10		1,950	2,051
King County (AMBAC) (GO)
5.000%, 12/01/12		2,000	2,214
King County, Series B, Callable 12/01/07 @ 102 (GO)
5.850%, 12/01/13		2,035	2,275
King County, Series B, Pre-refunded 12/01/07 @ 102 (GO)
5.850%, 12/01/13	(b)	965	1,079
Pierce County School District #320, Sumner (GO)
6.000%, 12/01/06		255	267
Port Seattle Passenger Facility Charge, Series B (AMBAC) (AMT) (RB)
5.000%, 12/01/07		1,000	1,064
Snohomish County, Callable 12/01/11 @ 100 (GO) (MBIA)
5.375%, 12/01/19		5,000	5,523
Snohomish County Housing Authority, Callable 04/01/06 @ 100 (RB)
6.300%, 04/01/16		1,035	1,056
Spokane County School District #356, Central Valley, Series B, Zero Coupon Bond (FGIC) (GO)
5.030%, 12/01/14	(c)	5,690	3,747
Washington State, Series C (GO)
5.500%, 07/01/14		2,275	2,602
Washington State, Series S-5, Zero Coupon Bond (FGIC) (GO)
5.830%, 01/01/16	(c)	3,000	1,853
Washington State Housing Finance, Hearthstone Project, Callable 01/01/05 @ 102 (RB)
6.000%, 01/01/10		810	826
Washington State Public Power Supply System, Nuclear Project #2, Series A, Callable 07/01/06 @ 102 (AMBAC) (RB)
5.700%, 07/01/11		1,000	1,066
			29,285

West Virginia - 0.3%
Brooke Pleasants & Tyler Wetzel Counties, Single Family Mortgage, Escrowed to Maturity (RB)
7.400%, 08/15/10	(a)	1,675	2,046

Wisconsin - 2.4%
Door County, Series A, Callable 09/01/11 @ 100 (FGIC) (GO)
5.125%, 09/01/16		1,720	1,877
Wisconsin State Clean Water, Series 1, Pre-refunded 06/01/05 @ 100 (RB)
5.800%, 06/01/15	(b)	2,915	2,961
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Series A, Callable 02/15/09 @ 101 (RB)
5.500%, 02/15/20		1,500	1,539
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project, Callable 12/01/11 @ 100 (RB)
5.750%, 12/01/19		2,000	1,969
Wisconsin State Health & Educational Facilities Authority, Fort Healthcare Income Project, Callable 05/01/14 @ 100 (RB)
5.375%, 05/01/18		1,250	1,287
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B (RB)
6.250%, 02/15/09		500	546
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B, Callable 02/15/12 @ 100 (RB)
5.500%, 02/15/13		850	900
Wisconsin State Health & Educational Facilities Authority, Monroe Clinic (RB)
4.450%, 02/15/06		925	942
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A, Callable 04/01/14 @ 100 (RB)
6.125%, 04/01/24		1,500	1,482
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services (RB)
5.750%, 08/15/11		645	726
Wisconsin State Health & Educational Facilities Authority, Wisconsin Medical College, Callable 12/01/14 @ 100 (RB)
5.000%, 12/01/15		1,450	1,593
			15,822
Wyoming - 0.3%
Lincoln County, Pacificorp Project, Mandatory Put 06/03/12 @ 100 (AMT) (RB)
4.125%, 11/01/25	(d)	2,250	2,206

Convertible Bonds - 1.7%
Chicago, Series A, Convertible, Zero Coupon Bond (GO) (MBIA)
3.489%, 01/01/16	(c)	2,000	1,645
Cook County High School District #209, Proviso Township, Convertible, Zero Coupon Bond (FSA) (GO)
4.210%, 12/01/16	(c)	1,000	948
The E-470 Public Highway Authority, Series C, Convertible, Zero Coupon Bond (MBIA) (RB)
4.250%, 09/01/17	(c)	1,500	1,174
Illinois Sports Facilities Authority, Convertible, Zero Coupon Bond (AMBAC) (RB)
4.750%, 06/15/13	(c)	1,405	1,193
Illinois Sports Facilities Authority, Convertible, Zero Coupon Bond, Callable 06/15/15 @ 101 (AMBAC) (RB)
5.100%, 06/15/16	(c)	1,620	1,383
Metropolitan Pier & Exposition Authority, State Sales Tax, Convertible, Zero Coupon Bond (FGIC) (MBIA) (RB)
5.200%, 06/15/17	(c)	1,000	760
Montgomery BMC Special Care Facilities Finance Authority, Series A-2, Convertible, Zero Coupon, Callable 11/15/14 @ 100 (MBIA) (RB)
4.400%, 11/15/16	(c)(f)	2,000	1,828
Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond (AMBAC)(RB)
5.250%, 06/15/15	(c)	2,750	2,252
			11,183
Total Municipal Bonds
(Cost $600,063)			645,268

DESCRIPTION		SHARES	VALUE (000)

Affiliated Money Market Fund — 0.6%
First American Tax Free Obligations Fund, Cl Z	(g)	3,901,442	$3,901

Total Affiliated Money Market Fund
(Cost $3,901)			3,901

Total Investments - 98.6%
(Cost $603,964)			649,169
Other Assets and Liabilities, Net - 1.4%			8,921
Total Net Assets - 100.0%			$658,090

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2004.
(e)

Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of December 31, 2004, the value of these investments was $11,238,080 or 1.7% of total net assets.

(f)

Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at December 31, 2004, based upon the estimated timing and amount of future interest and principal payments.

(g)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund.

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of December 31, 2004, the aggregate market value of securities subject to the AMT was $37,896,823, which represents 5.8% of net assets.

Cl - Class

CMI - California Mortgage Insurance Program

COMGTY - Commonwealth Guaranty

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FHLMC - Federal Home Loan  Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

GTY - Guaranty

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

MQSBLF - Michigan Qualified School Board Loan Fund Program

MSDCEP - Minnesota School District Credit Enhancement Program

PSFG - Permanent School Fund Guarantee

RAAI - Radian Asset Assurance Inc.

RB - Revenue Bond

SBG - School Board Guaranty

STAID - State Aid Withholding

VA - Veterans Administration

XLCA - XL Capital Assurance Inc.

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

Minnesota Intermediate Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds - 98.3%
Revenue Bonds - 53.9%
Economic Development - 1.5%
Minneapolis Community Development Agency, Series G-3, Callable 12/01/11 @ 100
5.350%, 12/01/21	$1,000	$1,058
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series B (AMT)
6.500%, 08/01/08	1,335	1,450
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series C (AMT)
6.625%, 08/01/08	1,210	1,319
		3,827

Education - 5.0%
Minneapolis, The Blake School Project, Callable 09/01/11 @ 100
5.000%, 09/01/12	445	478
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4
4.500%, 10/01/06	505	520
4.850%, 10/01/09	520	555
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4, Callable 10/01/09 @ 100
5.000%, 10/01/11	500	527
5.000%, 10/01/12	500	522
Minnesota State Higher Education Facilities Authority, Carleton College, Series 3-L1, Callable 05/01/06 @ 100
5.750%, 11/01/12	1,375	1,434
Minnesota State Higher Education Facilities Authority, Minneapolis College of Art and Design
5.000%, 05/01/11	250	265
Minnesota State Higher Education Facilities Authority, St. Benedict College, Callable 03/01/07 @ 100
4.875%, 03/01/08	1,000	1,036
5.100%, 03/01/11	2,885	2,957
Minnesota State Higher Education Facilities Authority, St. Benedict College, Series 5-W
4.200%, 03/01/12	345	355
Minnesota State Higher Education Facilities Authority, St. Catherine College, Series 5-N1, Callable 10/01/12 @ 100
5.250%, 10/01/22	1,500	1,570
Minnesota State Higher Education Facilities Authority, St. John’s University, Series 5 (MBIA)
5.000%, 10/01/11	255	282
Minnesota State Higher Education Facilities Authority, St. John’s University, Series 5, Callable 10/01/11 @ 100 (MBIA)
5.000%, 10/01/12	480	519
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Callable 10/01/14 @ 100
5.250%, 10/01/19	530	574
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 4, Callable 04/01/08 @ 100
5.250%, 04/01/12	385	405
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 5-Y
4.250%, 10/01/14	220	227
		12,226

Healthcare - 14.7%
Cuyuna Range Hospital District, Series A, Callable 06/01/07 @ 102
5.500%, 06/01/10		435	441
5.650%, 06/01/12		940	950
Duluth Economic Development Authority, Benedictine Health System, Callable 02/15/14 @ 100
5.375%, 02/15/22		2,045	2,133
Glencoe Health Care Facilities, Callable 04/01/11 @ 101
7.400%, 04/01/21		1,000	1,088
Hastings Health Care Facility, Regina Medical Center, Callable 09/15/08 @ 100 (ACA)
5.000%, 09/15/13		500	515
Minneapolis & St. Paul Housing & Redevelopment Authority, Healthspan, Series A, Callable 01/01/05 @ 101 (AMBAC)
5.000%, 11/15/13		1,000	1,012
Minneapolis Healthcare System, Allina Health System, Series A, Callable 11/15/12 @ 100
6.000%, 11/15/23		2,500	2,714
5.750%, 11/15/32		1,300	1,376
Minneapolis Healthcare System, Fairview Health Services, Series A
5.000%, 05/15/12		605	650
Minneapolis Healthcare System, Fairview Health Services, Series B (MBIA)
4.500%, 05/15/11		1,170	1,251
Minnesota Agricultural & Economic Development Board, Benedictine Health, Series A (MBIA)
5.000%, 02/15/10		3,815	4,164
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
5.500%, 02/01/11		280	305
5.500%, 02/01/12		200	218
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project, Callable 02/01/12 @ 101
5.500%, 02/01/15		730	781
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Callable 11/15/07 @ 102 (MBIA)
5.400%, 11/15/08		1,000	1,094
5.500%, 11/15/17		1,500	1,639
5.750%, 11/15/26		500	547
Monticello, Big Lake Community Hospital, Series C, Callable 12/01/12 @ 100
5.750%, 12/01/15		2,320	2,405
Moorhead Economic Development Authority, Eventide Senior Housing, Series B, Callable 01/01/05 @ 102
5.750%, 06/01/16		1,360	1,373
New Hope Housing & Health Care Facilities, Masonic Home North Ridge
5.100%, 03/01/05		550	551
5.200%, 03/01/06		645	656
5.300%, 03/01/07		685	706
New Hope Housing & Health Care Facilities, Masonic Home North Ridge, Callable 03/01/09 @ 102
5.500%, 03/01/10		500	522
Plymouth Health Facilities, Westhealth Project, Series A, Callable 01/01/05 @ 102 (FSA)
6.200%, 06/01/11		1,360	1,391
Rochester, St. Mary’s Hospital, Escrowed to Maturity, Callable 04/01/05 @ 100
5.750%, 10/01/07	(a)	825	867
Sauk Rapids Health Care & Housing Facilities, Good Shepherd Lutheran Home, Callable 01/01/12 @ 101
5.750%, 01/01/21		1,175	1,201
Shakopee Health Care Facilities, St. Francis Regional Medical Center
4.000%, 09/01/12		305	307
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Callable 09/01/14 @ 100
5.000%, 09/01/17		1,785	1,838
St. Cloud Health Care (FSA)
5.500%, 05/01/07		500	535
5.500%, 05/01/08		1,450	1,583
Winona Health Care Facilities, Series A, Callable 07/01/12 @ 102
5.300%, 07/01/17		525	544
5.350%, 07/01/18		590	612
			35,969

Housing - 1.7%
Dakota County Housing & Redevelopment Authority, Single Family Mortgages, Callable 10/01/07 @ 101.50 (AMT) (FNMA) (GNMA)
5.125%, 10/01/20		150	151
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Callable 08/15/06 @ 102.50, Mandatory Put 02/15/09 @ 100 (AMT) (FNMA)
3.050%, 06/15/34	(b)	1,150	1,146
Minneapolis Mortgage, Callable 10/01/05 @ 100
3.607%, 10/01/12		881	458
Minnesota State Housing Finance Agency, Rental Housing, Series D, Callable 02/01/05 @ 102 (MBIA)
5.450%, 08/01/07		1,745	1,783
Minnesota State Housing Finance Agency, Single Family Mortgages, Series B, Callable 07/01/09 @ 100 (AMT)
5.550%, 07/01/24		645	647
South St. Paul Housing & Redevelopment Authority, Single Family Mortgages, Callable 01/01/05 @ 101 (FNMA)
5.100%, 09/01/07		110	111
			4,296

Lease Revenue - 2.4%
Andover Economic Development Authority, Andover Community Center, Callable 02/01/14 @ 100
5.000%, 02/01/19		1,225	1,268
Eden Prairie Housing & Redevelopment Authority, Series A, Callable 12/01/10 @ 100 (MLO)
5.000%, 12/01/11		255	280
St. Paul Port Authority, Office Building, Callable 12/01/12 @ 100 (MLO)
5.000%, 12/01/19		2,415	2,589
Stearns County Housing & Redevelopment Authority, Series A, Callable 02/01/08 @ 100 (FSA) (MLO)
4.950%, 02/01/09		1,540	1,642
			5,779

Miscellaneous - 0.9%
Minnesota State Retirement Systems Building, Callable 06/01/10 @ 100
5.450%, 06/01/12		550	611
Seaway Port Authority of Duluth, Cargill Inc. Project
4.200%, 05/01/13		1,500	1,536
			2,147

Pollution Control - 3.1%
Minnesota State Public Facilities Authority, Drinking Water, Series B, Callable 03/01/09 @ 100
5.125%, 03/01/19		2,000	2,151
Minnesota State Public Facilities Authority, Water Pollution Control, Callable 03/01/07 @ 100
5.000%, 03/01/09		2,000	2,104
Minnesota State Public Facilities Authority, Water Pollution Control, Series A, Callable 03/01/08 @ 100
4.500%, 03/01/10		2,100	2,203
Minnesota State Public Facilities Authority, Water Pollution Control, Series A, Callable 03/01/10 @ 100
4.000%, 03/01/11		1,000	1,044
			7,502

Recreational Facility Authority - 1.3%
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2
6.700%, 08/01/07		1,395	1,411
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2, Callable 08/01/08 @ 103
7.375%, 08/01/10		1,685	1,764
			3,175

Tax Revenue - 2.7%
Bloomington Port Authority, Mall of America Project, Series A (FSA)
4.900%, 02/01/09		1,000	1,089
Childrens Trust Fund, Puerto Rico, Tobacco Settlement
4.000%, 05/15/12		500	476
Minneapolis, St. Anthony Falls Project, Callable 03/01/12 @ 102
5.000%, 02/01/17		1,040	1,033
St. Paul Housing & Redevelopment Authority, Callable 08/01/06 @ 102.50 (AMBAC)
6.450%, 02/01/08		340	369
St. Paul Housing & Redevelopment Authority, Downtown & Seventh Place Project, Escrowed to Maturity, Callable 01/01/05 @ 100 (AMBAC)
5.350%, 09/01/07	(a)	1,500	1,511
St. Paul Port Authority, Energy Park, Tax Increment (FSA)
5.000%, 02/01/08		2,100	2,228
			6,706

Transportation - 7.1%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A, Callable 01/01/13 @ 100 (MBIA)
5.000%, 01/01/20		2,200	2,339
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/10		2,880	3,201
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/08 @ 101 (AMBAC) (AMT)
5.500%, 01/01/09		2,500	2,702
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/09 @ 101 (AMT) (FGIC)
5.625%, 01/01/14		1,000	1,094
Minneapolis & St. Paul Metropolitan Airports Commission, Series C, Callable 01/01/11 @ 100 (FGIC)
5.125%, 01/01/20		3,095	3,325
Minnesota Public Facilities Authority Tranportation, Callable 03/01/10 @ 100
5.000%, 03/01/12		970	1,052
Puerto Rico Commonwealth, Highway Transportation Authority, Series H, Mandatory Put 07/01/10 @ 100, Callable 07/01/10 @ 100 (AMBAC)
5.000%, 07/01/35	(b)	2,000	2,179
Puerto Rico Commonwealth, Highway Transportation Authority, Series X (MBIA)
5.500%, 07/01/13		1,250	1,429
			17,321

Utilities - 13.5%
Anoka County Resource Recovery, Northern States Power
4.400%, 12/01/05		2,000	2,025
4.500%, 12/01/07		300	308
Chaska Electric, Series A
5.500%, 10/01/06		610	640
5.550%, 10/01/07		645	693
5.600%, 10/01/08		680	745
5.650%, 10/01/09		720	800
5.650%, 10/01/10		760	850
Chaska Electric, Series A, Callable 10/01/10 @ 100
5.400%, 10/01/11		805	882
5.500%, 10/01/12		845	919
Northern Minnesota Municipal Power Agency, Electric System (FSA)
5.500%, 01/01/07		2,000	2,127
5.500%, 01/01/08		2,090	2,280
Princeton Public Utility System, Callable 04/01/12 @ 100
4.100%, 04/01/15		450	451
Rochester Electric Utility, Callable 12/01/10 @ 100
5.000%, 12/01/16		1,150	1,215
Southern Minnesota Municipal Power Agency, Series A (AMBAC)
5.250%, 01/01/14		3,415	3,848

Southern Minnesota Municipal Power Agency, Series A, Callable 01/01/09 @ 101 (AMBAC)
5.000%, 01/01/11		1,270	1,381
Southern Minnesota Municipal Power Agency, Series A, Escrowed to Maturity, Callable 01/01/05 @ 100 (FGIC)
5.000%, 01/01/06	(a)	995	1,023
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
5.257%, 01/01/20	(c)	3,500	1,772
5.275%, 01/01/21	(c)	5,000	2,393
Western Minnesota Municipal Power Agency, Series A, Callable 01/01/06 @ 102 (AMBAC)
5.500%, 01/01/11		5,000	5,253
5.500%, 01/01/13		2,000	2,101
Western Minnesota Municipal Power Agency, Series A, Callable 01/01/11 @ 100 (AMBAC)
5.500%, 01/01/12		1,360	1,520
			33,226

Total Revenue Bonds			132,174

General Obligations - 41.7%
Anoka County Capital Improvements, Series B
4.550%, 01/01/11		1,960	2,099
Anoka-Hennepin Independent School District #11, Callable 02/01/11 @ 100 (MSDCEP)
5.000%, 02/01/14		2,000	2,178
Anoka-Hennepin Independent School District #11, Series A (MSDCEP)
5.000%, 02/01/09		1,375	1,502
Anoka-Hennepin Independent School District #11, Series A, Callable 02/01/10 @ 100 (MSDCEP)
5.300%, 02/01/12		1,000	1,117
5.375%, 02/01/13		600	672
Anoka-Hennepin Independent School District #11, Series A, Callable 02/01/11 @ 100 (MSDCEP)
5.000%, 02/01/12		2,845	3,115
Bloomington Independent School District #271, Series B, Callable 02/01/10 @ 100 (MSDCEP)
5.250%, 02/01/11		1,000	1,098
Buffalo Independent School District #877, Series B (FSA) (MSDCEP)
4.500%, 02/01/13		325	351
Burnsville Independent School District #191, Series A (MSDCEP)
5.000%, 02/01/08		300	323
Burnsville Independent School District #191, Series A, Callable 02/01/08 @ 100 (MSDCEP)
5.000%, 02/01/09		1,225	1,311
Centennial Independent School District #12, Series A, Callable 02/01/12 @ 100 (FSA)(MSDCEP)
5.000%, 02/01/14		1,040	1,132
Chaska Independent School District #112, Series A (MSDCEP)
4.800%, 02/01/10		1,120	1,221
Crow Wing County, Series A (MBIA)
4.500%, 02/01/14		1,480	1,588
Dakota County Capital Improvements, Series C
4.850%, 02/01/10		1,000	1,094
Duluth Independent School District #709, Callable 02/01/09 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/16		635	675
Elk River Independent School District #728, Series A, Callable 02/01/11 @ 100 (MBIA)(MSDCEP)
5.000%, 02/01/18		1,000	1,075
Faribault Independent School District #656, Callable 06/01/08 @ 100 (MSDCEP)
4.750%, 06/01/15		1,100	1,155
Forest Lake Independent School District #831, Series A, Callable 02/01/08 @ 100 (MSDCEP)
5.000%, 02/01/09		1,115	1,194
Hastings Independent School District #200, Series A, Callable 02/01/08 @ 100 (MSDCEP)
5.000%, 02/01/11		1,095	1,167

Lakeville Independent School District #194, Callable 02/01/09 @ 100 (MSDCEP)
5.000%, 02/01/16		2,000	2,124
Lakeville Independent School District #194, Series A, Callable 02/01/08 @ 100 (MSDCEP)
5.125%, 02/01/22		1,000	1,056
Lakeville Independent School District #194, Series A, Callable 02/01/13 @ 100 (FGIC) (MSDCEP)
5.000%, 02/01/22		2,435	2,581
Marshall Independent School District #413, Series A (FSA) (MSDCEP)
4.000%, 02/01/11		785	827
Minneapolis, Callable 12/01/11 @ 100
5.000%, 12/01/12		3,600	3,968
Minneapolis, Series B, Callable 09/01/05 @ 100
5.050%, 03/01/06		6,000	6,117
Minneapolis & St. Paul Metropolitan Council, Waste Water Treatment, Series A, Callable 03/01/11 @ 100
5.000%, 03/01/13		1,890	2,109
Minneapolis School District #1 (MSDCEP)
4.500%, 02/01/08		1,450	1,541
Minnesota State, Callable 08/01/07 @ 100
4.800%, 08/01/11		2,010	2,119
4.850%, 08/01/12		4,420	4,668
Moorhead Independent School District #152 (MSDCEP)
5.000%, 04/01/12		1,220	1,354
Moorhead Independent School District #152, Callable 04/01/12 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/15		3,450	3,749
5.000%, 04/01/16		2,510	2,714
Mounds View Independent School District #621, Series A (MSDCEP)
5.250%, 02/01/10		1,230	1,369
Mounds View Independent School District #621, Series A, Callable 02/01/11 @ 100 (MSDCEP)
5.250%, 02/01/12		1,000	1,109
5.350%, 02/01/16		1,000	1,114
Mounds View Independent School District #621, Series A, Callable 02/01/12 @ 100 (MBIA) (MSDCEP)
5.000%, 02/01/18		2,340	2,515
5.000%, 02/01/19		2,565	2,728
Northfield Independent School District #659, Callable 02/01/11 @ 100 (MSDCEP)
4.600%, 02/01/13		1,100	1,175
5.000%, 02/01/15		1,295	1,406
Pequot Lakes Independent School District #186, Callable 02/01/12 @ 100 (FGIC) (MSDCEP)
5.125%, 02/01/18		500	542
Perham, Callable 05/01/11 @ 100 (AMT)
5.850%, 05/01/15		1,205	1,270
Pipestone-Jasper Independent School District #2689, Callable 03/01/09 @ 100 (FGIC) (MSDCEP)
5.400%, 03/01/13		1,095	1,216
Puerto Rico Commonwealth (MBIA)
6.000%, 07/01/14		1,605	1,928
Puerto Rico Commonwealth, Series A (XLCA)
5.500%, 07/01/17		1,000	1,161
Puerto Rico Commonwealth, Series C, Mandatory Put 07/01/08 @ 100
5.000%, 07/01/18	(b)	1,000	1,072
Ramsey County, Series D
5.000%, 02/01/14		2,000	2,234
Robbinsdale Independent School District #281 (MSDCEP)
5.000%, 02/01/08		1,000	1,077
Robbinsdale Independent School District #281, Callable 02/01/09 @ 100 (MBIA) (MSDCEP)
5.000%, 02/01/16		1,000	1,064
Robbinsdale Independent School District #281, Callable 02/01/12 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/19		1,160	1,245
5.000%, 02/01/20		1,215	1,287

Rochester Independent School District #535, Series A, Callable 02/01/11 @ 100 (MSDCEP)
5.000%, 02/01/15		1,595	1,729
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Callable 02/01/11 @ 89.37 (FSA) (MSDCEP)
5.700%, 02/01/13	(c)	1,055	748
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Callable 02/01/11 @ 94.63 (FSA)
5.753%, 02/01/12	(c)	1,790	1,347
Savage, Series A, Callable 02/01/06 @ 100 (FGIC)
5.350%, 02/01/07		1,000	1,032
5.500%, 02/01/08		1,000	1,034
South Washington County, Independent School District #833, Series A (MSDCEP)
5.500%, 02/01/09		500	556
South Washington County, Independent School District #833, Series B, Callable 02/01/12 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/15		1,030	1,117
St. Louis Park Independent School District #283, Callable 02/01/09 @ 100 (MSDCEP)
5.250%, 02/01/10		1,500	1,637
5.600%, 02/01/15		725	795
St. Michael Independent School District #885, Callable 02/01/12 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/14		1,690	1,840
5.000%, 02/01/17		1,000	1,076
St. Paul, Series A, Callable 03/01/09 @ 100
5.000%, 03/01/10		1,180	1,279
St. Paul Independent School District #625, Series C (FGIC) (MSDCEP)
4.000%, 02/01/14		410	426
Stillwater Independent School District #834, Callable 02/01/09 @ 100 (MSDCEP)
4.750%, 02/01/11		2,140	2,277
Todd Morrison Cass & Wadena Counties, United Hospital District
4.250%, 12/01/12		425	432
4.000%, 12/01/13		400	397
Total General Obligations			102,228

Certificates of Participation - 2.7%
Hennepin County (MLO)
4.650%, 11/15/08		1,000	1,077
Hennepin County, Callable 11/15/08 @ 100 (MLO)
5.375%, 11/15/09		2,280	2,495
Minneapolis Special School District #1, Series A, Pre-refunded 02/01/06 @ 100 (MBIA) (MLO)
5.900%, 02/01/11	(d)	2,150	2,235
Northeast Metropolitan Intermediate School District #916, Callable 01/01/14 @ 100 (MLO)
4.250%, 01/01/15		1,000	1,007
Total Certificates of Participation			6,814

Total Municipal Bonds
(Cost $227,512)			241,216

DESCRIPTION	SHARES	VALUE (000)

Money Market Fund - 0.4%
Federated Minnesota Municipal Cash Trust	899,274	$899

Total Money Market Fund
(Cost $899)		899

Total Investments - 98.7%
(Cost $228,411)		242,115
Other Assets and Liabilities, Net - 1.3%		3,243
Total Net Assets - 100.0%		$245,358

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2004.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of December 31, 2004, the aggregate market value of securities subject to the AMT was $12,980,422, which represents 5.3% of net assets.

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

MSDCEP - Minnesota School District Credit Enhancement Program

XLCA - XL Capital Assurance Inc.

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

Minnesota Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds - 97.6%
Revenue Bonds - 72.6%
Economic Development - 4.5%
Minneapolis Community Development, Series G-3, Callable 12/01/11 @ 100
5.450%, 12/01/31	$3,250	$3,397
Minnesota Agriculture & Economic Development Board, Minnesota Small Business Program, Series A, Callable 08/01/10 @ 100 (AMT)
5.550%, 08/01/16	500	517
Minnesota Agricultural & Economic Development Board, Small Business Development, Series B, Callable 08/01/08 @ 102 (AMT)
7.250%, 08/01/20	1,000	1,065
Minnesota Agricultural & Economic Development Board, Small Business Development, Series C, Callable 08/01/08 @ 102 (AMT)
7.250%, 08/01/20	1,385	1,362
Minnesota Agricultural & Economic Development Board, Small Business Development, Series D, Callable 08/01/08 @ 102 (AMT)
7.250%, 08/01/20	1,120	1,104
		7,445

Education - 5.8%
Golden Valley, The Breck School, Callable 10/01/09 @ 100
5.750%, 10/01/14	1,000	1,108
Minneapolis, The Blake School Project, Callable 09/01/11 @ 100
5.450%, 09/01/21	2,000	2,126
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4-F1, Callable 05/01/06 @ 102
6.250%, 05/01/23	1,500	1,562
Minnesota State Higher Education Facilities Authority, Carleton College, Callable 11/01/07 @ 100
5.400%, 11/01/15	1,500	1,612
Minnesota State Higher Education Facilities Authority, Carleton College, Series 3-L1, Callable 05/01/06 @ 100
5.750%, 11/01/12	1,050	1,095
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 5-D, Callable 05/01/10 @ 100
6.625%, 05/01/20	1,000	1,091
Minnesota State Higher Education Facilities Authority, Vermilion Community College, Series 3-T, Callable 01/01/05 @ 100
5.750%, 01/01/13	575	585
University of Minnesota, Series A
5.500%, 07/01/21	500	582
		9,761

Healthcare - 25.1%
Bemidji Hospital Facilities, North Country Health Services, Callable 09/01/06 @ 102
5.625%, 09/01/15	1,600	1,673
Chisago Health Facilities Authority, Point Pleasant Heights Project, Callable 07/01/05 @ 102
7.300%, 07/01/25	400	411
Cuyuna Range Hospital District, Series A, Callable 06/01/07 @ 102
6.000%, 06/01/29	3,000	2,920
Duluth Economic Development Authority, Benedictine Health System, Callable 02/15/14 @ 100
5.250%, 02/15/28	1,000	1,016
5.250%, 02/15/33	1,000	1,012
Fergus Falls Health Care Facilities Authority, Lake Region Hospital, Long Term Care Facilities Project, Callable 12/01/05 @ 102
6.500%, 12/01/25	2,000	2,066

Fergus Falls Health Care Facilities Authority, Broen Memorial Home, Series A, Callable 01/01/05 @ 102
7.000%, 11/01/19		1,000	1,012
Glencoe Health Care Services Facilities Project, Callable 04/01/11 @ 101
7.500%, 04/01/31		1,700	1,829
Golden Valley, Covenant Retirement Communities, Series A, Callable 12/01/09 @ 101
5.500%, 12/01/29		1,750	1,785
Marshall Minnesota Medical Center, Weiner Memorial Medical Center Project, Series A, Callable 11/01/13 @ 100
5.250%, 11/01/16		305	321
5.850%, 11/01/23		875	921
Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Health Care, Series A, Prerefunded 08/15/05 @ 102 (FSA)
5.600%, 08/15/12		250	260
Minneapolis Healthcare System, Allina Health System, Series A, Callable 11/15/12 @ 100
6.000%, 11/15/23		1,500	1,628
5.750%, 11/15/32		2,400	2,540
Minnesota Agricultural & Economic Development Board, Benedictine Health, Series A, Callable 02/15/10 @ 101 (MBIA)
5.250%, 02/15/15		2,000	2,174
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Callable 11/15/07 @ 102 (MBIA)
5.500%, 11/15/11		500	547
5.500%, 11/15/17		1,000	1,093
Minnesota Agricultural & Economic Development Board, Fairview Health Care System, Series A, Callable 11/15/10 @ 101
6.375%, 11/15/29		4,000	4,381
Monticello, Big Lake Community Hospital, Series A, Callable 12/01/09 @ 100
5.750%, 12/01/19		1,000	1,015
Monticello, Big Lake Community Hospital, Series C, Callable 12/01/12 @ 100
6.200%, 12/01/22		1,000	1,050
Moorhead Economic Development Authority, Eventide Senior Housing, Series B, Callable 01/01/05 @ 102
6.000%, 06/01/29		1,900	1,911
New Hope Housing & Healthcare Facilities Authority, Masonic Home North Ridge, Callable 03/01/09 @ 102
5.750%, 03/01/15		1,600	1,635
Olmstead County, Hiawatha Homes Project, Callable 01/01/05 @ 101
6.500%, 07/01/16		170	165
Sauk Rapids Health Care & Housing Facilities, Good Shepherd Lutheran Home, Callable 01/01/12 @ 101
6.000%, 01/01/34		900	921
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Callable 09/01/14 @100
5.250%, 09/01/34		2,000	2,016
South Dakota State Health & Educational Facilities Authority, Avera Health (AMBAC) (VRDO)
1.680%, 07/01/24	(a)	1,900	1,900
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B, Callable 07/01/14 @ 100
5.500%, 07/01/25		2,000	2,092
St. Paul Housing & Redevelopment Authority, Regions Hospital, Callable 05/15/09 @ 100
5.250%, 05/15/18		500	511
Winona Health Care Facilities, Series A, Callable 07/01/12 @ 102
6.000%, 07/01/34		1,000	1,036
			41,841

Housing - 12.6%
Austin Housing & Redevelopment Authority, Countyard Residence Project, Series A, Callable 01/01/06 @ 102
7.250%, 01/01/26		500	516
Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project, Callable 04/20/11 @ 102 (GNMA)
5.900%, 04/20/42		2,000	2,124

Eden Prairie Multifamily Housing, Preserve Place, Callable 01/20/08 @ 102 (GNMA)
5.500%, 01/20/18		500	527
Eden Prairie Multifamily Housing, Parkway Apartments Project, Series A, Callable 02/20/07 @ 104
5.700%, 08/20/22		1,000	1,061
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Callable 08/15/06 @ 102.50, Mandatory Put 02/15/09 @ 100 (AMT) (FNMA)
3.050%, 06/15/34	(a)	2,000	1,994
Hopkins Elderly Housing, St. Therese Project, Series A, Callable 11/20/07 @ 102 (GNMA)
5.600%, 11/20/17		500	526
Hopkins Multifamily Housing, Renaissance Project, Callable 04/01/07 @ 102
6.250%, 04/01/15		500	526
Maplewood Multifamily Housing, Carefree Cottages II, Callable 04/15/14 @ 100 (AMT) (FNMA)
4.800%, 04/15/34		2,000	2,039
Minnesota State Housing Finance Agency, Residential Housing, Series B, Callable 07/01/11 @ 100 (AMT)
5.650%, 07/01/33		1,185	1,226
Minnesota State Housing Finance Agency, Residential Housing, Series B- 1-RMK, Callable 07/01/11 @ 100 (AMT)
5.350%, 07/01/33		1,400	1,425
Minnesota State Housing Finance Agency, Residential Housing, Series F, Callable 07/01/11 @ 100 (AMT)
5.400%, 07/01/30		3,165	3,247
Minnesota State Housing Finance Agency, Series A, Callable 08/01/11 @ 100
3.850%, 02/01/13		1,455	1,487
Minnesota State Housing Finance Agency, Single Family Mortgage, Series C, Callable 07/01/09 @ 100 (AMT)
6.100%, 07/01/30		565	565
St. Anthony Housing & Redevelopment Authority, Chandler Place Project, Callable 05/20/06 @ 102 (FHA) (GNMA)
6.250%, 11/20/25		1,500	1,599
St. Louis Park, Multifamily Housing, Knollwood Apartments, Callable 12/01/05 @ 102 (FHA)
6.250%, 12/01/28		500	515
St. Louis Park, Multifamily Housing, Park Ridge Apartments, Callable 11/01/08 @ 102 (FHA) (GNMA)
5.250%, 11/01/20		500	523
White Bear Lake Multi-Family Housing Revenue, Lake Square Housing, Series A, Callable 02/01/07 @ 102 (FHA)
6.000%, 08/01/20		1,020	1,068
			20,968

Lease Revenue - 3.4%
New Brighton Economic Development Authority, Public Safety Facility, Leasing Project, Series A, Callable 02/01/10 @ 100
4.900%, 02/01/15		850	886
5.000%, 02/01/16		895	933
5.100%, 02/01/17		900	940
Puerto Rico Public Finance, Series A, Callable 02/01/12 @ 100, Mandatory Put 02/01/12 @ 100
5.750%, 08/01/27	(a)	1,000	1,117
St. Paul Port Authority, Office Building at Robnert St.-3-11
4.000%, 12/01/13		1,695	1,747
			5,623

Miscellaneous - 6.1%
Little Canada Commercial Development, Callable 04/01/05 @ 100 (MLO)
7.100%, 04/01/13		1,250	1,254
Minnesota State Retirement Systems Building, Callable 06/01/10 @ 100
5.875%, 06/01/27		7,000	7,817
Seaway Port Authority of Duluth, Cargill Inc. Project
4.200%, 05/01/13		1,130	1,157
			10,228

Recreational Facility Authority - 2.5%
Moorhead, Golf Course, Series B, Callable 12/01/08 @ 100
5.875%, 12/01/21		2,000	2,051
St. Paul Port Authority, Radisson Kellogg Project, Series 2, Callable 08/01/08 @ 103
7.375%, 08/01/29		2,000	2,091
			4,142

Tax Revenue - 0.3%
Duluth Economic Development Authority
8.000%, 08/01/08		200	211
Minneapolis, St. Anthony Falls Project, Callable 03/01/12 @ 102
5.750%, 02/01/27		300	297
			508

Transportation - 2.0%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A, Callable 01/01/10 @ 101 (FGIC)
5.750%, 01/01/32		3,000	3,324

Utilities - 10.3%
Chaska Electric, Series A, Callable 10/01/10 @ 100
6.100%, 10/01/30		5,000	5,492
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
6.650%, 01/01/19	(b)	4,000	2,139
6.700%, 01/01/24	(b)	5,000	2,015
5.800%, 01/01/25	(b)	2,000	760
5.600%, 01/01/26	(b)	8,000	2,859
5.151%, 01/01/27	(b)	3,000	1,008
Western Minnesota Municipal Power Agency, Callable 01/01/11 @ 100 (AMBAC)
5.500%, 01/01/14		1,545	1,722
5.500%, 01/01/15		550	611
Western Minnesota Municipal Power Agency, Escrowed to Maturity (MBIA)
9.750%, 01/01/16	(c)	410	622
			17,228

Total Revenue Bonds			121,068

General Obligations - 25.0%
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/10 @ 100 (MSDCEP)
5.750%, 02/01/17	(d)	1,000	1,138
Becker Independent School District #726, Series A, Crossover Refunded 02/01/10 @ 100 (FSA) (MSDCEP)
6.000%, 02/01/21	(d)	1,000	1,143
Burnsville Independent School District #191, Series A, Crossover Refunded 02/01/06 @ 100 (MSDCEP)
4.875%, 02/01/13	(d)	1,450	1,488
Chaska Independent School District #112, Series A, Callable 02/01/09 @ 100 (FSA) (MSDCEP)
5.700%, 02/01/18		1,000	1,100
Chaska Independent School District #112, Series B, Crossover Refunded 02/01/06 @ 100 (MSDCEP)
5.875%, 02/01/11	(d)	1,000	1,038
6.000%, 02/01/15	(d)	525	545
6.000%, 02/01/16	(d)	5,525	5,740
Columbia Heights Independent School District #13, Crossover Refunded 02/01/07 @ 100 (MSDCEP)
5.250%, 02/01/15	(d)	1,000	1,051
Delano Independent School District #879, Series A, Callable 02/01/11 @ 100 (FSA) (MSDCEP)
5.875%, 02/01/25		1,000	1,137
Hennepin County, Series B (VRDO)
1.556%, 12/01/20		3,835	3,835
Minneapolis, Convention Center (SPA) (VRDO)
1.556%, 12/01/18		2,500	2,500
Minneapolis Sports Arena, Callable 04/01/08 @ 100
5.100%, 04/01/13		500	537
5.100%, 10/01/13		250	268

Minneapolis Sports Arena, Series B, Callable 09/01/05 @ 100
5.200%, 03/01/13		400	408
Minnesota State
4.000%, 08/01/11		9,000	9,480
North St. Paul Independent School District #622, Series B, Crossover Refunded 05/01/06 @ 100 (MSDCEP)
5.850%, 05/01/17	(d)	500	522
Perham, Disposal System, Callable 05/01/11 @ 100 (AMT)
6.000%, 05/01/22		1,500	1,576
Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY)
5.250%, 07/01/33		1,000	1,046
Sauk Rapids Independent School District #47, Series A, Callable 02/01/11 @ 100 (MBIA)
5.750%, 02/01/23		2,000	2,260
South Washington County Independent School District #833, Callable 06/01/05 @ 100 (MLO)
5.850%, 06/01/15		500	507
St. Louis Park Independent School District #283, Callable 02/01/09 @ 100 (MSDCEP)
5.700%, 02/01/17		2,000	2,196
Wayzata Independent School District #284, Series A, Crossover Refunded 02/01/07 @ 100
5.500%, 02/01/17	(d)	2,000	2,114
Total General Obligations			41,629

Total Municipal Bonds
(Cost $153,073)			162,697

DESCRIPTION	SHARES	VALUE (000)

Money Market Fund - 1.3%
Federated Minnesota Municipal Cash Trust	2,185,440	$2,185

Total Money Market Fund
(Cost $2,185)		2,185

Total Investments - 98.9%
(Cost $155,258)		164,882
Other Assets and Liabilities, Net - 1.1%		1,908
Total Net Assets - 100.0%		$166,790

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2004.
(b)	The rate shown is the effective yield at the time of purchase.
(c)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(d)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of December 31, 2004, the aggregate market value of securities subject to the AMT was $16,118,366, which represents 9.7% of net assets.

COMGTY - Commonwealth Guaranty

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

MSDCEP - Minnesota School District Credit Enhancement Program

SPA - Standby Purchase Agreement

VRDO - Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2004. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days’ notice. Maturity date shown represents final maturity.

Schedule of INVESTMENTS December 31, 2004 (Unaudited)

Missouri Tax Free Fund

DESCRIPTION		PAR (000)	VALUE (000)+

Municipal Bonds - 98.5%
Revenue Bonds - 74.3%
Education - 8.2%
Missouri State Health & Educational Facilities Authority, University of Missouri-Columbia Arena Project, Callable 11/01/11 @ 100
5.000%, 11/01/19		$2,540	$2,728
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Callable 06/15/11 @ 100
5.125%, 06/15/41		2,150	2,197
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Callable 02/15/13 @ 100
5.000%, 02/15/33		1,000	1,026
University of Missouri, Pre-refunded 11/01/07 @ 101
5.500%, 11/01/21	(a)	3,000	3,289
5.800%, 11/01/27	(a)	5,000	5,522
			14,762

Healthcare - 17.7%
Boone County Hospital, Callable 08/01/12 @ 100
5.050%, 08/01/20		1,200	1,241
Boone County Hospital, Callable 08/01/14 @ 100
5.000%, 08/01/16		670	705
Cape Girardeau County Authority, Southeast Missouri Hospital Association, Callable 06/01/12 @ 100
5.625%, 06/01/22		1,500	1,558
Cole County Industrial Development Authority, Lutheran Services Heisinger Project, Callable 02/01/14 @ 100
5.250%, 02/01/24		2,000	2,052
Joplin Industrial Development Authority Healthcare Facilities, Freeman Health Systems Project, Callable 02/15/15 @ 102
5.500%, 02/15/24		2,000	2,077
Missouri State Health & Educational Facilities Authority, Barnes-Jewish Inc., Series A
4.750%, 05/15/05		100	101
Missouri State Health & Educational Facilities Authority, BJC Health Systems, Series A, Escrowed to Maturity
6.750%, 05/15/12	(b)	3,310	4,011
Missouri State Health & Educational Facilities Authority, Freeman Hospital Project, Series A, Callable 02/15/05 @ 101 (FSA)
5.375%, 02/15/14		1,000	1,022
Missouri State Health & Educational Facilities Authority, Jefferson Memorial Hospital, Callable 08/15/14 @ 100 (RAAI)
5.000%, 08/15/19		2,300	2,402
Missouri State Health & Educational Facilities Authority, Lake Regional Health System Project
5.000%, 02/15/12		515	543
Missouri State Health & Educational Facilities Authority, SSM Health Care System, Series A, Callable 06/01/08 @ 101 (MBIA)
5.000%, 06/01/12		2,000	2,114
5.000%, 06/01/18		3,895	4,043
Missouri State Health & Educational Facilities Authority, St. Lukes Health Systems, Series A
5.000%, 11/15/14		3,000	3,284
North Kansas City Hospital, Callable 11/15/08 @ 101 (AMBAC)
5.000%, 11/15/13		700	739
North Kansas City Hospital, Series A, Callable 11/15/13 @ 100 (FSA)
5.000%, 11/15/21		250	265
St. Louis County Industrial Development Authority, Ranken-Jordan Project, Series A, Callable 11/15/13 @ 100
6.625%, 11/15/35		500	506
University Health Facilities, University of Missouri Health System, Series A, Callable 11/01/06 @ 102 (AMBAC)
5.600%, 11/01/26		5,000	5,299
			31,962

Housing - 0.8%
Missouri State Community Development Agency, (FHA)
6.200%, 01/01/05		5	5

University City Industrial Development Authority, Multifamily Housing, Series A, Callable 12/20/05 @ 102
5.950%, 12/20/25		1,400	1,441
			1,446
Lease Revenue - 11.7%
Clay County, Public Building Authority, Callable 05/15/08 @ 100 (MLO)
5.125%, 05/15/14		2,000	2,154
Kansas City Municipal Assistance, Capital Appreciation Leasehold, Series B-1, Zero Coupon Bond
5.260%, 04/15/27	(c)	2,000	638
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A, Callable 05/01/11 @ 100 (MBIA) (MLO)
5.000%, 05/01/23		2,000	2,087
5.000%, 05/01/24		5,130	5,336
5.125%, 05/01/26		5,000	5,222
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A, Callable 05/01/11 @ 100 (MLO)
5.000%, 05/01/17		1,000	1,072
Missouri State Financial Board Infrastructure Facilities, Branson, Series A, Callable 12/01/12 @ 100 (MLO)
5.000%, 12/01/17		1,000	1,036
5.375%, 12/01/22		750	787
Puerto Rico Public Buildings Authority, Public Education and Health Facilities, Series M, Pre-refunded 07/01/05 @ 100 (COMGTY) (MLO)
5.500%, 07/01/21	(a)	755	768
Springfield Public Building, Capital Improvement Project, Callable 03/01/14 @ 100 (AMBAC)
5.000%, 03/01/24		2,000	2,110
			21,210

Miscellaneous - 3.2%
Missouri Financial Board Cultural Facilities, Nelson Gallery Foundation, Series A, Callable 12/01/11 @ 100
5.250%, 12/01/14		1,000	1,110
Missouri State Board of Public Buildings, Series A, Callable 10/15/13 @ 100
5.000%, 10/15/27		1,000	1,039
Platte County Industrial Development Transportation Authority (MLO)
3.750%, 12/01/12		675	689
4.000%, 12/01/14		780	798
Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY)
5.250%, 07/01/33		1,000	1,046
Sugar Creek, Lafarge North America, Series A, Callable 06/01/13 @ 101 (AMT)
5.650%, 06/01/37		1,000	1,013
			5,695

Pollution Control - 13.7%
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, Drinking Water, Callable 07/01/08 @ 101
5.000%, 01/01/19		2,200	2,358
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, State Revolving Fund Program, Callable 07/01/10 @ 100.
5.500%, 07/01/16		620	687
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water, Callable 01/01/09 @ 101
5.250%, 01/01/15		2,180	2,364
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water, Callable 01/01/13 @ 100
5.500%, 07/01/14		2,000	2,270
5.500%, 07/01/18		1,400	1,583
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, State Revolving Fund Program, Callable 01/01/13 @ 100
5.000%, 01/01/17		1,170	1,268
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program
5.375%, 07/01/14		2,400	2,755
5.375%, 07/01/15		1,500	1,724
5.375%, 07/01/16		2,000	2,299

Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program, Callable 07/01/11 @ 100
5.000%, 07/01/23		6,655	6,959
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series E, Callable 01/01/07 @ 101
5.000%, 01/01/08		175	186
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series E, State Revolving Fund Program, Pre-refunded 01/01/07 @ 101
5.000%, 01/01/08	(a)	325	346
			24,799

Sanitation District - 1.2%
Missouri State Environmental Improvement & Energy Resources Authority, Series A, State Revolving Fund, Pre-refunded 07/01/10 @ 100	(a)
5.500%, 07/01/16		1,875	2,120

Tax Revenue - 0.6%
Riverside Tax Increment Revenue, L-385 Levee Project, Callable 05/01/15 @ 100
5.250%, 05/01/20		1,000	1,026

Transportation - 9.8%
Missouri State Highways & Transportation Road, Series A
5.000%, 02/01/11		5,000	5,536
Missouri State Highways & Transportation Road, Series A, Callable 02/01/11 @ 100
5.000%, 02/01/17		550	591
5.250%, 02/01/20		5,000	5,453
Missouri State Highways & Transportation Road, Series A, Callable 02/01/12 @ 100
5.125%, 02/01/17		1,000	1,081
5.000%, 02/01/22		3,725	3,922
St. Louis Airport, Capital Improvement Program, Series A, Callable 07/01/12 @ 100 (MBIA)
5.375%, 07/01/21		1,000	1,091
			17,674

Utilities - 7.4%
Kansas City Water, Series A, Callable 12/01/08 @ 101
5.000%, 12/01/11		4,390	4,782
Kansas City Water, Series B, Callable 12/01/06 @ 101
5.000%, 12/01/16		2,200	2,313
Metropolitan St. Louis Sewer District, Series A, Callable 05/01/14 @ 100 (MBIA)
5.000%, 05/01/23		1,075	1,140
Missouri State Development Financial Board, Independence Water Systems, Callable 11/01/14 @ 100 (AMBAC)
5.000%, 11/01/24		1,000	1,056
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Associated Electric Co-Op, Thomas Hill, Callable 12/01/06 @ 101
5.250%, 12/01/09		1,000	1,061
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Kansas City Power & Light
4.000%, 01/02/12		1,000	1,019
Sikeston Electric, Callable 06/01/06 @ 101 (MBIA)
5.000%, 06/01/22		1,000	1,032
Springfield Water Works, Series A, Pre-refunded 05/01/05 @ 102
5.600%, 05/01/23	(a)	1,000	1,012
			13,415
Total Revenue Bonds			134,109

General Obligations - 23.5%
Clayton School District, Callable 03/01/07 @ 101
5.000%, 03/01/17		3,325	3,548
Columbia School District, Callable 03/01/07 @ 100
6.300%, 03/01/11		365	395
Independence School District, Missouri Direct Deposit Program, Callable 03/01/13 @ 100 (MBIA) (STAID)
5.000%, 03/01/20		1,240	1,325
Jackson County School District #4, Missouri Direct Deposit Program (STAID)
5.250%, 03/01/11		1,000	1,121
Jefferson City School District, Series A
6.700%, 03/01/11		1,000	1,162

Kansas City, Series A, Callable 03/01/08 @ 101
5.250%, 09/01/12		3,400	3,703
Missouri State, Fourth State Building, Series A, Pre-refunded 08/01/06 @ 100
5.400%, 08/01/09	(a)	2,000	2,100
Missouri State Water Pollution Control, Series A, Pre-refunded 08/01/06 @ 100
5.750%, 08/01/18	(a)	2,085	2,200
North Kansas City School District, Callable 03/01/11 @ 100
5.000%, 03/01/16		1,265	1,363
Platte County School District #R-3, Callable 03/01/14 @ 100 (MBIA)
5.000%, 03/01/24		1,000	1,055
Puerto Rico Municipal Finance Agency, Callable 08/01/09 @ 101
5.500%, 08/01/23		3,000	3,310
Riverview Gardens School District, Missouri Direct Deposit Program, Callable 04/01/14 @ 100 (FSA) (STAID)
4.000%, 04/01/16		1,000	1,010
St. Louis County
5.000%, 02/01/12		3,250	3,622
St. Louis County Public Safety, Callable 08/15/09 @ 100 (FGIC)
5.125%, 02/15/17		4,185	4,523
St. Louis County Rockwood School District #R-6, Callable 02/01/11 @ 100
5.000%, 02/01/13		3,000	3,267
St. Louis County Rockwood School District #R-6, Series A, Callable 02/01/13 @ 100
5.000%, 02/01/14		2,000	2,202
St. Louis County School District, Series A (FSA)
5.000%, 03/01/14		2,000	2,221
St. Louis County School District, Series A, Callable 03/01/14 @ 100
5.000%, 03/01/16		1,000	1,094
Wentzville School District #R-4, Callable 03/01/08 @ 100 (FSA)
5.100%, 03/01/18		3,000	3,186
Total General Obligations			42,407

Certificate of Participation - 0.7%
Fenton, Callable 09/01/13 @ 100 (MBIA) (MLO)
3.900%, 09/01/15		1,275	1,274
Total Certificate of Participation			1,274

Total Municipal Bonds			177,790
(Cost $167,233)

DESCRIPTION		SHARES	VALUE (000)
Affiliated Money Market Fund - 0.2%
First American Tax Free Obligations Fund, Cl Z	(d)	334,961	$335

Total Affiliated Money Market Fund
(Cost $335)			335
Total Investments - 98.7%
(Cost $167,568)			178,125
Other Assets and Liabilities, Net - 1.3%			2,449
Total Net Assets - 100.0%			$180,574

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of December 31, 2004, the aggregate market value of securities subject to the AMT was $1,013,280, which represents 0.6% of net assets.

COMGTY - Commonwealth Guaranty

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

RAAI - Radian Asset Assurance Inc.

STAID - State Aid Withholding

Schedule of INVESTMENTS December 31, 2004 (Unaudited)

Nebraska Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds - 99.4%
Revenue Bonds - 80.2%
Education - 19.8%
Nebraska Educational Finance Authority, Concordia University Project, Callable 12/15/08 @ 100
5.350%, 12/15/18	$650	$673
Nebraska Educational Finance Authority, Creighton University Project, Series A (AMBAC)
5.000%, 09/01/09	500	542
Nebraska Educational Finance Authority, Midland Lutheran College Project, Callable 10/01/10 @ 100
5.200%, 10/01/20	350	359
Nebraska Educational Finance Authority, Wesleyan University Project, Callable 04/01/12 @ 100 (RAAI)
5.000%, 04/01/17	605	633
Nebraska Utility Corporation, University of Nebraska, Lincoln Project, Callable 01/01/12 @ 100
5.250%, 01/01/15	1,045	1,154
University of Nebraska Facilities, Medical Center Research Project, Callable 02/15/12 @ 100
5.000%, 02/15/15	500	538
University of Nebraska Facility Corporation, Deferred Maintenance Project, Callable 07/15/08 @ 100
5.250%, 07/15/11	1,000	1,082
University of Nebraska Facility Corporation, University of Nebraska Medical Center Research Project
5.000%, 02/15/12	500	551
University of Nebraska, Lincoln Memorial Stadium Project, Series A, Callable 05/01/14 @ 100
5.000%, 11/01/15	500	540
University of Nebraska, Lincoln Student Fees, Callable 01/01/13 @ 100
5.000%, 07/01/22	750	785
University of Nebraska, Lincoln Student Fees, Series B
4.250%, 07/01/12	175	184
University of Nebraska, Omaha Student Housing Project, Callable 11/24/13 @ 100
5.000%, 05/15/23	500	526
		7,567

Healthcare - 16.4%
Douglas County Hospital Authority #1, Immanuel Medical Center, Callable 09/01/07 @ 102 (AMBAC)
4.900%, 09/01/09	750	802
Douglas County Hospital Authority #2, Nebraska Medical Center
5.000%, 11/15/16	700	751

Lancaster County Hospital Authority, Bryanlgh Medical Center Project, Callable 06/01/11 @ 100 (AMBAC)
5.000%, 06/01/19	500	523
5.125%, 06/01/21	1,200	1,258
Madison County Hospital Authority #1, Faith Regional Health Services Project, Callable 01/01/12 @ 100 (RAAI)
5.500%, 07/01/21	1,000	1,068
Nebraska Investment Finance Authority, Great Plains Regional Medical Center, Callable 05/15/12 @ 100 (RAAI)
5.200%, 11/15/16	250	267
5.300%, 11/15/17	805	861
Platte County Hospital Authority #1, Columbus Community Hospital Project, Callable 05/01/10 @ 101 (RAAI)
5.850%, 05/01/14	650	713
		6,243

Housing - 5.3%
Nebraska Investment Finance Authority, Multifamily Housing (GNMA)
4.625%, 07/20/12	430	448
Nebraska Investment Finance Authority, Single Family Housing, Series A, Callable 03/01/11 @ 100 (AMT)
5.150%, 03/01/16	580	607
Nebraska Investment Finance Authority, Single Family Housing, Series F, Callable 03/01/14 @ 100 (AMT)
4.400%, 03/01/20	250	249
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments, Callable 10/01/11 @ 100 (GNMA)
5.150%, 11/20/22	705	737
		2,041

Lease Revenue - 4.6%
Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental, Callable 08/18/14 @ 100
5.000%, 12/01/22	900	961
Nebraska Educational Telecommunication Commission, Leasing Project, Series 2000 (MLO)
6.000%, 02/01/06	750	779
		1,740

Miscellaneous - 0.9%
Washington County Wastewater Facilities, Cargill Inc. Project, Callable 11/01/12 @ 101
5.900%, 11/01/27	300	323

Pollution Control - 3.9%
Nebraska Investment Finance Authority, Drinking Water System Revolving Fund, Callable 01/01/09 @ 100
4.500%, 01/01/10	115	121
5.150%, 01/01/16	580	604
Nebraska Investment Finance Authority, Drinking Water System Revolving Fund, Callable 01/01/12 @ 100
4.750%, 07/01/19	750	772
		1,497

Recreational Facility Authority - 6.4%
Douglas County Zoo Facility, Omaha Henry Doorly Zoo Project, Callable 09/01/09 @ 100
5.650%, 09/01/11		1,000	1,095
Omaha Convention Hotel Corporation, Series A, Callable 04/01/12 @ 100 (AMBAC)
5.500%, 04/01/16		275	307
5.125%, 04/01/26		1,000	1,045
			2,447

Tax Revenue - 2.4%
Omaha Special Tax Revenue, Series A, Callable 02/01/12 @ 101
5.125%, 02/01/32		500	520
Omaha Tax Allocation, Convention Center Hotel Redevelopment, Series A, Callable 12/15/14 @ 100
5.000%, 12/15/19		400	402
			922
Utilities - 20.5%
Alliance Electrical Systems, Callable 06/15/08 @ 100 (AMBAC)
5.000%, 12/15/14		260	279
5.100%, 12/15/15		460	492
Cuming County Public Power District, Callable 05/15/06 @ 100
5.600%, 05/15/21		250	254
Grand Island Electrical Systems, Callable 06/27/11 @ 100 (MBIA)
5.125%, 08/15/16		750	817
Hastings Electrical Systems, Callable 05/01/11 @ 100 (FSA)
5.000%, 01/01/15		1,000	1,082
5.000%, 01/01/16		750	809
Lincoln Electrical Systems, Callable 09/01/11 @ 100
5.000%, 09/01/15		500	543
Lincoln Electrical Systems, Callable 09/01/13 @ 100
5.000%, 09/01/26		250	260
Loup River Public Power District, Callable 12/01/09 @ 100 (AMBAC)
4.000%, 12/01/12		500	514
Nebraska Public Power District, Series B
5.000%, 01/01/14		750	829
Norris Public Power District, 2004-B, Series B, Callable 12/01/09 @ 100 (FSA)
4.200%, 01/01/23		335	330
Omaha Public Power District, Series A, Callable 02/01/10 @ 100
5.000%, 02/01/17		655	697
5.200%, 02/01/22		630	676
Omaha Public Power Electrical Systems, Escrowed to Maturity
6.200%, 02/01/17	(a)	210	252
			7,834
Total Revenue Bonds			30,614

General Obligations - 15.7%
Dawson County School District, Callable 06/15/06 @ 102
5.100%, 12/15/16		365	385
Dodge County School District #001, Fremont, Callable 12/15/14 @ 100 (FSA)
5.000%, 12/15/19		500	539
Douglas County School District #10, Elkhorn Public Schools, Callable 01/05/10 @ 100
4.400%, 07/15/21		485	486

Douglas County School District #54, Ralston Public Schools, Callable 08/15/11 @ 100 (FSA)
5.000%, 12/15/16	845	915
Lancaster County School District #1, Lincoln Public Schools, Callable 01/15/11 @ 100
5.250%, 07/15/19	220	240
Lancaster County School District #1, Lincoln Public Schools, Callable 07/15/12 @ 100
5.000%, 01/15/17	750	806
Omaha, Series A
6.500%, 12/01/18	825	1,058
Omaha-Douglas Public Building, Callable 05/01/11 @ 100
4.900%, 05/01/16	500	530
5.100%, 05/01/20	300	323
Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY)
5.250%, 07/01/33	700	732
Total General Obligations		6,014

Certificates of Participation - 3.5%
Western Nebraska Community College, Callable 10/15/07 @ 100
4.700%, 10/15/10	295	305
4.800%, 10/15/11	195	201
4.900%, 10/15/12	250	257
5.000%, 10/15/13	300	308
5.100%, 10/15/14	250	257
Total Certificates of Participation		1,328

Total Municipal Bonds
(Cost $36,061)		37,956

DESCRIPTION		SHARES	VALUE (000)

Affiliated Money Market Fund - 0.5%
First American Tax Free Obligations Fund, Cl Z	(b)	181,831	$181

Total Affiliated Money Market Fund			181
(Cost $181)
Total Investments - 99.9%
(Cost $36,242)			38,137
Other Assets and Liabilities, Net - 0.1%			56
Total Net Assets - 100.0%			$38,193

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of December 31, 2004, the aggregate market value of securities subject to the AMT was $856,083, which represents 2.2% of net assets.

Cl - Class

COMGTY - Commonwealth Guaranty

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

RAAI - Radian Asset Assurance Inc.

Schedule of INVESTMENTS December 31, 2004 (Unaudited)

Ohio Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds - 91.9%
Revenue Bonds - 40.4%
Economic Development - 0.6%
Summit County Port Authority Board Funding Program, Garfield Heights Project, Series A, Callable 05/15/14 @ 102
5.250%, 05/15/23	$250	$251

Education - 10.4%
Ohio State Higher Educational Facilities, Baldwin-Wallace College Project
5.000%, 12/01/13	750	800
Ohio State Higher Educational Facilities, Xavier University Project, Callable 05/01/13 @ 100 (FGIC)
5.250%, 05/01/16	1,000	1,107
Ohio State University, Series B, Callable 06/01/13 @ 100
5.250%, 06/01/16	1,000	1,108
Toledo-Lucas County Port Authority Revenue, St. Mary Woods Project, Series A, Callable 05/15/10 @ 100
6.000%, 05/15/24	400	400
University of Cincinnati, Series A, Callable 06/01/11 @ 101 (FGIC)
5.500%, 06/01/14	1,000	1,125
		4,540

Healthcare - 8.9%
Akron Bath Copley County Hospital Facilities, Summa Health Services, Series A, Callable 11/15/14 @ 100 (RAAI)
5.250%, 11/15/16	800	867
Erie County Hospital Facilities, Firelands Regional Medical Center, Series A, Callable 08/15/12 @ 101
5.500%, 08/15/22	500	521
Fairfield County Hospital Facilities, Fairfield Medical Center, Callable 06/15/12 @ 100 (RAAI)
5.000%, 06/15/22	500	515
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A, Callable 07/01/12 @ 100 (RAAI)
5.125%, 07/01/22	500	520
Hamilton County Hospital Facilities, Children’s Medical Center, Series F (FGIC)
5.200%, 05/15/09	1,000	1,081
Lorain County Hospital, Catholic Healthcare, Callable 10/01/12 @ 100
5.500%, 10/01/17	350	378
		3,882

Lease Revenue - 6.9%
Cleveland-Cuyahoga County Port Authority Revenue, Rita Project, Callable 11/15/14 @ 100 (RAAI)
5.000%, 11/15/19		750	788
Ohio State Building Authority, State Facility, Administration Building Fund, Series A, Callable 04/01/12 @ 100 (FSA)
5.500%, 04/01/16		1,000	1,115
Riversouth Authority Revenue, Riversouth Area Redevelopment, Series A, Callable 06/01/14 @ 100
5.250%, 12/01/17		1,000	1,107
			3,010

Miscellaneous - 2.4%
Toledo-Lucas County Port Authority Facilities, Cargill Income Project, Series B
4.500%, 12/01/15		1,000	1,030

Pollution Control - 4.9%
Ohio State Water Development Authority, Escrowed to Maturity, Callable 06/01/05 @ 102 (AMBAC)
5.800%, 12/01/11	(a)	1,000	1,033
Ohio State Water Development Authority, Water Pollution Control, Callable 06/01/12 @ 100
5.050%, 12/01/21		1,000	1,074
			2,107

Transportation - 3.7%
Dayton, James M. Cox Dayton International, Series A, Callable 12/01/13 @ 100 (RAAI)
4.750%, 12/01/14		160	169
4.750%, 12/01/15		165	173
4.750%, 12/01/17		180	186
Ohio State Turnpike Commission, Series A, Pre-refunded 02/15/06 @ 102 (MBIA)
5.700%, 02/15/13	(b)	1,000	1,058
			1,586

Utility - 2.6%
Montgomery County Water, Greater Moraine Beaver, Callable 11/15/12 @ 100 (AMBAC)
5.375%, 11/15/16		1,000	1,120
Total Revenue Bonds			17,526

General Obligations - 48.4%
Cincinnati, Callable 12/01/11 @ 100
5.000%, 12/01/16		1,000	1,083
5.000%, 12/01/17		1,000	1,079
Columbus City School District, School Facilities Construction & Improvement, Callable 06/01/13 @ 100 (FGIC)
5.000%, 12/01/18		2,000	2,155
Dayton City School District, School Facilities Construction & Improvement, Series D (FGIC)
5.000%, 12/01/11		1,000	1,111
Dublin, Refunding & Improvement, Series A, Callable 12/01/09 @ 101
5.250%, 12/01/14		1,000	1,110

Greater Cleveland Regional Transportation Authority, Pre-refunded 12/01/06 @ 101 (FGIC)
5.650%, 12/01/16	(b)	1,000	1,074
Lucas County Port Authority, Crocker Park Public Improvement Project, Callable 12/01/13 @ 102
5.250%, 12/01/23		400	414
Northwest School District, School Improvement, Callable 12/01/12 @ 100 (MBIA)
5.000%, 12/01/22		1,000	1,060
Ohio State Common Schools, Series A, Callable 03/15/12 @ 100
5.125%, 09/15/22		1,750	1,867
Ohio State Higher Education, Series A, Callable 02/01/11 @ 100
5.000%, 02/01/19		1,000	1,071
Ohio State Higher Education, Series A, Callable 02/01/12 @ 100
5.000%, 08/01/22		1,000	1,052
Ohio State Higher Education, Series B, Callable 11/01/11 @ 100
5.000%, 11/01/15		1,000	1,089
Ohio State Infrastructure Improvement, Series A
5.500%, 02/01/20		1,000	1,167
Revere Local School District (FSA)
5.000%, 12/01/12		1,150	1,278
Solon, Callable 12/01/12 @ 100
5.000%, 12/01/21		1,000	1,061
Springfield City School District, Callable 12/01/11 @ 102 (FGIC)
5.200%, 12/01/23		1,000	1,079
Summit County, Series R (FGIC)
5.500%, 12/01/21		1,000	1,168
Toledo City School District, School Facilities Improvement, Callable 12/01/13 @ 100 (FSA)
5.000%, 12/01/14		1,000	1,105
Total General Obligations			21,023

Certificate of Participation - 3.1%
Midview Local School District, School Buildings Facilities Project, Callable 05/01/13 @ 100
5.250%, 11/01/17		1,270	1,374
Total Certificate of Participation			1,374

Total Municipal Bonds (Cost $38,273)			39,923

DESCRIPTION	SHARES	VALUE (000)

Money Market Fund - 7.4%
Federated Ohio Municipal Trust	3,224,886	$3,225

Total Money Market Fund
(Cost $3,225)		3,225
Total Investments - 99.3%
(Cost $41,498)		43,148
Other Assets and Liabilities, Net - 0.7%		283
Total Net Assets - 100.0%		$43,431

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

AMBAC - American Municipal Bond Assurance Corporation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

RAAI - Radian Asset Assurance Inc.

Schedule of INVESTMENTS December 31, 2004 (Unaudited)

Oregon Intermediate Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds - 98.8%
Revenue Bonds - 39.6%
Economic Development - 1.0%
Port Morrow, Callable 06/01/05 @ 100
6.250%, 06/01/15	$1,500	$1,508

Education - 4.5%
Multnomah County Educational Facilities, University of Portland, Callable 04/01/07 @ 102 (AMBAC)
5.750%, 04/01/10	2,245	2,446
5.700%, 04/01/15	1,000	1,065
Oregon State Health, Housing, Educational & Cultural Facilities Authority, George Fox University, Series A, Callable 03/01/07 @ 102 (BA)
5.400%, 03/01/09	395	424
5.450%, 03/01/10	415	443
Oregon State Health, Housing, Educational & Cultural Facilities Authority, Reed College, Series A, Callable 07/01/06 @ 102
5.375%, 07/01/15	2,000	2,081
		6,459

Healthcare - 7.2%
Clackamas County Hospital Facilities Authority, Legacy Health Systems, Callable 08/15/09 @ 101
5.250%, 02/15/11	2,000	2,177
5.375%, 02/15/12	1,000	1,081
Clackamas County Hospital Facilities Authority, Mary’s Woods, Series A, Callable 05/15/09 @ 102
6.125%, 05/15/13	1,000	1,067
Medford Hospital Facilities Authority, Asante Health Systems, Callable 08/15/08 @ 101 (MBIA)
5.250%, 08/15/11	1,000	1,087
5.375%, 08/15/12	1,000	1,092
Multnomah County Hospital Facilities Authority, Providence Health Systems, Callable 10/01/14 @ 100
5.250%, 10/01/22	1,000	1,076
Oregon State Health, Housing, Educational & Cultural Facilities Authority, Oregon Baptist Retirement Homes, Callable 11/15/05 @ 104
8.000%, 11/15/26	900	943
Salem Hospital Facilities Authority, Callable 08/15/08 @ 101
5.250%, 08/15/14	1,000	1,069
Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/12	690	749
		10,341

Housing - 4.1%
Oregon State Housing & Community Services, Series A, Callable 02/07/05 @ 101
4.900%, 07/01/05		1,075	1,088
5.750%, 07/01/12		2,490	2,508
Oregon State Housing & Community Services, Series A, Callable 02/07/05 @ 102
6.400%, 07/01/18		365	372
Oregon State Housing & Community Services, Series A, Callable 07/01/06 @ 102
6.000%, 07/01/16		255	266
Oregon State Housing & Community Services, Series E, Callable 01/01/10 @ 100 (FHA)
5.750%, 07/01/13		535	547
Portland Housing Authority, Riverwood Project, Pre-refunded 01/01/06 @ 100
6.000%, 01/01/11	(a)	1,170	1,214
			5,995

Recreational Facility Authority - 1.1%
Oregon State Fair & Exposition Center, Callable 01/07/05 @ 100 (RAAI)
5.400%, 10/01/06		485	485
Portland Urban Renewal & Redevelopment, Convention Center, Series A, Callable 06/15/10 @ 101 (AMBAC)
5.750%, 06/15/15		1,000	1,130
			1,615

Tax Revenue - 5.3%
Medford Urban Renewal Agency, Callable 01/01/13 @ 101
4.500%, 06/01/13		1,010	1,057
Oregon State Department of Administrative Services Lottery, Series A, Callable 04/01/10 @ 100 (FSA)
5.000%, 04/01/12		1,050	1,140
Oregon State Department of Transportation, Highway User Tax, Callable 11/15/10 @ 100
5.125%, 11/15/14		2,260	2,521
Tri-County Metropolitan Transportation District, Light Rail Extension, Series A, Callable 07/01/09 @ 101
5.250%, 07/01/10		1,115	1,232
5.250%, 07/01/12		1,000	1,101
Tri-County Metropolitan Transportation District, Series 1 (MGT)
4.900%, 06/01/09		500	539
			7,590

Transportation - 3.2%
Oregon State Department of Transportation, Highway User Tax, Series A, Callable 11/15/12 @ 100
5.500%, 11/15/16		1,000	1,149
Port Portland Airport, Series 12-A, Callable 01/01/09 @ 101 (FGIC)
5.250%, 07/01/11		1,165	1,262
5.250%, 07/01/12		2,000	2,165
			4,576

Utilities - 13.2%
Eugene Electric Utilities, Callable 08/01/06 @ 100 (FSA)
5.375%, 08/01/11		1,195	1,250
Eugene Electric Utilities, Callable 08/01/07 @ 100 (FSA)
5.000%, 08/01/11		1,305	1,385
Eugene Electric Utilities, Callable 08/01/08 @ 100 (FSA)
4.800%, 08/01/13		690	732
Marion County Solid Waste & Electric, Ogden Martin System Project (AMBAC)
5.500%, 10/01/06		1,465	1,542
Port of St. Helens Pollution Control, Portland General Electric
4.800%, 04/01/10		2,450	2,495
4.800%, 06/01/10		400	407
Portland Sewer Systems, Series A, Callable 06/01/07 @ 100 (FGIC)
5.000%, 06/01/09		2,250	2,379
5.000%, 06/01/10		2,000	2,115
Tualatin Valley Water District, Callable 06/01/08 @ 100 (FSA)
5.000%, 06/01/12		1,000	1,073
Washington County Clean Water Services (MBIA)
5.000%, 10/01/14		1,000	1,116
Washington County Clean Water Services, Callable 10/01/11 @ 100 (FGIC)
5.125%, 10/01/14		1,790	1,968
Washington County Unified Sewer Agency, Callable 10/01/06 @ 101 (FGIC)
5.200%, 10/01/09		1,300	1,379
Washington County Unified Sewer Agency, Series 1 (FGIC)
5.750%, 10/01/08		1,000	1,116
			18,957
Total Revenue Bonds			57,041

General Obligations - 53.1%

Chemeketa Community College District, Escrowed to Maturity (FGIC)
5.500%, 06/01/13	(b)	2,170	2,498
Clackamas & Washington Counties School District #3, Linn-Wilsonville District, Callable 06/15/14 @ 100 (FGIC) (SBG)
5.250%, 06/15/15		2,000	2,249
Clackamas & Washington Counties School District #3, Linn-Wilsonville District, Series A, Zero Coupon Bond (FGIC)
4.415%, 06/15/15	(c)	4,000	2,538
Clackamas County School District #7, Lake Oswego, Callable 06/01/11 @ 100
5.500%, 06/01/12		1,240	1,392
Clackamas County School District #86, Canby, Callable 06/15/10 @ 100 (SBG)
5.500%, 06/15/15		1,835	2,072
Columbia County School District #502, Zero Coupon Bond (FGIC)
3.900%, 06/01/12	(c)	1,530	1,154
5.000%, 06/01/16	(c)	1,000	614
Deschutes & Jefferson Counties School District #2, Callable 06/15/11 @ 100
5.500%, 06/15/14		1,725	1,933
Deschutes & Jefferson Counties School District #2-J, Redmond, Series A (FGIC) (SBG)
5.000%, 06/15/13		1,250	1,387

Deschutes & Jefferson Counties School District #2-J, Redmond, Series B, Zero Coupon Bond (FGIC) (SBG)
5.090%, 06/15/21	(c)	1,000	461
Deschutes County, Callable 12/01/12 @ 100 (FSA)
5.000%, 12/01/14		1,755	1,922
Deschutes County, Pre-refunded 12/01/06 @ 100 (MBIA)
5.250%, 12/01/09	(a)	1,000	1,057
Eugene Public Safety Facilities, Callable 06/01/06 @ 100 (FGIC)
5.700%, 06/01/16		1,295	1,354
Hood River County School District, Callable 06/15/11 @ 100 (SBG)
5.250%, 06/15/16		1,030	1,130
Jackson County School District #6, Central Point, Callable 06/15/14 @ 100 (FSA) (SBG)
5.250%, 06/15/16		1,140	1,280
Jackson County School District #549, Medford (SBG)
5.000%, 06/15/12		2,000	2,214
Lake Oswego (MBIA)
5.250%, 06/01/13		1,035	1,169
Lane & Douglas Counties School District #97-J (FGIC) (SBG)
5.375%, 06/15/16	(a)	1,235	1,414
Lane County School District #4, Eugene (FGIC)
5.000%, 07/01/11		1,785	1,980
Lane County School District #40, Creswell, Callable 06/15/10 @ 100 (SBG)
5.000%, 06/15/11		1,120	1,222
Lane County School District #52, Bethel, Pre-refunded 06/15/10 @ 100 (SBG)
5.350%, 06/15/11	(a)	1,285	1,441
Lincoln County School District (FGIC)
6.000%, 06/15/06		1,055	1,112
Linn Benton Community College District, Zero Coupon Bond (FGIC) (SBG)
4.000%, 06/15/08	(c)	985	895
4.210%, 06/15/09	(c)	1,000	876
Linn County Community School District, Callable 06/15/13 @ 100 (FGIC) (SBG)
5.550%, 06/15/21		1,000	1,125
Marion & Polk Counties School District #7-J, Silverton, Callable 12/02/04 @ 101 (FSA)
5.600%, 06/01/06		860	876
Marion County School District #103C Woodburn, Series B, Zero Coupon Bond (FGIC)
3.700%, 11/01/11	(c)	2,210	1,728
McMinnville School District
5.500%, 06/15/13		1,000	1,142
McMinnville School District #40 (FSA)
5.500%, 06/15/12		620	708
Metro, Callable 09/01/10 @ 102
5.250%, 09/01/14		1,000	1,113
Metropolitan, Washington Park Zoo, Series A, Callable 01/15/07 @ 100
5.250%, 01/15/10		1,000	1,054
Multnomah County School District #7, Reynolds, Callable 06/15/11 @ 100 (SBG)
5.625%, 06/15/15		1,000	1,128

Multnomah County, Series A, Callable 04/01/10 @ 100
5.000%, 04/01/11		1,000	1,103
5.125%, 04/01/13		2,445	2,711
Multnomah-Clackamas County School District #10, Gresham-Barlow, Callable 06/15/11 @ 100 (FSA) (SBG)
5.500%, 06/15/13		1,780	2,000
Multnomah-Clackamas County School District #28-302, Centennial, Callable 06/15/11 @ 100 (FGIC) (SBG)
5.500%, 06/15/14		1,500	1,708
Oregon State Board of Higher Education, Series A, Callable 08/01/09 @ 101
5.500%, 08/01/15		1,255	1,409
Oregon State Pollution Control, Series A, Callable 11/01/07 @ 100
4.875%, 11/01/11		455	481
Portland Community College Services, Callable 06/01/11 @ 100
5.375%, 06/01/15		1,375	1,525
Portland Emergency Facilities, Series A, Callable 06/01/09 @ 100
5.000%, 06/01/12		1,060	1,147
Puerto Rico Public Buildings Authority, Series J, Callable 07/01/12 @ 100 (AMBAC) (COMTGY)
5.000%, 07/01/36		1,000	1,101
Salem-Keizer School District #24-J, Callable 06/01/08 @ 100 (FSA)
5.100%, 06/01/12		2,000	2,153
Salem-Keizer School District #24-J, Callable 06/01/09 @ 100 (SBG)
5.250%, 06/01/12		1,000	1,108
Tualatin Hills Park & Recreation District (FGIC)
5.750%, 03/01/13		870	1,012
Umatilla County School District #016-R, Pendleton (FGIC)
5.000%, 07/01/11		1,000	1,109
5.250%, 07/01/14		1,540	1,746
Wasco County School District #12
5.500%, 06/15/14		1,080	1,243
Washington & Clackamas Counties School District #23-J, Tigard (FGIC)
5.250%, 06/01/11		1,335	1,499
5.500%, 06/01/13		1,000	1,148
Washington & Clackamas Counties School District #23-J, Tigard, Zero Coupon Bond
5.820%, 06/15/14	(c)	1,030	695
Washington County
5.500%, 06/01/10		1,000	1,129
Washington County School District #48-J, Beaverton, Callable 08/01/08 @ 100
5.250%, 08/01/10		2,000	2,192
Washington County School District #48-J, Beaverton, Series B (FSA)
5.000%, 06/01/09	(a)	1,115	1,220
Washington, Multnomah & Yamhill Counties School District #1-J
5.000%, 11/01/14		1,000	1,116
Washington, Multnomah & Yamhill Counties School District #1-J, Callable 06/01/09 @ 100
5.250%, 06/01/12		1,185	1,293

Wilsonville, Callable 06/01/08 @ 100
5.000%, 12/01/10	255	255
Total General Obligations		76,341

Certificates of Participation - 6.1%
Multnomah County, Callable 08/01/08 @ 101 (MLO)
4.750%, 08/01/11	2,200	2,334
Oregon State Department of Administrative Services, Series A (AMBAC) (MLO)
5.500%, 05/01/07	1,000	1,072
Oregon State Department of Administrative Services, Series A, Callable 05/01/09 @ 101 (AMBAC) (MLO)
5.000%, 05/01/14	1,240	1,347
Oregon State Department of Administrative Services, Series A, Callable 05/01/13 @ 100 (FSA)
5.000%, 05/01/14	1,200	1,318
Oregon State Department of Administrative Services, Series B, Callable 11/01/07 @ 101 (AMBAC) (MLO)
5.000%, 11/01/11	840	902
Oregon State Department of Administrative Services, Series B, Callable 05/01/14 @ 100 (FSA)
5.000%, 05/01/18	1,680	1,817
Total Certificates of Participation		8,790

Total Municipal Bonds (Cost $134,331)		142,172

DESCRIPTION		SHARES	VALUE (000)

Affiliated Money Market Fund - 0.2%
First American Tax Free Obligations Fund, Cl Z	(d)	330,634	$331

Total Affiliated Money Market Fund (Cost $331)			331

Total Investments - 99.0%
(Cost $134,662)			142,503
Other Assets and Liabilities, Net - 1.0%			1,403
Total Net Assets - 100.0%			$143,906

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

AMBAC - American Municipal Bond Assurance Corporation

BA - Bank of America

Cl - Class

COMGTY - Commonwealth Guaranty

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

MGT - Morgan Guaranty Trust

MLO - Municipal Lease Obligation

RAAI - Radian Asset Assurance Inc.

SBG - School Board Guaranty

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

Short Tax Free Fund

DESCRIPTION		PAR (000)	VALUE (000)+

Municipal Bonds - 98.4%
Alabama - 2.0%
Foley Utilities Board, Escrowed to Maturity, Callable 05/01/05 @ 100 (RB)
6.000%, 03/01/07	(a)	$1,500	$1,617
Homewood, Sewer 7, Escrowed to Maturity, Callable 01/01/05 @ 100 (RB)
6.125%, 03/01/07	(a)	1,340	1,448
Jefferson County Limited Obigation School Warrant, Series A (RB)
5.000%, 01/01/08		3,500	3,723
Mobile, Escrowed to Maturity, Callable 01/01/05 @ 100 (GO)
6.200%, 02/15/07	(a)	1,280	1,381
			8,169
Alaska - 1.3%
Anchorage, Series B (GO) (MBIA)
5.000%, 07/01/06		5,000	5,202

Arizona - 3.6%
Arizona State Funding Program, Series 15, Escrowed to Maturity (COP)
8.750%, 08/01/06	(a)	2,115	2,327
8.750%, 08/01/06	(a)	1,410	1,552
Glendale Industrial Development Authority (RB)
4.250%, 05/15/08		1,240	1,291
Salt River Project, Agricultural Improvement & Power District Electrical Systems, Series A (RB)
5.250%, 01/01/06		2,250	2,319
Scottsdale Water & Sewer, Project of 1989, Series E (RB)
7.000%, 07/01/08		1,370	1,571
Tempe Industrial Development Authority, Series A (RB)
4.500%, 12/01/06		1,000	1,018
University Medical Center (PUFG) (RB)
5.000%, 07/01/07		300	317
5.000%, 07/01/08		700	747
5.000%, 07/01/09		500	539
Yavapai County Industrial Development Authority, Waste Management Project, Series A-1, Mandatory Put 03/01/06 @ 100 (AMT) (GTY) (RB)
3.650%, 03/01/28		3,100	3,117
			14,798
California - 4.7%
California State (GO)
5.000%, 06/01/07		5,000	5,303
5.000%, 02/01/08		5,000	5,367
5.000%, 02/01/08		1,000	1,073
California State Public Works Board, Series A (RB)
5.000%, 06/01/09		3,900	4,237
Contra Costa Transportation Authority, Series A, Escrowed to Maturity, Callable 01/01/05 @ 100 (RB)
6.875%, 03/01/07	(a)	3,000	3,145
			19,125
Colorado - 1.4%
Colorado Health Facilities Authority, Vail Valley Medical Center Project (RB)
4.000%, 01/15/07		500	509
Denver City & County Airport, Series E (AMT) (RB) (XLCA)
5.000%, 11/15/07		5,000	5,304
			5,813
District of Columbia - 1.3%
District of Columbia, Series A (GO) (MBIA)
5.500%, 06/01/07		5,000	5,364

Florida - 0.9%
Escambia County Health Facilities Authority, Ascension Health Credit, Series A (RB)
5.000%, 11/15/06		815	852
Highlands County Health Facilities Authority, The Adventist Health System, Series B (RB)
3.750%, 11/15/06		2,605	2,661
			3,513
Georgia - 0.3%
Fulton Dekalb Hospital Authority (FSA) (RB)
5.000%, 01/01/07		1,000	1,052

Idaho - 0.5%
Idaho Falls, Escrowed to Maturity, Callable 04/01/05 @ 100 (RB)
10.250%, 04/01/06	(a)	695	735
Idaho Falls, Pre-refunded 04/01/07 @ 100, Callable 04/01/05 @ 100 (RB)
10.375%, 04/01/13	(b)	1,075	1,256
			1,991
Illinois - 8.0%
Champaign County Community Unit School District #4 (GO)
8.300%, 01/01/07		1,120	1,246
Chicago O’Hare International Airport, 2nd Lien, Passenger Facilities, Series C (AMBAC) (AMT) (RB)
5.000%, 01/01/08		2,260	2,403
Chicago O’Hare International Airport, 2nd Lien, Passenger Facilities, Series C (MBIA) (RB)
5.750%, 01/01/09		1,000	1,114
Chicago O’Hare International Airport, Series A (AMBAC) (RB)
4.800%, 01/01/05		585	585
Chicago Park District, Partially Pre-refunded 05/15/05 @ 102, Callable 05/15/05 @ 102 (GO)
6.350%, 11/15/08	(b)	2,000	2,070
Cook County Community High School District #218, Partially Escrowed to Maturity, Zero Coupon Bond (FSA) (GO)
2.630%, 12/01/05	(a) (c)	1,760	1,726
Cook County Consolidated High School District #200, Oak Park, Zero Coupon Bond (FSA) (GO)
2.070%, 12/01/05	(c)	2,265	2,220
Cook County High School District #209, Proviso Township (FSA) (GO)
2.650%, 12/01/08		1,485	1,393
Du Page Airport Authority, Series A (FGIC) (RB)
3.000%, 02/01/07		2,000	2,027
Illinois Development Finance Authority, People’s Gas, Light & Coke, Series B, Mandatory Put 02/01/08 @ 100 (AMBAC) (RB)
3.050%, 02/01/33	(d)	3,000	3,040
Illinois Educational Facilities Authority, The Art Institute of Chicago, Mandatory Put 03/01/08 @ 100 (RB)
3.100%, 03/01/34		2,000	2,004
Illinois Finance Authority, Depaul University, Series A (RB)
5.000%, 10/01/07		1,000	1,059
5.000%, 10/01/09		1,000	1,081
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI) (RB)
3.375%, 12/01/06		1,365	1,385
Illinois Health Facilities Authority, University of Chicago, Hospital & Health (MBIA) (RB)
5.000%, 08/15/06		1,000	1,042
5.000%, 08/15/07		1,000	1,063
Illinois State Toll Highway Authority, Pre-refunded 07/01/06 @ 100, Callable 01/01/05 @ 100 (RB)
6.750%, 01/01/10	(b)	30	31
Illinois State, First Series (GO)
4.000%, 12/01/06		2,000	2,063
Lake County Community Unit School District #60, Waukegan, Series A (FSA) (GO)
6.000%, 12/01/05		1,115	1,155
Lake County School District #112, Highland Park (GO)
9.000%, 12/01/06		1,655	1,854
9.000%, 12/01/07		1,000	1,176
Northern University, Escrowed to Maturity (RB)
7.125%, 04/01/05	(a)	720	729
			32,466

Indiana - 2.1%
East Chicago Multi School Building Corporation, Pre-refunded 07/15/06 @ 102 (RB) (STAID)
6.500%, 01/15/16	(b)	1,000	1,084
Gary Sanitation District, Special Tax District (GO) (RAAI)
3.500%, 02/01/07		1,105	1,126
Indiana State Development Finance Authority, Waste Management Income Project, Mandatory Put 10/01/05 @ 100 (AMT) (RB)
2.700%, 10/01/31		1,000	998
Indianapolis Industries Local Public Improvement, Airport Authority, Series A (AMT) (FSA) (RB)
5.000%, 01/01/07		5,000	5,238
			8,446
Iowa - 0.1%
Scott County, Ridgecrest Village (RB)
4.000%, 11/15/06		500	503

Kansas - 1.2%
Augusta Electric Generating & Distribution System, Escrowed to Maturity, Callable 05/15/05 @ 100 (RB)
6.700%, 11/15/07	(a)	1,440	1,474
Burlington Pollution Control, Kansas Gas & Electric Company Project, Series B, Callable 06/01/06 @ 100, Mandatory Put 06/01/06 @ 100 (RB)
2.650%, 06/01/31	(d)	2,500	2,509
La Cygne Environmental, Kansas City Power & Light, Mandatory Put 09/01/05 @ 100 (RB)
2.250%, 03/01/18	(d)	1,000	997
			4,980
Kentucky - 0.2%
Kentucky State Turnpike Authority, Escrowed to Maturity, Callable 01/01/05 @ 100 (RB)
6.125%, 07/01/07	(a)	325	342
Owensboro Electric, Light & Power, Escrowed to Maturity, Callable 01/01/05 @ 100 (RB)
6.850%, 01/01/08	(a)	570	605
			947
Louisiana - 0.3%
Louisiana State Health & Education Authority, Lambeth House Project, Pre-refunded 10/01/06 @ 102 (RB)
9.000%, 10/01/26	(b)	1,000	1,133

Maryland - 0.9%
Calvert County Economic Development, Asbury-Solomons Island Facilities Project, Pre-refunded 01/01/05 @ 102 (RB)
8.375%, 01/01/15	(b)	1,000	1,020
Maryland State, State & Local Facilities, Series B (GO)
5.250%, 07/15/06		2,575	2,697
			3,717
Massachusetts - 2.3%
Massachusetts State, Series E (GO)
5.500%, 01/01/09		3,000	3,316
Massachusetts State Housing Finance Agency, Series B (RB)
2.500%, 06/01/06		6,000	6,004
			9,320
Michigan - 4.4%
Detroit Water Supply System, Escrowed to Maturity (RB)
8.875%, 01/01/05	(a)	1,590	1,590
Michigan Municipal Bond Authority, Series A, Escrowed to Maturity, Callable 01/01/05 @ 100 (RB)
6.150%, 10/01/05	(a)	1,500	1,546
Michigan State Hospital Finance Authority, Genesys Health System, Series A, Pre-refunded 10/01/05 @ 100 (RB)
7.500%, 10/01/27	(b)	6,620	6,886
Michigan State Hospital Finance Authority, Harper-Grace Hospital, Escrowed to Maturity, Callable 01/01/05 @ 100 (RB)
7.125%, 05/01/09	(a)	385	423
Michigan State Hospital Finance Authority, Henry Ford Health System, Series A (RB)
5.000%, 03/01/06		1,000	1,027
Michigan State Hospital Finance Authority, Midmichigan Obligated Group, Series A (FSA) (RB)
5.500%, 06/01/06		2,525	2,637
Michigan State Hospital Finance Authority, Oakwood Obligated Group (RB)
5.000%, 11/01/06		1,000	1,040

Michigan State Strategic Fund, Dow-Chemical Project, Mandatory Put 06/01/06 @ 100 (RB)
3.800%, 06/01/14	(d)	1,800	1,833
Michigan Strategic Fund Limited Obligation, Ford Motor Company Project, Series A (RB)
7.100%, 02/01/06		1,085	1,133
			18,115
Minnesota - 1.6%
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Callable 08/15/06 @ 102.50, Mandatory Put 02/15/09 @ 100 (AMT) (FNMA)
3.050%, 06/15/34	(d)	2,000	1,994
Minneapolis Healthcare System, Allina Health System, Series A (RB)
5.000%, 11/15/06		1,895	1,974
Minnesota State Higher Education Facilities Authority, Series 4S, Mandatory Put 04/01/08 @ 100 (RB)
4.600%, 04/01/28	(d)	1,200	1,265
Monticello, Big Lake Community Hospital District, Series C (RB)
4.250%, 12/01/07		1,275	1,294
Northwestern Mutual Life Insurance Co. Tax-Exempt Mortgage Trust #1 (RB)
7.605%, 02/15/09	(d)	40	40
			6,567
Mississippi - 0.8%
Mississippi State, Escrowed to Maturity, Callable 02/01/08 @ 100 (GO)
6.200%, 02/01/08	(a)	3,065	3,360

Missouri - 1.8%
Boone County Hospital (RB)
5.000%, 08/01/06		2,925	3,035
Little Blue Valley Sewer District, Escrowed to Maturity, Callable 01/01/05 @ 100 (RB)
5.500%, 10/01/07	(a)	1,000	1,085
Missouri State Development Finance Board, Branson, Series A (RB)
5.000%, 12/01/05		1,000	1,024
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Associated Electric CoOp, Thomas Hill (RB)
5.500%, 12/01/06		1,000	1,061
St. Louis International Airport, Series A (FSA) (RB)
5.000%, 07/01/07		1,100	1,163
			7,368
Nebraska - 1.1%
Douglas County Hospital Authority #002, Nebraska Medical Center (GTY) (RB)
5.000%, 11/15/07		1,000	1,065
5.000%, 11/15/08		1,000	1,075
Nebraska Investment Finance Authority, Catholic Health Initiatives, Series A (RB)
5.500%, 12/01/07		2,000	2,157
			4,297
Nevada - 1.5%
Clark County Pollution Control, Series A, Mandatory Put 03/02/09 @ 100 (AMT) (RB)
3.250%, 06/01/31	(d)	3,000	2,983
Clark County Pollution Control, Series C, Mandatory Put 03/02/09 @ 100 (AMT) (RB)
3.250%, 06/01/31	(d)	3,000	2,983
			5,966
New Hampshire - 1.1%
New Hampshire State, Series A (GO)
5.000%, 07/15/07		4,220	4,499

New Jersey - 4.4%
New Jersey Economic Development Authority, Arbor Glen Project, Series A, Pre-refunded 05/15/06 @ 102 (RB)
8.000%, 05/15/12	(b)	2,000	2,164
New Jersey Economic Development Authority, Cigarette Tax (RB)
5.000%, 06/15/07		2,000	2,117
New Jersey Economic Development Authority, United Methodist Homes, Pre-refunded 07/01/05 @ 102 (RB)
7.500%, 07/01/20	(b)	4,255	4,447

New Jersey Health Care Facilities Financing Authority, Capital Health Systems, Series A (RB)
5.000%, 07/01/07		2,465	2,579
5.000%, 07/01/08		1,585	1,670
New Jersey State Transportation Corporation, Sub-Federal Transportation Administrative Grants, Series B (COP)
5.000%, 09/15/06		2,025	2,111
New Jersey State Turnpike Authority, Escrowed to Maturity (RB)
6.750%, 01/01/09	(a)	2,585	2,697
			17,785
New Mexico - 1.1%
Farmington, Pre-refunded 07/01/05 @ 100 (RB)
9.875%, 01/01/13	(b)	1,360	1,405
Sandoval County Incentive Payment (RB)
4.250%, 12/01/06		3,000	3,083
			4,488
New York - 6.2%
Long Island Power Authority, Series B (RB)
5.000%, 12/01/06		3,700	3,876
Monroe County Airport Authority, Greater Rochester International (AMT) (MBIA) (RB)
4.000%, 01/01/08		1,125	1,167
5.000%, 01/01/09		1,175	1,267
New York, Series A (GO)
5.250%, 08/01/08		8,000	8,672
New York, Series G (GO)
5.000%, 08/01/08		1,615	1,737
New York, Series H (GO)
4.000%, 08/01/08		1,675	1,745
New York State Dormitory Authority, Lutheran Medical (FHA) (MBIA) (RB)
3.000%, 02/01/07		1,410	1,429
New York State Dormitory Authority, Mental Health, Series F-1 (RB)
5.000%, 02/15/07		2,000	2,104
Port Authority of New York & New Jersey (AMT) (RB)
5.000%, 07/15/07		3,125	3,310
			25,307
North Carolina - 1.8%
North Carolina Medical Care Commission, Health Care Facilities, Series A (RB)
2.500%, 11/01/07		1,000	994
North Carolina Medical Care Commission, Novant Health Obligated Group, Series A (RB)
5.000%, 11/01/07		5,325	5,676
North Carolina Municipal Power Agency, Series A (RB)
5.000%, 01/01/05		500	500
			7,170
Ohio - 1.5%
Allen County Economic Development, Young Men’s Christian Association, Mandatory Put 04/14/08 @ 100 (RB)
3.000%, 04/15/18	(d)	5,000	5,032
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project (RB)
3.000%, 12/01/06		1,090	1,094
			6,126
Oklahoma - 0.5%
Oklahoma Development Finance Authority, Conocophillips Company Project, Mandatory Put 12/01/05 @ 100 (AMT) (GTY) (RB)
2.420%, 12/01/38	(d)	1,000	1,000
Ponca City Utility Authority, Escrowed to Maturity, Callable 01/01/05 @ 100 (RB)
6.000%, 07/01/08	(a)	1,110	1,243
			2,243
Pennsylvania - 0.8%
Chartiers Valley Industrial & Commercial Development Authority, Friendship Village South, Series A (RB)
2.750%, 08/15/05		400	399
3.150%, 08/15/06		400	398
3.450%, 08/15/07		300	299
Hampden Township Sewer Authority, Escrowed to Maturity, Callable 01/01/05 @ 100 (RB)
6.150%, 04/01/07	(a)	1,000	1,060

Ringgold School District Authority, Escrowed to Maturity, Callable 01/01/05 @ 100 (RB)
6.700%, 01/15/08	(a)	1,165	1,256
			3,412
Puerto Rico - 4.2%
Puerto Rico Commonwealth, Highway Transportation Authority, Series AA (RB)
5.000%, 07/01/07		7,200	7,637
Puerto Rico Commonwealth, Series C, Mandatory Put 07/01/08 @ 100 (GO)
5.000%, 07/01/18	(d)	4,250	4,558
Puerto Rico Commonwealth, Tax & Revenue Anticipation Notes
3.000%, 07/29/05		4,000	4,021
Puerto Rico Electric Power Authority, Series 00 (RB)
4.000%, 07/01/07		1,000	1,037
			17,253
Rhode Island - 0.3%
Rhode Island State Health & Educational Building, Higher Education Facility, Johnson & Wales (RB) (XLCA)
5.000%, 04/01/07		1,000	1,057

South Carolina - 2.5%
Charleston County Hospital Facilities, Carealliance Health Services, Series A (RB)
5.000%, 08/15/06		2,210	2,290
5.000%, 08/15/07		700	737
Georgetown County, Series A (AMT) (FGIC) (GO)
3.000%, 03/01/07		1,055	1,072
Richland-Lexington Airport District (AMT) (FSA) (RB)
4.000%, 01/01/06		910	925
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C (AMT) (RB)
4.500%, 08/01/06		660	675
South Carolina State Ports Authority (AMT) (FSA) (RB)
5.500%, 07/01/07		3,330	3,571
York County School District #4, Fort Mill (GO)
3.000%, 03/01/07		1,100	1,118
			10,388
South Dakota - 0.8%
Sioux Falls Health Facilities, Dow Rummel Village Project, Series B, Mandatory Put 11/15/07 @ 100, Callable 11/15/07 @ 100 (RB)
4.750%, 11/15/33		1,675	1,678
South Dakota Housing Development Authority, Homeownership Mortgage, Series I (AMT) (RB)
2.850%, 05/01/06		1,600	1,608
			3,286
Tennessee - 0.4%
Sullivan County Health Educational & Housing Facilities, Wellmont Health Systems Project (RB)
4.500%, 09/01/06		1,500	1,528

Texas - 23.3%
Arlington Independent School District, Pre-refunded 02/15/05 @ 67.33, Zero Coupon Bond (GO) (PSFG)
2.460%, 02/15/12	(b) (c)	8,940	6,005
Austin, Escrowed to Maturity, Callable 01/01/05 @ 100 (GO)
8.500%, 07/01/05	(a)	1,500	1,548
Austin Utility Systems, Financial Services Department, Series A (MBIA) (RB)
6.000%, 11/15/06		5,000	5,334
Brazos River Authority, Utilities Electric Co., Series B, Mandatory Put 06/19/06 @ 100 (AMT) (RB)
5.050%, 06/01/30	(d)	1,730	1,779
Gulf Coast Waste Disposal Authority, Series C, Mandatory Put 05/01/06 @ 100 (AMT) (RB)
3.200%, 05/01/28		4,000	3,992
Houston (GO) (MBIA)
5.000%, 03/01/07		2,145	2,265
Houston, Escrowed to Maturity (GO) (MBIA)
5.000%, 03/01/07	(a)	2,855	3,016
Houston Airport Systems, Escrowed to Maturity (RB)
8.200%, 07/01/05	(a)	455	469
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Callable 02/15/09 @ 100 (RB)
4.900%, 02/15/10		1,020	1,022

Houston Water & Sewer System, Series A (FSA) (RB)
5.500%, 12/01/06		4,500	4,775
Jefferson County Health Facilities Development Authority, Baptist Hospitals (AMBAC) (FHA) (RB)
4.200%, 08/15/07		1,450	1,511
Laredo Independent School District (GO) (PSFG)
6.750%, 08/01/08		2,150	2,450
Lubbock Health Facilities Development, St. Joseph Health Systems (FSA) (RB)
5.000%, 07/01/06		3,470	3,607
5.000%, 07/01/07		7,100	7,538
North Central Taxes Health Facility Development, Baylor Health Care Systems Project (RB)
5.500%, 05/15/06		3,500	3,639
5.500%, 05/15/07		1,000	1,064
Northside Independent School District, Series B, Callable 02/01/05 @ 100, Mandatory Put 08/01/06 @ 100 (GO) (PSFG)
2.450%, 08/01/33	(d)	6,800	6,800
Richardson Hospital Authority (RB)
4.000%, 12/01/06		1,165	1,179
5.000%, 12/01/07		1,230	1,282
San Antonio (GO)
3.000%, 02/01/06		1,680	1,694
San Antonio, Escrowed to Maturity (GO)
3.000%, 02/01/06	(a)	20	20
Southeast Hospital Financing Agency, Memorial Hospital System Project, Escrowed to Maturity, Callable 01/01/05 @ 100 (RB)
8.500%, 12/01/08	(a)	670	757
Tarrant Regional Water District (FSA) (RB)
4.000%, 03/01/07		2,000	2,070
5.000%, 03/01/08		2,275	2,448
Texas State Public Finance Authority, Series A (GO)
5.250%, 10/01/07		10,250	11,031
Texas State Turnpike Authority (RB)
5.000%, 06/01/08		7,000	7,553
Texas Tax & Revenue Anticipation Notes
3.000%, 08/31/05		5,000	5,033
Texas Technical University, Improvement Financing Systems, Ninth Series (AMBAC) (RB)
4.000%, 02/15/08		1,000	1,046
Trinity River Authority, Tarrant County Water Project (MBIA) (RB)
3.250%, 02/01/07		2,130	2,169
Tyler Health Facilities Development, Mother Frances Hospital (RB)
5.000%, 07/01/07		575	606
United Independent School District (GO) (PSFG)
8.000%, 08/15/05		1,075	1,114
			94,816
Utah - 1.8%
Intermountain Power Agency, Series A (MBIA) (RB)
5.000%, 07/01/07		7,000	7,443

Vermont - 0.4%
Virgin Islands Public Finance Authority (RB)
4.000%, 10/01/05		1,500	1,518

Virginia - 0.6%
Chesapeake Hospital Authority, Chesapeake General Hospital, Series A (RB)
5.000%, 07/01/07		2,300	2,415

Washington - 2.8%
Clark County Public Utility District #001, Electric (MBIA) (RB)
4.000%, 01/01/07		1,000	1,033
5.000%, 01/01/08		1,400	1,503
Clark County Public Utility District #001, Generating Systems (MBIA) (RB)
4.000%, 01/01/07		1,000	1,033
Energy Northwest Electric, Columbia General Station, Series F (MBIA) (RB)
5.000%, 07/01/07		1,000	1,062
Washington State, Series E (GO)
6.000%, 07/01/07		5,000	5,433

Washington State Housing Finance Commission, Presbyterian Ministries, Series A, Pre-refunded 07/01/06 @ 102 (RB)
6.850%, 07/01/21	(b)	1,390	1,512
			11,576
West Virginia - 0.7%
Putnam County Pollution Control, Appalachian Power Company Project, Series E, Mandatory Put 11/01/06 @ 100 (RB)
2.800%, 05/01/19	(d)	3,000	2,978

Wisconsin - 0.9%
Wisconsin State Health & Educational Facilities Authority, Childrens Hospital of Wisconsin, Series A (RB)
4.500%, 08/15/08		1,500	1,590
Wisconsin State Health & Educational Facilities Authority, Gundersen Lutheran, Series A (FSA) (RB)
5.000%, 02/15/08		1,000	1,069
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services, Series A (RB)
5.000%, 08/15/07		1,000	1,058
			3,717

Total Municipal Bonds (Cost $397,090)			401,217

DESCRIPTION		SHARES	VALUE (000)

Affiliated Money Market Fund - 0.2%
First American Tax Free Obligations Fund, Cl Z	(e)	912,876	$913

Total Affiliated Money Market Fund (Cost $913)			913

Total Investments - 98.6%
(Cost $398,003)			402,130
Other Assets and Liabilities, Net - 1.4%			5,591
Total Net Assets - 100.0%			$407,721

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2004.
(e)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of December 31, 2004, the aggregate market value of securities subject to the AMT was $45,384,983, which represents 11.1% of net assets.

Cl - Class

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GO - General Obligation

GTY - Guaranty

MBIA - Municipal Bond Insurance Association

PSFG - Permanent School Fund Guarantee

PUFG - Permanent University Fund Guarantee

RAAI - Radian Asset Assurance Inc.

RB - Revenue Bond

STAID - State Aid Withholding

XLCA - XL Capital Assurance Inc.

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

Tax Free Fund

DESCRIPTION		PAR (000)	VALUE (000)+

Municipal Bonds - 98.6%
Alabama - 0.9%
Bessemer, Callable 07/01/06 @ 102 (AMBAC) (RB)
5.750%, 07/01/16		$2,500	$2,671
Camden Industrial Development Board, Series A, Weyerhaeuser, Callable 12/01/13 @ 100 (RB)
6.125%, 12/01/24		1,000	1,080
Camden Industrial Development Board, Series B, Weyerhaeuser, Callable 12/01/13 @ 100 (AMT) (RB)
6.375%, 12/01/24		350	379
			4,130
Alaska - 2.1%
Alaska Energy Authority, Bradley Lake, Third Series (FSA) (RB)
6.000%, 07/01/10		1,000	1,146
6.000%, 07/01/11		4,040	4,673
Alaska State Housing Finance Corporation, Series A, Callable 12/01/05 @ 105 (MBIA) (RB)
5.700%, 12/01/11		505	522
Alaska State Housing Finance Corporation, Series A, Callable 06/01/07 @ 102 (MBIA) (RB)
5.900%, 12/01/19		1,000	1,046
Anchorage, Series B, Callable 07/01/12 @ 100 (GO) (MBIA)
5.000%, 07/01/22		2,000	2,101
			9,488
Arizona - 2.1%
Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/13 @ 101 (RB)
7.500%, 11/15/23		3,000	3,046
Arizona State Transportation Board, Callable 07/01/09 @ 100 (RB)
6.000%, 07/01/12		3,830	4,305
Tempe Industrial Development Authority, Friendship Village Project, Series A (RB)
5.375%, 12/01/13		1,300	1,335
University Medical Center Corporation, Callable 07/01/14 @ 100
5.000%, 07/01/24		750	760
			9,446
California - 8.2%
Alameda Corridor Transportation Authority, Series A, Zero Coupon Bond (AMBAC) (RB)
5.720%, 10/01/30		15,000	3,813
California State, Callable 04/01/09 @ 101 (GO)
4.750%, 04/01/22		500	508
California State, Callable 02/01/13 @ 100 (GO)
5.000%, 02/01/21		5,500	5,772
California State, Callable 02/01/14 @ 100 (GO)
5.000%, 02/01/33		2,000	2,029
California State Department of Water, Series A, Callable 05/01/12 @ 101 (RB)
5.375%, 05/01/22		4,500	4,846
California State Public Works Board, Coalinga, Series A, Callable 06/01/14 @ 100 (RB)
5.500%, 06/01/19		3,000	3,333
California Statewide Communities Development Authority, Los Angeles Jewish Home, Callable 11/01/13 @ 100 (CMI) (RB)
5.250%, 11/15/23		4,000	4,202
Chula Vista Industrial Development, San Diego Gas & Electric Co., Series A (AMT) (RB)
4.900%, 03/01/23	(a)	2,500	2,498
Golden State Tobacco Securitization, Series B, Callable 06/01/13 @ 100 (RB)
5.500%, 06/01/33		6,940	7,357
Vernon, Malburg Generating Station Project, Prerefunded 04/01/08 @ 100 (RB)
5.500%, 04/01/33	(b)	3,000	3,301
			37,659

Colorado - 3.4%
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT) (RB)
5.700%, 07/01/29		1,590	1,652
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/11 @ 100 (RB)
7.250%, 12/01/21	(b)	1,500	1,864
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B, Callable 12/01/12 @ 101 (RB)
6.125%, 12/01/33		1,150	1,212
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 10/01/12 @ 100 (RB)
5.900%, 10/01/27		2,500	2,659
Colorado State Health Facilities Authority, Parkview Medical Center, Callable 09/01/11 @ 100 (RB)
6.500%, 09/01/20		1,000	1,100
Colorado State Health Facilities Authority, Vail Valley Medical Center, Callable 01/15/12 @ 100 (RB)
5.800%, 01/15/27		1,500	1,576
La Junta Hospital, Arkansas Valley Medical Center Project, Callable 04/01/09 @ 101 (RB)
6.000%, 04/01/19		1,000	1,053
Montrose Memorial Hospital, Callable 12/01/13 @ 102 (RB)
6.000%, 12/01/28		1,000	1,021
6.000%, 12/01/33		1,000	1,014
Northwest Parkway Public Highway Authority, Zero Coupon Bond (AMBAC) (RB)
6.290%, 06/15/29	(c)	10,000	2,500
			15,651
Florida - 2.9%
Capital Trust Agency, Fort Lauderdale Project, Callable 01/01/14 @ 101 (AMT) (RB)
5.750%, 01/01/32		1,000	954
Florida State Department of Transportation, Right of Way, Callable 07/01/06 @ 101 (GO)
5.250%, 07/01/17		5,525	5,800
Florida State Department of Transportation, Alligator Alley, Callable 07/01/07 @ 101 (FGIC) (RB)
5.125%, 07/01/13		1,280	1,372
Palm Beach County, Park & Recreational Facilities, Callable 11/01/06 @ 102 (FSA) (RB)
5.250%, 11/01/16		5,000	5,338
			13,464
Georgia - 2.3%
Fulton County Residential Care Facilities, Canterbury Court Project, Series A, Callable 02/15/14 @ 101 (RB)
6.125%, 02/15/26		1,500	1,510
6.125%, 02/15/34		2,500	2,488
Gainesville & Hall County Hospital Authority, Northeast Georgia Health Systems Inc. Project, Callable 05/15/11 @ 100 (RB)
5.500%, 05/15/31		5,000	5,161
Georgia Municipal Electric Authority Power, Series BB (MBIA) (RB)
5.250%, 01/01/25		1,000	1,121
			10,280
Hawaii - 1.9%
Hawaii State, Series CN, Callable 03/01/07 @ 102 (FGIC) (GO)
5.500%, 03/01/14		8,000	8,654

Illinois - 12.3%
Bolingbrook, Residential Mortgages, Escrowed to Maturity (FGIC) (RB)
7.500%, 08/01/10	(d)	1,080	1,239
Cook County, Series A (GO) (MBIA)
6.250%, 11/15/12		9,090	10,804
Cook County Community School District #97, Oak Park, Series B (FGIC) (GO)
9.000%, 12/01/11		2,235	3,010
Illinois Development Finance Authority, Adventist Health System, Callable 11/15/09 @ 101 (RB)
5.500%, 11/15/29		5,000	5,174

Illinois Health Facilities Authority, Condell Medical Center, Callable 05/15/12 @ 100 (RB)
5.500%, 05/15/32		2,500	2,464
Illinois Health Facilities Authority, Covenant Retirement Communities, Callable 12/01/11 @ 101 (RB)
5.875%, 12/01/31		4,500	4,567
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A, Callable 12/01/12 @ 100 (RAAI) (RB)
5.500%, 12/01/22		4,000	4,278
Illinois Health Facilities Authority, Lutheran Senior Ministries, Series A, Callable 08/15/11 @ 101 (RB)
7.375%, 08/15/31		3,000	3,020
Illinois State, Pre-refunded 02/01/05 @ 102 (GO) (MBIA)
6.100%, 02/01/17	(b)	2,225	2,277
Illinois State, Pre-refunded 02/01/07 @ 101 (FGIC) (GO)
5.250%, 02/01/13	(b)	1,400	1,491
Illinois State, Pre-refunded 05/01/06 @ 102 (GO) (MBIA)
5.750%, 05/01/21	(b)	1,410	1,496
Illinois State Development Finance Authority, Pollution Control, Illinois Power Company Project, Series A, Pre-refunded 07/01/06 @ 102 (RB)
7.375%, 07/01/21	(b)	500	545
Illinois State Development Finance Authority, Waste Management Project (AMT) (RB)
5.850%, 02/01/07		1,000	1,052
Illinois State Educational Facilities Authority, Augustana College, Prerefunded 10/01/07 @ 100 (CLE) (RB)
5.875%, 10/01/17	(b)	500	547
Illinois State Educational Facilities Authority, Augustana College, Prerefunded 10/01/08 @ 100 (RB)
5.250%, 10/01/18	(b)	1,000	1,093
Illinois State Toll Highway Authority, Series A (RB)
6.300%, 01/01/12		1,000	1,179
McHenry County Community Unit, School District #20 Woodstock, Series A, Prerefunded 01/01/08 @ 100 (FSA) (GO)
5.850%, 01/01/16	(b)	1,840	2,024
McHenry County Community Unit, School District #20 Woodstock, Series A, Callable 01/01/08 @ 100 (FSA) (GO)
5.850%, 01/01/16		560	609
Metropolitan Pier & Exposition Authority, McCormick Place, Illinois Dedicated State Tax, Class B, Zero Coupon Bond (MBIA) (RB)
5.650%, 06/15/22	(c)	5,000	2,951
Northern Illinois University, Auxiliary Facilities Systems, Partially Pre-refunded 04/01/07 @ 100 (FGIC) (RB)
5.700%, 04/01/16	(b)	1,000	1,067
Rock Island, Retirement Facility, Friendship Manor Project (RB)
7.000%, 06/01/06		490	490
Rockford Multifamily Housing, Rivers Edge Apartments, Series A, Callable 01/20/08 @ 102 (AMT) (GNMA) (RB)
5.875%, 01/20/38		1,215	1,244
Southern Illinois University, Housing & Auxiliary, Zero Coupon Bond, Series A (MBIA) (RB)
5.500%, 04/01/20	(c)	2,280	1,114
St. Clair County, Callable 10/01/09 @ 102 (FGIC) (GO)
6.000%, 10/01/11		2,020	2,315
			56,050
Indiana - 3.3%
Crown Point, Multi-School Building Corporation, First Mortgage (MBIA) (RB)
7.875%, 01/15/06		2,630	2,780
Indiana State Municipal Power Agency, Power Supply, Series B (MBIA) (RB)
6.000%, 01/01/11		1,000	1,152
6.000%, 01/01/12		1,000	1,163
Indiana Transportation Finance Authority, Series A (AMBAC) (MLO) (RB)
5.000%, 11/01/07		2,000	2,138
Indiana Transportation Finance Authority, Series A (AMBAC) (RB)
5.750%, 06/01/12		3,185	3,677
Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project (AMT) (GTY) (RB)
5.100%, 01/15/17		3,000	3,167
Lake County Redevelopment Authority, Callable 02/01/05 @ 102 (MBIA) (MLO) (RB)
6.500%, 02/01/16		800	819
			14,896

Iowa - 0.6%
Iowa Higher Education Loan Authority, Central College Project, Callable 10/01/11 @ 100 (RAAI) (RB)
5.500%, 10/01/31		1,500	1,568
Muscatine Electric, Escrowed to Maturity, Callable 01/01/05 @ 100 (RB)
6.700%, 01/01/13	(d)	1,000	1,143
			2,711
Louisiana - 1.6%
Baton Rouge Sales & Use Tax, Public Improvements, Series A, Callable 08/01/08 @ 101.50 (FGIC) (RB)
5.250%, 08/01/15		2,030	2,218
Jefferson Parish, Drain Sales Tax (AMBAC) (RB)
5.000%, 11/01/11		1,000	1,110
Jefferson Parish, Home Mortgage Authority, Escrowed to Maturity, Callable 02/01/05 @ 100 (FGIC) (FHA) (RB)
7.100%, 08/01/11	(d)	1,000	1,198
Lafayette, Public Improvement Sales Tax, Series B (FGIC) (RB)
7.000%, 03/01/08		1,000	1,137
Louisiana Public Facilities Authority, Tulane University of Louisiana, Series A-1, Callable 11/15/07 @ 102 (MBIA) (RB)
5.100%, 11/15/14		1,500	1,632
			7,295
Massachusetts - 0.6%
Boston Industrial Development Financing Authority, Crosstown Center Project, Callable 09/01/12 @ 102 (AMT) (RB)
6.500%, 09/01/35		2,500	2,529

Michigan - 1.8%
Haslett Public School District, Pre-refunded 05/01/07 @ 100 (GO) (MBIA)
5.700%, 05/01/16	(b)	1,200	1,293
Lanse Creuse, Public Schools, Callable 05/01/07 @ 100 (AMBAC) (GO)
5.250%, 05/01/16		1,000	1,067
Thornapple Kellogg School Building & Site, Callable 11/01/12 @ 100 (GO) (MQSBLF)
5.500%, 05/01/14		1,485	1,673
5.500%, 05/01/16		1,810	2,030
Ypsilanti School District, Pre-refunded 05/01/07 @ 100 (FGIC) (GO)
5.600%, 05/01/12	(b)	2,000	2,150
			8,213
Minnesota - 4.9%
Cuyuna Range Hospital District, Series A, Callable 06/01/07 @ 102 (RB)
6.000%, 06/01/29		650	633
Fergus Falls Health Care Facilities Authority, Broen Memorial Home, Series A, Callable 01/01/05 @ 102 (RB)
7.000%, 11/01/19		150	152
Minneapolis Healthcare System, Fairview Health Services, Series A, Callable 05/15/12 @ 101 (RB)
5.625%, 05/15/32		7,000	7,375
Minnesota Agriculture & Economic Development Board, Fairview Health Care System, Series A, Callable 11/15/10 @ 101 (RB)
6.375%, 11/15/29		3,000	3,286
Minnesota State, Callable 08/01/07 @ 100 (GO)
4.900%, 08/01/14		4,000	4,229
Minnesota State Housing Finance Agency, Single Family Housing (AMT) (RB)
4.400%, 07/01/07		1,600	1,660
Monticello, Big Lake Community Hospital, Series C, Callable 12/01/12 @ 100 (RB)
6.200%, 12/01/22		2,995	3,145
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Callable 09/01/14 @100
5.250%, 09/01/34		1,000	1,008
St. Anthony Housing & Redevelopment Authority, Chandler Place Project, Callable 05/20/06 @ 102 (FHA) (GNMA) (RB)
6.250%, 11/20/25		1,000	1,066
			22,554
Missouri - 0.8%
Cape Girardeau County Authority, Southeast Missouri Hospital, Callable 06/01/12 @ 100 (RB)
5.750%, 06/01/32		2,500	2,575

Sugar Creek Industrial Development Revenue, Lafarge North America, Series A, Callable 06/01/13 @ 101 (AMT) (RB)
5.650%, 06/01/37		1,000	1,013
			3,588
Nebraska - 1.5%
Hastings Electrical Systems Refunding, Callable 05/01/11 @ 100 (FSA) (RB)
5.000%, 01/01/15		1,000	1,082
Lancaster County, Hospital Authority, Bryanlgh Medical Center, Callable 06/01/11 @ 100 (AMBAC) (RB)
5.125%, 06/01/26		1,000	1,036
Nebraska Educational Finance Authority, Concordia University Project, Callable 12/15/08 @ 100 (RB)
5.250%, 12/15/15		500	520
5.350%, 12/15/18		540	559
Nebraska Educational Finance Authority, Midland Lutheran College, Series A, Callable 09/15/13 @ 100 (RB)
5.600%, 09/15/29		1,800	1,770
Washington County Wastewater Facilities, Cargill Inc. Project, Callable 11/01/12 @ 101 (RB)
5.900%, 11/01/27		1,700	1,829
			6,796
Nevada - 2.3%
Carson City Hospital Revenue, Carson-Tahoe Hospital Project, Callable 09/01/12 @ 101 (RB)
5.750%, 09/01/31		5,000	5,152
Clark County Industrial Development, Southwest Gas Corporation Project, Series A, Callable 07/01/14 @ 100 (AMBAC) (AMT) (RB)
5.250%, 07/01/34		4,000	4,125
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B, Callable 11/15/14 @ 100 (RB)
6.750%, 11/15/23		1,300	1,284
			10,561
New Hampshire - 0.5%
New Hampshire Health & Educational Facilities Authority, Covenant Health, Callable 07/01/14 @ 100 (RB)
5.375%, 07/01/24		1,250	1,281
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital, Callable 07/01/15 @ 100 (RB)
5.875%, 07/01/34		800	815
			2,096
New Jersey - 0.8%
Camden County, Municipal Utilities Authority, Series C, Callable 07/15/08 @ 101 (FGIC) (GO)
5.100%, 07/15/12		3,500	3,808

New York - 1.5%
New York, Series C (GO) (VRDO)
2.244%, 10/01/23		3,000	3,000
New York, Series C, Callable 03/15/12 @ 100 (GO)
5.250%, 03/15/32		3,590	3,720
			6,720
Ohio - 2.1%
Cincinnati Water System, Callable 06/01/11 @ 100 (RB)
5.000%, 12/01/20		125	134
Cleveland Waterworks, Series H, Pre-refunded 01/01/06 @ 102 (MBIA) (RB)
5.750%, 01/01/16	(b)	1,460	1,540
Lucas County Port Authority, Crocker Park Public Improvement Project, Callable 12/01/13 @ 102 (RB)
5.250%, 12/01/23		2,000	2,069
Ohio State Higher Education, Series B, Callable 11/01/11 @ 100 (GO)
5.000%, 11/01/16		1,500	1,624
Ohio State Higher Educational Facility, Baldwin-Wallace College Project, Callable 06/01/14 @ 100 (RB)
5.125%, 12/01/17		1,490	1,564
5.250%, 12/01/19		1,540	1,624
Ohio State Water Development Authority, Prerefunded 06/01/05 @ 101 (MBIA) (RB)	(b)
5.250%, 12/01/09		1,000	1,023
			9,578
Oregon - 1.5%
Washington County Unified Sewer Agency, Series 1 (FGIC) (RB)
5.750%, 10/01/10		6,110	7,003

Pennsylvania - 1.9%
Chester Upland School Authority, Series A, Callable 09/01/07 @ 100 (FSA) (RB)
5.250%, 09/01/17		2,000	2,130
Erie County Industrial Development Authority, International Paper Company Project, Series A, Callable 11/01/14 @ 100 (AMT) (RB)
5.000%, 11/01/18		1,350	1,354
Pennsylvania State, Callable 03/15/07 @ 101.50 (AMBAC) (GO)
5.125%, 09/15/11		5,000	5,351
			8,835
Puerto Rico - 1.3%
Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (RB) (COMGTY)
5.250%, 07/01/33		4,000	4,183
Puerto Rico Public Finance, Series A, Callable 02/01/12 @ 100, Mandatory Put 02/01/12 @ 100 (RB)
5.750%, 08/01/27	(a)(b)	1,000	1,117
Puerto Rico Public Improvements, Prerefunded 07/01/10 @ 100 (GO) (MBIA)
5.750%, 07/01/26		500	568
			5,868
Rhode Island - 1.2%
Rhode Island State, Series A, Prerefunded 08/01/07 @ 101 (GO) (MBIA)
5.125%, 08/01/12	(b)	5,055	5,459

South Carolina - 1.0%
Lexington County Health Services District Inc., Lexington Medical Center, Callable 11/01/13 @ 100 (RB)
5.500%, 11/01/23		2,000	2,104
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A, Callable 08/01/13 @ 100 (RB)
6.125%, 08/01/23		1,250	1,338
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C, Callable 08/01/13 @ 100 (RB)
6.375%, 08/01/34		1,250	1,345
			4,787
South Dakota - 1.9%
Sioux Falls, Dow Rummel Village Project, Series A, Callable 11/15/12 @ 100 (RB)
6.625%, 11/15/23		2,200	2,234
Sioux Falls School District #49-5, Series B, Callable 07/01/16 @ 100 (GO)
4.750%, 07/01/20		510	535
South Dakota Economic Development Finance Authority, DTS Inc. Project, Series A, Callable 04/01/09 @ 102 (AMT) (RB)
5.500%, 04/01/19		1,055	1,085
South Dakota Economic Development Finance Authority, Pooled Loan Project - Davis Family, Series 4-A, Callable 04/01/14 @ 100 (AMT) (RB)
6.000%, 04/01/29		1,400	1,445
South Dakota State Health & Educational Facilities Authority, Avera Health (AMBAC) (VRDO)
2.140%, 07/01/24		3,410	3,410
			8,709
Tennessee - 2.7%
Johnson City Health & Educational Facilities Authority, Mountain States Health, Series A, Callable 07/01/12 @ 103 (RB)
7.500%, 07/01/33		2,500	2,960
Shelby County Health Educational & Housing Facilities Board, Methodist Healthcare, Escrowed to Maturity, Callable 09/01/12 @ 100 (RB)
6.500%, 09/01/21	(d)	1,125	1,353
Shelby County Health Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/12 @ 100 (RB)
6.500%, 09/01/21	(b)	1,875	2,262
Sullivan County Health Educational & Housing Facilities Board, Wellmont Health Systems Project, Callable 09/01/12 @ 101 (RB)
6.250%, 09/01/32		5,500	5,763
			12,338
Texas - 15.9%
Abilene Health Facilities Development, Sears Methodist Retirement Project, Callable 05/15/09 @ 101 (RB)
5.875%, 11/15/18		500	505

6.000%, 11/15/29		2,000	1,880
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A, Callable 11/15/08 @ 101 (RB)
5.875%, 11/15/18		2,500	2,526
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A, Callable 11/15/13 @ 101 (RB)
7.000%, 11/15/33		4,000	4,158
Bexar County Housing Finance Authority, American Opportunity Housing, Series A, Callable 01/01/11 @ 102 (MBIA) (RB)
5.800%, 01/01/31		2,000	2,095
Brazos River Authority, PCR Refunding, Texas Utilities Company Project, Callable 04/01/13 @ 101 (AMT) (RB)
7.700%, 04/01/33		2,500	2,968
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/12 @ 100 (AMT) (RB)
5.700%, 05/15/33		2,500	2,717
Crawford Education Facilities Corp., University of St. Thomas Project, Callable 10/01/12 @ 100 (RB)
5.250%, 10/01/22		1,300	1,334
5.375%, 10/01/27		1,750	1,775
Cypress-Fairbanks Independent School District, Callable 02/15/10 @ 100 (GO) (PSFG)
5.500%, 02/15/18		5,000	5,490
Fort Bend Independent School District, Pre-refunded 02/15/05 @ 100 (GO) (PSFG)
5.000%, 02/15/14	(b)	500	558
Harris County Health Facilities Development, Memorial Hospital Systems Project, Series A, Callable 06/01/07 @ 102 (MBIA) (RB)
5.500%, 06/01/17		8,000	8,637
Laredo Independent School District (GO) (PSFG)
6.750%, 08/01/09		2,290	2,667
Red River Authority Sewer & Solidwaste Disposal Revenue Excel Corporation Project, Callable 02/01/12 @ 101 (AMT) (RB)
6.100%, 02/01/22		3,775	3,911
Remington Municipal Utility District #1, Series A, Callable 09/01/08 @ 100 (GO) (RAAI)
5.800%, 09/01/25		1,000	1,073
Richardson Hospital Authority, Richardson Regional Hospital, Callable 12/01/13 @ 100 (RB)
6.000%, 12/01/34		9,500	9,888
San Antonio Independent School District, Callable 08/15/08 @ 100 (GO) (PSFG)
5.125%, 08/15/14		6,000	6,475
Spring Branch Independent School District, Callable 02/01/10 @ 100 (GO) (PSFG)
5.750%, 02/01/25		2,400	2,647
Texas Employment Community, Certificates of Participation, Callable 01/15/05 @ 100 (COP) (MLO)
8.300%, 02/01/05		40	40
8.300%, 08/01/05		45	46
8.350%, 02/01/06		20	20
8.350%, 08/01/06		50	51
8.400%, 08/01/07		25	25
8.450%, 08/01/08		55	56
Texas Employment Community, Emnora Lane Project (COP) (MLO)
7.900%, 05/01/05		25	25
7.900%, 11/01/05		25	26
8.000%, 11/01/06		30	31
8.050%, 05/01/07		20	20
Texas State, Water Development, Callable 08/01/06 @ 100 (GO)
5.400%, 08/01/21		6,750	7,000
Texas Water Development Board, Series A, Callable 07/15/06 @ 100 (RB)
5.500%, 07/15/10		2,500	2,618
University of Texas Permanent University Fund, Prerefunded 07/01/08 @ 100 (PUFG) (RB)
5.000%, 07/01/14	(b)	1,310	1,421
			72,683
Utah - 0.3%
Intermountain Power Agency, Utah Power Supply, Series A (AMBAC) (RB)
6.500%, 07/01/11		365	434
Intermountain Power Agency, Utah Power Supply, Series A, Escrowed to Maturity (AMBAC) (RB)
6.500%, 07/01/11	(d)	635	760
			1,194

Virginia - 0.2%
Arlington County Industrial Development Authority, Berkeley Apartments, Callable 12/01/10 @ 102 (AMT) (FNMA) (RB)
5.850%, 12/01/20		1,000	1,088

Washington - 6.6%
Energy Northwest, Washington Wind Project, Prerefunded 01/01/07 @ 103 (RB)
5.600%, 07/01/15	(b)	4,640	4,837
King County, Series F, Callable 12/01/07 @ 100 (GO)
5.125%, 12/01/14		5,000	5,348
King County School District #415, Callable 12/01/07 @ 100 (GO) (MBIA)
5.350%, 12/01/16		4,050	4,350
Snohomish County Public Utilities District #1, Escrowed to Maturity, Callable 10/01/05 @ 100 (RB)
6.750%, 01/01/12	(d)	1,000	1,161
Washington State, Series C, Callable 01/01/07 @ 100 (GO)
5.500%, 01/01/17		4,190	4,418
Washington State Motor Vehicle Fuel Tax, Series D, Callable 01/01/07 @ 100 (FGIC) (GO)
5.375%, 01/01/22		8,000	8,355
Washington State Public Power Supply System, Nuclear Project #3, Series A, Callable 07/01/07 @ 102 (FSA) (RB)
5.250%, 07/01/16		1,000	1,077
Washington State Public Power Supply System, Nuclear Project #3, Series B (RB)
7.125%, 07/01/16		600	771
			30,317
Wisconsin - 4.9%
Amery, Apple River Hospital Project, Callable 06/01/08 @ 100 (RB)
5.700%, 06/01/13		1,440	1,482
Wisconsin State, Series C, Pre-refunded 05/01/07 @ 100 (FGIC) (GO)
5.500%, 05/01/10	(b)	2,095	2,248
Wisconsin State Health & Educational Facilities Authority, Attic Angel Obligation Group, Callable 11/15/08 @ 102 (RB)
5.750%, 11/15/27		1,000	908
Wisconsin State Health & Educational Facilities Authority, Beaver Dam Community Hospitals Inc., Series A, Callable 08/15/14 @ 100 (RB)
6.750%, 08/15/34		1,000	1,014
Wisconsin State Health & Educational Facilities Authority, Beloit Memorial Hospital, Callable 01/01/05 @ 101 (RB)
5.800%, 07/01/09		555	561
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project, Callable 12/01/11 @ 100 (RB)
6.000%, 12/01/24		1,000	1,000
Wisconsin State Health & Educational Facilities Authority, Franciscan Skemp Medical Center, Callable 11/15/05 @ 102 (RB)
6.125%, 11/15/15		1,000	1,050
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B, Callable 02/15/12 @ 100 (RB)
6.000%, 02/15/25		3,500	3,643
Wisconsin State Health & Educational Facilities Authority, Meriter Hospital Inc., Callable 12/01/06 @ 102 (MBIA) (RB)
6.000%, 12/01/17		2,000	2,161
Wisconsin State Health & Educational Facilities Authority, New Castle Place Project, Series A, Callable 12/01/11 @ 101 (RB)
7.000%, 12/01/31		2,000	2,035
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A, Callable 04/01/14 @ 100 (RB)
6.250%, 04/01/34		2,000	1,960
Wisconsin State Health & Educational Facilities Authority, Synergy Health Inc., Callable 08/15/13 @ 100 (RB)
6.000%, 11/15/23		1,500	1,589
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services, Callable 02/15/12 @ 100 (RB)
5.750%, 08/15/30		2,500	2,635
			22,286

Wyoming - 0.8%
Teton County Hospital District, St. John’s Medical Center, Callable 06/01/12 @ 101 (RB)
6.750%, 12/01/22	2,100	2,155
6.750%, 12/01/27	1,500	1,521
		3,676

Total Municipal Bonds
(Cost $419,010)		450,410

DESCRIPTION		SHARES	VALUE (000)

Affiliated Money Market Fund — 0.0%
First American Tax Free Obligations Fund, Cl Z	(e)	171,358	$171

Total Affiliated Money Market Fund
(Cost $171)			171

Total Investments - 98.6%
(Cost $419,181)			450,581
Other Assets and Liabilities, Net - 1.4%			6,268
Total Net Assets - 100.0%			$456,849

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2004.
(b)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(e)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of December 31, 2004, the aggregate market value of securities subject to the AMT was $34,842,529, which represents 7.6% of net assets.

Cl - Class

CLE - Connie Lee Insurance Company

CMI - California Mortgage Insurance Program

COMGTY - Commonwealth Guaranty

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

GTY - Guaranty

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

MQSBLF - Michigan Qualified School Board Loan Fund Program

PSFG - Permanent School Fund Guarantee

PUFG - Permanent University Fund Guarantee

RAAI - Radian Asset Assurance Inc.

RB - Revenue Bond

VRDO - Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2004. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days’ notice. Maturity date shown represents final maturity.

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

Real Estate Securities Fund

DESCRIPTION		SHARES	VALUE (000)+

Common Stocks - 99.1% (a)
Real Estate Investment Trusts - 99.1%
Apartments - 15.7%
Archstone-Smith Trust	(b)	491,940	$18,841
Avalonbay Communities	(b)	295,170	22,226
Camden Property Trust	(b)	58,650	2,991
Equity Residential Properties Trust		347,140	12,560
Essex Property Trust	(b)	242,150	20,292
Post Properties		182,980	6,386
Summit Properties		170,570	5,554
United Dominion Realty Trust	(b)	247,040	6,127
			94,977
Community Centers - 13.5%
Acadia Realty Trust		491,160	8,006
Developers Diversified Realty	(b)	415,413	18,432
Federal Realty Investment Trust	(b)	233,440	12,057
Inland Real Estate	(b)	369,950	5,901
Kimco Realty		263,570	15,284
Pan Pacific Retail Properties		93,900	5,888
Regency Centers		290,770	16,109
			81,677
Diversified - 9.1%
Cousins Properties		356,670	10,796
Forest City Enterprises, Cl A		128,100	7,372
Trizec Properties		720,110	13,624
Vornado Realty Trust	(b)	309,910	23,593
			55,385
Health Care - 2.4%
LTC Properties		295,290	5,879
Ventas		311,040	8,526
			14,405
Hotels - 13.1%
Great Wolf Resorts	*	47,750	1,067
Hilton Hotels		608,470	13,837
Host Marriott	(b)	733,470	12,689
Innkeepers USA Trust		624,800	8,872
Lasalle Hotel Properties	(b)	590,830	18,806
Marriott International, Cl A		93,510	5,889
Starwood Hotels & Resorts Worldwide	(b)	307,510	17,959
			79,119
Industrial - 8.6%
Catellus Development	(b)	409,530	12,532
Centerpoint Properties Trust	(b)	159,980	7,661
EastGroup Properties		185,160	7,095
Liberty Property Trust		172,800	7,465
Prologis		407,880	17,673
			52,426

Malls - 13.9%
CBL & Associates Properties	(b)	104,490	7,978
Macerich		358,280	22,500
Mills	(b)	276,050	17,601
Simon Property Group	(b)	517,640	33,476
Taubman Centers		95,480	2,860
			84,415
Office - 16.1%
Arden Realty		224,080	8,452
BioMed Realty Trust		339,670	7,544
Boston Properties	(b)	337,000	21,794
Brookfield Properties		164,170	6,140
Corporate Office Properties Trust		170,350	5,000
Kilroy Realty	(b)	290,950	12,438
Maguire Properties		231,020	6,344
Prentiss Properties Trust		128,670	4,915
Reckson Associates Realty	(b)	373,610	12,258
SL Green Realty	(b)	206,470	12,502
			97,387
Self Storage - 3.0%
Public Storage	(b)	325,760	18,161

Specialty Real Estate - 3.7%
Capital Automotive		328,260	11,661
Equity Lifestyle Properties		150,830	5,392
Global Signal		203,800	5,613
			22,666
Total Real Estate Investment Trusts			600,618
Total Common Stocks
(Cost $468,773)			600,618

Private Real Estate Companies - 0.1%
Beacon Capital	*(c)	33,750	88
Newcastle Investment Holdings	*(c)	35,000	202
Wyndham International	*(c)	2,315	52
Wyndham Voting Trust	*(c)	1,325	30
Total Private Real Estate Companies
(Cost $813)			372

Affiliated Money Market Fund - 0.3%
First American Prime Obligations Fund, Cl Z	(d)	1,772,160	1,772
Total Affiliated Money Market Fund
(Cost $1,772)			1,772

	SHARES/PAR (000)	VALUE (000)
Investments Purchased with Proceeds from Securities Lending — 37.1%
Commercial Paper - 11.4%
Bluegrass
2.490%, 8/18/05	781	781
2.480%, 11/18/05	797	797
Cable Beach
2.407%, 1/06/05	1,993	1,993
Concord Minutemen Capital
2.330%, 1/06/05	4,784	4,784
2.370%, 1/10/05	2,193	2,193

2.380%, 1/11/05	1,435	1,435
2.380%, 1/12/05	1,993	1,993
Descartes Funding Trust
2.403%, 11/15/05	1,993	1,993
Ford Credit Floor Plan
2.010%, 1/05/05	6,775	6,775
2.296%, 1/20/05	597	597
Goldman Sachs
2.413%, 1/18/05	1,993	1,993
Independence
2.473%, 10/17/05	2,364	2,364
Lakeside Funding
2.400%, 1/10/05	3,189	3,189
Leaf’s LLC
2.420%, 4/20/05	2,193	2,193
Liquid Funding
2.407%, 5/25/05	1,993	1,993
MBNA Credit
2.060%, 1/18/05	996	996
Main Street Warehouse
2.335%, 1/05/05	5,978	5,978
Morgan Stanley
2.393%, 7/25/05	3,987	3,987
2.393%, 9/09/05	1,196	1,196
Mortgage Interest Network
2.404%, 1/14/05	2,987	2,987
2.407%, 1/31/05	3,978	3,978
Orchard Park
2.411%, 7/06/05	4,114	4,114
2.431%, 10/06/05	877	877
Park Place
2.468%, 1/25/05	1,962	1,962
Sigma Finance
2.383%, 5/17/05	279	279
Thornburg Mortgage
2.405%, 1/14/05	3,983	3,983
2.415%, 1/19/05	3,982	3,982
Total Commercial Paper		69,392

Corporate Obligations - 9.5%
Allstate Life Global
2.447%, 10/14/05	3,987	3,987
2.393%, 10/14/05	997	997
Bayer Landbank NY
2.407%, 6/24/05	3,787	3,787
Blue Heron Funding
2.443%, 5/18/05	1,116	1,116
Castle Hill III
2.530%, 9/15/15	1,196	1,196
Cheyne High Grade
2.280%, 11/10/39	1,993	1,993
Depfa Bank PLC
2.470%, 6/15/05	1,993	1,993
Duke Funding VI
2.115%, 4/08/05	2,412	2,412
General Electric Capital Corporation
2.460%, 10/07/05	1,996	1,996
Halogen Funding
2.390%, 1/18/06	757	757
Jackson National Life
2.403%, 4/15/05	1,993	1,993
Jefferson Pilot
2.410%, 8/17/05	1,993	1,993

Liquid Funding
2.418%, 6/28/05		1,794	1,794
Merrill Lynch
2.331%, 10/01/05		3,987	3,987
Metlife Global Funding
2.443%, 10/14/05		2,393	2,393
2.458%, 4/28/08		1,675	1,675
Morgan Stanley
2.393%, 12/26/08		1,994	1,994
Natexis Banq NY
2.393%, 7/12/05		598	598
2.358%, 7/12/05		2,193	2,193
Northlake CDO
2.523%, 3/07/05		1,196	1,196
Premium Asset Trust
2.400%, 5/13/05		2,790	2,790
2.350%, 6/01/05		5,940	5,940
2.413%, 10/14/05		1,594	1,594
REMAC
2.390%, 9/29/05		2,138	2,138
RMAC
2.380%, 6/12/05		2,167	2,167
SMM Trust 2004
2.530%, 9/23/05		2,947	2,947
Total Corporate Obligations			57,626

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund		121,807	122
Total Money Market Funds			122

Other Short-Term Investments - 2.7%
ARLO III
2.575%, 9/28/05		5,980	5,980
Commonwealth Life
2.553%, 1/01/05	(e)	2,013	2,013
General Electric Capital Assurance
2.340%, 1/19/05		797	797
HBOS Treasury Services
2.270%, 11/01/05		2,192	2,192
ING USA Annuity & Life
2.826%, 6/30/05		5,183	5,183
Total Other Short-Term Investments			16,165

Repurchase Agreements - 13.5%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $1,197,735 (collateralized by various securities: Total market value $1,227,992)		1,196	1,196
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $5,981,060 (collateralized by various securities: Total market value $6,365,627)		5,980	5,980
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $7,974,726 (collateralized by corporate securities: Total market value $8,476,969)		7,973	7,973
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $7,974,713 (collateralized by corporate securities: Total market value $8,528,238)		7,973	7,973
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $2,591,784 (collateralized by collateralized mortgage obligations: Total market value $2,721,029)		2,591	2,591

CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $797,472 (collateralized by collateralized mortgage obligations: Total market value $939,295)	797	797
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $797,472 (collateralized by collateralized mortgage obligations: Total market value $837,326)	797	797
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $677,851 (collateralized by collateralized mortgage obligations: Total market value $711,644)	678	678
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $598,104 (collateralized by collateralized mortgage obligations: Total market value $627,954)	598	598
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $398,736 (collateralized by collateralized mortgage obligations: Total market value $418,713)	399	399
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $1,196,200 (collateralized by U.S. government securities: Total market value $1,219,899)	1,196	1,196
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $1,156,326 (collateralized by U.S. government securities: Total market value $1,179,354)	1,156	1,156
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $598,100 (collateralized by U.S. government securities: Total market value $609,947)	598	598
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $7,974,779 (collateralized by mortgage loans: Total market value $8,219,792)	7,973	7,973
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $3,987,390 (collateralized by mortgage loans: Total market value $4,109,904)	3,987	3,987
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $3,987,390 (collateralized by mortgage loans: Total market value $4,109,884)	3,987	3,987
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $2,001,344 (collateralized by commercial loans: Total market value $2,033,992)	1,993	1,993
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $11,962,037 (collateralized by U.S. government securities: Total market value $12,198,946)	11,960	11,960
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $2,073,411 (collateralized by U.S. government securities: Total market value $2,135,208)	2,073	2,073
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $2,033,538 (collateralized by various securities: Total market value $2,107,393)	2,033	2,033

Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $677,854 (collateralized by corporate securities: Total market value $745,530)	678	678
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $7,974,720 (collateralized by collateralized mortgage obligations: Total market value $8,766,657)	7,973	7,973
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $3,987,336 (collateralized by U.S. government securities: Total market value $4,066,316)	3,987	3,987
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $3,189,879 (collateralized by U.S. government securities: Total market value $3,262,751)	3,189	3,189
Total Repurchase Agreements		81,765

Total Investments Purchased with Proceeds from Securities Lending
(Cost $225,070)		225,070

Total Investments - 136.6%
(Cost $696,428)		827,832
Other Assets and Liabilities, Net - (36.6)%		(221,968)
Total Net Assets - 100.0%		$605,864

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, Real Estate Securities Fund, International Fund, Small Cap Growth Opportunities Fund, and the Balanced Fund held fair valued securities with a market value of $372,030, $0, $122,540, and $39,330, respectively, or 0.1%, 0.0%, 0.0%, and 0.0% of total net assets, respectively. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date

*		Non-income producing security
(a)		The Fund is primarily invested in the Real Estate sector and therefore is subject to additional risks.
(b)		This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a market value of $219,052,895 at December 31, 2004.
(c)

Securities considered illiquid investments and are fair valued under guidelines established by the Board of Directors. As of December 31, 2004, the fair value of these investments was $372,030 or 0.1% of total net assets.

(d)		Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(e)		Security has demand features which qualify it as a short term security. The date disclosed is the next put date.
Cl	-	Class

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

Technology Fund

DESCRIPTION		SHARES	VALUE (000)+

Common Stocks — 99.7% (a)
Aerospace & Defense - 3.8%
Engineered Support Systems	(b)	16,280	$964
Goodrich		28,360	926
L-3 Communications Holdings	(b)	13,910	1,019
Precision Castparts		12,510	822
			3,731
Chemicals — 0.5%
Landec	*	71,610	490

Commercial Services & Supplies — 0.5%
CoStar Group	*	11,170	516

Communications Equipment — 17.8%
Avaya	*(b)	87,100	1,498
C-COR.net	*	98,820	919
Cisco Systems	*	41,550	802
Comverse Technology	*(b)	49,880	1,220
Corning	*(b)	112,110	1,320
Extreme Networks	*	110,000	721
Juniper Networks	*(b)	42,970	1,168
L.M. Ericsson Telephone	*	30,870	972
Motorola	(b)	62,280	1,071
NETGEAR	*(b)	60,420	1,099
Nortel Networks	*(b)	411,050	1,435
Packeteer	*	41,940	606
QUALCOMM		28,070	1,190
Research in Motion	*(b)	11,740	968
SAFENET	*	17,380	639
Scientific-Atlanta		30,480	1,006
Tekelec	*(b)	39,310	803
			17,437
Computers & Peripherals — 8.1%
Dell	*	34,560	1,456
EMC	*	94,610	1,407
IBM		10,670	1,052
Lexmark International Group, Cl A	*	13,740	1,168
Mobility Electronics	*	110,780	950
NCR	*	17,720	1,227
Synaptics	*(b)	20,940	640
			7,900
Electrical Equipment — 1.0%
Color Kinetics	*(b)	56,800	999

Electronic Equipment & Instruments — 9.0%
Aeroflex	*	70,890	859
Agilent Technologies	*	37,010	892
Benchmark Electronics	*(b)	23,080	787
Flextronics International	*(b)	90,720	1,254
Jabil Circuit	*(b)	46,030	1,177
LeCroy	*	35,260	823

Orbotech	*	43,810	927
RadiSys	*(b)	54,895	1,073
Trimble Navigation	*	29,015	959
			8,751
Health Care Equipment & Supplies — 0.9%
Candela	*	74,052	841

Household Durables — 1.2%
Garmin	(b)	19,360	1,178

Internet Catalog & Retail — 2.1%
Amazon.com	*(b)	21,660	959
eBay	*(b)	9,310	1,083
			2,042
Internet Software & Services — 5.8%
aQuantive	*	56,320	504
CyberSource	*	40,290	288
Google	*(b)	4,682	904
InfoSpace	*	10,180	484
iPass	*	131,830	976
Jupitermedia	*	45,810	1,089
Netease.com	*	9,200	486
Sina	*	13,140	421
Websense	*	10,350	525
			5,677
IT Services — 11.6%
Accenture	*	54,270	1,465
Affiliated Computer Services, Cl A	*(b)	17,050	1,026
Computer Sciences	*(b)	17,260	973
DST Systems	*(b)	21,870	1,140
eFunds	*	43,790	1,051
Fiserv	*(b)	28,810	1,158
Infosys Technologies	(b)	21,430	1,485
Satyam Computer Services		39,360	950
SunGard Data Systems	*	36,130	1,024
Unisys	*	100,570	1,024
			11,296
Office Electronics — 1.0%
Xerox	*	59,020	1,004

Pharmaceuticals — 0.8%
Perrigo		45,000	777

Semiconductor & Semiconductor Equipment — 21.2%
Advanced Micro Devices	*(b)	68,500	1,508
Analog Devices	(b)	32,850	1,213
Applied Materials	*	85,530	1,463
ASE Test Limited	*	144,960	980
Broadcom, Cl A	*(b)	31,130	1,005
Freescale Semiconductor	*	54,716	1,005
Intel		31,570	738
Linear Technology		26,580	1,030
Marvell Technology Group	*(b)	34,620	1,228
Maxim Integrated Products		29,250	1,240
Microchip Technology	(b)	47,720	1,272
Novellus Systems	*(b)	23,790	664
PDF Solutions	*	35,270	568
Pixelworks	*	25,510	289
Portalplayer	*(b)	26,140	645
Taiwan Semiconductor Manufacturing, ADR		184,141	1,563
Teradyne	*(b)	55,770	952
Texas Instruments		40,714	1,002

United Microelectronics	*(b)	335,586	1,185
Xilinx	(b)	41,380	1,227
			20,777

Software — 13.6%
Adobe Systems	(b)	19,950	1,252
Altiris	*	28,970	1,026
Citrix Systems	*(b)	52,870	1,297
Computer Associates International	(b)	42,060	1,306
Hyperion Solutions	*(b)	18,240	850
Intuit	*(b)	24,590	1,082
MapInfo	*	84,890	1,017
McAfee	*(b)	33,380	966
Mercury Interactive	*(b)	19,710	898
Moldflow	*	53,600	852
Radware	*	34,950	913
RSA Security	*(b)	32,140	645
SAP, ADR	(b)	27,100	1,198
			13,302
Wireless Telecommunications Services — 0.8%
Wireless Facilities	*(b)	81,300	767

Total Common Stocks
(Cost $81,847)			97,485

Affiliated Money Market Fund — 0.6%
First American Prime Obligations Fund, Cl Z	(c)	583,744	584
Total Affiliated Money Market Fund
(Cost $584)			584

	SHARES/PAR (000)	VALUE (000)
Investments Purchased with Proceeds from Securities Lending — 41.7%
Commercial Paper - 12.9%
Bluegrass
2.490%, 8/18/05	142	142
2.480%, 11/18/05	144	144
Cable Beach
2.407%, 1/06/05	361	361
Concord Minutemen Capital
2.330%, 1/06/05	867	867
2.370%, 1/10/05	397	397
2.380%, 1/11/05	260	260
2.380%, 1/12/05	361	361
Descartes Funding Trust
2.403%, 11/15/05	361	361
Ford Credit Floor Plan
2.010%, 1/05/05	1,227	1,227
2.296%, 1/20/05	108	108
Goldman Sachs
2.413%, 1/18/05	361	361
Independence
2.473%, 10/17/05	428	428
Lakeside Funding
2.400%, 1/10/05	578	578
Leaf’s LLC
2.420%, 4/20/05	397	397
Liquid Funding
2.407%, 5/25/05	362	362
MBNA Credit
2.060%, 1/18/05	180	180

Main Street Warehouse
2.335%, 1/05/05	1,083	1,083
Morgan Stanley
2.393%, 7/25/05	722	722
2.393%, 9/09/05	217	217
Mortgage Interest Network
2.404%, 1/14/05	541	541
2.407%, 1/31/05	721	721
Orchard Park
2.411%, 7/06/05	745	745
2.431%, 10/06/05	159	159
Park Place
2.468%, 1/25/05	355	355
Sigma Finance
2.383%, 5/17/05	51	51
Thornburg Mortgage
2.405%, 1/14/05	722	722
2.415%, 1/19/05	721	721
Total Commercial Paper		12,571

Corporate Obligations - 10.7%
Allstate Life Global
2.447%, 10/14/05	722	722
2.393%, 10/14/05	181	181
Bayer Landbank NY
2.407%, 6/24/05	686	686
Blue Heron Funding
2.443%, 5/18/05	202	202
Castle Hill III
2.530%, 9/15/15	217	217
Cheyne High Grade
2.280%, 11/10/39	361	361
Depfa Bank PLC
2.470%, 6/15/05	361	361
Duke Funding VI
2.115%, 4/08/05	437	437
General Electric Capital Corporation
2.460%, 10/07/05	362	362
Halogen Funding
2.390%, 1/18/06	137	137
Jackson National Life
2.403%, 4/15/05	361	361
Jefferson Pilot
2.410%, 8/17/05	361	361
Liquid Funding
2.418%, 6/28/05	325	325
Merrill Lynch
2.331%, 10/01/05	722	722
Metlife Global Funding
2.443%, 10/14/05	434	434
2.458%, 4/28/08	304	304
Morgan Stanley
2.393%, 12/26/08	361	361
Natexis Banq NY
2.393%, 7/12/05	108	108
2.358%, 7/12/05	397	397
Northlake CDO
2.523%, 3/07/05	217	217
Premium Asset Trust
2.400%, 5/13/05	505	505
2.350%, 6/01/05	1,076	1,076
2.413%, 10/14/05	289	289
REMAC
2.390%, 9/29/05	387	387
RMAC
2.380%, 6/12/05	393	393

SMM Trust 2004
2.530%, 9/23/05	534	534
Total Corporate Obligations		10,440

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund	22,066	22
Total Money Market Funds		22

Other Short-Term Investments - 3.0%
ARLO III
2.575%, 9/28/05	1,083	1,083
Commonwealth Life
2.553%, 1/01/05 (d)	365	365
General Electric Capital Assurance
2.340%, 1/19/05	144	144
HBOS Treasury Services
2.270%, 11/01/05	397	397
ING USA Annuity & Life
2.826%, 6/30/05	939	939
Total Other Short-Term Investments		2,928

Repurchase Agreements - 15.1%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $216,977 (collateralized by various securities: Total market value $222,459)	217	217
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $1,083,508 (collateralized by various securities: Total market value $1,153,175)	1,083	1,083
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $1,444,674 (collateralized by corporate securities: Total market value $1,535,658)	1,444	1,444
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $1,444,671 (collateralized by corporate securities: Total market value $1,544,946)	1,444	1,444
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $469,519 (collateralized by collateralized mortgage obligations: Total market value $492,932)	469	469
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $144,467 (collateralized by collateralized mortgage obligations: Total market value $151,674)	145	145
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $144,467 (collateralized by collateralized mortgage obligations: Total market value $151,687)	145	145
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $122,797 (collateralized by collateralized mortgage obligations: Total market value $128,919)	123	123
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $108,350 (collateralized by collateralized mortgage obligations: Total market value $113,758)	108	108
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $72,234 (collateralized by collateralized mortgage obligations: Total market value $75,853)	72	72

CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $216,699 (collateralized by U.S. government securities: Total market value $220,993)	217	217
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $209,476 (collateralized by U.S. government securities: Total market value $213,648)	210	210
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $108,350 (collateralized by U.S. government securities: Total market value $110,496)	108	108
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $1,444,683 (collateralized by mortgage loans: Total market value $1,489,069)	1,444	1,444
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $722,342 (collateralized by mortgage loans: Total market value $744,536)	722	722
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $722,342 (collateralized by mortgage loans: Total market value $744,532)	722	722
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $362,556 (collateralized by commercial loans: Total market value $368,471)	361	361
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $2,167,001 (collateralized by U.S. government securities: Total market value $2,209,919)	2,167	2,167
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $375,612 (collateralized by U.S. government securities: Total market value $386,807)	376	376
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $368,389 (collateralized by various securities: Total market value $381,768)	368	368
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $122,798 (collateralized by corporate securities: Total market value $135,058)	123	123
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,444,673 (collateralized by collateralized mortgage obligations: Total market value $1,588,137)	1,444	1,444
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $722,332 (collateralized by U.S. government securities: Total market value $736,640)	722	722
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $577,867 (collateralized by U.S. government securities: Total market value $591,069)	578	578
Total Repurchase Agreements		14,812

Total Investments Purchased with Proceeds from Securities Lending
(Cost $40,773)		40,773

Total Investments — 142.0%
(Cost $123,204)		138,842
Other Assets and Liabilities, Net — (42.0)%		(41,082)
Total Net Assets — 100.0%		$97,760

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held fair valued securities with a market value of $372,030, or 0.1% of total net assets. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date

*		Non-income producing security
(a)		The Fund is primarily invested in the technology sector and therefore is subject to additional risks.
(b)		This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a market value of $39,064,531 at December 31, 2004.
(c)		Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(d)		Security has demand features which qualify it as a short term security. The date disclosed is the next put date.
ADR	-	American Depository Receipt
Cl	-	Class

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

International Fund

DESCRIPTION		SHARES	VALUE (000)+

Foreign Common Stocks — 98.4%
Australia — 2.6%
BHP Billiton		1,000,000	12,025
Macquarie Bank		311,200	11,344
Santos Limited		960,400	6,384
Westpac Banking		335,800	5,130
			34,883

Belgium — 2.2%
Dexia		750,000	17,249
Fortis		450,000	12,460
			29,709

Brazil — 1.3%
Companhia Vale do Rio Doce, ADR		600,000	17,406
Petroleo Brasileiro, ADR	(a)	22,900	911
			18,317

Finland — 1.1%
Nokia Oyj		950,000	15,005

France — 10.2%
Axa	(a)	664,000	16,408
BNP Paribas	(a)	266,900	19,336
Compagnie de Saint-Gobain	(a)	400,000	24,097
Dassault Systemes	(a)	250,000	12,607
Lafarge	(a)	110,000	10,616
Total	(a)	259,490	56,681
			139,745

Germany — 6.0%
BASF	(a)	160,000	11,509
Bayerische Motoren Werke (BMW)	(a)	444,100	20,011
Deutsche Boerse	(a)	219,137	13,180
SAP	(a)	20,750	3,700
Schering	(a)	200,600	14,991
Siemens	(a)	213,000	18,054
			81,445

Great Britain — 29.3%
Allied Domecq		1,200,000	11,819
Aviva		1,000,000	12,057
Barclays		2,200,000	24,751

BG Group		2,600,000	17,671
British Land		900,000	15,482
Centrica		2,439,600	11,065
GlaxoSmithKline		1,500,000	35,192
HSBC	(a)	2,200,000	37,645
Kingfisher		2,200,000	13,083
Morrison Supermarket		5,000,000	19,871
National Grid Transco		1,600,000	15,236
Reckitt Benckiser		576,200	17,412
Royal Bank of Scotland		1,064,000	35,789
Smith & Nephew		1,050,211	10,747
Standard Chartered		1,213,000	22,555
Tesco		5,000,000	30,886
Vodafone		17,295,000	46,902
Wolseley		1,150,000	21,494
			399,657

Hong Kong — 0.7%
Esprit Holdings		1,564,500	9,460
Far East Pharmaceutical Technology	*	2,836,000	—
Peregrine Investment Holdings	*(b)	142,000	—
			9,460

Ireland — 1.1%
Bank of Ireland		650,000	10,823
Kerry Group, Cl A		196,962	4,752
			15,575

Italy — 3.5%
Eni	(a)	1,925,800	48,217

Japan — 19.1%
Aeon Credit Service		176,400	13,135
Canon	(a)	423,600	22,860
Chugai Pharmaceutical	(a)	863,000	14,267
Credit Saison		190,000	6,916
Daikin Industries		400,000	11,555
Fanuc		130,000	8,500
Fujisawa Pharmeceutical		420,000	11,497
Hirose Electric		55,000	6,430
Honda Motor		232,200	12,033
Hoya		120,000	13,549
Matsushita Electric Industrial		550,000	8,727
Mitsubishi	(a)	979,800	12,660
Mitsubishi Tokyo Financial Group		1,876	19,040
Nikko Cordial		1,500,000	7,949
Nippon Oil		925	6
Nitto Denko		203,300	11,150
Secom		220,000	8,803
Sharp		500,000	8,163
Shin-Etsu Chemical		250,000	10,247
SMC		80,000	9,158
Sumitomo		1,500,000	12,940

Takefuji		100,000	6,763
Toyota Motor		466,400	18,980
Yamanouchi Pharmeceutical	(a)	150,000	5,841
			261,169
Mexico — 0.8%
Fomento Economico Mexicano, ADR		130,000	6,839
Wal-Mart De Mexico		1,252,000	4,301
			11,140
Netherlands — 4.0%
ABN AMRO		700,000	18,544
ING Groep		400,000	12,103
Philips Electronics		450,000	11,934
Wolters Kluwer		600,000	12,046
			54,627
South Africa — 0.2%
ABSA		209,900	2,831

South Korea — 1.7%
Hyundai Mobis		14,900	943
Samsung Electronics		32,630	14,200
Shinsegae		8,590	2,361
SK Telecom, ADR	(a)	250,000	5,563
			23,067
Spain — 3.5%
Altadis		320,000	14,658
Banco Bilbano Vizcaya Argentaria	(a)	884,400	15,688
Telefonica		939,600	17,701
			48,047
Sweden — 0.8%
Ericsson	*	3,379,000	10,780

Switzerland — 10.3%
Adecco		343,000	17,269
Holcim		290,000	17,470
Nestle		78,060	20,423
Novartis		232,100	11,696
Roche		275,600	31,726
UBS	(a)	350,000	29,349
Zurich Financial Services		80,000	13,339
			141,272

Total Foreign Common Stocks (Cost $1,178,402)			1,344,946

Investment Company - 1.9%
State Street GA Prime		25,569,198	25,569
Toal Investment Company (Cost $25,569)			25,569

Investments Purchased with Proceeds from Securities Lending - 15.7%
State Street Navigator Prime	214,460,474	214,460
Total Investments Purchased with Proceeds from Securities Lending (Cost $214,460)		214,460

Total Investments - 116.0% (Cost $1,418,431)		1,584,975
Other Assets and Liabilities, Net - (16.0)%		(218,751)
Total Net Assets - 100.0%		$1,366,224

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.  The Fund is supplied with information from an unaffiliated third party with respect to the fair value of foreign securities.  Price movements in future contracts and American Depository Receipts and various other indices, may be reviewed in the course of making a good faith determination of a security’s fair value.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2004, the Fund held fair valued securities with a market value of $0, or 0.0% of total net assets, respectively. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date

*	Non-income producing security
(a)	This security of a portion of this security is out on loan at December 31, 2004. Total loaned securities had a market value of $203,388,238 at December 31, 2004.
(b)

Securities considered illiquid investments and are fair valued under guidelines established by the Board of Directors.

As of December 31, 2004, the fair value of these investments was $0, or 0.0% of total net assets.

ADR -	American Depository Receipt
Cl -	Class

At December 31, 2004, sector diversification of the fund was as follows:

	% of Net Assets	VALUE (000)
Foreign Common Stock
Banks	15.8%	$217,090
Diversified Financials	12.9	177,159
Energy	11.4	156,171
Pharmaceutical & Biotechnology	9.1	125,210
Consumer Discretionary	6.5	87,830
Telecommunication Services	6.2	85,171
Technology Hardware & Equipment	6.1	83,495
Retailing	5.2	70,502
Capital Goods	5.1	69,862
Materials	4.5	62,337
Automobiles & Components	3.9	51,967
Commercial Services & Supplies	3.6	48,872
Food & Beverage	2.7	36,994
Insurance	1.9	25,396
Manufacturing	1.8	24,097
Media	0.9	12,046
Health Care	0.8	10,747
Total Foreign Common Stocks	98.4	1,344,946
Total Investments Purchased with Proceeds from Securities Lending	15.7	214,460
Total Investment Company	1.9	25,569
Total Investments	116.0	1,584,975
Other Assets and Liabilities, Net	(16.0)	(218,751)
Net Assets	100.0%	$1,366,224

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

Small Cap Growth Opportunities Fund

DESCRIPTION		SHARES	VALUE (000)+
Common Stocks - 99.4%

Consumer Discretionary - 18.5%
Cheesecake Factory	*(a)	138,440	$4,495
Guess?	*	399,620	5,015
Lakes Entertainment	*(a)	439,740	7,164
Landry’s Restaurants	(a)	189,310	5,501
Marvel Enterprises	*(a)	376,710	7,715
Men’s Wearhouse	*(a)	123,610	3,951
MTR Gaming Group	*	179,601	1,897
Pacific Sunwear of California	*	232,520	5,176
Panera Bread, Cl A	*(a)	99,090	3,995
Petco Animal Supplies	*	46,880	1,851
Ruby Tuesday	(a)	163,510	4,264
Spanish Broadcasting System	*(a)	983,795	10,389
			61,413
Energy - 6.6%
Carrizo Oil & Gas	*(a)	379,710	4,291
Comstock Resources	*	270,445	5,963
Helmerich & Payne	(a)	56,130	1,911
Hydril	*	25,160	1,145
Lone Star Technologies	*	45,020	1,506
McMoRan Exploration	*(a)	50,660	947
Quicksilver Resources	*(a)	41,110	1,512
Rowan	*(a)	140,950	3,651
Tsakos Energy Navigation		22,330	799
			21,725
Financials - 12.8%
Affirmative Insurance		142,815	2,405
Allmerica Financial	*	51,340	1,685
Aspen Insurance		80,270	1,968
Boston Private Financial	(a)	154,940	4,365
Cullen/Frost Bankers	(a)	125,420	6,095
Scottish Annuity & Life	(a)	262,230	6,792
Southwest Bancorp of Texas	(a)	193,170	4,499
Sunstone Hotel Investors	*	306,470	6,368
Tower Group		107,448	1,289
Triad Guaranty	*	42,930	2,596
UCBH Holdings		99,420	4,555
			42,617

Health Care - 24.7%
Able Laboratories	*	237,660	5,407
Amylin Pharmaceuticals	*(a)	122,090	2,852
Caliper Life Sciences	*	354,590	2,670
Connetics	*(a)	155,710	3,782
Cutera	*	307,065	3,832
Digene	*(a)	184,800	4,833
Dyax	*	359,730	2,597
Encore Medical	*	1,439,190	9,772
Encysive Pharmaceuticals	*	180,520	1,793
Gentiva Health Services	*	100,737	1,684
Impax Laboratories	*(a)	319,160	5,068
Incyte	*	230,290	2,301
Martek Bioscience	*(a)	58,410	2,991
Medicines	*(a)	115,730	3,333
POZEN	*	213,604	1,553
Rigel Pharmaceuticals	*	134,370	3,281
Taro Pharmaceutical Industries	*(a)	229,490	7,810
Triad Hospitals	*(a)	72,460	2,696
Watson Pharmaceuticals	*(a)	226,650	7,436
Xenogen	*	574,140	4,019
Zoll Medical	*	61,350	2,110
			81,820
Industrials - 5.1%
AirTran	*	78,630	841
Asset Acceptance Capital	*	25,913	552
CLARCOR		33,990	1,862
ESCO Technologies	*	24,860	1,906
Mercury Computer Systems	*(a)	75,910	2,253
Navigant Consulting	*	172,100	4,578
NCO Group	*	80,280	2,075
Quanta Services	*	115,330	923
Toro		24,500	1,993
			16,983
Information Technology - 30.1% (b)
ADTRAN	(a)	263,840	5,050
Applied Films	*	225,620	4,864
Avocent	*	132,850	5,383
Captiva Software	*	167,320	1,707
Digital Insight	*(a)	187,840	3,456
Digitas	*(a)	819,455	7,826
Embarcadero Technologies	*	368,670	3,469
FormFactor	*(a)	58,900	1,599
Global Payments	(a)	50,710	2,969
Hyperion Solutions	*(a)	100,970	4,707
Integrated Circuit Systems	*(a)	116,060	2,428
Integrated Device Technology	*	361,920	4,184
Ixia	*	154,970	2,605
Komag	*(a)	249,180	4,680
Kronos	*	119,890	6,130
LeCroy	*	31,310	731

Lipman Electronic Engineering		70,920	1,979
Manhattan Associates	*(a)	152,620	3,645
Maxtor	*	330,420	1,751
MPS Group	*	216,540	2,655
QLogic	*(a)	159,130	5,845
Quest Software	*	355,510	5,670
Silicon Laboratories	*(a)	131,980	4,660
Take-Two Interactive Software	*(a)	56,690	1,972
Tekelec	*(a)	200,670	4,102
Tridium Warrant	*(c)	20,500	—
Tridium, Cl B	(c)	278,500	123
Varian Semiconductor Equipment Associates	*(a)	148,790	5,483
VideoPropulsion	*(c)	809,856	—
			99,673
Telecommunication Services - 1.6%
General Communication	*	469,608	5,184

Total Common Stocks (Cost $283,289)			329,415

Affiliated Money Market Fund - 0.3%
First American Prime Obligations Fund, Cl Z	(d)	1,159,952	1,160
Total Affiliated Money Market Fund (Cost $1,160)			1,160

	SHARES/PAR (000)	VALUE (000)
Investments Purchased with Proceeds from Securities Lending — 38.4%
Commercial Paper - 11.8%
Bluegrass
2.490%, 8/18/05	442	442
2.480%, 11/18/05	451	451
Cable Beach
2.407%, 1/06/05	1,127	1,127
Concord Minutemen Capital
2.330%, 1/06/05	2,707	2,707
2.370%, 1/10/05	1,241	1,241
2.380%, 1/11/05	812	812
2.380%, 1/12/05	1,128	1,128
Descartes Funding Trust
2.403%, 11/15/05	1,128	1,128
Ford Credit Floor Plan
2.010%, 1/05/05	3,834	3,834
2.296%, 1/20/05	338	338
Goldman Sachs
2.413%, 1/18/05	1,128	1,128
Independence
2.473%, 10/17/05	1,337	1,337
Lakeside Funding
2.400%, 1/10/05	1,805	1,805
Leaf’s LLC
2.420%, 4/20/05	1,241	1,241
Liquid Funding
2.407%, 5/25/05	1,128	1,128
MBNA Credit
2.060%, 1/18/05	563	563

Main Street Warehouse
2.335%, 1/05/05	3,383	3,383
Morgan Stanley
2.393%, 7/25/05	2,256	2,256
2.393%, 9/09/05	677	677
Mortgage Interest Network
2.404%, 1/14/05	1,690	1,690
2.407%, 1/31/05	2,251	2,251
Orchard Park
2.411%, 7/06/05	2,328	2,328
2.431%, 10/06/05	496	496
Park Place
2.468%, 1/25/05	1,110	1,110
Sigma Finance
2.383%, 5/17/05	158	158
Thornburg Mortgage
2.405%, 1/14/05	2,254	2,254
2.415%, 1/19/05	2,253	2,253
Total Commercial Paper		39,266

Corporate Obligations - 9.8%
Allstate Life Global
2.447%, 10/14/05	2,256	2,256
2.393%, 10/14/05	564	564
Bayer Landbank NY
2.407%, 6/24/05	2,143	2,143
Blue Heron Funding
2.443%, 5/18/05	632	632
Castle Hill III
2.530%, 9/15/15	677	677
Cheyne High Grade
2.280%, 11/10/39	1,128	1,128
Depfa Bank PLC
2.470%, 6/15/05	1,128	1,128
Duke Funding VI
2.115%, 4/08/05	1,365	1,365
General Electric Capital Corporation
2.460%, 10/07/05	1,129	1,129
Halogen Funding
2.390%, 1/18/06	429	429
Jackson National Life
2.403%, 4/15/05	1,128	1,128
Jefferson Pilot
2.410%, 8/17/05	1,128	1,128
Liquid Funding
2.418%, 6/28/05	1,015	1,015
Merrill Lynch
2.331%, 10/01/05	2,256	2,256
Metlife Global Funding
2.443%, 10/14/05	1,354	1,354
2.458%, 4/28/08	947	947
Morgan Stanley
2.393%, 12/26/08	1,128	1,128
Natexis Banq NY
2.393%, 7/12/05	338	338
2.358%, 7/12/05	1,241	1,241
Northlake CDO
2.523%, 3/07/05	677	677
Premium Asset Trust
2.400%, 5/13/05	1,579	1,579
2.350%, 6/01/05	3,361	3,361
2.413%, 10/14/05	902	902
REMAC
2.390%, 9/29/05	1,210	1,210
RMAC
2.380%, 6/12/05	1,226	1,226

SMM Trust 2004
2.530%, 9/23/05		1,667	1,667
Total Corporate Obligations			32,608

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund		69,925	69
Total Money Market Funds			69

Other Short-Term Investments - 2.8%
ARLO III
2.575%, 9/28/05		3,384	3,384
Commonwealth Life
2.553%, 1/01/05	(e)	1,139	1,139
General Electric Capital Assurance
2.340%, 1/19/05		451	451
HBOS Treasury Services
2.270%, 11/01/05		1,241	1,241
ING USA Annuity & Life
2.826%, 6/30/05		2,932	2,932
Total Other Short-Term Investments			9,147

Repurchase Agreements - 14.0%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $677,741 (collateralized by various securities: Total market value $694,862)		677	677
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $3,384,396 (collateralized by various securities: Total market value $3,602,005)		3,384	3,384
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $4,512,517 (collateralized by corporate securities: Total market value $4,796,713)		4,511	4,511
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $4,512,510 (collateralized by corporate securities: Total market value $4,825,723)		4,512	4,512
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,466,567 (collateralized by collateralized mortgage obligations: Total market value $1,539,701)		1,466	1,466
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $451,251 (collateralized by collateralized mortgage obligations: Total market value $473,761)		451	451
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $451,251 (collateralized by collateralized mortgage obligations: Total market value $473,803)		451	451
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $383,564 (collateralized by collateralized mortgage obligations: Total market value $402,685)		383	383
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $338,439 (collateralized by collateralized mortgage obligations: Total market value $355,329)		338	338
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $225,626 (collateralized by collateralized mortgage obligations: Total market value $236,930)		226	226

CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $676,872 (collateralized by U.S. government securities: Total market value $690,283)	677	677
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $654,310 (collateralized by U.S. government securities: Total market value $667,340)	654	654
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $338,436 (collateralized by U.S. government securities: Total market value $345,140)	338	338
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $4,512,547 (collateralized by mortgage loans: Total market value $4,651,189)	4,512	4,512
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $2,256,274 (collateralized by mortgage loans: Total market value $2,325,599)	2,256	2,256
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $2,256,274 (collateralized by mortgage loans: Total market value $2,325,588)	2,256	2,256
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $1,132,465 (collateralized by commercial loans: Total market value $1,150,939)	1,128	1,128
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $6,768,746 (collateralized by U.S. government securities: Total market value $6,902,802)	6,767	6,767
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $1,173,244 (collateralized by U.S. government securities: Total market value $1,208,213)	1,173	1,173
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $1,150,682 (collateralized by various securities: Total market value $1,192,473)	1,150	1,150
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $383,565 (collateralized by corporate securities: Total market value $421,860)	383	383
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $4,512,514 (collateralized by collateralized mortgage obligations: Total market value $4,960,634)	4,512	4,512
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $2,256,243 (collateralized by U.S. government securities: Total market value $2,300,934)	2,256	2,256
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $1,805,001 (collateralized by U.S. government securities: Total market value $1,846,235)	1,805	1,805
Total Repurchase Agreements		46,266

Total Investments Purchased with Proceeds from Securities Lending (Cost $127,356)		127,356

Total Investments - 138.1%
(Cost $411,805)		457,931
Other Assets and Liabilities, Net - (38.1)%		(126,303)
Total Net Assets - 100.0%		$331,628

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund, held fair valued securities with a market value of $122,540, or 0.0% of total net assets. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date

*	Non-income producing security
(a)	This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a market value of $122,229,079 at December 31, 2004.
(b)	The Fund is significantly invested in this industry sector and therefore is subject to additional risks.
(c)

Securities considered illiquid investments and are fair valued under guidelines established by the Board of Directors. As of December 31, 2004, the fair value of these investments was $122,540 or 0.0% of total net assets.

(d)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(e)	Security has demand features which qualify it as a short term security. The date disclosed is the next put date.
Cl-	Class

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

Small Cap Select Fund

DESCRIPTION		SHARES	VALUE (000)+
Common Stocks - 97.1%

Consumer Discretionary - 16.7%
CBRL Group	(a)	162,720	$6,810
Cooper Tire & Rubber	(a)	410,030	8,836
Gray Television		612,530	9,494
Kerzner International	*(a)	222,900	13,385
Life Time Fitness	*	57,200	1,480
Marvel Enterprises	*(a)	1,068,460	21,882
Men’s Wearhouse	*	295,480	9,444
Michaels Stores	(a)	266,380	7,983
Panera Bread, Cl A	*(a)	171,810	6,927
Petco Animal Supplies	*	64,880	2,561
Radio One	*(a)	589,590	9,504
Ruby Tuesday	(a)	540,690	14,101
Sports Authority	*(a)	271,840	7,000
Station Casinos	(a)	209,930	11,479
Thomas Nelson		158,410	3,580
Too	*	412,120	10,080
WCI Communities	*(a)	263,180	7,738
			152,284
Consumer Staples - 1.5%
NBTY	*(a)	581,840	13,970

Energy - 4.2%
Bill Barrett	*	28,260	904
ENSCO International	(a)	225,290	7,151
Newfield Exploration	*	195,570	11,548
Ultra Petroleum	*	159,290	7,667
Western Gas Resources		120,800	3,533
W-H Energy Services	*	341,100	7,627
			38,430
Financials - 18.3%
Affiliated Managers Group	*(a)	138,400	9,375
AmerUS Group, Cl A	(a)	213,240	9,660
Bank Mutual		571,770	6,958
City National	(a)	130,627	9,229
CoBiz		113,080	2,296
Cullen/Frost Bankers		378,910	18,415
East West Bancorp	(a)	220,400	9,248
First Financial Bankshares		67,740	3,035
First Niagara Financial Group	(a)	486,110	6,781
Glacier Bancorp	(a)	327,280	11,141
Innkeepers USA Trust (REIT)		531,370	7,545
Investors Financial Services	(a)	318,110	15,899

Knight Trading Group	*	617,910	6,766
Lasalle Hotel Properties (REIT)		146,060	4,649
Providian Financial	*(a)	511,320	8,421
Radian Group		146,385	7,794
SL Green Realty	(a)	163,990	9,930
TrustCo Bank Corporation of New York		336,110	4,635
Trustmark		144,170	4,479
Universal American Financial	*	319,436	4,942
Winston Hotels		414,380	4,894
			166,092
Health Care - 12.4%
Abgenix	*(a)	378,460	3,913
AMERIGROUP	*	172,200	13,029
Biosite	*(a)	108,060	6,650
Covance	*	230,260	8,923
deCODE Genetics	*	680,530	5,315
Encysive Pharmaceuticals	*	363,130	3,606
Eyetech Pharmaceuticals	*	86,780	3,949
Human Genome Sciences	*(a)	346,640	4,167
Immucor	*(a)	241,005	5,666
NPS Pharmaceuticals	*(a)	170,190	3,111
Ocular Sciences	*(a)	95,710	4,691
Pediatrix Medical Group	*	148,480	9,510
PerkinElmer		128,110	2,881
Protein Design Labs	*(a)	382,270	7,898
Renal Care	*(a)	343,880	12,376
Respironics	*	135,269	7,353
SonoSite	*	254,970	8,656
Stewart Enterprises, Cl A	*	158,440	1,108
			112,802
Industrials - 18.4%
Actuant, Cl A	*(a)	167,320	8,726
AirTran	*	987,320	10,564
Albany International, Cl A		228,050	8,018
Applied Signal Technology		259,670	9,153
Chicago Bridge & Iron		471,320	18,853
EGL	*(a)	382,600	11,436
Genlyte Group	*	123,710	10,599
Heartland Express	(a)	336,430	7,560
Kennametal		228,920	11,393
Labor Ready	*	443,640	7,506
Mercury Computer Systems	*(a)	333,240	9,891
MTC Technologies	*	339,800	11,407
Power-One	*(a)	1,100,250	9,814
Republic Services		225,180	7,553
Roper Industries		167,800	10,197
Thomas Industries		132,400	5,285
United Defense Industries	*	205,350	9,703
			167,658
Information Technology - 20.7%
Actel	*	260,130	4,563
ADC Telecommunications	*(a)	3,441,810	9,224

Aeroflex	*	319,604	3,874
Avocent	*	237,930	9,641
Benchmark Electronics	*(a)	330,950	11,285
Cabot Microelectronics	*(a)	128,730	5,156
Carreker	*	614,680	5,286
Digitas	*	518,620	4,953
Entegris	*(a)	430,810	4,287
FactSet Research Systems	(a)	280,860	16,413
Foundry Networks	*(a)	760,060	10,002
Hyperion Solutions	*(a)	256,020	11,936
Logitech International	*(a)	307,270	18,667
Macrovision	*(a)	375,480	9,657
MTS Systems		227,790	7,702
Openwave Systems	*(a)	255,920	3,957
QLogic	*(a)	259,200	9,520
SAFENET	*(a)	392,360	14,415
SigmaTel	*	70,820	2,516
Stellent	*	844,980	7,453
The9, ADR	*(a)	288,910	6,824
TIBCO Software	*(a)	808,150	10,781
Varian Semiconductor Equipment Associates	*	3,170	117
			188,229
Materials - 3.9%
Georgia Gulf	(a)	333,880	16,627
Hercules	*(a)	317,900	4,721
Olin	(a)	619,280	13,637
			34,985
Telecommunication Services - 1.0%
AirGate PCS	*(a)	96,310	3,429
General Communication	*	480,630	5,306
			8,735
Total Common Stocks (Cost $690,875)			883,185

Affiliated Money Market - 3.5%
First American Prime Obligations Fund, Cl Z	(b)	32,254,850	32,255
Total Affiliated Money Market (Cost $32,255)			32,255

	SHARES/PAR (000)	VALUE (000)
Investments Purchased with Proceeds from Securities Lending – 39.3%
Commercial Paper - 12.1%

Bluegrass
2.490%, 8/18/05	1,244	1,244
2.480%, 11/18/05	1,269	1,269
Cable Beach
2.407%, 1/06/05	3,171	3,171
Concorde Minutemen Capital
2.330%, 1/06/05	7,613	7,613
2.370%, 1/10/05	3,490	3,490
2.380%, 1/11/05	2,284	2,284
2.380%, 1/12/05	3,172	3,172
Descartes Funding Trust
2.403%, 11/15/05	3,172	3,172

Ford Credit Floor Plan
2.010%, 1/05/05	10,782	10,782
2.296%, 1/20/05	950	950
Goldman Sachs
2.413%, 1/18/05	3,172	3,172
Independence
2.473%, 10/17/05	3,762	3,762
Lakeside Funding
2.400%, 1/10/05	5,076	5,076
Leaf’s LLC
2.420%, 4/20/05	3,490	3,490
Liquid Funding
2.407%, 5/25/05	3,172	3,172
MBNA Credit
2.060%, 1/18/05	1,584	1,584
Main Street Warehouse
2.335%, 1/05/05	9,514	9,514
Morgan Stanley
2.393%, 7/25/05	6,344	6,344
2.393%, 9/09/05	1,903	1,903
Mortgage Interest Network
2.404%, 1/14/05	4,754	4,754
2.407%, 1/31/05	6,331	6,331
Orchard Park
2.411%, 7/06/05	6,547	6,547
2.431%, 10/06/05	1,396	1,396
Park Place
2.468%, 1/25/05	3,122	3,122
Sigma Finance
2.383%, 5/17/05	444	444
Thornburg Mortgage
2.405%, 1/14/05	6,339	6,339
2.415%, 1/19/05	6,337	6,337
Total Commercial Paper		110,434

Corporate Obligations - 10.1%
Allstate Life Global
2.447%, 10/14/05	6,344	6,344
2.393%, 10/14/05	1,586	1,586
Bayer Landbank NY
2.407%, 6/24/05	6,027	6,027
Blue Heron Funding
2.443%, 5/18/05	1,776	1,776
Castle Hill III
2.530%, 9/15/15	1,903	1,903
Cheyne High Grade
2.280%, 11/10/39	3,172	3,172
Depfa Bank PLC
2.470%, 6/15/05	3,172	3,172
Duke Funding VI
2.115%, 4/08/05	3,838	3,838
General Electric Capital Corporation
2.460%, 10/07/05	3,176	3,176
Halogen Funding
2.390%, 1/18/06	1,205	1,205
Jackson National Life
2.403%, 4/15/05	3,172	3,172
Jefferson Pilot
2.410%, 8/17/05	3,172	3,172
Liquid Funding
2.418%, 6/28/05	2,855	2,855
Merrill Lynch
2.331%, 10/01/05	6,345	6,345
Metlife Global Funding
2.443%, 10/14/05	3,809	3,809
2.458%, 4/28/08	2,665	2,665
Morgan Stanley
2.393%, 12/26/08	3,173	3,173
Natexis Banq NY
2.393%, 7/12/05	952	952
2.358%, 7/12/05	3,490	3,490

Northlake CDO
2.523%, 3/07/05		1,903	1,903
Premium Asset Trust
2.400%, 5/13/05		4,441	4,441
2.350%, 6/01/05		9,453	9,453
2.413%, 10/14/05		2,538	2,538
REMAC
2.390%, 9/29/05		3,403	3,403
RMAC
2.380%, 6/12/05		3,449	3,449
SMM Trust 2004
2.530%, 9/23/05		4,690	4,690
Total Corporate Obligations			91,709

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund		193,849	194
Total Money Market Funds			194

Other Short-Term Investments - 2.8%
ARLO III
2.575%, 9/28/05		9,516	9,516
Commonwealth Life
2.553%, 1/01/05	(c)	3,203	3,203
General Electric Capital Assurance
2.340%, 1/19/05		1,269	1,269
HBOS Treasury Services
2.270%, 11/01/05		3,489	3,489
ING USA Annuity & Life
2.826%, 6/30/05		8,248	8,248
Total Other Short-Term Investments			25,725

Repurchase Agreements - 14.3%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $1,906,127 (collateralized by various securities: Total market value $1,954,280)		1,903	1,903
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $9,518,517 (collateralized by various securities: Total market value $10,130,534)		9,517	9,517
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $12,691,324 (collateralized by corporate securities: Total market value $13,490,615)		12,689	12,689
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $12,691,303 (collateralized by corporate securities: Total market value $13,572,207)		12,689	12,689
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $4,124,677 (collateralized by collateralized mortgage obligations: Total market value $4,330,364)		4,124	4,124
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,269,131 (collateralized by collateralized mortgage obligations: Total market value $1,332,440)		1,269	1,269
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,269,131 (collateralized by collateralized mortgage obligations: Total market value $1,332,557)		1,269	1,269
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,078,762 (collateralized by collateralized mortgage obligations: Total market value $1,132,540)		1,079	1,079
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $951,849 (collateralized by collateralized mortgage obligations: Total market value $999,353)		952	952

CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $634,566 (collateralized by collateralized mortgage obligations: Total market value $666,359)	634	634
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $1,903,684 (collateralized by U.S. government securities: Total market value $1,941,400)	1,903	1,903
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $1,840,228 (collateralized by U.S. government securities: Total market value $1,876,875)	1,840	1,840
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $951,842 (collateralized by U.S. government securities: Total market value $970,696)	952	952
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $12,691,409 (collateralized by mortgage loans: Total market value $13,081,333)	12,689	12,689
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $6,345,704 (collateralized by mortgage loans: Total market value $6,540,680)	6,344	6,344
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $6,345,704 (collateralized by mortgage loans: Total market value $6,540,648)	6,344	6,344
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $3,185,025 (collateralized by commercial loans: Total market value $3,236,984)	3,172	3,172
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $19,036,903 (collateralized by U.S. government securities: Total market value $19,413,930)	19,033	19,033
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $3,299,716 (collateralized by U.S. government securities: Total market value $3,398,063)	3,299	3,299
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $3,236,260 (collateralized by various securities: Total market value $3,353,796)	3,236	3,236
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $1,078,767 (collateralized by corporate securities: Total market value $1,186,468)	1,079	1,079
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $12,691,314 (collateralized by collateralized mortgage obligations: Total market value $13,951,638)	12,689	12,689
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $6,345,618 (collateralized by U.S. government securities: Total market value $6,471,311)	6,344	6,344
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $5,076,512 (collateralized by U.S. government securities: Total market value $5,192,484)	5,075	5,075
Total Repurchase Agreements		130,124

Total Investments Purchased with Proceeds from Securities Lending (Cost $358,186)		358,186
Total Investments - 139.9% (Cost $1,081,316)		1,273,626
Other Assets and Liabilities, Net - (39.9)%		(363,692)
Total Net Assets - 100.0%		$909,934

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date

*	Non-income producing security
(a)	This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a market value of $344,699,382 at December 31, 2004.
(b)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(c)	Security has demand features which qualify it as a short term security. The date disclosed is the next put date.
ADR -	American Depository Receipt
Cl -	Class
REIT -	Real Estate Investment Trust

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

Small Cap Value Fund

DESCRIPTION		SHARES	VALUE (000)+
Common Stocks - 99.8%

Consumer Discretionary - 10.8%
ADVO		84,095	$2,998
American Axle & Manufacturing	(a)	88,830	2,724
Aztar	*	87,830	3,067
Fairmont Hotels & Resorts		95,920	3,323
La Quinta	*	427,830	3,889
Lin TV, Cl A	*(a)	127,780	2,441
Linens ‘N Things	*(a)	136,050	3,374
LodgeNet Entertainment	*	127,053	2,248
Men’s Wearhouse	*	209,210	6,686
Regis		71,150	3,284
Ruby Tuesday	(a)	125,370	3,270
Stanley Furniture		41,969	1,886
Steiner Leisure	*	220,790	6,597
Thomas Nelson		110,940	2,507
			48,294
Consumer Staples - 1.3%
Dean Foods	*	57,300	1,888
Elizabeth Arden	*	173,480	4,118
			6,006
Energy - 6.7%
Brigham Exploration	*	300,760	2,707
Forest Oil	*(a)	71,420	2,265
Global Industries	*	354,060	2,935
Hornbeck Offshore Services	*	158,850	3,066
Houston Exploration	*(a)	39,800	2,241
Newfield Exploration	*	73,880	4,363
Range Resources		222,400	4,550
TODCO	*	231,610	4,266
Tsakos Energy Navigation		108,720	3,891
			30,284
Financials - 31.8% (b)
American Capital Strategies		171,630	5,724
Astoria Financial		158,650	6,341
Capitol Bancorp		166,860	5,877
CBL & Associates Properties (REIT)		82,610	6,307
City National	(a)	99,100	7,001
Corporate Office Properties Trust (REIT)		182,150	5,346
Donegal Group, Cl A		116,600	2,674

Equity One (REIT)		193,140	4,583
Federal Agricultural Mortgage, Cl C		104,740	2,440
First Midwest Bancorp		73,110	2,653
First Potomac Realty Trust (REIT)	*	195,930	4,467
First Republic Bank - California		147,990	7,843
Greater Bay Bancorp	(a)	78,130	2,178
IBERIABANK		57,250	3,799
Investors Financial Services	(a)	104,040	5,200
Knight Trading Group	*(a)	453,600	4,967
Lexington Corporate Properties Trust (REIT)	(a)	226,336	5,111
Newcastle Investment (REIT)		102,830	3,268
Philadelphia Consolidated Holding	*	59,260	3,919
Platinum Underwriter Holdings	(a)	180,190	5,604
Protective Life		124,710	5,324
Radian Group		104,578	5,568
Redwood Trust (REIT)	(a)	90,160	5,598
RLI		69,600	2,893
Sky Financial Group		252,910	7,251
Sterling Bancshares		376,210	5,369
Texas Capital Bancshares	*	129,420	2,798
Umpqua Holdings		232,710	5,867
Universal American Financial	*	157,350	2,434
Windrose Medical Properties Trust (REIT)		290,120	4,181
			142,585
Health Care - 6.1%
Abgenix	*(a)	77,530	802
CNS		227,540	2,856
Cooper	(a)	77,020	5,437
Cytyc	*(a)	156,520	4,315
Pediatrix Medical Group	*	80,650	5,166
Renal Care	*(a)	99,915	3,596
Serologicals	*(a)	235,850	5,217
			27,389
Industrials - 21.0%
Alliant Techsystems	*(a)	75,705	4,950
American Woodmark		97,700	4,268
Artesyn Technologies	*	643,980	7,277
Briggs & Stratton	(a)	83,180	3,459
C&D Technologies		59,500	1,014
CLARCOR		104,130	5,703
ESCO Technologies	*	96,050	7,362
ExpressJet Holdings	*(a)	255,840	3,295
Genlyte Group	*	46,820	4,012
Landstar	*(a)	57,640	4,245
Mercury Computer Systems	*(a)	164,730	4,889
Moog, Cl A	*	140,210	6,359
NCO Group	*(a)	255,330	6,600
Northwest Airlines	*(a)	205,890	2,250
Oshkosh Truck		45,810	3,132
Pacer International	*	130,350	2,771

Pentair		135,800	5,915
Simpson Manufacturing		67,740	2,364
Teletech Holdings	*(a)	189,600	1,837
Terex	*	76,740	3,657
Toro	(a)	71,140	5,787
York International	(a)	90,600	3,129
			94,275
Information Technology - 8.2%
Actel	*	220,580	3,869
BISYS Group	*(a)	321,650	5,291
CommScope	*(a)	92,740	1,753
Entegris	*	127,520	1,269
Gateway	*(a)	570,900	3,431
Hypercom	*	409,030	2,421
Micros Systems	*(a)	54,940	4,289
MKS Instruments	*(a)	82,400	1,529
Open Text	*(a)	80,720	1,618
SERENA Software	*(a)	121,760	2,635
SYNNEX	*	162,580	3,912
Xyratex		298,150	4,913
			36,930
Materials - 8.2%
Crown Holdings	*(a)	463,610	6,370
FMC	*	86,760	4,190
Foundation Coal Holdings	*	96,480	2,225
Georgia Gulf	(a)	128,110	6,380
Gibraltar Steel		138,180	3,264
GrafTech International	*(a)	427,380	4,043
Louisiana Pacific	(a)	144,410	3,862
Metals USA	*	99,560	1,847
Minerals Technologies		33,840	2,257
Quanex	(a)	32,620	2,237
			36,675
Telecommunication Services - 0.8%
General Communication	*	331,540	3,660

Utilities - 4.9%
AGL Resources		67,250	2,235
Black Hills		108,430	3,327
CLECO	(a)	79,250	1,606
CMS Energy	*(a)	272,780	2,851
New Jersey Resources		61,120	2,649
NSTAR		73,090	3,967
PNM Resources		122,745	3,104
Westar Energy		107,360	2,455
			22,194
Total Common Stocks
(Cost $310,935)			448,292

Affiliated Money Market Fund - 1.3%
First American Prime Obligations Fund, Cl Z	(c)	5,938,665	5,938
(Cost $5,938)
Total Affiliated Money Market Fund			5,938

	SHARES/PAR (000)	VALUE (000)
Investments Purchased with Proceeds
from Securities Lending — 21.9%
Commercial Paper - 6.7%
Bluegrass
2.490%, 8/18/05	341	341
2.480%, 11/18/05	348	348
Cable Beach
2.407%, 1/06/05	869	869
Concord Minutemen Capital
2.330%, 1/06/05	2,087	2,087
2.370%, 1/10/05	957	957
2.380%, 1/11/05	626	626
2.380%, 1/12/05	870	870
Descartes Funding Trust
2.403%, 11/15/05	870	870
Ford Credit Floor Plan
2.010%, 1/05/05	2,956	2,956
2.296%, 1/20/05	261	261
Goldman Sachs
2.413%, 1/18/05	870	870
Independence
2.473%, 10/17/05	1,031	1,031
Lakeside Funding
2.400%, 1/10/05	1,392	1,392
Leaf’s LLC
2.420%, 4/20/05	957	957
Liquid Funding
2.407%, 5/25/05	870	870
MBNA Credit
2.060%, 1/18/05	434	434
Main Street Warehouse
2.335%, 1/05/05	2,608	2,608
Morgan Stanley
2.393%, 7/25/05	1,739	1,739
2.393%, 9/09/05	522	522
Mortgage Interest Network
2.404%, 1/14/05	1,303	1,303
2.407%, 1/31/05	1,736	1,736
Orchard Park
2.411%, 7/06/05	1,795	1,795
2.431%, 10/06/05	383	383
Park Place
2.468%, 1/25/05	856	856
Sigma Finance
2.383%, 5/17/05	122	122
Thornburg Mortgage
2.405%, 1/14/05	1,738	1,738
2.415%, 1/19/05	1,737	1,737
Total Commercial Paper		30,278

Corporate Obligations - 5.6%
Allstate Life Global
2.447%, 10/14/05		1,739	1,739
2.393%, 10/14/05		435	435
Bayer Landbank NY
2.407%, 6/24/05		1,652	1,652
Blue Heron Funding
2.443%, 5/18/05		487	487
Castle Hill III
2.530%, 9/15/15		522	522
Cheyne High Grade
2.280%, 11/10/39		870	870
Depfa Bank PLC
2.470%, 6/15/05		869	869
Duke Funding VI
2.115%, 4/08/05		1,052	1,052
General Electric Capital Corporation
2.460%, 10/07/05		871	871
Halogen Funding
2.390%, 1/18/06		330	330
Jackson National Life
2.403%, 4/15/05		870	870
Jefferson Pilot
2.410%, 8/17/05		870	870
Liquid Funding
2.418%, 6/28/05		783	783
Merrill Lynch
2.331%, 10/01/05		1,739	1,739
Metlife Global Funding
2.443%, 10/14/05		1,044	1,044
2.458%, 4/28/08		731	731
Morgan Stanley
2.393%, 12/26/08		870	870
Natexis Banq NY
2.393%, 7/12/05		261	261
2.358%, 7/12/05		957	957
Northlake CDO
2.523%, 3/07/05		522	522
Premium Asset Trust
2.400%, 5/13/05		1,218	1,218
2.350%, 6/01/05		2,592	2,592
2.413%, 10/14/05		696	696
REMAC
2.390%, 9/29/05		933	933
RMAC
2.380%, 6/12/05		945	945
SMM Trust 2004
2.530%, 9/23/05		1,286	1,286
Total Corporate Obligations			25,144

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund		53,149	53
Total Money Market Funds			53

Other Short-Term Investments - 1.6%
ARLO III
2.575%, 9/28/05		2,609	2,609
Commonwealth Life
2.553%, 1/01/05	(d)	878	878
General Electric Capital Assurance
2.340%, 1/19/05		348	348
HBOS Treasury Services
2.270%, 11/01/05		957	957
ING USA Annuity & Life
2.826%, 6/30/05		2,261	2,261
Total Other Short-Term Investments			7,053

Repurchase Agreements - 8.0%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $522,611 (collateralized by various securities: Total market value $535,814)	522	522
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $2,609,733 (collateralized by various securities: Total market value $2,777,533)	2,609	2,609
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $3,479,636 (collateralized by corporate securities: Total market value $3,698,781)	3,479	3,479
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $3,479,630 (collateralized by corporate securities: Total market value $3,721,151)	3,479	3,479
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,130,881 (collateralized by collateralized mortgage obligations: Total market value $1,187,275)	1,131	1,131
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $347,963 (collateralized by collateralized mortgage obligations: Total market value $365,321)	348	348
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $347,963 (collateralized by collateralized mortgage obligations: Total market value $365,353)	348	348
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $295,769 (collateralized by collateralized mortgage obligations: Total market value $310,514)	296	296
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $260,972 (collateralized by collateralized mortgage obligations: Total market value $273,997)	261	261
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $173,982 (collateralized by collateralized mortgage obligations: Total market value $182,698)	174	174
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $521,941 (collateralized by U.S. government securities: Total market value $532,282)	522	522
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $504,543 (collateralized by U.S. government securities: Total market value $514,591)	504	504
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $260,971 (collateralized by U.S. government securities: Total market value $266,140)	261	261
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $3,479,659 (collateralized by mortgage loans: Total market value $3,586,566)	3,479	3,479
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $1,739,830 (collateralized by mortgage loans: Total market value $1,793,287)	1,739	1,739

Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $1,739,830 (collateralized by mortgage loans: Total market value $1,793,278)	1,739	1,739
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $873,252 (collateralized by commercial loans: Total market value $887,498)	870	870
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $5,219,431 (collateralized by U.S. government securities: Total market value $5,322,802)	5,218	5,218
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $904,698 (collateralized by U.S. government securities: Total market value $931,662)	905	905
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $887,300 (collateralized by various securities: Total market value $919,525)	887	887
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $295,770 (collateralized by corporate securities: Total market value $325,299)	296	296
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $3,479,633 (collateralized by collateralized mortgage obligations: Total market value $3,825,182)	3,479	3,479
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $1,739,806 (collateralized by U.S. government securities: Total market value $1,774,268)	1,739	1,739
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $1,391,849 (collateralized by U.S. government securities: Total market value $1,423,646)	1,392	1,392
Total Repurchase Agreements		35,677

Total Investments Purchased with Proceeds from Securities Lending
(Cost $98,205)		98,205

Total Investments - 123.0%
(Cost $415,078)		552,435
Other Assets and Liabilities, Net - (23.0)%		(103,426)
Total Net Assets - 100.0%		$449,009

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date

*	Non-income producing security
(a)	This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a market value of $93,964,746 at December 31, 2004.
(b)	The Fund is significantly invested in this industry sector and therefore is subject to additional risks.
(c)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(d)	Security has demand features which qualify it as a short term security. The date disclosed is the next put date.
Cl -	Class
REIT -	Real Estate Investment Trust

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

Mid Cap Growth Opportunities Fund

DESCRIPTION		SHARES	VALUE (000)+
Common Stocks - 97.7%

Consumer Discretionary - 19.8%
Bed Bath & Beyond	*	381,820	$15,208
Best Buy	(a)	271,350	16,124
Blockbuster, Cl A	(a)	316,630	3,021
Blockbuster, Cl B		675,380	5,950
Brunswick	(a)	357,720	17,707
Cheesecake Factory	*(a)	185,910	6,037
Chico’s FAS	*(a)	476,800	21,709
Coldwater Creek	*	104,897	3,238
Fortune Brands		198,310	15,306
Gaylord Entertainment	*(a)	543,480	22,571
International Game Technology		208,060	7,153
Las Vegas Sands	*(a)	35,010	1,681
Marriott International, Cl A	(a)	297,110	18,712
Marvel Enterprises	*(a)	2,031,895	41,613
P. F. Chang’s China Bistro	*(a)	75,960	4,280
PETsMART	(a)	204,010	7,248
Radio One	*(a)	665,928	10,735
Royal Caribbean Cruises	(a)	258,050	14,048
Scientific Games	*	791,370	18,866
Station Casinos	(a)	335,740	18,358
Univision Communications, Cl A	*(a)	521,630	15,268
			284,833
Consumer Staples - 1.9%
Bunge Limited	(a)	254,490	14,508
Hershey Foods	(a)	238,340	13,237
			27,745
Energy - 6.4%
Apache		241,544	12,215
Baker Hughes		84,450	3,604
BJ Services	(a)	185,490	8,633
ENSCO International	(a)	323,650	10,273
GlobalSantaFe	(a)	280,730	9,295
National-Oilwell	*(a)	601,020	21,210
Newfield Exploration	*	139,250	8,223
Weatherford International	*(a)	151,810	7,788
XTO Energy	(a)	286,310	10,130
			91,371

Financials - 5.6%
Ameritrade Holding	*(a)	1,548,110	22,014
Calamos Asset Management	*	285,970	7,721
Everest Reinsurance		80,595	7,218
Investors Financial Services	(a)	869,835	43,474
			80,427
Health Care - 22.1%
Aetna		307,970	38,419
Allergan		78,200	6,340
Amylin Pharmaceuticals	*(a)	172,880	4,039
Barr Pharmaceuticals	*(a)	230,052	10,477
Biomet		164,540	7,139
C.R Bard		94,160	6,024
Caremark Rx	*(a)	632,580	24,943
Community Health Systems	*	384,080	10,708
DENTSPLY International		298,800	16,793
Fisher Scientific International	*(a)	573,520	35,776
Genzyme	*(a)	222,830	12,940
ImClone Systems	*(a)	61,490	2,833
PacifiCare Health Systems	*(a)	272,420	15,397
PerkinElmer		1,914,630	43,060
Quest Diagnostics	(a)	231,360	22,106
St. Jude Medical	*	246,380	10,331
Teva Pharmaceutical Industries, ADR	(a)	372,474	11,122
Triad Hospitals	*(a)	212,175	7,895
Varian Medical Systems	*(a)	200,930	8,688
Watson Pharmaceuticals	*(a)	208,600	6,844
Zimmer Holdings	*(a)	198,780	15,926
			317,800
Industrials - 10.2%
Donaldson	(a)	360,440	11,743
Dun & Bradstreet	*(a)	462,690	27,599
L-3 Communications Holdings	(a)	380,540	27,871
MSC Industrial Direct	(a)	176,530	6,352
Power-One	*(a)	1,467,460	13,090
Republic Services		843,505	28,291
Stericycle	*(a)	423,830	19,475
UTI Worldwide	(a)	184,540	12,552
			146,973
Information Technology - 30.6% (b)
Adobe Systems	(a)	245,190	15,383
Altera	*	651,450	13,485
Amphenol, Cl A	*	222,600	8,178
Apple Computer	*	415,030	26,728
Autodesk	(a)	206,760	7,847
Avaya	*(a)	1,042,410	17,929
Avocent	*(a)	321,250	13,017
CDW	(a)	400,415	26,568
Citrix Systems	*(a)	284,810	6,986
Entegris	*(a)	699,450	6,960
F5 Networks	*(a)	271,140	13,210

Fiserv	*(a)	473,850	19,044
Hyperion Solutions	*(a)	548,930	25,591
International Rectifier	*(a)	87,300	3,891
Iron Mountain	*(a)	186,660	5,691
iVillage	*	477,070	2,948
Juniper Networks	*(a)	304,627	8,283
Lam Research	*(a)	233,360	6,746
Linear Technology	(a)	348,610	13,512
Macromedia	*	119,220	3,710
Marvell Technology Group	*(a)	307,890	10,921
Microchip Technology		347,060	9,253
National Semiconductor	(a)	403,330	7,240
NCR	*(a)	1,180,330	81,714
Research in Motion	*(a)	217,710	17,944
Sanmina - SCI	*	694,030	5,878
Silicon Image	*	960,690	15,813
TIBCO Software	*(a)	1,166,480	15,561
VeriSign	*(a)	470,670	15,777
VERITAS Software	*	229,060	6,540
Xilinx	(a)	236,240	7,005
			439,353
Materials - 1.1%
Nalco Holding Company	*	188,320	3,676
Pactiv	*(a)	468,500	11,848
			15,524
Total Common Stocks
(Cost $1,124,266)			1,404,026

Affiliated Money Market Fund - 2.9%
First American Prime Obligations Fund, Cl Z	(c)	42,345,121	42,345

Total Affiliated Money Market Fund
(Cost $42,345)			42,345

	SHARES/PAR (000)	VALUE (000)
Investments Purchased with Proceeds
from Securities Lending — 46.7%
Commercial Paper - 14.4%
Bluegrass
2.490%, 8/18/05	2,329	2,329
2.480%, 11/18/05	2,377	2,377
Cable Beach
2.407%, 1/06/05	5,940	5,940
Concord Minutemen Capital
2.330%, 1/06/05	14,261	14,261
2.370%, 1/10/05	6,537	6,537
2.380%, 1/11/05	4,278	4,278
2.380%, 1/12/05	5,942	5,942
Descartes Funding Trust
2.403%, 11/15/05	5,942	5,942
Ford Credit Floor Plan
2.010%, 1/05/05	20,197	20,197
2.296%, 1/20/05	1,780	1,780

Goldman Sachs
2.413%, 1/18/05	5,942	5,942
Independence
2.473%, 10/17/05	7,048	7,048
Lakeside Funding
2.400%, 1/10/05	9,508	9,508
Leaf’s LLC
2.420%, 4/20/05	6,536	6,536
Liquid Funding
2.407%, 5/25/05	5,942	5,942
MBNA Credit
2.060%, 1/18/05	2,968	2,968
Main Street Warehouse
2.335%, 1/05/05	17,821	17,821
Morgan Stanley
2.393%, 7/25/05	11,884	11,884
2.393%, 9/09/05	3,565	3,565
Mortgage Interest Network
2.404%, 1/14/05	8,905	8,905
2.407%, 1/31/05	11,860	11,860
Orchard Park
2.411%, 7/06/05	12,264	12,264
2.431%, 10/06/05	2,615	2,615
Park Place
2.468%, 1/25/05	5,848	5,848
Sigma Finance
2.383%, 5/17/05	832	832
Thornburg Mortgage
2.405%, 1/14/05	11,874	11,874
2.415%, 1/19/05	11,870	11,870
Total Commercial Paper		206,865

Corporate Obligations - 11.9%
Allstate Life Global
2.447%, 10/14/05	11,884	11,884
2.393%, 10/14/05	2,971	2,971
Bayer Landbank NY
2.407%, 6/24/05	11,290	11,290
Blue Heron Funding
2.443%, 5/18/05	3,328	3,328
Castle Hill III
2.530%, 9/15/15	3,565	3,565
Cheyne High Grade
2.280%, 11/10/39	5,942	5,942
Depfa Bank PLC
2.470%, 6/15/05	5,941	5,941
Duke Funding VI
2.115%, 4/08/05	7,190	7,190
General Electric Capital Corporation
2.460%, 10/07/05	5,950	5,950
Halogen Funding
2.390%, 1/18/06	2,258	2,258
Jackson National Life
2.403%, 4/15/05	5,942	5,942
Jefferson Pilot
2.410%, 8/17/05	5,942	5,942
Liquid Funding
2.418%, 6/28/05	5,348	5,348
Merrill Lynch
2.331%, 10/01/05	11,885	11,885
Metlife Global Funding
2.443%, 10/14/05	7,135	7,135
2.458%, 4/28/08	4,992	4,992
Morgan Stanley
2.393%, 12/26/08	5,944	5,944

Natexis Banq NY
2.393%, 7/12/05		1,783	1,783
2.358%, 7/12/05		6,536	6,536
Northlake CDO
2.523%, 3/07/05		3,565	3,565
Premium Asset Trust
2.400%, 5/13/05		8,319	8,319
2.350%, 6/01/05		17,708	17,708
2.413%, 10/14/05		4,753	4,753
REMAC
2.390%, 9/29/05		6,374	6,374
RMAC
2.380%, 6/12/05		6,460	6,460
SMM Trust 2004
2.530%, 9/23/05		8,785	8,785
Total Corporate Obligations			171,790

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund		363,119	363
Total Money Market Funds			363

Other Short-Term Investments - 3.4%
ARLO III
2.575%, 9/28/05		17,826	17,826
Commonwealth Life
2.553%, 1/01/05	(d)	6,000	6,000
General Electric Capital Assurance
2.340%, 1/19/05		2,377	2,377
HBOS Treasury Services
2.270%, 11/01/05		6,536	6,536
ING USA Annuity & Life
2.826%, 6/30/05		15,450	15,450
Total Other Short-Term Investments			48,189

Repurchase Agreements - 17.0%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $3,570,565 (collateralized by various securities: Total market value $3,660,766)	3,565	3,565
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $17,830,124 (collateralized by various securities: Total market value $18,976,556)	17,827	17,827
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $23,773,439 (collateralized by corporate securities: Total market value $25,270,675)	23,769	23,769
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $23,773,400 (collateralized by corporate securities: Total market value $25,423,513)	23,769	23,769
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $7,726,361 (collateralized by collateralized mortgage obligations: Total market value $8,111,655)	7,725	7,725
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $2,377,342 (collateralized by collateralized mortgage obligations: Total market value $2,495,931)	2,377	2,377
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $2,377,342 (collateralized by collateralized mortgage obligations: Total market value $2,496,152)	2,377	2,377

CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $2,020,741 (collateralized by collateralized mortgage obligations: Total market value $2,121,479)	2,020	2,020
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,783,006 (collateralized by collateralized mortgage obligations: Total market value $1,871,992)	1,783	1,783
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,188,671 (collateralized by collateralized mortgage obligations: Total market value $1,248,226)	1,189	1,189
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $3,565,988 (collateralized by U.S. government securities: Total market value $3,636,638)	3,565	3,565
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $3,447,122 (collateralized by U.S. government securities: Total market value $3,515,770)	3,446	3,446
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $1,782,994 (collateralized by U.S. government securities: Total market value $1,818,311)	1,783	1,783
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $23,773,598 (collateralized by mortgage loans: Total market value $24,504,005)	23,769	23,769
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $11,886,799 (collateralized by mortgage loans: Total market value $12,252,027)	11,884	11,884
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $11,886,799 (collateralized by mortgage loans: Total market value $12,251,968)	11,884	11,884
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $5,966,201 (collateralized by commercial loans: Total market value $6,063,530)	5,942	5,942
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $36,660,003 (collateralized by U.S. government securities: Total market value $36,366,252)	35,653	35,653
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $6,181,041 (collateralized by U.S. government securities: Total market value $6,365,265)	6,180	6,180
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $6,062,175 (collateralized by various securities: Total market value $6,282,344)	6,061	6,061
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $2,020,750 (collateralized by corporate securities: Total market value $2,222,497)	2,020	2,020
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $23,773,420 (collateralized by collateralized mortgage obligations: Total market value $26,134,264)	23,769	23,769
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $11,886,638 (collateralized by U.S. government securities: Total market value $12,122,085)	11,884	11,884

Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $9,509,342 (collateralized by U.S. government securities: Total market value $9,726,581)	9,507	9,507
Total Repurchase Agreements		243,748

Total Investments Purchased with Proceeds from Securities Lending
(Cost $670,955)		670,955
Total Investments - 147.3%
(Cost $1,837,566)		2,117,326
Other Assets and Liabilities, Net - (47.3)%		(680,012)
Total Net Assets - 100.0%		$1,437,314

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date

*	Non-income producing security
(a)	This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a market value of $649,755,490 at December 31, 2004.
(b)	The Fund is significantly invested in this industry sector and therefore is subject to additional risks.
(c)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(d)	Security has demand features which qualify it as a short term security. The date disclosed is the next put date.
ADR -	American Depository Receipt
Cl -	Class

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

Mid Cap Value Fund

DESCRIPTION		SHARES	VALUE (000)+
Common Stocks - 98.1%

Consumer Discretionary - 15.8%
Abercrombie & Fitch	(a)	149,950	$7,040
Black & Decker	(a)	82,630	7,299
BorgWarner	(a)	134,470	7,284
Eastman Kodak	(a)	206,740	6,667
Federated Department Stores		103,800	5,999
Fortune Brands		46,100	3,558
Hearst-Argyle Television		176,400	4,653
Hilton Hotels		378,240	8,601
Lear	(a)	127,620	7,786
Lennar	(a)	101,460	5,751
Liz Claiborne	(a)	125,450	5,295
Nordstrom		92,660	4,330
Sears Roebuck and Company	(a)	60,910	3,108
Sherwin Williams	(a)	243,020	10,846
			88,217
Consumer Staples - 5.5%
Bunge Limited	(a)	86,500	4,931
Clorox	(a)	161,540	9,520
Kroger	*(a)	307,820	5,399
Pilgrims Pride	(a)	213,920	6,563
Smithfield Foods	*	141,960	4,201
			30,614
Energy - 7.8%
Apache		4	—
Ashland		158,160	9,233
EOG Resources	(a)	100,980	7,206
GlobalSantaFe	(a)	120,930	4,004
National-Oilwell	*(a)	271,780	9,591
Newfield Exploration	*	47,430	2,801
Valero Energy	(a)	127,690	5,797
Williams	(a)	312,390	5,089
			43,721
Financials - 24.9%
ACE		121,740	5,204
Ambac Financial Group	(a)	66,770	5,484
Apartment Investment & Management	(a)	110,580	4,262
Boston Properties (REIT)	(a)	107,190	6,932
CIT Group		195,240	8,946
City National	(a)	68,680	4,852

Developers Diversified Realty (REIT)	(a)	128,140	5,686
E*TRADE Financial	*	439,370	6,569
Equity Residential Properties Trust (REIT)		108,630	3,930
Genworth Financial	(a)	180,330	4,869
Hibernia, Cl A		149,300	4,406
Investors Financial Services	(a)	127,170	6,356
Lincoln National	(a)	92,760	4,330
Marshall & Ilsley	(a)	198,500	8,774
North Fork Bancorp	(a)	334,949	9,663
Northern Trust	(a)	134,530	6,535
PMI Group	(a)	142,220	5,938
Prologis		131,240	5,687
SAFECO	(a)	92,610	4,838
Simon Property Group (REIT)		86,754	5,610
Synovus Financial		186,810	5,339
TCF Financial	(a)	227,430	7,310
Torchmark		87,680	5,010
W.R. Berkley		55,695	2,627
			139,157
Health Care - 3.8%
CIGNA	(a)	59,320	4,839
Community Health Systems	*	229,560	6,400
Medco Health Solutions	*	101,160	4,208
PerkinElmer		246,510	5,544
			20,991
Industrials - 10.0%
American Standard	*	187,620	7,752
Canadian National Railway		69,590	4,262
Cooper Industries	(a)	85,190	5,784
Dover	(a)	103,970	4,361
Eaton	(a)	166,140	12,022
Joy Global	(a)	207,360	9,006
Republic Services		265,950	8,920
Rockwell Collins	(a)	103,670	4,089
			56,196
Information Technology - 11.1%
Advanced Micro Devices	*(a)	154,770	3,408
Affiliated Computer Services, Cl A	*(a)	68,490	4,122
Amphenol, Cl A	*	175,080	6,432
Avaya	*(a)	348,740	5,998
Computer Sciences	*(a)	102,310	5,767
Convergys	*	19,640	295
Harris	(a)	80,510	4,975
Intuit	*(a)	58,730	2,585
National Semiconductor	(a)	352,380	6,325
NCR	*	235,010	16,270
Xerox	*(a)	348,670	5,931
			62,108
Materials - 8.5%
Bemis		190,630	5,545

Bowater	(a)	108,490	4,770
Cytec Industries		85,660	4,405
Lyondell Chemical	(a)	197,870	5,722
MeadWestvaco		243,660	8,258
NuCor	(a)	70,370	3,683
Phelps Dodge	(a)	57,290	5,667
Rohm & Haas	(a)	101,600	4,494
Temple-Inland		74,280	5,081
			47,625
Telecommunication Services - 1.0%
CenturyTel	(a)	160,740	5,701

Utilities - 9.7%
Cinergy	(a)	148,490	6,182
Constellation Energy		173,030	7,563
Entergy		78,650	5,316
Equitable Resources	(a)	68,720	4,169
PG&E	*(a)	277,190	9,225
PPL	(a)	145,710	7,763
Sempra Energy	(a)	130,020	4,769
TXU	(a)	142,330	9,189
			54,176
Total Common Stocks
(Cost $430,623)			548,506

Affiliated Money Market Fund - 1.3%
First American Prime Obligations Fund, Cl Z	(b)	7,521,029	7,521

Total Affiliated Money Market Fund
(Cost $7,521)			7,521

	SHARES/PAR (000)	VALUE (000)
Investments Purchased with Proceeds
from Securities Lending - 45.1%

Commercial Paper - 13.9%
Bluegrass
2.490%, 8/18/05	877	877
2.480%, 11/18/05	894	894
Cable Beach
2.407%, 1/06/05	2,235	2,235
Concord Minutemen Capital
2.330%, 1/06/05	5,367	5,367
2.370%, 1/10/05	2,460	2,460
2.380%, 1/11/05	1,610	1,610
2.380%, 1/12/05	2,236	2,236
Descartes Funding Trust
2.403%, 11/15/05	2,236	2,236
Ford Credit Floor Plan
2.010%, 1/05/05	7,601	7,601
2.296%, 1/20/05	670	670
Goldman Sachs
2.413%, 1/18/05	2,236	2,236
Independence
2.473%, 10/17/05	2,652	2,652
Lakeside Funding
2.400%, 1/10/05	3,578	3,578

Leaf’s LLC
2.420%, 4/20/05	2,460	2,460
Liquid Funding
2.407%, 5/25/05	2,236	2,236
MBNA Credit
2.060%, 1/18/05	1,117	1,117
Main Street Warehouse
2.335%, 1/05/05	6,707	6,707
Morgan Stanley
2.393%, 7/25/05	4,473	4,473
2.393%, 9/09/05	1,342	1,342
Mortgage Interest Network
2.404%, 1/14/05	3,351	3,351
2.407%, 1/31/05	4,463	4,463
Orchard Park
2.411%, 7/06/05	4,615	4,615
2.431%, 10/06/05	984	984
Park Place
2.468%, 1/25/05	2,201	2,201
Sigma Finance
2.383%, 5/17/05	313	313
Thornburg Mortgage
2.405%, 1/14/05	4,468	4,468
2.415%, 1/19/05	4,467	4,467
Total Commercial Paper		77,849

Corporate Obligations - 11.6%
Allstate Life Global
2.447%, 10/14/05	4,472	4,472
2.393%, 10/14/05	1,118	1,118
Bayer Landbank NY
2.407%, 6/24/05	4,249	4,249
Blue Heron Funding
2.443%, 5/18/05	1,252	1,252
Castle Hill III
2.530%, 9/15/15	1,342	1,342
Cheyne High Grade
2.280%, 11/10/39	2,236	2,236
Depfa Bank PLC
2.470%, 6/15/05	2,236	2,236
Duke Funding VI
2.115%, 4/08/05	2,706	2,706
General Electric Capital Corporation
2.460%, 10/07/05	2,239	2,239
Halogen Funding
2.390%, 1/18/06	850	850
Jackson National Life
2.403%, 4/15/05	2,236	2,236
Jefferson Pilot
2.410%, 8/17/05	2,236	2,236
Liquid Funding
2.418%, 6/28/05	2,012	2,012
Merrill Lynch
2.331%, 10/01/05	4,472	4,472
Metlife Global Funding
2.443%, 10/14/05	2,685	2,685
2.458%, 4/28/08	1,879	1,879
Morgan Stanley
2.393%, 12/26/08	2,237	2,237
Natexis Banq NY
2.393%, 7/12/05	671	671
2.358%, 7/12/05	2,460	2,460
Northlake CDO
2.523%, 3/07/05	1,342	1,342
Premium Asset Trust
2.400%, 5/13/05	3,131	3,131
2.350%, 6/01/05	6,664	6,664
2.413%, 10/14/05	1,789	1,789

REMAC
2.390%, 9/29/05		2,399	2,399
RMAC
2.380%, 6/12/05		2,431	2,431
SMM Trust 2004		—
2.530%, 9/23/05		3,306	3,306
Total Corporate Obligations			64,650

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund		136,653	137
Total Money Market Funds			137

Other Short-Term Investments - 3.2%
ARLO III
2.575%, 9/28/05		6,709	6,709
Commonwealth Life
2.553%, 1/01/05	(c)	2,258	2,258
General Electric Capital Assurance
2.340%, 1/19/05		894	894
HBOS Treasury Services
2.270%, 11/01/05		2,460	2,460
ING USA Annuity & Life
2.826%, 6/30/05		5,814	5,814
Total Other Short-Term Investments			18,135

Repurchase Agreements - 16.4%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $1,343,713 (collateralized by various securities: Total market value $1,377,658)		1,342	1,342
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $6,710,021 (collateralized by various securities: Total market value $7,141,458)		6,709	6,709
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $8,946,672 (collateralized by corporate securities: Total market value $9,510,128)		8,945	8,945
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $8,946,657 (collateralized by corporate securities: Total market value $9,567,645)		8,945	8,945
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $2,907,666 (collateralized by collateralized mortgage obligations: Total market value $3,052,664)		2,907	2,907
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $894,666 (collateralized by collateralized mortgage obligations: Total market value $939,295)		894	894
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $894,666 (collateralized by collateralized mortgage obligations: Total market value $939,378)		894	894
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $760,466 (collateralized by collateralized mortgage obligations: Total market value $798,377)		760	760

CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $671,000 (collateralized by collateralized mortgage obligations: Total market value $704,488)	671	671
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $447,333 (collateralized by collateralized mortgage obligations: Total market value $469,745)	447	447
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $1,341,990 (collateralized by U.S. government securities: Total market value $1,368,568)	1,342	1,342
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $1,297,257 (collateralized by U.S. government securities: Total market value $1,323,092)	1,297	1,297
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $670,995 (collateralized by U.S. government securities: Total market value $684,286)	671	671
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $8,946,732 (collateralized by mortgage loans: Total market value $9,221,606)	8,945	8,945
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $4,473,366 (collateralized by mortgage loans: Total market value $4,610,812)	4,472	4,472
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $4,473,366 (collateralized by mortgage loans: Total market value $4,610,790)	4,473	4,473
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $2,245,264 (collateralized by commercial loans: Total market value $2,281,892)	2,236	2,236
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $13,419,949 (collateralized by U.S. government securities: Total market value $13,685,733)	13,417	13,417
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $2,326,115 (collateralized by U.S. government securities: Total market value $2,395,444)	2,326	2,326
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $2,281,382 (collateralized by various securities: Total market value $2,364,238)	2,281	2,281
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $760,470 (collateralized by corporate securities: Total market value $836,394)	760	760
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $8,946,665 (collateralized by collateralized mortgage obligations: Total market value $9,835,123)	8,945	8,945

Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $4,473,305 (collateralized by U.S. government securities: Total market value $4,561,911)	4,473	4,473
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $3,578,656 (collateralized by U.S. government securities: Total market value $3,660,410)	3,578	3,578
Total Repurchase Agreements		91,730

Total Investments Purchased with Proceeds from Securities Lending
(Cost $252,501)		252,501
Total Investments - 144.5%
(Cost $690,645)		808,528
Other Assets and Liabilities, Net - (44.5)%		(249,316)
Total Net Assets - 100.0%		$559,212

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date

*	Non-income producing security

(a)	This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a market value of $244,835,289 at December 31, 2004.
(b)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(c)	Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

Cl -	Class
REIT -	Real Estate Investment Trust

Schedule of INVESTMENTS December 31, 2004 (unaudited)

Large Cap Growth Opportunities Fund

DESCRIPTION		SHARES	VALUE (000)+
Common Stocks - 99.2%

Consumer Discretionary - 13.8%
Best Buy	(a)	203,010	$12,063
Brunswick	(a)	218,540	10,818
Chico’s FAS	*(a)	218,740	9,959
Home Depot		519,670	22,211
International Game Technology		184,800	6,353
Las Vegas Sands	*(a)	33,720	1,619
Lowe’s	(a)	480,940	27,697
Marriott International, Cl A	(a)	217,010	13,667
McGraw-Hill		279,790	25,612
Nike, Cl B		83,830	7,603
Royal Caribbean Cruises	(a)	155,210	8,450
Staples	(a)	568,030	19,148
Target	(a)	305,290	15,854
Yum! Brands	(a)	281,380	13,276
			194,330
Consumer Staples - 8.0%
Avon Products	(a)	291,840	11,294
PepsiCo		678,680	35,427
Procter & Gamble		464,500	25,585
Wal-Mart Stores		774,050	40,885
			113,191
Energy - 2.0%
Apache		331,960	16,787
BP, ADR		69,220	4,042
Halliburton		195,810	7,684
			28,513
Financials - 12.5%
American International Group	(a)	609,441	40,022
AmeriTrade Holding	*	669,260	9,517
Capital One Financial	(a)	265,090	22,323
Goldman Sachs Group	(a)	189,380	19,703
Investors Financial Services	(a)	587,130	29,345
MBNA		831,195	23,431
Northern Trust	(a)	231,740	11,258
Wells Fargo		338,380	21,030
			176,629

Health Care - 21.3%
Aetna	(a)	170,260	21,240
Alcon	(a)	143,350	11,554
C.R Bard		181,840	11,634
Caremark Rx	*(a)	372,536	14,689
DENTSPLY International		155,240	8,725
Genentech	*(a)	252,240	13,732
Guidant		125,730	9,065
Johnson & Johnson	(a)	495,690	31,437
PerkinElmer		438,390	9,859
Pfizer		1,320,760	35,515
Quest Diagnostics	(a)	180,860	17,281
St. Jude Medical	*	282,540	11,847
Teva Pharmaceutical Industries, ADR	(a)	503,050	15,021
UnitedHealth Group	(a)	443,690	39,058
Varian Medical Systems	*(a)	95,870	4,145
Wyeth Pharmaceuticals		432,820	18,434
Zimmer Holdings	*(a)	324,789	26,022
			299,258
Industrials - 9.3%
3M		285,430	23,425
Dun & Bradstreet	*	147,330	8,788
MSC Industrial Direct		159,300	5,732
Pentair		290,590	12,658
Rockwell Collins	(a)	331,390	13,070
Tyco International	(a)	318,120	11,370
United Parcel Service, Cl B	(a)	278,790	23,825
United Technologies		242,000	25,011
UTi Worldwide	(a)	109,510	7,449
			131,328
Information Technology - 32.3%	(b)
Adobe Systems	(a)	183,730	11,527
Altera	*(a)	271,510	5,620
Amphenol, Cl A	*	197,480	7,255
Analog Devices	(a)	487,420	17,996
Apple Computer	*	89,380	5,756
Applied Materials	*	393,930	6,736
Autodesk	(a)	138,820	5,268
Avaya	*(a)	334,610	5,755
CDW	(a)	330,640	21,938
Cisco Systems	*	745,688	14,392
Dell	*(a)	929,790	39,181
eBay	*(a)	189,450	22,029
Google	*(a)	38,910	7,514
IBM		157,220	15,499
Intel		1,106,040	25,870
Marvell Technology Group	*(a)	230,280	8,168
Maxim Integrated Products	(a)	243,690	10,330
Microchip Technology	(a)	326,960	8,717

Microsoft		963,190	25,727
Motorola	(a)	987,010	16,977
National Semiconductor	(a)	339,180	6,088
NCR	*(a)	600,990	41,607
Oracle	*	1,168,340	16,030
QUALCOMM		576,360	24,438
Research in Motion	*(a)	80,250	6,614
Sanmina - SCI	*	440,690	3,733
SAP, ADR	(a)	201,390	8,904
Texas Instruments	(a)	1,077,110	26,518
Xerox	*(a)	954,580	16,237
Xilinx	(a)	380,900	11,294
Yahoo!	*(a)	292,870	11,035
			454,753
Total Common Stocks
(Cost $1,224,612)			1,398,002

Affiliated Money Market Fund - 0.9%
First American Prime Obligations Fund, Cl Z	(c)	12,070,329	12,070
Total Affiliated Money Market Fund
(Cost $12,070)			12,070

Investments Purchased with Proceeds from Securities Lending - 40.3%

Commercial Paper - 12.4%
Bluegrass
2.490%, 8/18/05		1,971	1,971
2.480%, 11/18/05		2,011	2,011
Cable Beach
2.407%, 1/06/05		5,026	5,026
Concord Minutemen Capital
2.330%, 1/06/05		12,066	12,066
2.370%, 1/10/05		5,530	5,530
2.380%, 1/11/05		3,620	3,620
2.380%, 1/12/05		5,027	5,027
Descartes Funding Trust
2.403%, 11/15/05		5,027	5,027
Ford Credit Floor Plan
2.010%, 1/05/05		17,088	17,088
2.296%, 1/20/05		1,506	1,506
Goldman Sachs
2.413%, 1/18/05		5,027	5,027
Independence
2.473%, 10/17/05		5,963	5,963
Lakeside Funding
2.400%, 1/10/05		8,044	8,044

Leaf’s LLC
2.420%, 4/20/05	5,530	5,530
Liquid Funding
2.407%, 5/25/05	5,028	5,028
MBNA Credit
2.060%, 1/18/05	2,511	2,511
Main Street Warehouse
2.335%, 1/05/05	15,078	15,078
Morgan Stanley
2.393%, 7/25/05	10,055	10,055
2.393%, 9/09/05	3,017	3,017
Mortgage Interest Network
2.404%, 1/14/05	7,534	7,534
2.407%, 1/31/05	10,034	10,034
Orchard Park
2.411%, 7/06/05	10,376	10,376
2.431%, 10/06/05	2,212	2,212
Park Place
2.468%, 1/25/05	4,948	4,948
Sigma Finance
2.383%, 5/17/05	704	704
Thornburg Mortgage
2.405%, 1/14/05	10,046	10,046
2.415%, 1/19/05	10,043	10,043
Total Commercial Paper		175,022

Corporate Obligations - 10.3%
Allstate Life Global
2.447%, 10/14/05	10,055	10,055
2.393%, 10/14/05	2,514	2,514
Bayer Landbank NY
2.407%, 6/24/05	9,552	9,552
Blue Heron Funding
2.443%, 5/18/05	2,815	2,815
Castle Hill III
2.530%, 9/15/15	3,017	3,017
Cheyne High Grade
2.280%, 11/10/39	5,028	5,028
Depfa Bank PLC
2.470%, 6/15/05	5,026	5,026
Duke Funding VI
2.115%, 4/08/05	6,083	6,083
General Electric Capital Corporation
2.460%, 10/07/05	5,034	5,034
Halogen Funding
2.390%, 1/18/06	1,910	1,910
Jackson National Life
2.403%, 4/15/05	5,028	5,028
Jefferson Pilot
2.410%, 8/17/05	5,027	5,027
Liquid Funding
2.418%, 6/28/05	4,525	4,525
Merrill Lynch
2.331%, 10/01/05	10,055	10,055
Metlife Global Funding
2.443%, 10/14/05	6,037	6,037
2.458%, 4/28/08	4,224	4,224
Morgan Stanley
2.393%, 12/26/08	5,029	5,029
Natexis Banq NY
2.393%, 7/12/05	1,508	1,508
2.358%, 7/12/05	5,530	5,530
Northlake CDO
2.523%, 3/07/05	3,016	3,016

Premium Asset Trust
2.400%, 5/13/05		7,038	7,038
2.350%, 6/01/05		14,982	14,982
2.413%, 10/14/05		4,022	4,022
REMAC
2.390%, 9/29/05		5,393	5,393
RMAC
2.380%, 6/12/05		5,466	5,466
SMM Trust 2004
2.530%, 9/23/05		7,433	7,433
Total Corporate Obligations			145,347

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund		307,224	307
Total Money Market Funds			307

Other Short-Term Investments - 2.9%
ARLO III
2.575%, 9/28/05		15,082	15,082
Commonwealth Life
2.553%, 1/01/05	(d)	5,077	5,077
General Electric Capital Assurance
2.340%, 1/19/05		2,011	2,011
HBOS Treasury Services
2.270%, 11/01/05		5,530	5,530
ING USA Annuity & Life
2.826%, 6/30/05		13,071	13,071
Total Other Short-Term Investments			40,771

Repurchase Agreements - 14.7%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $3,020,947 (collateralized by various securities: Total market value $3,097,263)		3,017	3,017
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $15,085,529 (collateralized by various securities: Total market value $16,055,491)		15,082	15,082
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $20,113,989 (collateralized by corporate securities: Total market value $21,380,755)		20,110	20,110
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $20,113,955 (collateralized by corporate securities: Total market value $21,510,066)		20,110	20,110
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $6,537,041 (collateralized by collateralized mortgage obligations: Total market value $6,863,026)		6,536	6,536
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $2,011,397 (collateralized by collateralized mortgage obligations: Total market value $2,111,732)		2,011	2,011
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $2,011,397 (collateralized by collateralized mortgage obligations: Total market value $2,111,919)		2,011	2,011

CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,709,688 (collateralized by collateralized mortgage obligations: Total market value $1,794,919)	1,709	1,709
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,508,548 (collateralized by collateralized mortgage obligations: Total market value $1,583,836)	1,508	1,508
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,005,699 (collateralized by collateralized mortgage obligations: Total market value $1,056,086)	1,006	1,006
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $3,017,075 (collateralized by U.S. government securities: Total market value $3,076,850)	3,017	3,017
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $2,916,506 (collateralized by U.S. government securities: Total market value $2,974,587)	2,916	2,916
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $1,508,538 (collateralized by U.S. government securities: Total market value $1,538,418)	1,508	1,508
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $20,114,123 (collateralized by mortgage loans: Total market value $20,732,098)	20,110	20,110
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $10,057,061 (collateralized by mortgage loans: Total market value $10,366,070)	10,055	10,055
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $10,057,061 (collateralized by mortgage loans: Total market value $10,366,020)	10,055	10,055
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $5,047,823 (collateralized by commercial loans: Total market value $5,130,170)	5,027	5,027
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $30,170,851 (collateralized by U.S. government securities: Total market value $30,768,388)	30,165	30,165
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $5,229,592 (collateralized by U.S. government securities: Total market value $5,385,459)	5,229	5,229
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $5,129,023 (collateralized by various securities: Total market value $5,315,301)	5,128	5,128

Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $1,709,696 (collateralized by corporate securities: Total market value $1,880,388)	1,709	1,709
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $20,113,972 (collateralized by collateralized mortgage obligations: Total market value $22,111,411)	20,110	20,110
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $10,056,925 (collateralized by U.S. government securities: Total market value $10,256,130)	10,055	10,055
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $8,045,567 (collateralized by U.S. government securities: Total market value $8,229,367)	8,044	8,044
Toal Repurchase Agreements		206,228

Total Investments Purchased with Proceeds from Securities Lending
(Cost $567,675)		567,675

Total Investments - 140.4%
(Cost $1,804,357)		1,977,747
Other Assets and Liabilities, Net - (40.4)%		(569,072)
Total Net Assets - 100.0%		$1,408,675

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date

*	Non-income producing security

(a)	This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a market value of $550,472,073 at December 31, 2004.

(b)	The fund is significantly invested in this industry sector and therefore is subject to additional risks.

(c)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.

(d)	Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

ADR	- American Depository Receipt
Cl	- Class

Schedule of INVESTMENTS December 31, 2004 (unaudited)

Large Cap Select Fund

DESCRIPTION		SHARES	VALUE (000)+
Common Stocks - 93.0%

Consumer Discretionary - 11.3%
Best Buy	(a)	23,130	$1,374
Chico’s FAS	*(a)	70,300	3,201
Comcast, Cl A	*	167,540	5,576
Gap	(a)	234,360	4,950
Hilton Hotels		370,750	8,431
Lowe’s	(a)	49,250	2,836
Sherwin Williams	(a)	96,000	4,285
Time Warner	*(a)	379,250	7,373
			38,026
Consumer Staples - 6.8%
Avon Products	(a)	81,950	3,172
Clorox	(a)	90,925	5,358
PepsiCo		61,620	3,217
Procter & Gamble		131,398	7,237
Wal-Mart Stores		72,486	3,829
			22,813
Energy - 7.9%
Apache		109,092	5,517
Exxon Mobil		158,550	8,127
Halliburton		204,866	8,039
National-Oilwell	*(a)	135,910	4,796
			26,479
Financials - 17.4%
ACE		84,080	3,594
Allstate	(a)	59,912	3,099
American International Group		167,237	10,983
Bank of America		173,158	8,137
Capital One Financial	(a)	36,450	3,069
CIT Group		95,860	4,392
Citigroup		233,010	11,226
Goldman Sachs Group	(a)	72,231	7,515
MBNA		118,930	3,353
Wells Fargo		47,630	2,960
			58,328

Health Care - 14.3%
Aetna		21,470	2,678
Boston Scientific	*	65,530	2,330
Johnson & Johnson	(a)	177,381	11,250
McKesson HBOC		74,030	2,329
Medtronic		73,695	3,660
Pfizer		325,298	8,747
Teva Pharmaceutical Industries, ADR	(a)	88,520	2,643
UnitedHealth Group	(a)	46,344	4,080
Wyeth Pharmaceuticals		238,250	10,147
			47,864
Industrials - 8.6%
3M		29,374	2,411
Eaton	(a)	43,470	3,146
Emerson Electric		72,280	5,067
General Electric		292,748	10,685
Tyco International	(a)	146,170	5,224
United Technologies		23,815	2,461
			28,994
Information Technology - 21.7%
Analog Devices	(a)	76,310	2,817
CDW	(a)	39,750	2,637
Dell	*	127,862	5,388
Intel		499,916	11,693
Motorola	(a)	436,220	7,503
National Semiconductor	(a)	154,840	2,779
NCR	*	212,230	14,693
Oracle	*	598,610	8,213
QUALCOMM		83,926	3,558
Texas Instruments	(a)	154,630	3,807
VERITAS Software	*	254,350	7,262
Xilinx	(a)	88,500	2,624
			72,974
Materials - 0.7%
Weyerhaeuser	(a)	33,760	2,269
Telecommunication Services - 0.9%
Verizon Communications	(a)	71,388	2,892
Utilities - 3.4%
Exelon	(a)	56,492	2,490
PG&E	*(a)	185,510	6,174
TXU	(a)	44,350	2,863
			11,527
Total Common Stocks
(Cost $281,119)			312,166

Affiliated Money Market Fund - 3.3%
First American Prime Obligations Fund, Cl Z	(b)	11,127,435	11,127
Total Affiliated Money Market Fund
(Cost $11,127)			11,127

Investments Purchased with Proceeds from Securities Lending — 29.3%

Commercial Paper - 9.0%
Bluegrass
2.490%, 8/18/05	342	342
2.480%, 11/18/05	349	349
Cable Beach
2.407%, 1/06/05	873	873
Concord Minutemen Capital
2.330%, 1/06/05	2,095	2,095
2.370%, 1/10/05	960	960
2.380%, 1/11/05	628	628
2.380%, 1/12/05	873	873
Descartes Funding Trust
2.403%, 11/15/05	873	873
Ford Credit Floor Plan
2.010%, 1/05/05	2,967	2,967
2.296%, 1/20/05	261	261
Goldman Sachs
2.413%, 1/18/05	873	873
Independence
2.473%, 10/17/05	1,035	1,035
Lakeside Funding
2.400%, 1/10/05	1,397	1,397
Leaf’s LLC
2.420%, 4/20/05	960	960
Liquid Funding
2.407%, 5/25/05	873	873
MBNA Credit
2.060%, 1/18/05	436	436
Main Street Warehouse
2.335%, 1/05/05	2,618	2,618
Morgan Stanley
2.393%, 7/25/05	1,746	1,746
2.393%, 9/09/05	524	524
Mortgage Interest Network
2.404%, 1/14/05	1,308	1,308
2.407%, 1/31/05	1,742	1,742
Orchard Park
2.411%, 7/06/05	1,802	1,802
2.431%, 10/06/05	384	384
Park Place
2.468%, 1/25/05	859	859
Sigma Finance
2.383%, 5/17/05	122	122
Thornburg Mortgage
2.405%, 1/14/05	1,744	1,744
2.415%, 1/19/05	1,744	1,744
Total Commercial Paper		30,388

Corporate Obligations - 7.5%
Allstate Life Global
2.447%, 10/14/05	1,746	1,746
2.393%, 10/14/05	436	436
Bayer Landbank NY
2.407%, 6/24/05	1,659	1,659
Blue Heron Funding
2.443%, 5/18/05	489	489

Castle Hill III
2.530%, 9/15/15	524	524
Cheyne High Grade
2.280%, 11/10/39	873	873
Depfa Bank PLC
2.470%, 6/15/05	873	873
Duke Funding VI
2.115%, 4/08/05	1,056	1,056
General Electric Capital Corporation
2.460%, 10/07/05	874	874
Halogen Funding
2.390%, 1/18/06	332	332
Jackson National Life
2.403%, 4/15/05	873	873
Jefferson Pilot
2.410%, 8/17/05	873	873
Liquid Funding
2.418%, 6/28/05	786	786
Merrill Lynch
2.331%, 10/01/05	1,746	1,746
Metlife Global Funding
2.443%, 10/14/05	1,048	1,048
2.458%, 4/28/08	733	733
Morgan Stanley
2.393%, 12/26/08	873	873
Natexis Banq NY
2.393%, 7/12/05	262	262
2.358%, 7/12/05	960	960
Northlake CDO
2.523%, 3/07/05	524	524
Premium Asset Trust
2.400%, 5/13/05	1,222	1,222
2.350%, 6/01/05	2,601	2,601
2.413%, 10/14/05	698	698
REMAC
2.390%, 9/29/05	936	936
RMAC
2.380%, 6/12/05	949	949
SMM Trust 2004
2.530%, 9/23/05	1,290	1,290
Total Corporate Obligations		25,236

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund	53,342	53
Total Money Market Funds		53

Other Short-Term Investments - 2.1%
ARLO III
2.575%, 9/28/05	2,619	2,619
Commonwealth Life
2.553%, 1/01/05 (c)	881	881
General Electric Capital Assurance
2.340%, 1/19/05	349	349
HBOS Treasury Services
2.270%, 11/01/05	960	960
ING USA Annuity & Life
2.826%, 6/30/05	2,270	2,270
Total Other Short-Term Investments		7,079

Repurchase Agreements - 10.7%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $524,510 (collateralized by various securities: Total market value $537,761)	524	524

Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $2,619,218 (collateralized by various securities: Total market value $2,787,627)	2,619	2,619
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $3,492,281 (collateralized by corporate securities: Total market value $3,712,223)	3,491	3,491
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $3,492,276 (collateralized by corporate securities: Total market value $3,734,675)	3,491	3,491
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,134,991 (collateralized by collateralized mortgage obligations: Total market value $1,191,590)	1,135	1,135
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $349,228 (collateralized by collateralized mortgage obligations: Total market value $366,648)	349	349
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $349,228 (collateralized by collateralized mortgage obligations: Total market value $366,681)	349	349
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $296,844 (collateralized by collateralized mortgage obligations: Total market value $311,642)	297	297
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $261,921 (collateralized by collateralized mortgage obligations: Total market value $274,993)	262	262
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $174,614 (collateralized by collateralized mortgage obligations: Total market value $183,362)	174	174
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $523,838 (collateralized by U.S. government securities: Total market value $534,217)	524	524
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $506,377 (collateralized by U.S. government securities: Total market value $516,461)	506	506
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $261,919 (collateralized by U.S. government securities: Total market value $267,107)	262	262
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $3,492,305 (collateralized by mortgage loans: Total market value $3,599,600)	3,491	3,491

Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $1,746,152 (collateralized by mortgage loans: Total market value $1,799,804)	1,746	1,746
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $1,746,152 (collateralized by mortgage loans: Total market value $1,799,795)	1,746	1,746
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $876,426 (collateralized by commercial loans: Total market value $890,723)	873	873
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $5,238,399 (collateralized by U.S. government securities: Total market value $5,342,146)	5,237	5,237
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $907,985 (collateralized by U.S. government securities: Total market value $935,048)	908	908
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $890,524 (collateralized by various securities: Total market value $922,867)	890	890
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $296,845 (collateralized by corporate securities: Total market value $326,481)	297	297
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $3,492,279 (collateralized by collateralized mortgage obligations: Total market value $3,839,083)	3,492	3,492
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $1,746,129 (collateralized by U.S. government securities: Total market value $1,780,716)	1,746	1,746
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $1,396,908 (collateralized by U.S. government securities: Total market value $1,428,820)	1,397	1,397
Total Repurchase Agreements		35,806

Total Investments Purchased with Proceeds from Securities Lending
(Cost $98,562)		98,562

Total Investments - 125.6%
(Cost $390,808)		421,855
Other Assets and Liabilities, Net - (25.6)%		(86,115)
Total Net Assets - 100.0%		$335,740

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date

*	Non-income producing security
(a)	This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a market value of $95,412,872 at December 31, 2004.

(b)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(c)	Security has demand features which qualify it as a short term security. The date disclosed is the next put date.
ADR	- American Depository Receipt
Cl	- Class

Schedule of INVESTMENTS December 31, 2004 (unaudited)

Large Cap Value Fund

DESCRIPTION		SHARES	VALUE (000)+
Common Stocks - 99.4%
Consumer Discretionary - 11.6%
Abercrombie & Fitch	(a)	160,830	$7,551
Comcast, Cl A	*	700,000	23,296
Gap	(a)	419,210	8,854
Hilton Hotels		1,015,380	23,090
Lennar		111,990	6,348
McDonald’s		479,780	15,382
Sherwin Williams	(a)	415,310	18,535
Time Warner	*(a)	2,047,260	39,799
			142,855
Consumer Staples - 6.6%
Altria Group	(a)	483,160	29,521
Clorox	(a)	289,050	17,034
Colgate-Palmolive		239,980	12,277
H.J. Heinz		239,000	9,319
Kroger	*(a)	723,700	12,694
			80,845
Energy - 13.6%
Apache		237,144	11,992
BP, ADR		406,990	23,768
ChevronTexaco	(a)	220,310	11,568
ConocoPhillips		159,390	13,840
EOG Resources	(a)	245,170	17,495
Exxon Mobil		1,019,934	52,282
Halliburton	(a)	626,560	24,586
National-Oilwell	*(a)	354,440	12,508
			168,039
Financials - 29.0%	(b)
ACE		334,980	14,320
Allstate	(a)	254,870	13,182
American Express	(a)	163,360	9,209
American International Group		339,320	22,283
Bank of America		1,047,986	49,245
CIT Group		468,650	21,474
Citigroup		985,452	47,479
City National	(a)	92,030	6,502
Genworth Financial	(a)	456,340	12,321
Goldman Sachs Group	(a)	155,930	16,223

J. P. Morgan Chase		651,546	25,417
Marshall & Ilsley	(a)	151,830	6,711
MBNA		574,840	16,205
Merrill Lynch		247,690	14,804
Northern Trust	(a)	199,030	9,669
PMI Group	(a)	292,660	12,219
State Street	(a)	246,510	12,109
TCF Financial	(a)	348,210	11,192
Wachovia		301,760	15,873
Wells Fargo		339,840	21,121
			357,558
Health Care - 4.9%
Caremark Rx	*(a)	348,270	13,732
CIGNA	(a)	89,180	7,274
Johnson & Johnson	(a)	145,820	9,248
Teva Pharmaceutical Industries, ADR	(a)	317,120	9,469
Wyeth Pharmaceuticals		481,810	20,520
			60,243
Industrials - 10.3%
Eaton	(a)	226,070	16,358
Emerson Electric		408,500	28,636
General Dynamics		96,690	10,114
General Electric		1,142,170	41,689
Tyco International	(a)	452,540	16,174
Waste Management		488,090	14,613
			127,584
Information Technology - 9.0%
Computer Associates International	(a)	366,952	11,398
Hewlett-Packard		1,134,638	23,793
Intuit	*(a)	143,050	6,295
Motorola	(a)	1,216,270	20,920
National Semiconductor	(a)	785,450	14,099
NCR	*	502,510	34,789
			111,294
Materials - 6.3%
Dow Chemical		654,290	32,394
MeadWestvaco		431,700	14,630
Phelps Dodge		62,070	6,140
Weyerhaeuser	(a)	370,170	24,883
			78,047
Telecommunication Services - 3.8%
BellSouth		537,710	14,943
SBC Communications	(a)	474,566	12,230
Verizon Communications	(a)	477,792	19,355
			46,528
Utilities - 4.3%
Entergy	(a)	284,250	19,212
Exelon	(a)	394,150	17,370

TXU	(a)	250,060	16,144
			52,726
Total Common Stocks (Cost $1,006,462)			1,225,719

Affiliated Money Market Fund - 0.3%
First American Prime Obligations Fund, Cl Z	(c)	4,218,397	4,218
Total Affiliated Money Market Fund (Cost $4,218)			4,218

Investments Purchased with Proceeds from Securities Lending – 32.1%

Commercial Paper - 9.9%
Bluegrass
2.490%, 8/18/05		1,373	1,373
2.480%, 11/18/05		1,401	1,401
Cable Beach
2.407%, 1/06/05		3,501	3,501
Concord Minutemen Capital
2.330%, 1/06/05		8,404	8,404
2.370%, 1/10/05		3,852	3,852
2.380%, 1/11/05		2,521	2,521
2.380%, 1/12/05		3,502	3,502

Descartes Funding Trust
2.403%, 11/15/05		3,502	3,502
Ford Credit Floor Plan
2.010%, 1/05/05		11,902	11,902
2.296%, 1/20/05		1,049	1,049
Goldman Sachs
2.413%, 1/18/05		3,502	3,502
Independence
2.473%, 10/17/05		4,153	4,153
Lakeside Funding
2.400%, 1/10/05		5,603	5,603
Leaf’s LLC
2.420%, 4/20/05		3,852	3,852
Liquid Funding
2.407%, 5/25/05		3,502	3,502
MBNA Credit
2.060%, 1/18/05		1,749	1,749
Main Street Warehouse
2.335%, 1/05/05		10,502	10,502
Morgan Stanley
2.393%, 7/25/05		7,004	7,004
2.393%, 9/09/05		2,101	2,101
Mortgage Interest Network
2.404%, 1/14/05		5,248	5,248
2.407%, 1/31/05		6,989	6,989
Orchard Park
2.411%, 7/06/05		7,227	7,227
2.431%, 10/06/05		1,541	1,541

Park Place
2.468%, 1/25/05	3,447	3,447
Sigma Finance
2.383%, 5/17/05	490	490
Thornburg Mortgage
2.405%, 1/14/05	6,997	6,997
2.415%, 1/19/05	6,995	6,995
Total Commercial Paper		121,909

Corporate Obligations - 8.2%
Allstate Life Global
2.447%, 10/14/05	7,004	7,004
2.393%, 10/14/05	1,751	1,751
Bayer Landbank NY
2.407%, 6/24/05	6,653	6,653
Blue Heron Funding
2.443%, 5/18/05	1,961	1,961
Castle Hill III
2.530%, 9/15/15	2,101	2,101
Cheyne High Grade
2.280%, 11/10/39	3,502	3,502
Depfa Bank PLC
2.470%, 6/15/05	3,501	3,501
Duke Funding VI
2.115%, 4/08/05	4,237	4,237
General Electric Capital Corporation
2.460%, 10/07/05	3,506	3,506
Halogen Funding
2.390%, 1/18/06	1,331	1,331
Jackson National Life
2.403%, 4/15/05	3,502	3,502
Jefferson Pilot
2.410%, 8/17/05	3,502	3,502
Liquid Funding
2.418%, 6/28/05	3,152	3,152
Merrill Lynch
2.331%, 10/01/05	7,004	7,004
Metlife Global Funding
2.443%, 10/14/05	4,205	4,205
2.458%, 4/28/08	2,942	2,942
Morgan Stanley
2.393%, 12/26/08	3,503	3,503
Natexis Banq NY
2.393%, 7/12/05	1,051	1,051
2.358%, 7/12/05	3,852	3,852
Northlake CDO
2.523%, 3/07/05	2,101	2,101
Premium Asset Trust
2.400%, 5/13/05	4,902	4,902
2.350%, 6/01/05	10,435	10,435
2.413%, 10/14/05	2,801	2,801
REMAC
2.390%, 9/29/05	3,756	3,756
RMAC
2.380%, 6/12/05	3,807	3,807
SMM Trust 2004
2.530%, 9/23/05	5,177	5,177
Total Corporate Obligations		101,239

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund	213,992	214
Total Money Market Funds		214

Other Short-Term Investments - 2.3%
ARLO III
2.575%, 9/28/05	10,505	10,505
Commonwealth Life
2.553%, 1/01/05 (d)	3,536	3,536
General Electric Capital Assurance
2.340%, 1/19/05	1,401	1,401
HBOS Treasury Services
2.270%, 11/01/05	3,852	3,852
ING USA Annuity & Life
2.826%, 6/30/05	9,105	9,105
Total Other Short-Term Investments		28,399

Repurchase Agreements - 11.7%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $2,104,187 (collateralized by various securities: Total market value $2,157,344)	2,101	2,101
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $10,507,559 (collateralized by various securities: Total market value $11,183,169)	10,505	10,505
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $14,010,044 (collateralized by corporate securities: Total market value $14,892,387)	14,007	14,007
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $14,010,020 (collateralized by corporate securities: Total market value $14,982,456)	14,007	14,007
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $4,553,260 (collateralized by collateralized mortgage obligations: Total market value $4,780,320)	4,552	4,552
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,401,003 (collateralized by collateralized mortgage obligations: Total market value $1,470,890)	1,401	1,401
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,401,003 (collateralized by collateralized mortgage obligations: Total market value $1,471,020)	1,401	1,401
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,190,853 (collateralized by collateralized mortgage obligations: Total market value $1,250,219)	1,191	1,191
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,050,752 (collateralized by collateralized mortgage obligations: Total market value $1,103,193)	1,050	1,050
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $700,502 (collateralized by collateralized mortgage obligations: Total market value $735,598)	700	700
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $2,101,490 (collateralized by U.S. government securities: Total market value $2,143,125)	2,101	2,101

CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $2,031,441 (collateralized by U.S. government securities: Total market value $2,071,896)	2,031	2,031
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $1,050,745 (collateralized by U.S. government securities: Total market value $1,071,558)	1,050	1,050
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $14,010,137 (collateralized by mortgage loans: Total market value $14,440,577)	14,007	14,007
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $7,005,069 (collateralized by mortgage loans: Total market value $7,220,303)	7,004	7,004
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $7,005,069 (collateralized by mortgage loans: Total market value $7,220,268)	7,004	7,004
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $3,515,972 (collateralized by commercial loans: Total market value $3,573,329)	3,502	3,502
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $21,014,974 (collateralized by U.S. government securities: Total market value $21,431,177)	21,011	21,011
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $3,642,580 (collateralized by U.S. government securities: Total market value $3,751,146)	3,642	3,642
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $3,572,531 (collateralized by various securities: Total market value $3,702,279)	3,572	3,572
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $1,190,858 (collateralized by corporate securities: Total market value $1,309,751)	1,191	1,191
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $14,010,032 (collateralized by collateralized mortgage obligations: Total market value $15,401,313)	14,007	14,007
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $7,004,974 (collateralized by U.S. government securities: Total market value $7,143,726)	7,004	7,004
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $5,603,998 (collateralized by U.S. government securities: Total market value $5,732,020)	5,603	5,603
Total Repurchase Agreements		143,644

Total Investments Purchased with Proceeds from Securities Lending (Cost $395,405)	395,405

Total Investments - 131.8% (Cost $1,406,085)	1,625,342
Other Assets and Liabilities, Net - (31.8)%	(392,054)
Total Net Assets - 100.0%	$1,233,288

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date

*	Non-income producing security
(a)	This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a market value of $382,221,441 at December 31, 2004.
(b)	The fund is significantly invested in this industry sector and therefore is subject to additional risks.
(c)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(d)	Security has demand features which qualify it as a short term security. The date disclosed is the next put date.
ADR	- American Depository Receipt
Cl	- Class

Schedule of INVESTMENTS December 31, 2004 (Unaudited)

Balanced Fund

DESCRIPTION		SHARES	VALUE (000)+
Common Stocks - 62.9%
Consumer Discretionary - 8.0%
Best Buy		19,637	$1,167
CBRL Group		4,070	170
Chico’s FAS	*(a)	59,690	2,718
Comcast, Cl A	*	142,263	4,735
Cooper Tire & Rubber	(a)	10,260	221
Gap	(a)	198,992	4,203
Gray Television		15,320	237
Hilton Hotels		314,800	7,159
Kerzner International	*	5,570	334
Life Time Fitness	*	1,880	49
Lowe’s	(a)	41,815	2,408
Marvel Enterprises	*(a)	26,725	547
Men’s Wearhouse	*(a)	7,390	236
Michaels Stores	(a)	6,660	200
Panera Bread, Cl A	*(a)	4,300	173
Petco Animal Supplies	*	1,620	64
Radio One	*(a)	14,750	238
Ruby Tuesday	(a)	13,520	353
Sherwin Williams	(a)	81,514	3,638
Sports Authority	*(a)	6,800	175
Station Casinos	(a)	5,250	287
Thomas Nelson		3,960	89
Time Warner	*(a)	322,017	6,260
Too	*	10,310	252
WCI Communities	*(a)	6,580	193
			36,106
Consumer Staples - 4.4%
Avon Products	(a)	69,579	2,693
Clorox	(a)	77,206	4,550
NBTY	*(a)	14,550	349
PepsiCo		52,318	2,731
Procter & Gamble		111,574	6,145
Wal-Mart Stores		61,547	3,251
			19,719
Energy - 5.2%
Apache		92,628	4,684
Bill Barrett	*	710	23
ENSCO International	(a)	5,630	179
Exxon Mobil		134,625	6,901
Halliburton		173,948	6,826
National-Oilwell	*(a)	115,397	4,072
Newfield Exploration	*	4,890	289
Ultra Petroleum	*	3,983	192
Western Gas Resources		3,020	88
W-H Energy Services	*	8,530	191
			23,445

Financials - 12.0%
ACE		71,400	3,052
Affiliated Managers Group	*(a)	3,460	235
Allstate	(a)	50,870	2,631
American International Group		142,007	9,326
AmerUS Group, Cl A		5,330	241
Bank Mutual		14,300	174
Bank of America		147,030	6,909
Capital One Financial	(a)	30,950	2,606
CIT Group		81,396	3,730
Citigroup		197,850	9,532
City National	(a)	3,264	231
CoBiz		2,830	57
Cullen/Frost Bankers	(a)	9,470	460
East West Bancorp	(a)	5,510	231
First Financial Bankshares		1,690	76
First Niagara Financial Group	(a)	12,160	170
Glacier Bancorp		8,190	279
Goldman Sachs Group	(a)	61,332	6,381
Innkeepers USA Trust (REIT)		13,290	189
Investors Financial Services	(a)	7,960	398
Knight Trading Group	*(a)	15,450	169
Lasalle Hotel Properties (REIT)		3,650	116
MBNA		100,978	2,847
Providian Financial	*(a)	12,790	211
Radian Group		3,660	195
SL Green Realty		4,100	248
TrustCo Bank Corporation of New York		8,410	116
Trustmark		3,610	112
Universal American Financial	*	7,709	119
Wells Fargo		40,440	2,513
Winston Hotels (REIT)		10,360	122
			53,676
Health Care - 9.3%
Abgenix	*(a)	9,470	98
Aetna		18,232	2,274
AMERIGROUP	*	4,310	326
Biosite	*(a)	2,700	166
Boston Scientific	*	55,644	1,978
Covance	*	5,760	223
deCODE Genetics	*	17,020	133
Encysive Pharmaceuticals	*	9,080	90
Eyetech Pharmaceuticals	*(a)	2,170	99
Human Genome Sciences	*(a)	8,670	104
Immucor	*	6,030	142
Johnson & Johnson	(a)	150,610	9,552
McKesson HBOC		62,856	1,977
Medtronic		62,580	3,108
NPS Pharmaceuticals	*(a)	4,260	78
Ocular Sciences	*	2,390	117
Pediatrix Medical Group	*	3,710	238
PerkinElmer		3,200	72
Pfizer		276,208	7,427
Protein Design Labs	*(a)	9,560	198
Renal Care	*(a)	8,600	310
Respironics	*	3,380	184
SonoSite	*	6,380	217
Stewart Enterprises, Cl A	*	3,940	27

Teva Pharmaceutical Industries, ADR	(a)	75,159	2,244
UnitedHealth Group	(a)	39,358	3,465
Wyeth		167,431	7,131
			41,978
Industrials - 6.4%
3M		24,940	2,047
Actuant, Cl A	*(a)	4,180	218
AirTran Holdings	*	24,690	264
Albany International, Cl A		5,700	200
Applied Signal Technology		6,500	229
Chicago Bridge & Iron		11,790	472
Eaton	(a)	36,911	2,671
EGL	*(a)	9,570	286
Emerson Electric		61,367	4,302
General Electric		248,574	9,073
Genlyte Group	*	3,090	265
Heartland Express		8,410	189
Kennametal		5,730	285
Labor Ready	*	11,100	188
Mercury Computer Systems	*(a)	8,330	247
MTC Technologies	*	8,500	285
Power-One	*(a)	27,520	245
Republic Services		5,470	183
Roper Industries		4,200	255
Thomas Industries		3,310	132
Tyco International		124,105	4,436
United Defense Industries	*	5,140	243
United Technologies		20,222	2,090
			28,805
Information Technology - 14.2%
Actel	*	6,510	114
ADC Telecommunications	*(a)	86,080	231
Aeroflex	*	7,990	97
Analog Devices		64,792	2,392
Avocent	*	5,950	241
Benchmark Electronics	*(a)	8,280	282
Cabot Microelectronics	*(a)	3,220	129
Carreker	*	15,370	132
CDW	(a)	33,752	2,239
Computer Associates International		357	11
Dell	*	108,571	4,575
Digitas	*(a)	12,970	124
Entegris	*(a)	10,770	107
FactSet Research Systems	(a)	7,020	410
Foundry Networks	*(a)	19,010	250
Hyperion Solutions	*(a)	6,400	298
Intel		424,473	9,928
Logitech International	*	7,690	467
Macrovision	*(a)	9,390	242
Motorola	(a)	370,395	6,371
MTS Systems		5,700	193
National Semiconductor	(a)	131,477	2,360
NCR	*(a)	180,210	12,476
Openwave Systems	*(a)	6,400	99
Oracle	*	508,273	6,974
QLogic	*(a)	6,480	238
QUALCOMM		71,257	3,021
SAFENET	*(a)	9,810	360

SigmaTel	*	1,770	63
Stellent	*	21,130	186
Texas Instruments		131,296	3,233
The9, ADR	*(a)	7,230	171
TIBCO Software	*(a)	20,210	270
Varian Semiconductor Equipment Associates	*	80	3
VERITAS Software	*	118,780	3,391
Xilinx	(a)	75,142	2,228
			63,906
Materials - 0.6%
Georgia Gulf	(a)	8,350	416
Hercules	*(a)	7,950	118
Olin		15,490	341
Weyerhaeuser	(a)	28,667	1,927
			2,802
Telecommunication Services - 0.6%
AirGate PCS	*(a)	2,407	86
General Communication	*	12,023	133
Verizon Communications		60,622	2,456
			2,675
Utilities - 2.2%
Exelon	(a)	47,960	2,114
PG&E	*(a)	157,517	5,242
TXU	(a)	37,656	2,431
			9,787
Total Common Stocks (Cost $250,566)			282,899

		SHARES/PAR (000)
U.S. Government Agency Mortgage-Backed Securities - 11.5%
Adjustable Rate - 0.8%
FNMA Pool
6.198%, 04/01/18, #070009		67	68
3.648%, 08/01/27, #555840	(a)	1,527	1,581
3.558%, 01/01/28, #786281	(b)	547	567
3.492%, 09/01/33, #725553		1,242	1,280
			3,496
Fixed Rate - 10.7%
FHLMC Pool
6.500%, 04/01/08, #E00225		26	27
7.000%, 04/01/08, #E46044		14	15
4.000%, 10/01/10, #M80855		1,175	1,171
4.000%, 03/15/11, #002763		893	889
5.500%, 03/01/13, #E00546		212	220
4.500%, 05/01/18, #P10032		539	548
6.500%, 11/01/28, #C00676		836	880
7.000%, 12/01/29, #G01091		181	192
6.000%, 05/01/32, #C01361		178	184
5.343%, 03/25/44, #001A4B		815	825

FNMA Pool
5.500%, 03/01/06, #424411		122	124
4.375%, 09/15/12, #31359M	(a)	730	729
3.790%, 07/01/13, #386314	(a)	1,401	1,340
6.000%, 09/01/17, #653368		471	494
4.500%, 05/01/18, #000TBA	(c)	750	747
5.000%, 07/01/18, #555621		1,751	1,782
5.000%, 12/01/18, #725012		2,350	2,392
5.000%, 12/01/18, #754043	(a)	1,209	1,231
4.500%, 06/01/19, #045181		459	457
6.000%, 10/01/22, #254513	(a)	764	795

5.500%, 10/01/24, #255456	(c)	1,300	1,330
7.000%, 04/01/29, #323681		188	199
6.500%, 12/01/31, #254169	(a)	743	780
6.500%, 05/01/32, #640032		1,297	1,362
7.000%, 07/01/32, #545815	(a)	405	429
5.500%, 11/01/32, #00FNMA	(c)	1,400	1,420
3.594%, 12/01/32, #555257		1,589	1,655
6.000%, 01/01/33, #676647	(a)	1,233	1,277
6.500%, 03/01/33, #000TBA	(c)	2,250	2,358
5.500%, 04/01/33, #694605	(a)	1,513	1,539
6.000%, 04/01/33, #000TBA	(c)	595	615
5.500%, 06/01/33, #709033	(a)	692	703
5.500%, 06/01/33, #000TBA	(c)	2,250	2,282
5.000%, 07/01/33, #00FNMA	(c)	750	743
5.500%, 07/01/33, #728667	(a)	847	861
5.500%, 08/01/33, #733380	(a)	1,662	1,689
6.000%, 10/01/33, #000TBA	(c)	1,000	1,033
6.000%, 11/01/33, #772256	(a)	338	350
6.000%, 11/01/33, #772130		321	332
5.500%, 12/01/33, #751018		151	154
5.500%, 12/01/33, #756202	(a)	955	971
5.500%, 01/01/34, #255028	(a)	1,321	1,343
5.500%, 05/01/34, #357571		1,207	1,224
5.500%, 06/01/34, #788087		905	920
5.500%, 09/01/34, #781585		1,500	1,524
5.500%, 10/01/34, #255411	(a)	1,237	1,257
5.500%, 11/01/34, #799693		493	501
5.000%, 12/01/34, #781628		1,000	993

GNMA Pool
6.500%, 10/20/10, #002108		53	57
7.500%, 06/15/27, #447728		23	25
7.500%, 09/15/27, #455516		13	14
7.000%, 04/15/29, #506639		317	338
6.000%, 11/15/33, #00GNMA	(a)	1,320	1,368
6.000%, 01/02/35, #00GNMA	(c)	1,275	1,321
			48,009
Total U.S. Government Agency Mortgage-Backed Securities (Cost $51,282)			51,505

Corporate Bonds - 7.8%
Banking - 0.1%
Mizuho Financial Group
5.790%, 04/15/14	(b)	410	430
Basic Industry - 0.4%
Bowater Canada Finance
7.950%, 11/15/11		300	324
Meadwestvaco
6.850%, 04/01/12	(a)	280	316
6.800%, 11/15/32		245	266
PolyOne
10.625%, 05/15/10	(a)	300	338
Tembec Industries
8.500%, 02/01/11		450	452
			1,696
Brokerage - 0.3%
Merrill Lynch
5.360%, 02/01/07		420	436
Morgan Stanley
6.357%, 11/25/34		861	891
			1,327
Capital Goods - 0.1%
Case New Holland
9.250%, 08/01/11	(b)	250	279

Owens-Illinois
8.100%, 05/15/07	(a)	325	345
			624
Communications - 1.2%
Cablevision Systems	(a)
8.000%, 04/15/12	(b)	400	426
Deutsche Telekom International
8.250%, 06/15/30		450	592
Dex Media West
9.875%, 08/15/13	(b)	396	456
France Telecom
8.500%, 03/01/31		845	1,144
News American
7.700%, 10/30/25		600	707
Nextel Communications
5.950%, 03/15/14		305	316
Qwest
8.875%, 03/15/12	(b)	550	635
Sprint Capital
8.750%, 03/15/32		385	515
Time Warner
8.375%, 07/15/33		270	347
			5,138
Consumer Cyclical - 1.2%
Centex
4.550%, 11/01/10		485	483
D.R. Horton
5.000%, 01/15/09		350	353
Duty Free International
7.000%, 01/15/04	(f)	656	39
Ford Motor Credit
7.000%, 10/01/13		725	766
7.450%, 07/16/31	(a)	390	391
General Motors
7.125%, 07/15/13	(a)	1,550	1,581
General Motors Acceptance
5.625%, 05/15/09	(a)	1,375	1,373
Park Place Entertainment
8.125%, 05/15/11		300	348
			5,334
Consumer Non-Cyclical - 0.3%
Delhaize America
9.000%, 04/15/31		290	377
Kraft Foods
4.625%, 11/01/06		670	684
Medco Health Solutions
7.250%, 08/15/13		300	335
			1,396
Credit - 0.7%
Dow Jones CDX	(a)
7.750%, 12/29/09	(b)	1,000	1,028
8.000%, 12/29/09	(b)	2,000	2,046
			3,074
Electric - 0.6%
AES
7.750%, 03/01/14	(a)	400	434
Duke Energy
6.450%, 10/15/32		430	460
Homer City Funding
8.137%, 10/01/19		294	333
Nevada Power
9.000%, 08/15/13	(b)	300	351
TXU Energy
7.000%, 03/15/13		820	916
			2,494

Energy - 0.4%
Canadian Natural Resources
5.850%, 02/01/35		445	443
Chesapeake Energy
7.000%, 08/15/14	(b)	235	250
Gazprom International	(a)
7.201%, 02/01/20	(b)	350	369
Kerr McGee
6.950%, 07/01/24		330	364
7.875%, 09/15/31		355	434
			1,860
Finance Companies - 0.7%
American General Finance
5.875%, 07/14/06		400	415
Trac-X EM
6.500%, 12/20/08	(b)	2,750	2,863
			3,278
Industrial - 0.1%
Cox Communications
4.625%, 06/01/13		500	478
Insurance - 0.1%
Axis Capital Holdings
5.750%, 12/01/14		525	522
Natural Gas - 0.1%
El Paso Natural Gas
7.625%, 08/01/10		300	330
Enterprise Production
5.600%, 10/15/14	(b)	310	312
			642
Sovereigns - 1.2%
Federal Republic of Brazil
10.250%, 06/17/13		750	885
PEMEX
9.125%, 10/13/10		350	419
7.375%, 12/15/14	(a)	790	875
Republic of Turkey
9.000%, 06/30/11		550	626
Republic of Venezuela
8.500%, 10/08/14		450	477
Russian Federation
5.000%, 03/31/30	(b)	750	772
United Mexican States
5.875%, 01/15/14	(a)	355	364
6.625%, 03/03/15		750	803
6.750%, 09/27/34		365	359
			5,580
Technology - 0.1%
Ciena
3.750%, 02/01/08		120	106
Corning
Zero Coupon Bond
2.000%, 11/08/15	(g)	260	203
			309
Transportation - 0.1%
Hertz
7.625%, 06/01/12		275	298
Yankee Corporates - 0.1%
Tengizcheveroil
6.124%, 11/15/14	(b)	310	309
Total Corporate Bonds (Cost $34,915)			34,789

U.S. Government & Agency Securities - 5.5%
U.S. Agency Debentures - 1.6%
FHLMC
3.250%, 11/02/07	(a)	1,550	1,535
3.250%, 02/25/08	(a)	1,500	1,479
4.125%, 09/01/09	(a)	1,475	1,472

FNMA
5.250%, 08/01/12	(a)	720	746
5.000%, 04/01/34		850	845
5.000%, 04/01/34	(a)	1,039	1,033
			7,110
U.S. Treasuries - 3.9%
U.S. Treasury Bills
2.010%, 02/03/05	(d)	165	165
U.S. Treasury Bonds
2.000%, 07/15/14	(e)	1,645	1,697
2.375%, 01/15/25	(a) (e)	1,347	1,440
5.250%, 11/15/28	(a)	1,900	1,991
5.250%, 02/15/29	(a)	1,485	1,558
5.375%, 02/15/31	(a)	7,135	7,712
U.S. Treasury Notes
3.500%, 12/15/09	(a)	1,510	1,502
4.250%, 11/15/14	(a)	1,570	1,573
			17,638
Total U.S. Government & Agency Securities (Cost $24,420)			24,748

CMO - Private Mortgage-Backed Securities - 4.7%
Adjustable Rate - 0.1%
Commercial Mortgage
2.090%, 09/15/14		500	501

Fixed Rate - 4.6%
BACM
4.561%, 11/10/41		710	717
Bank of America Mortgage Backed Securities
4.232%, 08/25/34		810	807
Bear Stearns Asset Backed Securities
5.200%, 01/12/41		875	900
Citicorp Mortgage
5.500%, 10/25/34		790	800
Countrywide Alternative Loan Trust
6.000%, 11/25/34		687	704
Deutsche Mortgage
6.538%, 06/15/31		661	703
Global Signal Trust
4.232%, 12/15/09		750	746
GMAC Commercial Mortgage
6.500%, 01/25/35		862	895
3.896%, 08/10/38		774	775
Greenwich Capital Commercial Funding
5.317%, 06/10/36	(a)	445	461
GRP AG Real Estate Asset Trust
3.960%, 03/25/09		411	412
GS Mortgage Securities
5.396%, 08/10/38	(a)	800	835
IMPAC Mortgage Holdings
1.470%, 12/25/33		869	871
MLCC Mortgage Investors
2.899%, 05/25/29		787	811
Merrill Lynch Mortgage Investors
6.310%, 11/15/26		373	380
2.828%, 01/25/29		1,296	1,335
2.885%, 01/25/29		408	420

Residential Asset Security Trust
5.200%, 11/25/32	327	327
Sequoia Mortgage Trust
2.757%, 06/20/34	963	1,006
2.923%, 08/20/34	770	784
Structured Adjustable Rate Mortgage Loan Trust
3.825%, 08/25/34	524	542
WAMU Mortgage
5.000%, 10/25/18	1,224	1,234
Wells Fargo Mortgage Backed Securities
4.750%, 12/25/18	780	779
4.878%, 02/25/33	688	699
4.457%, 10/25/33	368	361
4.154%, 08/25/34	1,080	1,078
3.450%, 09/25/34	790	783
3.989%, 12/25/34	615	595
Westam Mortgage Financial
6.360%, 08/29/20	2	2
		20,762
Total CMO - Private Mortgage -Backed Securities (Cost $21,210)		21,263

Asset-Backed Securities - 3.8%
Automobiles - 1.0%
Bank One Auto Receivable
1.820%, 09/20/07	1,250	1,236
Capital Auto Receivables Asset Trust
1.440%, 02/15/07	1,153	1,146
2.000%, 11/15/07	1,010	995
Nissan Auto Receivables Trust
1.510%, 08/15/07	537	533
ONYX Acceptance Auto Trust
2.190%, 03/15/08	1,000	988
		4,898
Commercial - 0.2%
Nomura Asset Securities
6.590%, 03/15/30 (a)	750	809
Credit Cards - 1.8%
Bank One Issuance Trust
2.940%, 06/15/08	1,500	1,500
Capital One Master Trust
2.950%, 08/15/09	1,000	993
Citibank Credit Card Issuance Trust
2.700%, 01/15/08	1,000	996
2.500%, 04/07/08	625	618
Fleet Credit Card
5.600%, 12/15/08	1,365	1,407
MBNA Master Trust
4.950%, 06/15/09	1,170	1,206
3.300%, 07/15/10	360	356
Providian Gateway Master Trust
3.350%, 09/15/11	975	966
		8,042
Equipment Leases - 0.3%
CNH
2.470%, 01/15/08	1,315	1,305
Home Equity - 0.3%
Contimortgage
7.120%, 08/15/28	69	68
Countrywide Financial
1.715%, 11/25/23	275	275
1.850%, 03/25/33	226	228
First Franklin Mortgage
4.264%, 06/25/24	580	575

Saxon Asset Securities Trust
1.370%, 03/25/35		166	166
			1,312
Other - 0.2%
Williams Street Funding
1.930%, 09/23/10		895	895
Total Asset-Backed Securities (Cost $17,368)			17,261

CMO - U.S. Government Agency Mortgage-Backed Securities - 0.2%
Fixed Rate - 0.2%
FHLMC
8.600%, 01/15/21		130	130
6.000%, 09/15/21		126	126
FNMA
6.000%, 02/25/11		333	345
8.800%, 01/25/19		8	9
8.000%, 07/25/19		144	155
6.500%, 03/25/20		70	72
9.500%, 06/25/20		28	30
6.500%, 07/25/20		8	8
6.500%, 09/25/20		98	103
GNMA
6.500%, 06/17/20		12	12
Total CMO - U.S. Government Agency Mortgage-Backed Securities (Cost $980)			990

Affiliated Money Market Fund - 4.4%
First American Prime Obligations Fund, Cl Z	(h)	19,773,654	19,774
Total Affiliated Money Market Fund (Cost $19,774)			19,774

Investments Purchased with Proceeds from Securities Lending — 29.7%
Commercial Paper - 9.2%
Bluegrass
2.490%, 8/18/05		463	463
2.480%, 11/18/05		472	472
Cable Beach
2.407%, 1/06/05		1,180	1,180
Concord Minutemen Capital
2.330%, 1/06/05		2,834	2,834
2.370%, 1/10/05		1,299	1,299
2.380%, 1/11/05		850	850
2.380%, 1/12/05		1,181	1,181
Descartes Funding Trust
2.403%, 11/15/05		1,181	1,181
Ford Credit Floor Plan
2.010%, 1/05/05		4,013	4,013
2.296%, 1/20/05		354	354
Goldman Sachs
2.413%, 1/18/05		1,181	1,181
Independence
2.473%, 10/17/05		1,400	1,400
Lakeside Funding
2.400%, 1/10/05		1,889	1,889
Leaf’s LLC
2.420%, 4/20/05		1,299	1,299
Liquid Funding
2.407%, 5/25/05		1,181	1,181
MBNA Credit
2.060%, 1/18/05		590	590
Main Street Warehouse
2.335%, 1/05/05		3,541	3,541
Morgan Stanley
2.393%, 7/25/05		2,361	2,361

2.393%, 9/09/05		708	708
Mortgage Interest Network
2.404%, 1/14/05		1,769	1,769
2.407%, 1/31/05		2,356	2,356
Orchard Park
2.411%, 7/06/05		2,437	2,437
2.431%, 10/06/05		519	519
Park Place
2.468%, 1/25/05		1,162	1,162
Sigma Finance
2.383%, 5/17/05		165	165
Thornburg Mortgage
2.405%, 1/14/05		2,359	2,359
2.415%, 1/19/05		2,358	2,358
Total Commercial Paper			41,102

Corporate Obligations - 7.6%
Allstate Life Global
2.447%, 10/14/05		2,361	2,361
2.393%, 10/14/05		590	590
Bayer Landbank NY
2.407%, 6/24/05		2,243	2,243
Blue Heron Funding
2.443%, 5/18/05		661	661
Castle Hill III
2.530%, 9/15/15		708	708
Cheyne High Grade
2.280%, 11/10/39		1,181	1,181
Depfa Bank PLC
2.470%, 6/15/05		1,180	1,180
Duke Funding VI
2.115%, 4/08/05		1,429	1,429
General Electric Capital Corporation
2.460%, 10/07/05		1,182	1,182
Halogen Funding
2.390%, 1/18/06		449	449
Jackson National Life
2.403%, 4/15/05		1,181	1,181
Jefferson Pilot
2.410%, 8/17/05		1,181	1,181
Liquid Funding
2.418%, 6/28/05		1,063	1,063
Merrill Lynch
2.331%, 10/01/05		2,361	2,361
Metlife Global Funding
2.443%, 10/14/05		1,418	1,418
2.458%, 4/28/08		992	992
Morgan Stanley
2.393%, 12/26/08		1,181	1,181
Natexis Banq NY
2.393%, 7/12/05		354	354
2.358%, 7/12/05		1,299	1,299
Northlake CDO
2.523%, 3/07/05		708	708
Premium Asset Trust
2.400%, 5/13/05		1,653	1,653
2.350%, 6/01/05		3,518	3,518
2.413%, 10/14/05		944	944
REMAC
2.390%, 9/29/05		1,267	1,267
RMAC
2.380%, 6/12/05		1,284	1,284
SMM Trust 2004
2.530%, 9/23/05		1,745	1,745
Total Corporate Obligations			34,133

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund		72,148	72
Total Money Market Funds			72

Other Short-Term Investments - 2.1%
ARLO III
2.575%, 9/28/05		3,542	3,542
Commonwealth Life
2.553%, 1/01/05	(i)	1,192	1,192

General Electric Capital Assurance
2.340%, 1/19/05	472	472
HBOS Treasury Services
2.270%, 11/01/05	1,299	1,299
ING USA Annuity & Life
2.826%, 6/30/05	3,070	3,070
Total Other Short-Term Investments		9,575

Repurchase Agreements - 10.8%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $709,435 (collateralized by various securities: Total market value $727,357)	708	708
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $3,542,665 (collateralized by various securities: Total market value $3,770,449)	3,542	3,542
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $4,723,541 (collateralized by corporate securities: Total market value $5,021,026)	4,723	4,723
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $4,723,533 (collateralized by corporate securities: Total market value $5,051,394)	4,723	4,723
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,535,150 (collateralized by collateralized mortgage obligations: Total market value $1,611,703)	1,535	1,535
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $472,354 (collateralized by collateralized mortgage obligations: Total market value $495,916)	472	472
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $472,354 (collateralized by collateralized mortgage obligations: Total market value $495,960)	472	472
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $401,501 (collateralized by collateralized mortgage obligations: Total market value $421,516)	402	402
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $354,265 (collateralized by collateralized mortgage obligations: Total market value $371,946)	354	354
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $236,177 (collateralized by collateralized mortgage obligations: Total market value $248,010)	236	236
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $708,526 (collateralized by U.S. government securities: Total market value $722,563)	708	708
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $684,908 (collateralized by U.S. government securities: Total market value $698,548)	685	685
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $354,263 (collateralized by U.S. government securities: Total market value $361,280)	354	354
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $4,723,572 (collateralized by mortgage loans: Total market value $4,868,697)	4,723	4,723
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $2,361,786 (collateralized by mortgage loans: Total market value $2,434,353)	2,361	2,361
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $2,361,786 (collateralized by mortgage loans: Total market value $2,434,342)	2,361	2,361
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $1,185,424 (collateralized by commercial loans: Total market value $1,204,762)	1,181	1,181
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $7,085,281 (collateralized by U.S. government securities: Total market value $7,225,605)	7,084	7,084
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $1,228,110 (collateralized by U.S. government securities: Total market value $1,264,714)	1,228	1,228

JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $1,204,493 (collateralized by various securities: Total market value $1,248,238)	1,204	1,204
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $401,503 (collateralized by corporate securities: Total market value $441,588)	401	401
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $4,723,537 (collateralized by collateralized mortgage obligations: Total market value $5,192,613)	4,723	4,723
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $2,361,754 (collateralized by U.S. government securities: Total market value $2,408,535)	2,361	2,361
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $1,889,410 (collateralized by U.S. government securities: Total market value $1,932,573)	1,889	1,889
Total Repurchase Agreements		48,430

Total Investments Purchased with Proceeds from Securities Lending (Cost $133,312)		133,312

Total Investments - 130.5% (Cost $553,827)		586,541
Other Assets and Liabilities, Net - (30.5)%		(137,125)
Total Net Assets - 100.0%		$449,416

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held fair valued securities with a market value of $39,330, or 0.0% of total net assets. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date

*	Non-income producing security

(a)	This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a market value of $129,531,156 at December 31, 2004.

(b)

Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of December 31, 2004, the value of these investments was $11,094,532 or 2.5% of total net assets.

(c)	Security purchased on a when-issued basis. On December 31, 2004, the total cost of investments purchased on a when-issued basis was $12,951,958

(d)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.

(e)

U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f)

Security considered illiquid investment and is fair valued under the guidelines established by the board of directors. As of December 31, 2004, the fair value of these investments is $39,330 or 0.0% of total net assets.

(g)	The rate shown is the effective yield at time of purchase.
(h)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(i)	Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

ADR	- American Depositary Receipt
Cl	- Class
CMO	- Collateralized Mortgage Obligation
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
REIT	- Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts	Market Value Covered By Contracts	Settlement Month	Unrealized Appreciation/ (Depreciation)

90 Day Eurodollars Futures purchased	15	$3,641	Mar-05	$—
90 Day Eurodollars Futures sold	(30)	(7,233)	Dec-05	(40)
U.S. Treasury 10-Yr Note Futures sold	(64)	(7,058)	Mar-05	(23)
U.S. Treasury 10-Yr Swap Futures sold	(15)	(1,679)	Mar-05	13
U.S. Treasury Long Bond Futures purchased	31	3,488	Mar-05	(40)
				$(90)

Schedule of INVESTMENTS December 31, 2004 (Unaudited)

Equity Income Fund

DESCRIPTION		SHARES	VALUE (000)+
Common Stocks - 97.7%
Consumer Discretionary - 6.1%
Dow Jones & Company		401,180	$17,275
Gannett		242,950	19,849
Home Depot		443,500	18,955
McDonald’s		658,430	21,109
Starwood Hotels & Resorts Worldwide		491,980	28,732
			105,920

Consumer Staples - 9.4%
Altria Group		410,470	25,080
Coca-Cola		442,560	18,424
Colgate-Palmolive		439,350	22,477
General Mills		327,700	16,290
H.J. Heinz		579,840	22,608
PepsiCo		290,550	15,167
Procter & Gamble		278,890	15,361
Wal-Mart Stores		531,440	28,071
			163,478

Energy - 7.6%
Baker Hughes	(a)	224,180	9,566
BP, ADR	(a)	168,556	9,844
ChevronTexaco		390,180	20,488
ConocoPhillips		133,170	11,563
Exxon Mobil		963,362	49,382
Kerr-McGee		230,660	13,330
Royal Dutch Petroleum, ADR	(a)	154,160	8,846
Schlumberger		122,620	8,209
			131,228

Financials - 24.0%
Alliance Capital Management Holding		414,930	17,427
AMB Property	(a)	316,020	12,764
American Express		268,770	15,151
American International Group		599,480	39,368
Apartment Investment & Management	(a)	523,100	20,160
Bank of America		775,288	36,431
Citigroup		946,131	45,585
Duke Realty (REIT)		193,122	6,593
Fannie Mae	(a)	260,460	18,547
Goldman Sachs Group	(a)	81,580	8,488

Hartford Financial Services Group		267,590	18,547
J. P. Morgan Chase		889,010	34,680
Marsh & McLennan		265,350	8,730
Merrill Lynch	(a)	269,520	16,109
Morgan Stanley		224,130	12,444
Northern Trust	(a)	187,235	9,096
Partners Trust Financial Group		434,420	5,061
State Street		465,180	22,850
Wachovia		603,255	31,731
Wells Fargo		275,920	17,148
Zions Bancorporation		273,050	18,576
			415,486

Health Care - 12.2%
Abbott Laboratories		566,210	26,414
Baxter International		587,010	20,275
Eli Lilly		106,340	6,035
HCA		228,030	9,112
Johnson & Johnson	(a)	484,190	30,707
McKesson HBOC	(a)	391,420	12,314
Medtronic		164,750	8,183
Pfizer		1,701,462	45,752
Teva Pharmaceutical Industries, ADR		294,480	8,793
Wyeth	(a)	1,044,480	44,484
			212,069

Industrials - 12.7%
3M		276,680	22,707
Avery Dennison	(a)	164,804	9,883
Caterpillar	(a)	419,630	40,918
Emerson Electric		254,610	17,848
General Dynamics		176,110	18,421
General Electric		951,370	34,725
Honeywell International		640,590	22,683
Ingersoll-Rand, Cl A		237,350	19,059
United Parcel Service, Cl B	(a)	204,520	17,478
Waste Management		560,760	16,789
			220,511

Information Technology - 12.1%
Analog Devices		216,740	8,002
Automatic Data Processing		284,560	12,620
Freescale Semiconductor	*	142,592	2,618
Hewlett-Packard		844,735	17,714
IBM		248,930	24,540
Intel		1,162,960	27,202
Microsoft		1,974,520	52,739
Motorola	(a)	1,291,420	22,212
QUALCOMM		361,820	15,341
SAP, ADR	(a)	194,990	8,621
Texas Instruments		360,200	8,868
Xilinx	(a)	300,190	8,901
			209,378

Materials - 6.4%
Alcoa		233,090	7,324
Bemis		663,940	19,314
Compass Minerals International		352,470	8,540
Dow Chemical		226,250	11,202
E.I. DuPont de Nemours		327,860	16,082
Ecolab	(a)	242,880	8,532
Praxair		631,070	27,862
Weyerhaeuser	(a)	191,729	12,888
			111,744

Telecommunication Services - 3.9%
ALLTEL		158,410	9,308
BellSouth		549,980	15,284
SBC Communications		768,930	19,815
Verizon Communications	(a)	595,110	24,108
			68,515

Utilities - 3.3%
Alliant Energy		644,550	18,434
Cinergy	(a)	444,570	18,508
Xcel Energy		1,139,630	20,741
			57,683
Total Common Stocks
(Cost $1,363,581)			1,696,012

		SHARES/PAR (000)

Convertible Corporate Bonds - 1.2%
Liberty Media
0.750%, 03/30/23	(a)	$5,588	6,721
Tower Automotive
6.750%, 06/30/18	(a)	190	1,714
Tribune
2.000%, 05/15/29		137	12,489
Total Convertible Corporate Bonds
(Cost $22,347)			20,924

Affiliated Money Market Fund - 1.3%
First American Prime Obligations Fund, Cl Z	(b)	22,165,808	22,166
Total Affiliated Money Market Fund
(Cost $22,166)			22,166

Investments Purchased with Proceeds
from Securities Lending — 15.3%
Commercial Paper - 4.7%
Bluegrass
2.490%, 8/18/05		921	921
2.480%, 11/18/05		940	940
Cable Beach
2.407%, 1/06/05		2,349	2,349

Concord Minutemen Capital
2.330%, 1/06/05	5,641	5,641
2.370%, 1/10/05	2,585	2,585
2.380%, 1/11/05	1,692	1,692
2.380%, 1/12/05	2,350	2,350
Descartes Funding Trust
2.403%, 11/15/05	2,350	2,350
Ford Credit Floor Plan
2.010%, 1/05/05	7,989	7,989
2.296%, 1/20/05	704	704
Goldman Sachs
2.413%, 1/18/05	2,350	2,350
Independence
2.473%, 10/17/05	2,788	2,788
Lakeside Funding
2.400%, 1/10/05	3,761	3,761
Leaf’s LLC
2.420%, 4/20/05	2,585	2,585
Liquid Funding
2.407%, 5/25/05	2,350	2,350
MBNA Credit
2.060%, 1/18/05	1,174	1,174
Main Street Warehouse
2.335%, 1/05/05	7,049	7,049
Morgan Stanley
2.393%, 7/25/05	4,701	4,701
2.393%, 9/09/05	1,410	1,410
Mortgage Interest Network
2.404%, 1/14/05	3,522	3,522
2.407%, 1/31/05	4,691	4,691
Orchard Park
2.411%, 7/06/05	4,851	4,851
2.431%, 10/06/05	1,034	1,034
Park Place
2.468%, 1/25/05	2,313	2,313
Sigma Finance
2.383%, 5/17/05	329	329
Thornburg Mortgage
2.405%, 1/14/05	4,697	4,697
2.415%, 1/19/05	4,695	4,695
Total Commercial Paper		81,821

Corporate Obligations - 3.9%
Allstate Life Global
2.447%, 10/14/05	4,701	4,701
2.393%, 10/14/05	1,175	1,175
Bayer Landbank NY
2.407%, 6/24/05	4,466	4,466
Blue Heron Funding
2.443%, 5/18/05	1,316	1,316
Castle Hill III
2.530%, 9/15/15	1,410	1,410
Cheyne High Grade
2.280%, 11/10/39	2,350	2,350
Depfa Bank PLC
2.470%, 6/15/05	2,350	2,350
Duke Funding VI
2.115%, 4/08/05	2,844	2,844
General Electric Capital Corporation
2.460%, 10/07/05	2,353	2,353
Halogen Funding
2.390%, 1/18/06	893	893

Jackson National Life
2.403%, 4/15/05	2,350	2,350
Jefferson Pilot
2.410%, 8/17/05	2,350	2,350
Liquid Funding
2.418%, 6/28/05	2,115	2,115
Merrill Lynch
2.331%, 10/01/05	4,701	4,701
Metlife Global Funding
2.443%, 10/14/05	2,822	2,822
2.458%, 4/28/08	1,975	1,975
Morgan Stanley
2.393%, 12/26/08	2,351	2,351
Natexis Banq NY
2.393%, 7/12/05	705	705
2.358%, 7/12/05	2,585	2,585
Northlake CDO
2.523%, 3/07/05	1,410	1,410
Premium Asset Trust
2.400%, 5/13/05	3,291	3,291
2.350%, 6/01/05	7,004	7,004
2.413%, 10/14/05	1,880	1,880
REMAC
2.390%, 9/29/05	2,521	2,521
RMAC
2.380%, 6/12/05	2,555	2,555
SMM Trust 2004
2.530%, 9/23/05	3,475	3,475
Total Corporate Obligations		67,948

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund	143,625	144
Total Money Market Funds		144

Other Short-Term Investments - 1.1%
ARLO III
2.575%, 9/28/05	7,051	7,051
Commonwealth Life
2.553%, 1/01/05 (c)	2,373	2,373
General Electric Capital Assurance
2.340%, 1/19/05	940	940
HBOS Treasury Services
2.270%, 11/01/05	2,585	2,585
ING USA Annuity & Life
2.826%, 6/30/05	6,111	6,111
Total Other Short-Term Investments		19,060

Repurchase Agreements - 5.6%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $1,412,269 (collateralized by various securities: Total market value $1,447,946)	1,410	1,410
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $7,052,366 (collateralized by various securities: Total market value $7,505,815)	7,051	7,051
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $9,403,131 (collateralized by corporate securities: Total market value $9,995,334)	9,401	9,401
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $9,403,115 (collateralized by corporate securities: Total market value $10,055,786)	9,401	9,401

CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $3,056,015 (collateralized by collateralized mortgage obligations: Total market value $3,208,411)	3,056	3,056
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $940,312 (collateralized by collateralized mortgage obligations: Total market value $987,218)	940	940
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $940,312 (collateralized by collateralized mortgage obligations: Total market value $987,305)	940	940
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $799,265 (collateralized by collateralized mortgage obligations: Total market value $839,111)	799	799
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $705,234 (collateralized by collateralized mortgage obligations: Total market value $740,431)	705	705
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $470,156 (collateralized by collateralized mortgage obligations: Total market value $493,712)	470	470
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $1,410,459 (collateralized by U.S. government securities: Total market value $1,438,403)	1,411	1,411
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $1,363,444 (collateralized by U.S. government securities: Total market value $1,390,596)	1,363	1,363
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $705,229 (collateralized by U.S. government securities: Total market value $719,198)	705	705
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $9,403,194 (collateralized by mortgage loans: Total market value $9,692,092)	9,401	9,401
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $4,701,597 (collateralized by mortgage loans: Total market value $4,846,056)	4,701	4,701
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $4,701,597 (collateralized by mortgage loans: Total market value $4,846,033)	4,701	4,701
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $2,359,817 (collateralized by commercial loans: Total market value $2,398,314)	2,350	2,350
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $14,104,635 (collateralized by U.S. government securities: Total market value $14,383,978)	14,102	14,102
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $2,444,793 (collateralized by U.S. government securities: Total market value $2,517,659)	2,444	2,444

JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $2,397,778 (collateralized by various securities: Total market value $2,484,862)	2,397	2,397
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $799,269 (collateralized by corporate securities: Total market value $879,066)	799	799
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $9,403,123 (collateralized by collateralized mortgage obligations: Total market value $10,336,910)	9,401	9,401
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $4,701,533 (collateralized by U.S. government securities: Total market value $4,794,660)	4,701	4,701
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $3,761,239 (collateralized by U.S. government securities: Total market value $3,847,164)	3,761	3,761
Total Repurchase Agreements		96,410

Total Investments Purchased with Proceeds from Securities Lending
(Cost $265,383)		265,383

Total Investments - 115.5%
(Cost $1,673,477)		2,004,485
Other Assets and Liabilities, Net - (15.5)%		(269,711)
Total Net Assets - 100.0%		$1,734,774

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date

*		Non-income producing security
(a)		This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a market value of $257,136,468 at December 31, 2004.
(b)		Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(c)		Security has demand features which qualify it as a short term security. The date disclosed is the next put date.
ADR	-	American Depository Receipt
Cl	-	Class
REIT	-	Real Estate Investment Trust

Schedule of INVESTMENTS December 31, 2004 (Unaudited)

Equity Index Fund

DESCRIPTION		SHARES	VALUE (000)+
Common Stocks - 98.8%
Consumer Discretionary - 11.1%
AutoNation	*(a)	63,150	$1,213
Autozone	*(a)	18,424	1,682
Bed Bath & Beyond	*	65,973	2,628
Best Buy		71,873	4,271
Big Lots	*(a)	25,598	310
Black & Decker		17,429	1,539
Brunswick		20,653	1,022
Carnival	(a)	138,973	8,009
Centex	(a)	27,084	1,614
Circuit City Stores		45,805	716
Clear Channel Communications		137,155	4,593
Coach	*	40,358	2,276
Comcast, Cl A	*	494,865	16,469
Cooper Tire & Rubber	(a)	16,239	350
Dana		32,596	565
Darden Restaurants		35,599	987
Delphi	(a)	122,883	1,108
Dillards, Cl A		18,202	489
Dollar General		74,345	1,544
Dow Jones & Company		17,862	769
Eastman Kodak	(a)	62,841	2,027
Family Dollar Stores	(a)	36,938	1,154
Federated Department Stores		37,495	2,167
Ford Motor	(a)	402,886	5,898
Fortune Brands		31,855	2,459
Gannett		57,234	4,676
Gap	(a)	194,261	4,103
General Motors	(a)	124,250	4,977
Genuine Parts		38,378	1,691
Goodyear Tire & Rubber	*(a)	38,453	564
Harley-Davidson	(a)	65,012	3,949
Harrah’s Entertainment	(a)	24,552	1,642
Hasbro		38,097	738
Hilton Hotels		83,688	1,903
Home Depot		488,226	20,867
International Game Technology		76,500	2,630
Interpublic Group of Companies	*(a)	93,541	1,253
J.C. Penney		60,912	2,522
Johnson Controls		41,596	2,639
Jones Apparel Group		27,759	1,015
KB HOME	(a)	10,313	1,077

Knight-Ridder		17,633	1,180
Kohl’s	*(a)	74,453	3,661
Leggett & Platt		42,197	1,200
Limited		90,052	2,073
Liz Claiborne	(a)	24,074	1,016
Lowe’s	(a)	171,221	9,861
Marriott International, Cl A	(a)	49,831	3,138
Mattel		93,045	1,813
May Department Stores	(a)	61,940	1,821
Maytag	(a)	17,062	360
McDonald’s		277,698	8,903
McGraw-Hill		41,936	3,839
Meredith		9,157	496
New York Times, Cl A	(a)	32,775	1,337
Newell Rubbermaid	(a)	60,178	1,456
News	*(a)	547,020	10,207
Nike, Cl B		57,849	5,246
Nordstrom		30,318	1,417
Office Depot	*(a)	67,954	1,180
Officemax		19,245	604
Omnicom Group		44,131	3,721
Pulte	(a)	29,870	1,906
RadioShack	(a)	36,313	1,194
Reebok International	(a)	13,213	581
Sears Roebuck and Company	(a)	52,186	2,663
Sherwin Williams	(a)	38,712	1,728
Snap-On		12,798	440
Stanley Works		18,659	914
Staples	(a)	110,151	3,713
Starbucks	*	87,956	5,485
Starwood Hotels & Resorts Worldwide		45,320	2,647
Target		198,945	10,331
Tiffany & Company	(a)	32,351	1,034
Time Warner	*(a)	1,016,238	19,756
TJX	(a)	106,764	2,683
Toys ‘R’ Us	*(a)	46,791	958
Tribune		75,891	3,198
Univision Communications, Cl A	*(a)	70,413	2,061
V.F.		24,208	1,341
Viacom, Cl B		385,878	14,042
Visteon	(a)	28,607	279
Walt Disney	(a)	448,223	12,461
Wendy’s International		24,887	977
Whirlpool	(a)	14,708	1,018
Yum! Brands	(a)	63,754	3,008
			281,052

Consumer Staples - 10.4%
Adolph Coors		7,976	604
Alberto-Culver, Cl B		19,336	939
Albertson’s	(a)	80,472	1,922
Altria Group	(a)	453,161	27,688
Anheuser-Busch	(a)	175,920	8,924
Archer-Daniels-Midland		142,943	3,189

Avon Products	(a)	103,606	4,010
Brown-Forman, Cl B		26,616	1,296
Campbell Soup		90,034	2,691
Clorox	(a)	34,563	2,037
Coca-Cola		537,731	22,386
Coca-Cola Enterprises		101,237	2,111
Colgate-Palmolive		117,202	5,996
ConAgra Foods		117,773	3,468
Costco Wholesale	(a)	100,250	4,853
CVS		87,445	3,941
General Mills		83,465	4,149
Gillette		221,040	9,898
H.J. Heinz		77,130	3,007
Hershey Foods	(a)	54,524	3,028
Kellogg		90,972	4,063
Kimberly-Clark		112,837	7,426
Kroger	*(a)	164,678	2,888
McCormick		30,590	1,181
Pepsi Bottling		58,873	1,592
PepsiCo		373,230	19,483
Procter & Gamble		562,578	30,987
Reynolds American	(a)	34,160	2,685
Safeway	*(a)	98,365	1,942
Sara Lee		174,534	4,213
SUPERVALU		29,361	1,014
Sysco		146,370	5,587
UST	(a)	36,606	1,761
Walgreen	(a)	226,632	8,696
Wal-Mart Stores		938,537	49,574
Wrigley, William Jr.		49,363	3,415
			262,644

Energy - 7.1%
Amerada Hess	(a)	19,730	1,625
Anadarko Petroleum	(a)	54,724	3,547
Apache		77,928	3,941
Ashland		14,969	874
Baker Hughes	(a)	73,406	3,132
BJ Services	(a)	36,113	1,681
Burlington Resources		88,044	3,830
ChevronTexaco	(a)	468,324	24,592
ConocoPhillips		150,924	13,105
Devon Energy		103,742	4,038
El Paso	(a)	153,477	1,596
EOG Resources	(a)	25,821	1,843
Exxon Mobil		1,434,002	73,507
Halliburton		102,085	4,006
Kerr-McGee		31,706	1,832
Kinder Morgan	(a)	24,726	1,808
Marathon Oil		74,934	2,818
Nabors Industries	*(a)	32,780	1,681
Noble	*(a)	29,313	1,458
Occidental Petroleum		85,544	4,992
Rowan	*(a)	22,973	595

Schlumberger		129,884	8,696
Sunoco	(a)	16,876	1,379
Transocean	*(a)	75,062	3,182
Unocal		56,664	2,450
Valero Energy	(a)	55,060	2,500
Williams	(a)	117,262	1,910
XTO Energy		49,060	1,736
			178,354

Financials - 20.4%
ACE		62,060	2,653
AFLAC	(a)	112,037	4,464
Allstate		158,047	8,174
Ambac Financial Group	(a)	23,879	1,961
American Express		280,947	15,837
American International Group	(a)	579,590	38,062
AmSouth Bancorp	(a)	76,916	1,992
AON		68,617	1,637
Apartment Investment & Management	(a)	20,738	799
Archstone-Smith Trust	(a)	39,400	1,509
Bank of America	(a)	921,272	43,291
Bank of New York		170,289	5,691
BB&T	(a)	119,746	5,035
Bear Stearns		23,961	2,451
Capital One Financial	(a)	55,103	4,640
Charles Schwab	(a)	299,254	3,579
Chubb	(a)	41,118	3,162
Cincinnati Financial		36,940	1,635
CIT Group		45,192	2,071
Citigroup		1,146,884	55,257
Comerica		38,440	2,346
Compass Bancshares		7,680	374
Countrywide Financial		121,838	4,509
E*TRADE Financial	*(a)	82,710	1,236
Equity Office Properties Trust (REIT)		88,187	2,568
Equity Residential Properties Trust (REIT)		67,396	2,438
Fannie Mae	(a)	214,472	15,273
Federated Investors, Cl B		23,820	724
Fifth Third Bancorp		124,965	5,908
First Horizon National	(a)	27,595	1,190
Franklin Resources		55,045	3,834
Freddie Mac		151,657	11,177
Golden West Financial	(a)	68,614	4,214
Goldman Sachs Group	(a)	106,620	11,093
Hartford Financial Services Group		64,269	4,454
Huntington Bancshares		50,162	1,243
J. P. Morgan Chase		779,931	30,425
Janus Capital Group		52,481	882
Jefferson-Pilot		30,243	1,571
KeyCorp	(a)	90,776	3,077
Lehman Brothers Holdings	(a)	61,157	5,350
Lincoln National		38,985	1,820
Loew’s		40,676	2,860
M & T Bank		25,810	2,783

Marsh & McLennan		116,762	3,841
Marshall & Ilsley	(a)	49,857	2,204
MBIA	(a)	31,789	2,012
MBNA		280,223	7,899
Mellon Financial	(a)	94,446	2,938
Merrill Lynch		208,626	12,470
Metlife		167,143	6,771
MGIC Investment		21,758	1,499
Moody’s	(a)	32,559	2,828
Morgan Stanley		241,983	13,435
National City		148,105	5,561
North Fork Bancorp	(a)	104,277	3,008
Northern Trust	(a)	48,426	2,353
Plum Creek Timber		39,206	1,507
PNC Financial Services	(a)	61,431	3,529
Principal Financial Group		70,990	2,906
Progressive		44,038	3,736
Prologis	(a)	39,350	1,705
Providian Financial	*(a)	63,639	1,048
Prudential Financial		116,880	6,424
Regions Financial	(a)	102,922	3,663
SAFECO	(a)	27,495	1,436
Simon Property Group (REIT)	(a)	48,746	3,152
SLM	(a)	96,690	5,162
Sovereign Bancorp		75,872	1,711
St. Paul Travelers Companies		145,686	5,401
State Street		77,985	3,831
SunTrust Banks	(a)	72,534	5,359
Synovus Financial		66,109	1,889
T. Rowe Price Group		27,766	1,727
Torchmark		24,517	1,401
U.S. Bancorp	(b)	423,524	13,265
UnumProvident	(a)	66,337	1,190
Wachovia		354,707	18,658
Washington Mutual		195,626	8,271
Wells Fargo		372,198	23,132
XL Capital Limited, Cl A	(a)	29,959	2,326
Zions Bancorporation		19,680	1,339
			515,836

Health Care - 12.4%
Abbott Laboratories		347,308	16,202
Aetna	(a)	33,747	4,210
Allergan	(a)	28,636	2,321
AmerisourceBergen	(a)	24,544	1,440
Amgen	*	280,773	18,012
Applied Biosystems Group - Applera	(a)	45,828	958
Bausch & Lomb		11,422	736
Baxter International		134,633	4,650
Becton, Dickinson & Company		55,693	3,163
Biogen IDEC	*(a)	75,032	4,998
Biomet		55,397	2,404
Boston Scientific	*	188,584	6,704
Bristol-Myers Squibb		427,404	10,950

C.R Bard		21,220	1,358
Cardinal Health		97,603	5,676
Caremark Rx	*(a)	99,080	3,907
Chiron	*	41,370	1,379
CIGNA	(a)	31,178	2,543
Eli Lilly		246,594	13,994
Express Scripts	*(a)	16,900	1,292
Fisher Scientific International	*(a)	25,083	1,565
Forest Laboratories, Cl A	*(a)	81,603	3,661
Genzyme	*(a)	54,967	3,192
Gilead Sciences	*	95,470	3,340
Guidant		68,714	4,954
HCA		95,617	3,821
Health Management Associates, Cl A	(a)	52,601	1,195
Hospira	*	34,270	1,148
Humana	*	35,458	1,053
IMS Health		55,643	1,291
Johnson & Johnson	(a)	655,249	41,556
King Pharmaceuticals	*(a)	52,869	656
Laboratory Corporation of America Holdings	*(a)	30,561	1,523
Manor Care		19,538	692
McKesson HBOC	(a)	68,898	2,168
Medco Health Solutions	*(a)	59,313	2,467
MedImmune	*	54,798	1,486
Medtronic		270,558	13,439
Merck		491,033	15,782
Millipore	*	10,997	548
Mylan Laboratories		59,250	1,048
PerkinElmer		27,078	609
Pfizer		1,668,625	44,869
Quest Diagnostics		23,068	2,204
Schering-Plough	(a)	322,233	6,728
St. Jude Medical	*	77,268	3,240
Stryker		87,358	4,215
Tenet Healthcare	*(a)	101,728	1,117
UnitedHealth Group	(a)	146,549	12,901
Watson Pharmaceuticals	*(a)	24,017	788
Wellpoint Health Networks	*(a)	64,621	7,431
Wyeth Pharmaceuticals	(a)	291,982	12,435
Zimmer Holdings	*(a)	53,656	4,299
			314,318

Industrials - 11.6%
3M		175,350	14,391
Allied Waste Industries	*(a)	71,125	660
American Power Conversion	(a)	44,161	945
American Standard	*	47,547	1,965
Apollo Group, Cl A	*(a)	42,343	3,417
Avery Dennison	(a)	24,225	1,453
Boeing		186,185	9,639
Burlington Northern Santa Fe		80,718	3,819
Caterpillar	(a)	75,317	7,344
Cendant		233,478	5,459
Cintas	(a)	37,736	1,655

Cooper Industries	(a)	22,720	1,542
CSX		46,924	1,881
Cummins	(a)	9,570	802
Danaher		67,892	3,898
Deere & Company		54,885	4,083
Delta Air Lines	*(a)	27,733	207
Dover	(a)	44,432	1,863
Eaton	(a)	32,946	2,384
Emerson Electric		93,041	6,522
Equifax		30,777	865
FedEx	(a)	65,701	6,471
Fluor		17,911	976
General Dynamics		43,253	4,524
General Electric		2,341,851	85,478
Goodrich		25,785	842
H & R Block	(a)	39,403	1,931
Honeywell International		188,632	6,679
Illinois Tool Works		67,973	6,300
Ingersoll-Rand, Cl A		38,684	3,106
ITT Industries		20,256	1,711
L-3 Communications Holdings	(a)	22,981	1,683
Lockheed Martin		98,103	5,450
Masco		103,086	3,766
Monster Worldwide	*(a)	26,075	877
Navistar International	*	14,992	659
Norfolk Southern		85,578	3,097
Northrop Grumman		77,244	4,199
Paccar		38,352	3,087
Pall		27,225	788
Parker Hannifin		25,913	1,963
Pitney Bowes		47,467	2,197
Power-One	*	18,220	162
R.R. Donnelley & Sons		47,261	1,668
Raytheon		97,861	3,800
Robert Half International	(a)	38,450	1,132
Rockwell Automation	(a)	40,666	2,015
Rockwell Collins	(a)	38,099	1,503
Ryder System	(a)	13,871	663
Southwest Airlines		169,556	2,760
Textron		30,036	2,217
Tyco International		442,215	15,805
Union Pacific		57,096	3,840
United Parcel Service, Cl B	(a)	246,451	21,062
United Technologies		116,203	12,010
W.W. Grainger		19,973	1,331
Waste Management		126,770	3,795
			294,341

Information Technology - 16.7%
ADC Telecommunications	*(a)	176,367	473
Adobe Systems	(a)	52,937	3,321
Advanced Micro Devices	*(a)	85,506	1,883
Affiliated Computer Services, Cl A	*(a)	28,840	1,736
Agilent Technologies	*	106,927	2,577

Altera	*	83,872	1,736
Analog Devices		83,033	3,066
Andrew	*	35,035	478
Apple Computer	*	89,087	5,737
Applied Materials	*	376,598	6,440
Applied Micro Circuits	*	69,382	292
Autodesk	(a)	49,762	1,888
Automatic Data Processing		131,161	5,817
Avaya	*(a)	99,118	1,705
BMC Software	*	50,094	932
Broadcom, Cl A	*(a)	72,260	2,333
CIENA	*	125,249	418
Cisco Systems	*	1,460,219	28,182
Citrix Systems	*(a)	37,333	916
Computer Associates International	(a)	126,712	3,936
Computer Sciences	*(a)	41,041	2,313
Compuware	*	83,936	543
Comverse Technology	*(a)	43,089	1,054
Convergys	*	35,570	533
Corning	*(a)	307,683	3,621
Dell	*	551,400	23,236
eBay	*(a)	147,008	17,094
Electronic Arts	*(a)	64,578	3,983
Electronic Data Systems	(a)	106,768	2,466
EMC	*	538,810	8,012
First Data		184,609	7,853
Fiserv	*(a)	42,456	1,706
Freescale Semiconductor	*	86,367	1,586
Gateway	*(a)	82,601	496
Hewlett-Packard		669,154	14,032
IBM		368,839	36,360
Intel		1,406,530	32,899
Intuit	*(a)	44,983	1,980
Jabil Circuit	*(a)	43,617	1,116
JDS Uniphase	*(a)	317,739	1,007
KLA-Tencor	*(a)	42,714	1,990
Lexmark International Group, Cl A	*	28,345	2,409
Linear Technology	(a)	68,529	2,656
LSI Logic	*(a)	85,288	467
Lucent Technologies	*(a)	979,473	3,683
Maxim Integrated Products		72,078	3,055
Mercury Interactive	*(a)	19,862	905
Micron Technology	*(a)	133,761	1,652
Microsoft		2,408,002	64,318
Molex		41,916	1,257
Motorola	(a)	539,858	9,286
National Semiconductor	(a)	81,318	1,460
NCR	*(a)	23,188	1,605
Network Appliance	*(a)	78,965	2,623
Novell	*(a)	85,309	576
Novellus Systems	*	33,200	926
NVIDIA	*	36,771	866
Oracle	*	1,153,179	15,822

Parametric Technology	*(a)	59,419	350
Paychex		82,635	2,816
PMC-Sierra	*(a)	39,211	441
QLogic	*(a)	20,673	759
QUALCOMM		362,724	15,379
Sabre Holdings, Cl A		31,490	698
Sanmina - SCI	*	114,452	969
Scientific-Atlanta		33,645	1,111
Seagate Escrow Security		48,686	—
Siebel Systems	*	112,005	1,176
Solectron	*(a)	212,113	1,131
Sun Microsystems	*(a)	734,274	3,950
SunGard Data Systems	*	62,591	1,773
Symantec	*(a)	139,148	3,584
Symbol Technologies	(a)	48,673	842
Tektronix		18,610	562
Tellabs	*(a)	100,606	864
Teradyne	*(a)	42,856	732
Texas Instruments	(a)	382,160	9,409
Thermo Electron	*	35,595	1,075
Unisys	*	73,187	745
VERITAS Software	*	95,272	2,720
Waters	*(a)	26,609	1,245
Xerox	*(a)	211,281	3,594
Xilinx	(a)	76,051	2,255
Yahoo!	*(a)	305,736	11,520
			421,012

Materials - 3.0%
Air Products and Chemicals		49,846	2,890
Alcoa		192,864	6,060
Allegheny Technologies	(a)	21,036	456
Ball		24,632	1,083
Bemis		23,440	682
Dow Chemical		203,420	10,071
E.I. DuPont de Nemours		219,659	10,774
Eastman Chemical	(a)	16,717	965
Ecolab	(a)	64,316	2,259
Engelhard		27,473	843
Freeport-McMoran Copper & Gold, Cl B	(a)	40,531	1,549
Georgia-Pacific	(a)	56,996	2,136
Great Lakes Chemical		10,789	307
Hercules	*(a)	24,318	361
International Flavors & Fragrances		20,659	885
International Paper		107,580	4,518
Louisiana Pacific	(a)	24,005	642
MeadWestvaco		44,140	1,496
Monsanto		58,193	3,233
Newmont Mining	(a)	97,903	4,348
NuCor		35,130	1,839
Pactiv	*(a)	34,539	873
Phelps Dodge	(a)	20,756	2,053
PPG Industries		37,777	2,575
Praxair		71,480	3,156

Rohm & Haas	(a)	48,773	2,157
Sealed Air	*(a)	18,616	992
Sigma-Aldrich	(a)	15,523	938
Temple-Inland		11,879	813
United States Steel	(a)	25,164	1,290
Vulcan Materials		22,282	1,217
Weyerhaeuser	(a)	52,758	3,546
			77,007

Telecommunication Services - 3.2%
ALLTEL		66,082	3,883
AT&T		175,162	3,339
BellSouth		405,094	11,258
CenturyTel	(a)	31,563	1,120
Citizens Communications		74,321	1,025
Nextel Communications, Cl A	*(a)	244,893	7,347
Qwest Communications International	*(a)	402,188	1,786
SBC Communications		732,256	18,870
Sprint	(a)	319,956	7,951
Verizon Communications	(a)	614,037	24,875
			81,454

Utilities - 2.9%
AES	*(a)	143,754	1,965
Allegheny Energy	*(a)	29,390	579
Ameren	(a)	42,347	2,123
American Electric Power	(a)	86,631	2,975
Calpine	*(a)	117,553	463
CenterPoint Energy	(a)	67,063	758
Cinergy	(a)	40,014	1,666
CMS Energy	*(a)	43,149	451
Consolidated Edison		50,495	2,209
Constellation Energy		36,608	1,600
Dominion Resources	(a)	70,923	4,804
DTE Energy	(a)	36,900	1,591
Duke Energy	(a)	204,037	5,168
Dynegy	*(a)	82,166	380
Edison International		71,457	2,289
Entergy	(a)	49,993	3,379
Exelon	(a)	147,424	6,497
FirstEnergy		72,348	2,858
FPL Group	(a)	39,890	2,982
KeySpan		34,766	1,371
NICOR		10,118	374
NiSource		57,637	1,313
People’s Energy		3,390	149
PG&E	*(a)	92,394	3,075
Pinnacle West Capital		20,022	889
PPL		40,214	2,143
Progress Energy		54,061	2,446
Progress Energy-CVO	(c)	8,576	1
Public Service Enterprises	(a)	52,101	2,697
Sempra Energy		50,125	1,839
Southern	(a)	161,882	5,426

TECO Energy	(a)	41,162	631
TXU	(a)	64,452	4,161
Xcel Energy		85,260	1,552
			72,804
Total Common Stocks
(Cost $1,814,240)			2,498,822

		SHARES/PAR (000)
Short-Term Investments - 1.5%

U.S. Treasury Obligation - 0.3%
U.S. Treasury Bill	(d)
2.202%, 03/03/05		$8,000	7,973
Total U.S. Treasury Obligation			7,973

Affiliated Money Market Fund - 1.2%
First American Prime Obligations Fund, Cl Z	(b)(e)	29,673,359	29,674
Total Affiliated Money Market Fund			29,674

Total Short-Term Investments
(Cost $37,647)			37,647

Investments Purchased with Proceeds from Securities Lending - 25.0%

Commercial Paper - 7.7%
Bluegrass
2.490%, 8/18/05		2,200	2,200
2.480%, 11/18/05		2,245	2,245
Cable Beach
2.407%, 1/06/05		5,611	5,611
Concord Minutemen Capital
2.330%, 1/06/05		13,472	13,472
2.370%, 1/10/05		6,175	6,175
2.380%, 1/11/05		4,041	4,041
2.380%, 1/12/05		5,613	5,613
Descartes Funding Trust
2.403%, 11/15/05		5,613	5,613
Ford Credit Floor Plan
2.010%, 1/05/05		19,079	19,079
2.296%, 1/20/05		1,682	1,682
Goldman Sachs
2.413%, 1/18/05		5,613	5,613
Independence
2.473%, 10/17/05		6,657	6,657
Lakeside Funding
2.400%, 1/10/05		8,981	8,981
Leaf’s LLC
2.420%, 4/20/05		6,175	6,175
Liquid Funding
2.407%, 5/25/05		5,613	5,613

MBNA Credit
2.060%, 1/18/05	2,803	2,803
Main Street Warehouse
2.335%, 1/05/05	16,834	16,834
Morgan Stanley
2.393%, 7/25/05	11,226	11,226
2.393%, 9/09/05	3,368	3,368
Mortgage Interest Network
2.404%, 1/14/05	8,412	8,412
2.407%, 1/31/05	11,203	11,203
Orchard Park
2.411%, 7/06/05	11,585	11,585
2.431%, 10/06/05	2,470	2,470
Park Place
2.468%, 1/25/05	5,524	5,524
Sigma Finance
2.383%, 5/17/05	786	786
Thornburg Mortgage
2.405%, 1/14/05	11,216	11,216
2.415%, 1/19/05	11,213	11,213
Total Commercial Paper		195,410

Corporate Obligations - 6.4%
Allstate Life Global
2.447%, 10/14/05	11,226	11,226
2.393%, 10/14/05	2,807	2,807
Bayer Landbank NY
2.407%, 6/24/05	10,665	10,665
Blue Heron Funding
2.443%, 5/18/05	3,143	3,143
Castle Hill III
2.530%, 9/15/15	3,368	3,368
Cheyne High Grade
2.280%, 11/10/39	5,613	5,613
Depfa Bank PLC
2.470%, 6/15/05	5,612	5,612
Duke Funding VI
2.115%, 4/08/05	6,792	6,792
General Electric Capital Corporation
2.460%, 10/07/05	5,620	5,620
Halogen Funding
2.390%, 1/18/06	2,133	2,133
Jackson National Life
2.403%, 4/15/05	5,613	5,613
Jefferson Pilot
2.410%, 8/17/05	5,613	5,613
Liquid Funding
2.418%, 6/28/05	5,052	5,052
Merrill Lynch
2.331%, 10/01/05	11,227	11,227
Metlife Global Funding
2.443%, 10/14/05	6,740	6,740
2.458%, 4/28/08	4,716	4,716
Morgan Stanley
2.393%, 12/26/08	5,615	5,615
Natexis Banq NY
2.393%, 7/12/05	1,684	1,684
2.358%, 7/12/05	6,175	6,175
Northlake CDO
2.523%, 3/07/05	3,368	3,368
Premium Asset Trust
2.400%, 5/13/05	7,858	7,858
2.350%, 6/01/05	16,727	16,727
2.413%, 10/14/05	4,490	4,490
REMAC
2.390%, 9/29/05	6,021	6,021
RMAC
2.380%, 6/12/05	6,102	6,102

SMM Trust 2004
2.530%, 9/23/05		8,298	8,298
Total Corporate Obligations			162,278

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund		343,012	343
Total Money Market Funds			343

Other Short-Term Investments - 1.8%
ARLO III
2.575%, 9/28/05		16,840	16,840
Commonwealth Life
2.553%, 1/01/05	(f)	5,668	5,668
General Electric Capital Assurance
2.340%, 1/19/05		2,245	2,245
HBOS Treasury Services
2.270%, 11/01/05		6,174	6,174
ING USA Annuity & Life
2.826%, 6/30/05		14,594	14,594
Total Other Short-Term Investments			45,521

Repurchase Agreements - 9.1%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $3,372,849 (collateralized by various securities: Total market value $3,458,055)		3,368	3,368
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $16,842,804 (collateralized by various securities: Total market value $17,925,754)		16,839	16,839
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $22,457,016 (collateralized by corporate securities: Total market value $23,871,344)		22,453	22,453
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $22,456,978 (collateralized by corporate securities: Total market value $24,015,718)		22,453	22,453
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $7,298,524 (collateralized by collateralized mortgage obligations: Total market value $7,662,482)		7,297	7,297
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $2,245,700 (collateralized by collateralized mortgage obligations: Total market value $2,357,722)		2,245	2,245
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $2,245,700 (collateralized by collateralized mortgage obligations: Total market value $2,357,931)		2,245	2,245
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,908,845 (collateralized by collateralized mortgage obligations: Total market value $2,004,005)		1,908	1,908
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,684,275 (collateralized by collateralized mortgage obligations: Total market value $1,768,333)		1,684	1,684
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,122,850 (collateralized by collateralized mortgage obligations: Total market value $1,179,107)		1,123	1,123

CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $3,368,526 (collateralized by U.S. government securities: Total market value $3,435,264)	3,368	3,368
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $3,256,242 (collateralized by U.S. government securities: Total market value $3,321,089)	3,256	3,256
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $1,684,263 (collateralized by U.S. government securities: Total market value $1,717,624)	1,684	1,684
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $22,457,165 (collateralized by mortgage loans: Total market value $23,147,127)	22,453	22,453
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $11,228,583 (collateralized by mortgage loans: Total market value $11;573,587)	11,226	11,226
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $11,228,583 (collateralized by mortgage loans: Total market value $11,573,531)	11,226	11,226
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $5,635,831 (collateralized by commercial loans: Total market value $5,727,770)	5,613	5,613
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $33,685,376 (collateralized by U.S. government securities: Total market value $34,352,518)	33,679	33,679
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $5,838,774 (collateralized by U.S. government securities: Total market value $6,012,797)	5,838	5,838
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $5,726,490(collateralized by various securities: Total market value $5,934,467)	5,725	5,725
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $1,908,854 (collateralized by corporate securities: Total market value $2,099,429)	1,908	1,908
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $22,456,997 (collateralized by collateralized mortgage obligations: Total market value $24,687,113)	22,453	22,453
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $11,228,431 (collateralized by U.S. government securities: Total market value $11,450,840)	11,226	11,226
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $8,982,774 (collateralized by U.S. government securities: Total market value $9,187,984)	8,981	8,981
Total Repurchase Agreements		230,251

Total Investments Purchased with Proceeds from Securities Lending
(Cost $633,803)	633,803

Total Investments - 125.3%
(Cost $2,485,690)	3,170,272
Other Assets and Liabilities, Net - (25.3)%	(641,064)
Total Net Assets - 100.0%	$2,529,208

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities, for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held fair-valued securities with a market value of $1,209, or 0.0% of total net assets. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. As of September 30, 2004, the Funds had no investments in foreign securities. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

*		Non-income producing security
(a)		This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a market value of $611,576,111 at December 31, 2004.
(b)		Investments in affiliated securities. As of December 31, 2004, the market value of these investments was $42,938,131 or 1.7% of total net assets.
(c)

Security considered illiquid investment and is fair valued under guidelines established by the Board of Directors. 8,576 shares of Progress Energy CVO, a restricted security with a cost basis of $0, were aquired between June 1999 and November 2002. As of December 31, 2004, the market value of this investment was $1,029 or 0.0% of total net assets.

(d)		Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.
(e)		This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(f)		Security has demand features which qualify it as a short term security. The date disclosed is the next put date.
Cl	-	Class
CVO	-	Contingent Value Obligation
REIT	-	Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts	Market Value Covered By Contracts	Settlement Month	Unrealized Appreciation

S&P 500 Index Futures Contracts purchased	95	$28,826	Mar. 05	$497

Schedule of INVESTMENTS December 31, 2004 (Unaudited)

Mid Cap Index Fund

DESCRIPTION		SHARES	VALUE (000)+
Common Stocks - 96.4%
Consumer Discretionary - 18.7%
99 Cents Only Stores	*	23,806	$385
Abercrombie & Fitch	(a)	31,302	1,470
Advanced Auto Parts	*	25,140	1,098
Aeropostale	*	19,065	561
American Eagle Outfitters		25,244	1,189
American Greetings, Cl A		23,270	590
AnnTaylor Stores	*(a)	24,170	520
Applebee’s International		27,760	734
ArvinMeritor		23,563	527
Bandag		6,485	323
Barnes & Noble	*	23,998	774
Belo, Cl A		39,054	1,025
BLYTH		13,604	402
Bob Evans Farms		11,488	300
Borders Group		25,600	650
BorgWarner		19,238	1,042
Boyd Gaming		29,843	1,243
Brinker International	*(a)	30,094	1,055
Caesars Entertainment	*	107,130	2,158
Callaway Golf		25,908	350
CarMax	*(a)	36,239	1,125
Catalina Marketing, Cl C		17,899	530
CBRL Group	(a)	16,491	690
Cheesecake Factory	*(a)	26,640	865
Chico’s FAS	*(a)	30,580	1,392
Claire’s Stores		33,874	720
D.R. Horton	(a)	79,866	3,219
Dollar Tree Stores	*(a)	38,704	1,110
Emmis Communications, Cl A	*	19,084	366
Entercom Communications	*	16,931	608
Foot Locker		53,306	1,436
Furniture Brands International	(a)	18,724	469
Gentex	(a)	26,589	984
GTECH Holdings		39,672	1,029
Harman International Industries	(a)	22,940	2,913
Harte-Hanks		29,213	759
Hovnanian Enterprises, Cl A	*	21,230	1,051
International Speedway, Cl A		18,220	962

Krispy Kreme Doughnuts	*(a)	21,147	266
Lear	(a)	23,060	1,407
Lee Enterprises	(a)	15,719	724
Lennar	(a)	53,472	3,031
Mandalay Resort Group		23,118	1,628
Media General, Cl A		8,063	523
Michaels Stores	(a)	46,450	1,392
Modine Manufacturing		11,561	390
Mohawk Industries	*(a)	22,836	2,084
Neiman Marcus Group		16,713	1,196
O’Reilly Automotive	*	18,910	852
Outback Steakhouse		25,264	1,157
Pacific Sunwear of California	*	25,390	565
Payless ShoeSource	*(a)	23,328	287
PETsMART	(a)	49,728	1,767
Pier 1 Imports		29,394	579
Reader’s Digest Association, Cl A		34,948	486
Regis		15,070	695
Rent-A-Center	*	26,800	710
Ross Stores	(a)	50,510	1,458
Ruby Tuesday	(a)	22,240	580
Ryland Group	(a)	16,380	943
Saks	*(a)	47,751	693
Scholastic	*	13,627	504
Thor Industries		19,460	721
Timberland, Cl A	*(a)	11,947	749
Toll Brothers	*	26,009	1,784
Tupperware	(a)	18,680	387
Urban Outfitters	*	27,720	1,231
Valassis Communications	*(a)	17,647	618
Washington Post, Cl B		3,254	3,199
Westwood One	*(a)	32,793	883
Williams-Sonoma	*(a)	39,921	1,399
			71,512
Consumer Staples - 4.4%
BJ’s Wholesale Club	*(a)	23,793	693
Church and Dwight		21,365	718
Constellation Brands, CI A	*(a)	36,706	1,707
Dean Foods	*	51,039	1,682
Energizer Holdings	*(a)	26,874	1,335
Hormel Foods		47,517	1,490
JM Smucker		19,824	933
Lancaster Colony		11,485	492
PepsiAmericas		47,038	999
Ruddick		16,334	354
Smithfield Foods	*	38,199	1,130
Tootsie Roll Industries		17,743	614
Tyson Foods, Cl A	(a)	120,883	2,224
Universal		8,934	427
Whole Foods Market	(a)	21,274	2,028
			16,826

Energy - 6.5%
Cooper Cameron	*(a)	18,810	1,012
ENSCO International	(a)	51,741	1,642
FMC Technologies	*	23,234	748
Forest Oil	*(a)	20,144	639
Grant Prideco	*	44,201	886
Hanover Compressor	*(a)	26,747	378
Helmerich & Payne	(a)	17,283	588
Murphy Oil		31,030	2,496
National-Oilwell	*(a)	29,438	1,039
Newfield Exploration	*	21,327	1,259
Noble Energy	(a)	20,120	1,241
Overseas Shipholding Group	(a)	13,375	738
Patterson-UTI Energy		57,316	1,115
Pioneer Natural Resources		49,932	1,753
Plains Exploration & Production	*	26,830	698
Pogo Producing		21,998	1,067
Pride International	*(a)	46,659	958
Smith International	*(a)	35,914	1,954
Tidewater	(a)	20,788	740
Varco International	*	33,514	977
Weatherford International	*(a)	46,280	2,374
Western Gas Resources		25,120	735
			25,037
Financials - 17.9%
A.G. Edwards		26,461	1,143
Allmerica Financial	*	18,082	594
AMB Property	(a)	29,586	1,195
American Financial Group		25,066	785
AmeriCredit	*	53,185	1,300
AmerUS Group, Cl A	(a)	13,310	603
Arthur J. Gallagher	(a)	31,641	1,028
Associated Banc-Corp	(a)	44,337	1,472
Astoria Financial		25,485	1,019
Bank of Hawaii		17,992	913
Banknorth Group		60,227	2,204
Brown & Brown		23,680	1,031
City National	(a)	16,708	1,180
Colonial BancGroup	(a)	45,425	964
Commerce Bancorp	(a)	27,172	1,750
Cullen/Frost Bankers	(a)	17,700	860
Developers Diversified Realty (REIT)	(a)	36,920	1,638
Eaton Vance	(a)	22,980	1,198
Everest Reinsurance		19,063	1,707
Fidelity National Financial		59,738	2,728
First American		30,553	1,074
FirstMerit	(a)	28,706	818
GATX	(a)	16,929	500
Greater Bay Bancorp	(a)	17,521	488

HCC Insurance Holdings	(a)	23,115	766
Hibernia, Cl A		53,094	1,567
Highwoods Properties (REIT)		17,840	494
Horace Mann Educators		14,543	277
Hospitality Properties Trust (REIT)		22,825	1,050
Independence Community Bank	(a)	28,996	1,235
IndyMac Bancorp	(a)	21,052	725
Investors Financial Services	(a)	23,458	1,172
Jefferies Group		19,460	784
LaBranche	*	20,235	181
Legg Mason	(a)	34,511	2,528
Leucadia National	(a)	24,511	1,703
Liberty Property Trust (REIT)		29,330	1,267
Mack-Cali Realty (REIT)		20,160	928
Mercantile Bankshares		26,865	1,402
MoneyGram International		30,269	640
New Plan Excel Realty Trust (REIT)		34,868	944
New York Community Bancorp	(a)	90,804	1,868
Ohio Casualty	*	20,919	486
Old Republic International		62,507	1,581
PMI Group	(a)	32,624	1,362
Protective Life		23,491	1,003
Radian Group		31,463	1,675
Raymond James Financial		25,055	776
Rayonier	(a)	16,810	822
SEI Investments		35,097	1,472
Silicon Valley Bancshares	*	12,222	548
StanCorp Financial Group		9,658	797
TCF Financial	(a)	47,514	1,527
United Dominion Realty Trust (REIT)	(a)	45,390	1,126
Unitrin		23,484	1,067
W.R. Berkley		28,815	1,359
Waddell & Reed Financial		28,311	676
Washington Federal		26,756	710
Webster Financial		18,013	912
Weingarten Realty Investors		30,456	1,221
Westamerica Bancorporation		10,749	627
Wilmington Trust		22,469	812
			68,282
Health Care - 10.4%
Apria Healthcare Group	*	16,558	546
Barr Pharmaceuticals	*(a)	35,099	1,598
Beckman Coulter	(a)	20,533	1,376
Cephalon	*(a)	19,760	1,005
Charles River Laboratories International	*(a)	22,194	1,021
Community Health Systems	*	29,877	833
Covance	*	21,384	829
Coventry Health Care	*(a)	30,742	1,632
Cytyc	*(a)	38,260	1,055
DENTSPLY International		27,409	1,540

Edwards Lifesciences	*(a)	20,191	833
First Health Group	*	31,703	593
Health Net	*	38,024	1,098
Henry Schein	*(a)	14,692	1,023
Hillenbrand Industries		21,187	1,177
INAMED	*	12,170	770
Invitrogen	*	17,543	1,178
IVAX	*(a)	85,865	1,358
Lifepoint Hospitals	*(a)	13,254	462
Lincare Holdings	*(a)	34,366	1,466
Millennium Pharmaceuticals	*	104,778	1,270
Omnicare	(a)	35,674	1,235
PacifiCare Health Systems	*(a)	28,850	1,631
Par Pharmaceutical Companies	*(a)	11,600	480
Patterson Companies	*(a)	46,982	2,039
Perrigo		24,337	420
Protein Design Labs	*(a)	32,708	676
Renal Care	*(a)	23,070	830
Sepracor	*(a)	36,315	2,156
STERIS	*	23,473	557
Techne	*	14,160	551
Triad Hospitals	*(a)	26,844	999
Universal Health Services		19,980	889
Valeant Pharmaceuticals International	(a)	28,806	759
Varian	*	11,792	484
Varian Medical Systems	*(a)	46,516	2,011
VCA Antech	*	28,102	551
Vertex Pharmaceuticals	*(a)	27,501	291
VISX	*(a)	16,992	440
			39,662
Industrials - 12.3%
Adesa		31,607	671
AGCO	*(a)	30,926	677
AirTran Holdings	*	29,120	312
Alaska Air Group	*(a)	9,131	306
Alexander & Baldwin		14,196	602
Alliant Techsystems	*(a)	12,930	845
AMETEK		23,270	830
Banta		8,463	379
Brinks	(a)	19,432	768
C. H. Robinson Worldwide		29,219	1,622
Career Education	*(a)	35,096	1,404
Carlisle Companies	(a)	10,899	708
ChoicePoint	*	30,380	1,397
CNF		17,556	880
Copart	*	30,817	811
Corinthian Colleges	*	30,970	584
Crane		18,640	538
Deluxe		18,220	680
DeVry	*(a)	24,092	418

Donaldson		28,688	935
Dun & Bradstreet	*(a)	23,792	1,419
Dycom Industries	*	17,103	522
Education Management	*	25,170	831
Expeditors International of Washington	(a)	36,497	2,039
Fastenal	(a)	25,988	1,600
Federal Signal		15,898	281
Flowserve	*	18,776	517
Graco		23,485	877
Granite Construction		14,133	376
Harsco	(a)	13,944	777
Herman Miller	(a)	24,614	680
HNI		19,300	831
Hubbell, Cl B		20,847	1,090
ITT Educational Services	*	16,060	764
J.B. Hunt Transport Services		27,818	1,248
Jacobs Engineering Group	*	19,286	922
JetBlue Airways	*(a)	35,680	829
Kelly Services, Cl A		11,966	361
Kennametal		12,913	643
Korn/Ferry International	*	13,245	275
Laureate Education	*	16,544	729
Manpower	(a)	30,894	1,492
Nordson		12,419	498
Pentair		34,496	1,503
Precision Castparts		22,515	1,479
Quanta Services	*	40,144	321
Republic Services		51,285	1,720
Rollins		15,516	408
Sequa, Cl A	*	3,564	218
Sotheby’s Holdings, Cl A	*(a)	21,736	395
SPX	(a)	25,734	1,031
Stericycle	*(a)	15,530	714
Swift Transportation	*(a)	26,153	562
Tecumseh Products, Cl A		5,791	277
Teleflex		13,797	717
Thomas & Betts	*	20,213	622
Trinity Industries		16,288	555
United Rentals	*(a)	27,716	524
Werner Enterprises		26,790	607
York International	(a)	13,768	476
			47,097
Information Technology - 14.1%
3Com	*	130,574	545
Activision	*	47,655	962
Acxiom		29,550	777
ADTRAN	(a)	26,216	502
Advent Software	*	11,077	227
Alliance Data Systems	*	27,970	1,328
Amphenol, Cl A	*	30,300	1,113

Arrow Electronics	*(a)	39,680	964
Ascential Software	*	20,120	328
Atmel	*	163,467	641
Avnet	*	41,263	753
Avocent	*(a)	17,044	691
BISYS Group	*	41,172	677
Cabot Microelectronics	*(a)	8,490	340
Cadence Design Systems	*(a)	94,166	1,300
CDW	(a)	28,460	1,888
Ceridian	*	50,887	930
Certegy		21,407	761
CheckFree	*(a)	30,058	1,145
Cognizant Technology Solutions	*(a)	45,530	1,927
CommScope	*(a)	18,586	351
Credence Systems	*	32,645	299
Cree	*(a)	25,293	1,014
CSG Systems International	*	17,491	327
Cypress Semiconductor	*(a)	43,064	505
Diebold	(a)	23,892	1,332
DST Systems	*(a)	28,683	1,495
Fair Isaac		24,080	883
Fairchild Semiconductor International, Cl A	*	40,928	665
Gartner, Cl A	*	37,628	469
Harris		22,646	1,399
Imation		11,715	373
Integrated Circuit Systems	*(a)	24,090	504
Integrated Device Technology	*	36,557	423
International Rectifier	*(a)	22,863	1,019
Intersil, Cl A		51,551	863
Jack Henry & Associates	(a)	30,982	617
Keane	*(a)	21,224	312
KEMET	*	29,336	263
Lam Research	*(a)	46,674	1,349
Lattice Semiconductor	*	38,879	222
LTX	*	20,255	156
Macromedia	*(a)	24,309	757
Macrovision	*(a)	17,028	438
McAfee	*(a)	54,853	1,587
McDATA, Cl A	*	40,114	239
Mentor Graphics	*(a)	26,141	400
Micrel	*(a)	30,835	340
Microchip Technology	(a)	70,659	1,884
MPS Group	*	35,095	430
National Instruments	(a)	27,100	738
Newport	*	14,567	205
Plantronics		16,434	682
Plexus	*	14,235	185
Polycom	*	33,291	776
Powerwave Technologies	*	35,479	301
Retek	*	19,178	118

Reynolds & Reynolds, Cl A		21,953	582
RF Micro Devices	*(a)	65,311	447
RSA Security	*(a)	23,620	474
SanDisk	*	55,790	1,393
Semtech	*(a)	25,330	554
Silicon Laboratories	*(a)	17,790	628
Storage Technology	*(a)	37,019	1,170
Sybase	*	32,569	650
Synopsys	*	52,086	1,022
Tech Data	*(a)	19,746	896
Titan	*	29,009	470
Transaction Systems Architects, Cl A	*	12,831	255
TriQuint Semiconductor	*	46,724	208
UTStarcom	*(a)	39,130	867
Vishay Intertechnology	*	56,877	854
Wind River Systems	*	28,170	382
Zebra Technology, Cl A	*(a)	24,370	1,372
			53,943
Materials - 5.1%
Airgas		25,482	675
Albemarle		14,153	548
Arch Coal	(a)	21,224	754
Bowater	(a)	19,055	838
Cabot		21,134	817
Crompton		39,301	464
Cytec Industries		13,463	692
Ferro		14,230	330
FMC	*(a)	12,534	605
Glatfelter		14,532	222
Longview Fibre		17,345	315
Lubrizol		22,848	842
Lyondell Chemical	(a)	82,740	2,393
Martin Marietta Materials		16,448	883
Minerals Technologies		6,963	464
Olin	(a)	24,035	529
Packaging Corporation of America		36,630	863
Peabody Energy	(a)	22,129	1,790
Potlatch	(a)	10,098	511
RPM		39,532	777
Scotts	*	11,170	821
Sensient Technologies		15,776	378
Sonoco Products	(a)	33,377	990
Steel Dynamics		15,480	586
Valspar		17,464	873
Worthington Industries		26,990	528
			19,488
Telecommunication Services - 0.5%
Cincinnati Bell	*	83,993	349
Telephone & Data Systems	(a)	19,657	1,513
			1,862

Utilities - 6.5%
AGL Resources		25,667	853
Alliant Energy		39,245	1,122
Aqua America		32,485	799
Aquila	*	84,395	311
Black Hills		11,027	338
DPL		43,323	1,088
Duquesne Light Holdings	(a)	25,280	477
Energy East		50,312	1,342
Equitable Resources	(a)	20,427	1,239
Great Plains Energy	(a)	25,453	771
Hawaiian Electric Industries		27,378	798
IDACORP		14,162	433
MDU Resources Group		40,443	1,079
National Fuel Gas		27,943	792
Northeast Utilities		43,610	822
NSTAR		17,711	961
OGE Energy	(a)	29,601	785
ONEOK		35,418	1,007
Pepco Holdings	(a)	63,833	1,361
PNM Resources		20,529	519
Puget Energy	(a)	33,667	832
Questar		28,864	1,471
SCANA	(a)	38,338	1,511
Sierra Pacific Resources	*(a)	44,354	466
Vectren		25,810	692
Westar Energy		29,094	665
WGL Holdings		16,122	497
Wisconsin Energy	(a)	39,749	1,340
WPS Resources		12,697	634
			25,005
Total Common Stocks
(Cost $308,061)			368,714

		SHARES/PAR (000)
Short-Term Investments - 3.9%

U.S. Treasury Obligation - 0.4%
U.S. Treasury Bill	(b)
2.202%, 03/03/05		1,500	1,495
Total U.S. Treasury Obligation			1,495

Affiliated Money Market Fund - 3.5%
First American Prime Obligations Fund, Cl Z	(c)	13,328,621	13,329
Total Affiliated Money Market Fund			13,329

Total Short-Term Investements
(Cost $14,824)			14,824

Investments Purchased with Proceeds from Securities Lending - 36.1%
Commercial Paper - 11.1%
Bluegrass
2.490%, 8/18/05	480	480
2.480%, 11/18/05	490	490
Cable Beach
2.407%, 1/06/05	1,224	1,224
Concord Minutemen Capital
2.330%, 1/06/05	2,938	2,938
2.370%, 1/10/05	1,347	1,347
2.380%, 1/11/05	881	881
2.380%, 1/12/05	1,224	1,224
Descartes Funding Trust
2.403%, 11/15/05	1,224	1,224
Ford Credit Floor Plan
2.010%, 1/05/05	4,161	4,161
2.296%, 1/20/05	367	367
Goldman Sachs
2.413%, 1/18/05	1,224	1,224
Independence
2.473%, 10/17/05	1,452	1,452
Lakeside Funding
2.400%, 1/10/05	1,959	1,959
Leaf’s LLC
2.420%, 4/20/05	1,347	1,347
Liquid Funding
2.407%, 5/25/05	1,224	1,224
MBNA Credit
2.060%, 1/18/05	611	611
Main Street Warehouse
2.335%, 1/05/05	3,672	3,672
Morgan Stanley
2.393%, 7/25/05	2,449	2,449
2.393%, 9/09/05	735	735
Mortgage Interest Network
2.404%, 1/14/05	1,835	1,835
2.407%, 1/31/05	2,443	2,443
Orchard Park
2.411%, 7/06/05	2,527	2,527
2.431%, 10/06/05	539	539
Park Place
2.468%, 1/25/05	1,205	1,205
Sigma Finance
2.383%, 5/17/05	171	171
Thornburg Mortgage
2.405%, 1/14/05	2,446	2,446
2.415%, 1/19/05	2,446	2,446
Total Commercial Paper		42,621

Corporate Obligations - 9.3%
Allstate Life Global
2.447%, 10/14/05	2,449	2,449
2.393%, 10/14/05	612	612
Bayer Landbank NY
2.407%, 6/24/05	2,326	2,326
Blue Heron Funding
2.443%, 5/18/05	686	686
Castle Hill III
2.530%, 9/15/15	735	735
Cheyne High Grade
2.280%, 11/10/39	1,224	1,224
Depfa Bank PLC
2.470%, 6/15/05	1,224	1,224
Duke Funding VI
2.115%, 4/08/05	1,481	1,481

General Electric Capital Corporation
2.460%, 10/07/05		1,226	1,226
Halogen Funding
2.390%, 1/18/06		465	465
Jackson National Life
2.403%, 4/15/05		1,224	1,224
Jefferson Pilot
2.410%, 8/17/05		1,224	1,224
Liquid Funding
2.418%, 6/28/05		1,102	1,102
Merrill Lynch
2.331%, 10/01/05		2,449	2,449
Metlife Global Funding
2.443%, 10/14/05		1,470	1,470
2.458%, 4/28/08		1,029	1,029
Morgan Stanley
2.393%, 12/26/08		1,225	1,225
Natexis Banq NY
2.393%, 7/12/05		367	367
2.358%, 7/12/05		1,347	1,347
Northlake CDO
2.523%, 3/07/05		735	735
Premium Asset Trust
2.400%, 5/13/05		1,714	1,714
2.350%, 6/01/05		3,648	3,648
2.413%, 10/14/05		979	979
REMAC
2.390%, 9/29/05		1,313	1,313
RMAC
2.380%, 6/12/05		1,331	1,331
SMM Trust 2004
2.530%, 9/23/05		1,810	1,810
Total Corporate Obligations			35,395

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund		74,816	75
Total Money Market Funds			75

Other Short-Term Investments - 2.6%
ARLO III
2.575%, 9/28/05		3,673	3,673
Commonwealth Life
2.553%, 1/01/05	(d)	1,236	1,236
General Electric Capital Assurance
2.340%, 1/19/05		490	490
HBOS Treasury Services
2.270%, 11/01/05		1,347	1,347
ING USA Annuity & Life
2.826%, 6/30/05		3,183	3,183
Total Other Short-Term Investments			9,929

Repurchase Agreements - 13.1%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $735,666 (collateralized by various securities: Total market value $754,251)		734	734
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $3,673,656 (collateralized by various securities: Total market value $3,909,862)		3,673	3,673
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $4,898,195 (collateralized by corporate securities: Total market value $5,206,680)		4,897	4,897

Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $4,898,187 (collateralized by corporate securities: Total market value $5,238,170)	4,897	4,897
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,591,912 (collateralized by collateralized mortgage obligations: Total market value $1,671,297)	1,592	1,592
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $489,819 (collateralized by collateralized mortgage obligations: Total market value $514,253)	490	490
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $489,819 (collateralized by collateralized mortgage obligations: Total market value $514,298)	490	490
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $416,346 (collateralized by collateralized mortgage obligations: Total market value $437,102)	416	416
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $367,364 (collateralized by collateralized mortgage obligations: Total market value $385,699)	367	367
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $244,910 (collateralized by collateralized mortgage obligations: Total market value $257,180)	245	245
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $734,724 (collateralized by U.S. government securities: Total market value $749,280)	735	735
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $710,233 (collateralized by U.S. government securities: Total market value $724,377)	710	710
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $367,362 (collateralized by U.S. government securities: Total market value $374,638)	367	367
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $4,898,228 (collateralized by mortgage loans: Total market value $5,048,718)	4,897	4,897
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $2,449,114 (collateralized by mortgage loans: Total market value $2,524,364)	2,449	2,449
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $2,449,114 (collateralized by mortgage loans: Total market value $2,524,352)	2,449	2,449
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $1,229,255 (collateralized by commercial loans: Total market value $1,249,308)	1,224	1,224
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $7,347,261 (collateralized by U.S. government securities: Total market value $7,492,774)	7,346	7,346
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $1,273,520 (collateralized by U.S. government securities: Total market value $1,311,477)	1,273	1,273

JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $1,249,029 (collateralized by various securities: Total market value $1,294,392)	1,249	1,249
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $416,348 (collateralized by corporate securities: Total market value $457,915)	416	416
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $4,898,191 (collateralized by collateralized mortgage obligations: Total market value $5,384,611)	4,897	4,897
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $2,449,081 (collateralized by U.S. government securities: Total market value $2,497,591)	2,449	2,449
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $1,959,271 (collateralized by U.S. government securities: Total market value $2,004,030)	1,959	1,959
Total Repurchase Agreements		50,221

Total Investments Purchased with Proceeds from Securities Lending (Cost $138,241)		138,241
Total Investments - 136.4% (Cost $461,126)		521,779
Other Assets and Liabilities, Net - (36.4)%		(139,361)
Total Net Assets - 100.0%		$382,418

+                 Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities, for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. As of September 30, 2004, the Funds had no investments in foreign securities. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

*                 Non-income producing security

(a)          This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a market value of $133,293,420 at December 31, 2004.

(b)         Security has been deposited as initial margin on open futures contracts.  Yield shown is effective yield at date of purchase.

(c)          Investment in affiliated security.  This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.

(d)         Security has demand features which qualify it as a short term security.  The date disclosed is the next put date.

Cl	-	Class
REIT	-	Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts	Market Value Covered By Contracts	Settlement Month	Unrealized Appreciation

S&P Mid Cap 400
Futures Contracts
purchased	39	$12,974	Mar. 05	$254

Schedule of INVESTMENTS December 31, 2004 (Unaudited)

Small Cap Index Fund

DESCRIPTION		SHARES	VALUE (000)+
Common Stocks - 94.5%
Consumer Discretionary - 14.0%
1-800 Contacts	*	1,298	$29
1-800 Flowers	*	3,695	31
4Kids Entertainment	*	2,306	48
99 Cents Only Stores	*	8,260	133
A.C. Moore Arts & Crafts	*	2,296	66
Aaron Rents		6,333	158
Action Performance	(a)	2,586	28
Advanced Marketing Services		2,374	24
ADVO		5,063	181
Aeropostale	*	9,351	275
Aftermarket Technology	*	2,003	32
Alliance Gaming	*(a)	8,585	119
Alloy	*(a)	5,605	45
Ambassadors Group		1,336	48
American Greetings, Cl A		10,595	269
America’s Car-Mart	*	942	36
Ameristar Casinos		1,905	82
Applica	*	3,269	20
Arbitron	*	5,160	202
Arctic Cat		2,294	61
Argosy Gaming	*	4,393	205
ArvinMeritor		11,700	262
Asbury Automotive Group	*	1,870	26
Avatar Holdings	*	770	37
Aztar	*	5,820	203
Bandag		1,894	94
Bassett Furniture		1,652	32
Beasley Broadcast Group	*	898	16
Beazer Homes USA	(a)	2,304	337
Bebe Stores		1,500	40
Big 5 Sporting Goods		3,379	98
BJs Restaurants	*	1,810	25
Blair		1,359	48
Blount International	*	986	17
Blue Nile	*(a)	630	17
Bluegreen	*	2,710	54
BLYTH		4,750	140
Bob Evans Farms		5,872	154

Bombay Company	*	5,931	33
Bon-Ton Stores		270	4
Boyd Gaming		7,678	320
Brookfield Homes		2,487	84
Brookstone	*	3,343	65
Brown Shoe		3,023	90
Buckle		1,278	38
Buffalo Wild Wings	*	950	33
Build-A-Bear Workshop	*	1,510	53
Building Materials Holding		2,241	86
Burlington Coat Factory		2,970	67
Cache	*	1,590	29
California Pizza Kitchen	*	3,301	76
Callaway Golf	(a)	11,225	152
Carmike Cinemas	(a)	1,262	46
Carters	*	1,100	37
Casual Male Retail Group	*	4,692	26
Catalina Marketing, Cl C		8,790	260
Cato, Cl A		3,288	95
CBRL Group	(a)	8,360	350
CEC Entertainment	*	6,236	249
Champion Enterprise	*	11,880	140
Charlotte Russe Holding	*	1,938	20
Charming Shoppes	*	19,199	180
Charter Communications, Cl A	*(a)	45,414	102
Cherokee		1,144	40
Children’s Place Retail Stores	*	2,898	107
Christopher & Banks		6,267	116
Churchill Downs		1,277	57
Circle Group Holdings	*	3,350	7
CKE Restaurants	*(a)	8,632	125
Coachmen Industries		2,354	41
Coldwater Creek	*	3,658	113
Collins & Aikman	*	6,392	28
Conns	*	1,160	20
Cooper Tire & Rubber	(a)	11,116	240
Cosi	*	3,430	21
Cost Plus	*	3,646	117
Courier		1,073	56
Cross Media Marketing	*(b)	1,203	—
Crown Media Holdings, Cl A	*	2,428	21
CSK Auto	*	7,767	130
CSS Industries		1,163	37
Cumulus Media, Cl A	*	8,225	124
Dave & Busters	*	1,850	37
Deb Shops		649	16
Deckers Outdoor	*	1,490	70
Department 56	*	2,207	37
Design Within Reach	*	690	10
DHB Industries	*	3,407	65

Dicks Sporting Goods	*(a)	5,082	179
Dominion Homes	*	700	18
Dominos Pizza		4,710	84
Dover Downs Gaming & Entertainment		1,609	21
Dover Motorsports		2,601	15
Dress Barn	*	3,454	61
Drew Industries	*	1,190	43
Drugstore.com	*	7,390	25
Electronics Boutique Holdings	*	1,937	83
Emmis Communications, Cl A	*	8,178	157
Empire Resorts	*	1,430	16
Entravision Communications	*	8,050	67
Escalade		1,310	18
Ethan Allen Interiors	(a)	5,500	220
Exide Technologies	*	3,340	46
Finish Line, Cl A	(a)	6,330	116
Fisher Communications	*	1,097	54
Fleetwood Enterprises	*(a)	8,948	120
Fred’s		6,596	115
Furniture Brands International	(a)	8,190	205
Gamestop	*	6,300	141
Gander Mountain	*	1,020	13
Gaylord Entertainment	*	5,089	211
Genesco	*(a)	3,637	113
Goodyear Tire & Rubber	*(a)	25,663	376
Goody’s Family Clothing		3,142	29
Gray Television		7,491	116
Grey Global Group		150	165
Group 1 Automotive	*	3,252	102
GSI Commerce	*	3,230	57
Guess?	*	2,483	31
Guitar Center	*(a)	4,107	216
Gymboree	*	5,097	65
Hancock Fabrics		3,151	33
Handleman		3,863	83
Harris Interactive	*	8,780	69
Hartmarx	*	4,640	36
Haverty Furniture		3,097	57
Hayes Lemmerz International	*	6,300	56
Hibbett Sporting Goods	*	3,903	104
Hollinger International		9,576	150
Hollywood Entertainment	*(a)	8,781	115
Hooker Furniture		1,146	26
Hot Topic	*	8,136	140
IHOP		3,409	143
Insight Communications	*	7,495	69
Insight Enterprises	*	8,997	185
Interactive Data	*	6,130	133
Interface, Cl A	*	7,388	74
Isle of Capri Casinos	*	2,475	63

J. Jill Group	*	2,963	44
Jack in the Box	*(a)	6,091	225
JAKKS Pacific	*(a)	4,227	93
Jarden	*	4,538	197
Jo-Ann Stores	*	3,147	87
JOS A Bank Clothiers	*(a)	1,705	48
Journal Communications		3,370	61
Journal Register	*	7,004	135
K2	*	6,935	110
Kellwood	(a)	4,529	156
Kenneth Cole Productions		1,395	43
Keystone Automotive Industries	*	2,533	59
Kimball International		3,502	52
Kirkland’s	*	1,851	23
Krispy Kreme Doughnuts	*(a)	9,160	115
K-Swiss, Cl A		4,362	127
La Quinta (REIT)	*	31,672	288
Lakes Entertainment	*(a)	2,560	42
Landry’s Restaurants	(a)	3,588	104
La-Z-Boy	(a)	8,780	135
LeapFrog Enterprises	*(a)	4,580	62
Levitt, Cl A		2,559	78
Libbey		2,178	48
Liberty		2,518	111
Life Time Fitness	*	2,070	54
Lifetime Hoan		1,060	17
Lin TV, Cl A	*(a)	4,477	86
Linens ‘N Things	*(a)	7,599	188
Lithia Motors		2,385	64
LKQ	*	2,430	49
LodgeNet Entertainment	*	2,182	39
Lone Star Steakhouse & Saloon		2,544	71
M/I Homes		2,021	111
Magna Entertainment	*	6,288	38
Marcus		3,288	83
Marine Products		1,440	38
MarineMax	*	1,937	58
Martha Stewart Living	*(a)	1,946	56
Mediacom Communications	*	10,958	68
Men’s Wearhouse	*(a)	5,277	169
Meritage Homes	*	1,770	199
MicroAge	*(b)	3,579	—
Midas	*	2,582	52
Modine Manufacturing		3,968	134
Monaco Coach		4,359	90
Monro Muffler Brake	*	1,563	40
Movado Group		2,538	47
Movie Gallery	(a)	4,095	78
MTR Gaming Group	*	3,874	41
Multimedia Games	*	3,944	62

National Presto Industries	*	783	36
Nautilus Group		4,775	115
Navarre	*	3,710	65
Navigant International	*	2,337	28
Nevada Gold & Casinos	*	1,360	17
New York & Company	*	1,690	28
Nexstar Broadcasting Group, Cl A	*	1,680	15
Noble International		1,060	22
Oakley		3,449	44
OshKosh B’ Gosh, Cl A		1,111	24
O’Charley’s	*	3,541	69
Overstock.com	*	2,114	146
Oxford Industries		2,216	92
P. F. Chang’s China Bistro	*(a)	4,271	241
Palm Harbor Homes	*	1,584	27
Panera Bread, Cl A	*(a)	4,734	191
Papa John’s International	*	1,942	67
Party City	*	1,908	25
Paxson Communications	*	7,566	10
Payless ShoeSource	*(a)	11,358	140
PC Mall	*	1,380	31
Penn National Gaming	*	5,399	327
Pep Boys - Manny Moe & Jack		9,730	166
Perry Ellis International	*	1,025	21
PetMed Express	*	1,640	12
Phillips Van-Heusen		5,065	137
Pinnacle Entertainment	*	6,320	125
Playboy Enterprises, Cl B	*	3,264	40
Priceline.com	*(a)	3,986	94
PRIMEDIA	*	25,731	98
ProQuest	*	3,997	119
Provide Commerce	*	730	27
Pulitzer		1,396	91
Quiksilver	*(a)	9,420	281
R.H. Donnelley	*(a)	3,960	234
RARE Hospitality International	*	5,669	181
RC2	*	2,751	90
Reader’s Digest Association, Cl A		16,520	230
Reading International, Cl A	*	2,407	20
Red Robin Gourmet Burgers	*	1,996	107
Regent Communication	*	5,813	31
Rent-Way	*	4,376	35
Restoration Hardware	*	4,393	25
Retail Ventures	*	2,210	16
Rush Enterprises	*	1,410	24
Russ Berrie and Company		1,339	31
Russell		4,775	93
Ryans Restaurant Group	*	7,452	115
Saga Communications, Cl A	*	2,724	46
Salem Communications	*	1,600	40

Sauer-Danfoss		1,680	37
Scholastic	*	5,040	186
Scientific Games	*	12,898	307
SCP Pool		8,899	284
Select Comfort	*	6,078	109
Sharper Image	*	1,960	37
Shoe Carnival	*	1,228	16
Shopko	*	4,736	88
Shuffle Master	*(a)	3,869	182
Sinclair Broadcast Group, Cl A		7,468	69
Six Flags	*	15,524	83
Skechers USA	*	3,312	43
Skyline		1,134	46
Sonic	*	9,908	302
Sonic Automotive, Cl A		4,615	114
Source Interlink Companies	*	3,281	44
Spanish Broadcasting System	*(a)	6,168	65
Speedway Motorsports		2,468	97
Sports Authority	*(a)	3,754	97
Sports Resorts International	*	367	1
Stage Stores	*	3,128	130
Stamps.com	*	2,708	43
Standard Motor Products		2,008	32
Stanley Furniture		937	42
Steak ‘N Shake	*	4,258	86
Stein Mart	*	4,130	70
Steinway Musical Instruments	*	1,124	33
Steven Madden	*	2,179	41
Stoneridge	*	2,619	40
Strattec Security	*	618	39
Stride Rite		6,603	74
Sturm, Ruger & Company		3,531	32
Sunterra	*(a)	3,100	44
Superior Industries	(a)	3,764	109
Systemax	*	1,610	12
TBC	*	3,297	92
Technical Olympic USA		1,917	49
Tempur-Pedic International	*(a)	3,080	65
Tenneco Automotive	*	7,432	128
Texas Roadhouse, Cl A	*	1,770	52
Thomas Nelson		1,678	38
Thor Industries	(a)	5,978	221
TiVo	*(a)	7,620	45
Too	*	5,741	140
Tower Automotive	*(a)	9,684	23
Tractor Supply	*	5,248	195
Trans World Entertainment	*	3,875	48
Triarc, Cl B		5,962	73
Tuesday Morning	*(a)	4,299	132
Tupperware	(a)	8,693	180

UniFirst		1,506	43
United Auto Group		3,200	95
Universal Electronics	*	2,331	41
Vail Resorts	*	3,273	73
Valassis Communications	*(a)	8,790	308
Value Line		210	8
ValueVision Media	*	3,000	42
Visteon	(a)	21,822	213
Warnaco Group, Cl A	*	7,739	167
WCI Communities	*(a)	5,645	166
WESCO International	*	3,463	103
West Marine	*	2,238	55
Weyco Group		450	20
William Lyon Homes	*(a)	701	49
Winnebago Industries	(a)	4,332	169
WMS Industries	*(a)	3,237	109
Wolverine World Wide	(a)	6,704	211
World Wrestling Entertainment		2,135	26
Yankee Candle	*	8,292	275
Young Broadcasting, Cl A	*	2,694	28
Zale	*(a)	8,944	267
			28,443
Consumer Staples - 2.5%
Alico	*	593	35
American Italian Pasta	(a)	2,674	62
Arden Group, Cl A		216	22
Boston Beer, Cl A	*	1,370	29
Cal-Maine Foods		2,500	30
Casey’s General Stores		8,339	151
Central European Distribution	*	1,957	58
Central Garden & Pet	*	2,816	118
Chattem	*	2,693	89
Chiquita Brands International		6,895	152
Coca-Cola Bottling		1,034	59
Corn Products International		6,151	329
Darling International	*	11,020	48
Del Laboratories	*	814	28
Delta & Pine Land		6,307	172
DIMON		7,527	51
Elizabeth Arden	*	3,739	89
Farmer Brothers		1,250	30
Flowers Foods		5,929	187
Gold Kist	*	2,290	31
Great Atlantic & Pacific Tea	*	2,758	28
Hain Celestial Group	*	5,483	113
Hansen Natural	*	1,000	36
Ingles Markets, Cl A		1,710	21
Inter Parfums	(a)	841	13
J & J Snack Foods	*	1,254	61
John B. Sanfilippo & Son	*	1,048	27

Lancaster Colony		4,560	195
Lance		4,278	81
Longs Drug Stores		5,038	139
M & F Worldwide	*	1,695	23
Mannatech		2,370	45
Maui Land & Pineapple	*	542	21
MGP Ingredients		1,320	11
Nash-Finch		2,055	78
National Beverage	*	1,740	14
Natures Sunshine Product		1,588	32
NeighborCare	*	6,271	193
Nu Skin Enterprises	(a)	8,773	223
Omega Protein	*	992	9
Pantry	*	1,940	58
Pathmark Stores	*	5,021	29
Peets Coffee & Tea	*	1,964	52
Performance Food Group	*	7,820	210
Playtex Products	*	5,800	46
Ralcorp Holdings	*	4,882	205
Rayovac	*	5,746	176
Revlon	*	24,357	56
Ruddick		5,509	119
Sanderson Farms	(a)	1,722	75
Seaboard		58	58
Smart & Final	*	2,085	30
Standard Commercial		2,455	48
Star Scientific	*(a)	4,687	24
Topps		5,913	58
United Natural Foods	*(a)	6,674	208
Universal		4,194	201
Usana Health Sciences	*	1,678	57
Vector Group		3,995	66
WD-40 Company		2,846	81
Weis Markets		1,521	59
Wild Oats Markets	*	4,829	43
Winn-Dixie Stores	*(a)	13,710	62
			5,154
Energy - 5.1%
Atlas America	*(a)	380	14
Atwood Oceanics	*	1,991	104
Berry Petroleum, Cl A		3,015	144
Brigham Exploration	*	4,230	38
Cabot Oil & Gas		5,551	246
Cal Dive International	*(a)	6,448	263
Callon Petroleum	*	2,090	30
Carbo Ceramics		2,099	145
Cheniere Energy	*	4,210	268
Cimarex Energy	*(a)	6,907	262
Clayton Williams Energy	*	844	19
Comstock Resources	*	5,783	128

Crosstex Energy		390	16
Delta Petroleum	*	4,560	72
Denbury Resources	*(a)	9,217	253
Dril-Quip	*	1,083	26
Edge Petroleum	*	2,160	32
Encore Acquisition	*	3,997	140
Energy Partners	*	4,170	85
Forest Oil	*(a)	8,400	266
Frontier Oil		4,192	112
FX Energy	*(a)	5,160	60
Giant Industries	*	1,760	47
Global Industries	*	13,553	112
Grey Wolf	*	33,063	174
Gulf Island Fabrication		1,336	29
GulfMark Offshore	*	2,407	54
Hanover Compressor	*(a)	12,953	183
Harvest Natural Resources	*	5,996	104
Helmerich & Payne	(a)	8,500	289
Holly		3,250	91
Hornbeck Offshore Services	*	1,010	20
Houston Exploration	*(a)	2,126	120
Hydril	*	2,692	123
Input/Output	*(a)	10,628	94
KCS Energy	*	8,163	121
Key Energy Services	*	22,010	260
KFX	*(a)	7,536	109
Lone Star Technologies	*	4,804	161
Lufkin Industries		1,198	48
Magnum Hunter Resources	*	14,628	189
Magnum Hunter Resources Warrant	*	1,160	—
Matrix Service	*(a)	2,864	23
Maverick Tube	*(a)	7,066	214
McMoRan Exploration	*(a)	2,994	56
Meridian Resource	*	10,160	61
Mission Resources	*	9,450	55
Newpark Resources	*	13,988	72
NS Group	*	3,057	85
Oceaneering International	*(a)	4,164	155
Offshore Logistics	*	3,372	109
Oil States International	*	4,851	94
Overseas Shipholding Group	(a)	4,535	250
Parker Drilling	*	15,735	62
Penn Virginia		3,044	124
Petroleum Developement	*	2,715	105
Plains Exploration & Production	*(a)	12,986	338
Quicksilver Resources	*(a)	4,974	183
Range Resources	(a)	11,753	240
Remington Oil & Gas	*(a)	3,607	98
Resource America, Cl A		2,477	81
RPC		1,588	40

Seabulk International	*	972	12
SEACOR Holdings	*	3,099	165
Southwestern Energy	*	6,080	308
Spinnaker Exploration	*	4,189	147
St. Mary Land & Exploration		4,768	199
Stone Energy	*	3,842	173
Superior Energy Services	*	9,047	139
Swift Energy	*	4,915	142
Syntroleum	*	4,680	38
Tesoro Petroleum	*	10,937	348
Tetra Technologies	*	3,727	105
TODCO	*	2,010	37
TransMontaigne	*	3,458	21
Unit	*(a)	6,360	243
Universal Compression Holdings	*	2,875	100
Veritas DGC	*(a)	5,678	127
Vintage Petroleum		8,571	194
W-H Energy Services	*	4,086	91
Whiting Petroleum	*	4,860	147
World Fuel Services		1,867	93
			10,325
Financials - 21.0%
1st Source		1,968	50
21st Century Insurance Group		3,694	50
Aames Investment		6,890	74
ABC Bancorp		1,630	34
Acadia Realty Trust		4,452	73
Accredited Home Lenders Holdings	*(a)	2,895	144
Ace Cash Express	*	1,500	44
Advanta, Cl B		3,278	80
Affiliated Managers Group	*(a)	4,068	276
Affirmative Insurance		1,560	26
Affordable Residential Communities		4,120	59
Alabama National		2,178	140
Alexander’s (REIT)	*	377	81
Alexandria Real Estate Equities		3,234	241
Alfa		5,506	84
AMCORE Financial		4,191	135
American Campus Communities		2,010	45
American Equity Investment Life Holding	(a)	3,590	39
American Financial Realty	(a)	18,300	296
American Home Mortgage Investment (REIT)		5,791	198
American Physicians Capital	*	1,423	51
American West Bancorp	*	1,708	35
AmerUS Group, Cl A	(a)	6,579	298
AMLI Residential Properties Trust (REIT)		4,219	135
Anchor Bancorp		3,288	96
Anthracite Capital (REIT)		8,883	110
Anworth Mortgage Asset (REIT)		7,452	80
Apollo Investment	(a)	10,350	156

Arbor Realty Trust		1,170	29
Archipelago Holdings	*	1,770	37
Argonaut Group	*	4,136	87
Arrow Financial		1,483	46
Ashford Hospitality Trust		3,340	36
Asta Funding		1,550	42
Atlantic Coast Federal	*	980	14
Baldwin & Lyons, Cl B		1,340	36
BancFirst		538	43
Bancorp Bank	*	1,322	21
BancorpSouth		12,890	314
BancTrust Financial Group		1,427	35
Bank Mutual		13,144	160
Bank of Granite		2,259	47
Bank of the Ozarks		1,774	60
BankAtlantic Bancorp		7,096	141
BankUnited Financial	*	5,328	170
Banner		2,047	64
Bedford Property Investors (REIT)	*	2,421	69
Berkshire Hills Bancorp		894	33
Beverly Hills Bancorp		2,210	22
BFC Financial	*	1,150	15
Bimini Mortgage Management	*	2,660	43
BioMed Realty Trust		5,240	116
BKF Capital Group		1,020	39
Boston Private Financial	(a)	4,555	128
Brandywine Realty Trust (REIT)		7,937	233
Bristol West Holdings		2,520	50
Brookline Bancorp		9,852	161
Bryn Mawr Bank		1,174	26
Calamos Asset Management	*	3,370	91
Camden National		1,288	51
Capital Automotive		5,556	197
Capital City Bank Group		1,594	67
Capital Corporation of the West		832	39
Capital Crossing Bank	*	710	22
Capital Lease Funding		3,780	47
Capital Southwest		460	36
Capital Trust		1,960	60
Capitol Bancorp		1,701	60
Capstead Mortgage (REIT)	(a)	2,972	31
CarrAmerica Realty		9,160	302
Cascade Bancorp		2,775	56
Cash America International		4,733	141
Cathay General Bancorp		7,306	274
CB Richard Ellis Group	*	4,250	143
Cedar Shopping Centers		2,750	39
Center Financial		1,602	32
Central Coast Bancorp	*	1,493	34
Central Pacific Financial		4,947	179

Century Bancorp, Cl A		714	21
Ceres Group	*	5,030	26
Charter Financial		665	29
CharterMac		7,137	174
Chemical Financial		3,995	171
Chittenden		7,676	221
Citizens	*(a)	5,629	36
Citizens Banking		7,231	248
Citizens First Bancorp		1,424	34
City Bank		1,288	47
City Holdings		2,790	101
Clark	*	2,695	42
Clifton Savings Bancorp		2,290	28
CNA Surety	*	2,596	35
Coastal Financial		2,173	42
CoBiz		2,145	44
Cohen & Steers		1,250	20
Collegiate Funding Services	*	1,330	19
Colonial Properties Trust (REIT)	(a)	3,164	124
Columbia Bancorp - Maryland		969	33
Columbia Banking System		2,628	66
Commerce Group		4,090	250
Commercial Capital Bancorp		6,066	141
Commercial Federal		6,797	202
Commercial Net Lease Realty (REIT)		8,616	177
Community Bank System		4,510	127
Community Banks		1,781	50
Community Trust Bancorp		2,187	71
CompuCredit	*	3,112	85
Consolidated-Tomoka Land		943	41
Cornerstone Realty Income Trust (REIT)		8,366	84
Corporate Office Properties Trust (REIT)		6,089	179
Correctional Properties Trust (REIT)		1,834	53
Corus Bankshares		2,596	125
Cousins Properties		5,990	181
Crawford & Company		2,143	16
Credit Acceptance	*	1,780	45
CRT Properties		4,630	110
CVB Financial		6,115	162
Danielson Holding	*	7,650	65
Delphi Financial Group		4,121	190
Digital Realty Trust		3,370	45
Dime Community Bancshares		5,164	92
Direct General		2,640	85
Donegal Group, Cl A		1,050	24
Downey Financial		3,270	186
East West Bancorp	(a)	8,388	352
EastGroup Properties (REIT)		3,501	134
Education Lending Group	*(a)	2,090	32
EMC Insurance Group		1,018	22

Encore Capital Group	*	2,020	48
Enstar Group	*	572	36
Entertainment Properties Trust (REIT)		4,284	191
Equity Inns (REIT)		8,422	99
Equity Lifestyle Properties		3,666	131
Equity One (REIT)		5,668	135
eSPEED, Cl A	*	4,019	50
Essex Property Trust (REIT)	(a)	3,815	320
EuroBancshares	*	1,350	28
Extra Space Storage		3,720	50
F.N.B.		8,420	171
F.N.B. - Virginia		1,207	34
Farmers Capital Bank		1,005	41
FBL Financial Group, Cl A		2,072	59
Federal Agricultural Mortgage, Cl C		1,406	33
FelCor Lodging Trust (REIT)	*	9,355	137
Fidelity Bankshares		2,228	95
Financial Federal	(a)	2,884	113
Financial Institutions		1,345	31
First Acceptance	*	3,410	31
First Bancorp - North Carolina		1,861	51
First Bancorp of Puerto Rico		5,740	365
First Busey		2,214	46
First Cash Financial Services	*	1,960	52
First Charter		4,995	131
First Citizens Bancshares, Cl A		1,015	150
First Commonwealth Financial - Pennsylvania	(a)	11,723	180
First Community Bancorp		2,175	93
First Community Bancshares - Nevada		1,670	60
First Financial - Indiana		2,258	79
First Financial Bancorp - Ohio		5,854	102
First Financial Bankshares		2,280	102
First Financial Holdings		2,007	66
First Indiana		1,971	44
First Industrial Realty Trust (REIT)		6,644	271
First Merchants		3,090	87
First Midwest Bancorp		7,850	285
First National Bankshares of Florida		9,876	236
First Niagara Financial Group	(a)	14,047	196
First Oak Brook Bancshares		1,121	36
First of Long Island		570	29
First Place Financial		2,274	51
First Republic Bank - California		2,166	115
First State Bancorp - New Mexico		1,274	47
FirstBank Fractional Shares	(c)	—	—
FirstFed Financial	*	2,833	147
Flagstar Bancorp		5,244	119
Flushing Financial		2,824	57
FPIC Insurance Group	*	1,340	47
Franklin Bank	*	1,770	32

Frontier Financial		2,699	104
GB&T Bancshares		1,707	41
Gabelli Asset Management		1,103	54
Gables Residential Trust (REIT)		4,879	175
GATX	(a)	8,227	243
German American		1,547	25
Getty Realty (REIT)		2,929	84
Glacier Bancorp		4,088	139
Gladstone Capital		1,582	38
Glenborough Realty Trust (REIT)		4,644	99
Glimcher Realty Trust (REIT)		5,922	164
Global Signal		2,300	63
GMH Communities Trust		4,820	68
Gold Banc		6,686	98
Government Properties Trust		3,220	32
Gramercy Capital		1,570	32
Great American Financial Resources		1,208	21
Great Southern Bancorp		1,726	60
Greater Bay Bancorp	(a)	8,568	239
Greenhill & Company		840	24
Hancock Holding		4,638	155
Hanmi Financial		2,458	88
Harbor Florida Bancshares		3,474	120
Harleysville Group		2,158	52
Harleysville National		4,428	118
Harris & Harris Group	*	2,590	42
Healthcare Realty Trust (REIT)		7,710	314
Heartland Financial USA		1,660	33
Heritage Property Investment Trust (REIT)		4,534	146
Highland Hospitality		5,770	65
Highwoods Properties (REIT)		8,652	240
Hilb, Rogal & Hobbs	(a)	5,192	188
Home Properties (REIT)		5,466	235
HomeBanc		5,740	56
Horace Mann Educators		7,127	136
Horizon Financial		1,750	36
Hudson River		5,066	100
IBERIABANK	(a)	1,050	70
IMPAC Mortgage Holdings (REIT)		12,547	284
Independence Holdings		765	14
Independent Bank		2,457	83
Independent Bank - Michigan		3,097	92
Infinity Property & Casualty		3,449	121
Innkeepers USA Trust (REIT)		5,451	77
Integra Bank		2,552	59
Interchange Financial Services		1,836	48
Investment Technology Group	*	7,315	146
Investors Real Estate Trust (REIT)		6,866	72
Irwin Financial		2,925	83
ITLA Capital	*	888	52

Jones Lang LaSalle	*	5,322	199
Kansas City Life Insurance		618	29
K-Fed Bancorp		950	14
Kilroy Realty (REIT)	(a)	4,741	203
Kite Realty Group Trust		3,230	49
KNBT Bancorp		5,100	86
Knight Trading Group	*(a)	19,521	214
Kramont Realty Trust (REIT)		4,019	94
LaBranche	*	8,830	79
Lakeland Bancorp		2,862	50
Lakeland Financial		972	39
LandAmerica Financial Group		3,158	170
Lasalle Hotel Properties (REIT)	(a)	4,628	147
Lexington Corporate Properties Trust (REIT)		8,039	182
LNR Property		2,860	180
LTC Properties (REIT)		2,458	49
Luminent Mortgage Capital		6,090	72
Macatawa Bank		1,543	50
MAF Bancorp		4,573	205
Maguire Properties		5,670	156
Main Street Banks		2,271	79
MainSource Financial Group		1,634	39
MarketAxess Holdings	*	850	14
Marlin Business Services	*	990	19
MB Financial		3,217	136
MBT Financial		2,408	56
MCG Capital		5,681	97
Mercantile Bank		1,201	47
MeriStar Hospitality (REIT)	*	16,091	134
Metris	*	5,380	69
MFA Mortgage Investments (REIT)		13,598	120
Mid-America Apartment Communities (REIT)		2,973	123
Midland		1,512	47
Mid-State Bancshares		3,932	113
Midwest Banc Holdings		1,799	39
Mission West Properties (REIT)		2,968	32
MortgageIT Holdings		2,430	44
Nara Bancorp		3,068	65
NASB Financial		510	20
National Financial Partners		5,570	216
National Health Investors (REIT)		3,641	106
National Penn Bancshares		5,742	159
National Western Life Insurance, Cl A	*	361	60
Nationwide Health Properties (REIT)		11,209	266
Navigators Group	*	1,432	43
NBC Capital		1,029	27
NBT Bancorp		5,495	141
Nelnet	*	1,350	36
NetB@nk		8,521	89
New Century Financial (REIT)	(a)	6,720	429

Newcastle Investment (REIT)		6,039	192
Northwest Bancorp		3,149	79
NovaStar Financial (REIT)	(a)	4,542	225
NYMAGIC		550	14
Oak Hill Financial		580	23
OceanFirst Financial		1,493	37
Ocwen Financial	*(a)	6,370	61
Ohio Casualty	*	10,342	240
Old National Bancorp		11,070	286
Old Second Bancorp		2,236	71
Omega Financial		1,905	65
OMEGA Healthcare Investors (REIT)		7,736	91
Oriental Financial Group		3,112	88
Origen Financial		1,370	10
Orleans Homebuilders	*	516	10
Pacific Capital Bancorp		7,586	258
Park National		2,430	329
Parkway Properties (REIT)		1,831	93
Partners Trust Financial Group		5,159	60
Peapack-Gladstone Financial		1,209	38
Penn-America Group		1,602	24
PennFed Financial Services		1,882	30
PennRock Financial Savings		1,283	50
Pennsylvania (REIT)		5,245	224
Peoples Bancorp - Ohio		1,771	49
Peoples Holding Company		1,497	50
PFF Bancorp		2,070	96
Philadelphia Consolidated Holding	*	2,977	197
Phoenix Companies	(a)	15,787	197
Piper Jaffray Companies	*	3,310	159
Placer Sierra Bancshares		970	28
PMA Capital	*	4,509	47
Post Properties (REIT)		6,708	234
Prentiss Properties Trust (REIT)		7,299	279
Presidential Life		3,553	60
PrivateBancorp		2,742	88
ProAssurance	*(a)	4,748	186
Prosperity Bancshares		2,766	81
Provident Bancorp		7,741	102
Provident Bankshares		5,430	197
Provident Financial Holdings		842	24
Provident Financial Services		12,856	249
PS Business Parks (REIT)		2,629	119
QC Holdings	*	830	16
R&G Financial		4,641	180
RAIT Investment Trust (REIT)		4,077	114
Ramco-Gershenson Properties Trust (REIT)		2,376	77
Realty Income (REIT)		6,310	319
Redwood Trust (REIT)	(a)	2,962	184
Republic Bancorp		11,745	179

Republic Bancorp, Cl A - Kentucky		1,359	35
Rewards Network	*	2,664	19
Riggs National		2,928	62
RLI		3,733	155
Royal Bancshares of Pennsylvania, Cl A		727	20
SY Bancorp		1,976	48
S&T Bancorp		3,952	149
Safety Insurance Group		1,669	52
Sanders Morris Harris Group		2,010	36
Sandy Spring Bancorp		2,422	93
Santander Bancorp		876	26
Saul Centers (REIT)		2,191	84
Saxon Capital		9,180	220
SCBT Financial		1,353	45
Seacoast Banking		1,932	43
Security Bank		778	31
Selective Insurance Group		4,627	205
Senior Housing Properties Trust (REIT)	(a)	8,946	169
Signature Bank	*	1,040	34
Silicon Valley Bancshares	*	5,895	264
Simmons First National, Cl A		2,449	71
Smithtown Bancorp		870	28
Southern Community Financial		2,480	26
Southside Bancshares		1,557	36
Southwest Bancorp - Oklahoma		1,784	44
Southwest Bancorp of Texas	(a)	11,458	267
Sovran Self Storage (REIT)		2,481	105
State Auto Financial		2,248	58
State Bancorp		1,350	37
State Financial Services, Cl A		962	29
Sterling Bancorp		2,696	76
Sterling Bancshares		7,474	107
Sterling Financial - Pennsylvania		3,587	103
Sterling Financial - Washington	*	4,164	163
Stewart Information Services	(a)	2,840	118
Stifel Financial	*	1,206	25
Strategic Hotel Capital		4,990	82
Suffolk Bancorp		1,816	63
Summit Properties (REIT)		4,685	153
Sun Bancorp - New Jersey	*	1,618	40
Sun Communities (REIT)		2,688	108
Sunstone Hotel Investors	*	3,720	77
Susquehanna Bancshares		7,683	192
SWS Group		2,541	56
Tanger Factory Outlet Centers (REIT)		4,540	120
Tarragon Realty Investors	*	1,486	27
Taubman Centers (REIT)		8,297	249
Taylor Capital Group		646	22
Tejon Ranch	*	1,267	52
Texas Capital Bancshares	*	4,360	94

Texas Regional Bancshares, Cl A		6,852	224
TierOne		3,101	77
Tompkins Trustco		1,162	62
Tower Group		2,520	30
Town & Country Trust (REIT)		2,910	80
Tradestation Group	*	3,131	22
Trammell Crow	*	5,464	99
Triad Guaranty	*	1,559	94
TriCo Bancshares		1,870	44
TrustCo Bank Corporation of New York		12,547	173
Trustmark		7,930	246
U.S. Restaurant Properties (REIT)		3,802	69
UICI		6,303	214
UMB Financial		2,519	143
Umpqua Holdings		7,295	184
Union Bankshares		1,448	56
United Bankshares		6,310	241
United Community Banks		4,746	128
United Community Financial		4,503	50
United Fire & Casualty		2,408	81
United PanAm Financial	*	774	15
Universal American Financial	*	4,843	75
Universal Health Realty Income Trust (REIT)		1,958	63
Univest Corporation of Pennsylvania		1,270	58
Unizan Financial		3,628	96
Urstadt Biddle Properties, Cl A (REIT)		3,514	60
USB Holding		2,116	53
USB Holding Company Fractional Share	(c)	—	—
USI Holdings	*	5,879	68
U-Store-It-Trust		4,360	76
Vesta Insurance Group	*	6,020	22
Virginia Commerce Bancorp	*	1,136	32
Virginia Financial Group		1,199	44
Washington Real Estate Investment Trust (REIT)		6,967	236
Washington Trust Bancorp		2,203	65
Waypoint Financial	(a)	4,995	142
WesBanco		3,146	101
West Bancorp		2,815	50
West Coast Bancorp - Oregon		2,507	64
Westamerica Bancorporation		5,280	308
Western Sierra Bancorp	*	1,072	41
Westfield Financial		810	21
Wilshire Bancorp	*	2,310	38
Winston Hotels (REIT)		3,870	46
Wintrust Financial		3,635	207
World Acceptance	*	2,684	74
WSFS Financial		1,001	60
Yardville National Bancorp		1,454	50
Zenith National Insurance		1,774	88
ZipRealty	*	770	14
			42,715

Health Care - 11.9%
Abaxis	*	2,910	42
Abgenix	*(a)	13,707	142
ABIOMED	*	2,540	39
Able Laboratories	*	3,027	69
Adolor	*	6,481	64
Advanced Medical Optics	*(a)	5,955	245
Advanced Neuromodulation Systems	*	3,379	133
Advancis Pharmaceuticals	*	1,400	5
Advisory Board	*	2,948	109
Aksys	*	1,344	7
Albany Molecular Research	*	3,875	43
Alderwoods Group	*	6,671	76
Alexion Pharmaceuticals	*	4,512	114
Align Technology	*	8,687	93
Alkermes	*	15,118	213
Alliance Imaging	*	2,994	34
Allscripts Healthcare Solutions	*	4,570	49
Alpharma, Cl A		6,553	111
AMEDISYS	*	2,220	72
America Service Group	*	1,770	47
American Healthways	*	4,872	161
American Medical Systems	*	4,213	176
AMERIGROUP	*	4,175	316
AMN Healthcare Services	*	1,915	30
Amsurg, Cl A	*	5,048	149
Analogic		1,929	86
Animas	*	710	11
Antigenetics	*(a)	4,236	43
Applera	*	12,299	169
Apria Healthcare Group	*	8,410	277
Ariad Pharmaceuticals	*	8,724	65
Array Biopharma	*	5,130	49
Arrow International		3,086	96
Arthrocare	*	3,547	114
Aspect Medical Systems	*	2,047	50
AtheroGenics	*(a)	6,240	147
Avant Immunotherapeutics	*	12,402	25
Axonyx	*	8,550	53
Barrier Therapeutics	*	1,090	18
Bentley Pharmaceuticals	*	2,565	28
Beverly Enterprises	*(a)	18,084	165
BioCryst Pharmaceuticals	*	2,730	16
Bioenvision	*	3,530	32
Biolase Technology	(a)	3,583	39
BioMarin Pharmaceutical	*	10,744	69
Bio-Rad Laboratories, Cl A	*	2,900	166
Bio-Reference Labs	*	1,400	24
Biosite	*(a)	2,158	133

BioVeris	*	3,424	25
Bone Care International	*	2,607	73
Bradley Pharmaceuticals	*	2,259	44
Bruker BioSciences	*	3,570	14
CancerVax	*(a)	2,760	30
Candela	*	3,208	36
Caraco Pharmaceutical Laboratories	*	1,510	14
Cardiac Science	*	12,239	26
CardioDynamics International	*	6,011	31
Cell Genesys	*(a)	7,457	60
Cell Therapeutics	*	11,766	96
Centene	*	6,762	192
Cepheid	*	6,965	69
Cerner	*(a)	4,749	253
Chemed		2,027	136
Ciphergen Biosystems	*	3,864	17
Closure Medical	*	1,149	22
Computer Programs & Systems		1,089	25
Conceptus	*	4,252	35
CONMED	*	4,966	141
Connetics	*(a)	5,300	129
Corcept Therapeutics	*	750	5
Corgentech	*	1,280	11
Corixa	*	10,013	36
Corvel	*	1,056	28
Cross Country Healthcare	*	3,833	69
CTI Molecular Imaging	*(a)	5,194	74
Cubist Pharmaceuticals	*	8,343	99
CuraGen	*	7,184	51
Curis	*	7,970	42
CV Therapeutics	*	5,309	122
Cyberonics	*	2,889	60
Cypress Biosciences	*	4,900	69
Cytogen	*	2,590	30
Cytokinetics	*	1,260	13
Datascope		1,966	78
deCODE Genetics	*	8,010	63
Dendreon	*	9,743	105
Dendrite International	*	6,024	117
DepoMed	*	3,520	19
Diagnostic Products		3,638	200
Digene	*	2,342	61
Discovery Laboratories	*	7,799	62
Diversa	*	3,947	35
DJ Orthopedics	*	2,982	64
DOV Pharmaceutical	*(a)	2,356	43
Durect	*(a)	5,064	17
DUSA Pharmaceuticals	*	2,500	36
Dyax	*	4,370	32
Dynavax Technologies	*	1,040	8

Eclipsys	*	6,101	125
Encore Medical	*	5,130	35
Encysive Pharmaceuticals	*	9,616	95
Endocardial Solutions	*	3,660	43
Enzo Biochem	*	4,228	82
Enzon	*	7,397	101
EPIX Medical	*	3,807	68
eResearch Technology	*	7,423	118
Exactech	*	1,015	19
Exelixis	*	11,269	107
E-Z-EM	*	1,100	16
First Health Group	*	15,440	289
First Horizon Pharmaceutical	*	4,380	100
FoxHollow Technologies	*	780	19
Genaera	*	9,590	33
Genelabs Technologies	*	15,140	18
Genencor International	*	1,369	22
Genesis HealthCare	*	3,315	116
Genta	*(a)	10,118	18
Gentiva Health Services	*	4,213	70
Geron	*	7,524	60
GTx	*	910	12
Guilford Pharmaceuticals	*	7,331	36
Haemonetics	*(a)	3,291	119
Hanger Orthopedic Group	*	3,575	29
HealthExtras	*(a)	3,119	51
Hollis-Eden Pharmaceuticals	*	2,299	22
Hologic	*	3,403	93
Hooper Holmes		9,553	57
Human Genome Sciences	*(a)	21,880	263
ICU Medical	*(a)	1,761	48
Idenix Pharmaceuticals	*	980	17
IDX Systems	*	3,463	119
I-Flow	*	3,030	55
Illumina	*	4,850	46
Immucor	*	7,512	177
Immunicon	*	1,010	7
ImmunoGen	*	6,107	54
Immunomedics	*	7,526	23
Impax Laboratories	*(a)	8,115	129
Incyte	*	11,675	117
Indevus Pharmaceuticals	*	6,902	41
InKine Pharmaceuticals	*	8,120	44
Inspire Pharmaceuticals	*	6,939	116
Integra LifeSciences	*(a)	3,388	125
InterMune	*	4,787	63
IntraLase	*	1,290	30
Intuitive Surgical	*	5,653	226
Invacare		4,379	203
Inverness Medical Innovations	*	2,240	56

Isis Pharmaceuticals	*	8,646	51
Isolagen	*	3,690	29
Ista Pharmaceuticals	*	1,340	14
IVAX Diagnostics	*	1,030	4
Kensey Nash	*	1,588	55
Keryx Biopharmaceuticals	*	3,610	42
Kindred Healthcare	*	4,396	132
Kos Pharmaceuticals	*	1,992	75
Kosan Biosciences	*	3,520	24
K-V Pharmaceutical, Cl A	*(a)	5,957	131
Kyphon	*(a)	3,880	100
LabOne	*	3,098	99
Lannet	*	1,156	11
Laserscope	*	3,021	108
LCA-Vision		2,580	60
Lexicon Genetics	*	10,568	82
LifeCell	*	4,740	48
Lifeline Systems	*	1,852	48
Lifepoint Hospitals	*(a)	6,449	225
Ligand Pharmaceuticals	*	12,453	145
Luminex	*	4,475	40
Magellan Health Services	*	4,540	155
MannKind	*	2,160	34
Marshall Edwards	*(a)	1,200	11
Matria Healthcare	*	1,720	67
Matthews International, Cl A		5,373	198
Maxim Pharmaceuticals	*(a)	9,260	28
Maxygen	*	3,755	48
Medarex	*(a)	13,334	144
MedCath	*	1,010	25
Medical Action Industries	*	1,357	27
Medical Staffing Network Holdings	*	2,027	17
Medicines	*(a)	8,044	232
Mentor		7,382	249
Merge Technologies	*	1,830	41
Merit Medical Systems	*	3,910	60
Micro Therapeutics	*	1,961	7
Microtek Medical Holdings	*	7,170	29
Mine Safety Appliances		3,596	182
Molecular Devices	*	2,600	52
Molina Healthcare	*	1,730	80
Momenta Pharmaceuticals	*	1,020	7
Myogen	*	3,180	26
Myriad Genetics	*(a)	5,173	116
NABI Biopharmaceuticals	*	9,701	142
Nanogen	*(a)	7,970	59
National Healthcare		1,123	40
NDCHealth	(a)	6,008	112
NeoPharm	*	2,872	36
Neose Technologies	*	3,733	25

Neurogen	*	4,170	39
Nitromed	*(a)	1,860	50
Northfield Laboratories	*(a)	3,170	71
Noven Pharmaceuticals	*	3,898	67
NPS Pharmaceuticals	*(a)	6,282	115
Nutraceutical International	*	1,170	18
NuVasive	*	1,080	11
Nuvelo	*	4,729	47
OCA	*(a)	7,046	45
Ocular Sciences	*	3,458	169
Odyssey Healthcare	*	6,175	84
Omnicell	*	3,629	40
Onyx Pharmaceuticals	*(a)	5,847	189
Option Care	(a)	2,210	38
OraSure Technologies	*	6,624	45
OrthoLogic	*	6,408	40
Orthovita	*	7,750	32
Oscient Pharmaceuticals	*(a)	10,130	37
Owens & Minor		6,618	186
Pain Therapeutics	*	5,347	39
Palatin Technologies	*	8,787	23
Palomar Medical Technologies	*	2,000	52
Par Pharmaceutical Companies	*(a)	5,710	236
PAREXEL International	*	4,361	89
PDI	*	1,410	31
Pediatrix Medical Group	*	3,767	241
Penwest Pharmaceuticals	*	3,263	39
Peregrine Pharmaceuticals	*	20,982	25
Perrigo		10,203	176
Per-Se Technologies	*	3,783	60
Pharmacyclics	*	3,270	34
Pharmion	*	2,480	105
Pharmos	*	15,900	23
PolyMedica		4,386	164
Possis Medical	*	2,679	36
POZEN	*	4,002	29
PRA International	*	1,380	34
Praecis Pharmaceuticals	*	8,735	17
Priority Healthcare, Cl B	*	4,818	105
Progenics Pharmaceutical	*	1,965	34
Province Healthcare	*(a)	8,322	186
ProxyMed Pharmacy	*	1,000	10
PSS World Medical	*	11,251	141
Psychiatric Solutions	*	2,550	93
Quidel	*	5,272	27
Radiation Therapy Services	*	910	15
Regeneration Technologies	*	3,873	41
Regeneron Pharmaceutical	*	6,330	58
RehabCare Group	*	2,705	76
Renovis	*	1,000	14

Res-Care	*	2,910	44
Rigel Pharmaceuticals	*	1,810	44
Salix Pharmaceuticals	*	6,005	106
Santarus	*	1,400	13
SciClone Pharmaceuticals	*	7,438	28
Seattle Genetics	*	5,207	34
Select Medical		15,520	273
Serologicals	*(a)	5,700	126
SFBC International	*	2,104	83
Sierra Health Services	*	3,876	214
SOLA International	*	5,338	147
Sonic Innovations	*	3,070	13
SonoSite	*	2,456	83
Specialty Laboratories	*	1,331	15
Stereotaxis	*	930	9
STERIS	*	11,650	276
Stewart Enterprises, Cl A	*	17,984	126
Sunrise Senior Living	*	2,710	126
SuperGen	*(a)	8,470	60
SurModics	*(a)	2,367	77
Sybron Dental Specialties	*	6,429	227
Symbion	*	1,380	30
Tanox	*	3,962	60
Techne	*	6,933	270
Telik	*	7,368	141
Tercica	*	950	10
Third Wave Technologies	*	4,685	40
Thoratec	*	7,554	79
Transkaryotic Therapies	*	4,938	125
Trimeris	*	2,604	37
TriPath Imaging	*	4,594	41
TriZetto Group	*	5,232	50
United Surgical Partners	*	4,742	198
United Therapeutics	*	3,184	144
Urologix	*	2,350	15
Valeant Pharmaceuticals International	(a)	13,980	368
Varian	*	5,791	237
Ventana Medical Systems	*	2,283	146
Ventiv Health	*	3,080	63
Vertex Pharmaceuticals	*(a)	14,245	151
Viasys Healthcare	*	5,138	98
Vicuron Pharmaceuticals	*	8,652	151
Vion Pharmaceuticals	*(a)	9,240	43
VistaCare, Cl A	*	1,502	25
VISX	*(a)	8,215	213
Vital Signs		951	37
VNUS Medical Technologies	*	910	12
WellCare Group	*	1,530	50
West Pharmaceutical Services		5,002	125
Wilson Greatbatch Technologies	*	3,569	80

Wright Medical Group	*	4,431	126
Young Innovations		780	26
ZILA	*	7,570	32
Zoll Medical	*	1,539	53
ZymoGenetics	*	3,237	74
			24,285
Industrials - 13.6%
A.S.V.	*	1,302	62
A.O. Smith		2,844	85
AAON	*	1,459	23
AAR	*	5,377	73
ABM Industries		6,267	124
Aceto		2,662	51
Actuant, Cl A	*(a)	4,404	230
Acuity Brands		7,106	226
Administaff	*	3,607	45
AirTran Holdings	*	14,250	152
Alaska Air Group	*(a)	4,935	165
Albany International, Cl A		4,377	154
Alexander & Baldwin	(a)	7,169	304
Amerco	*	1,550	71
America West Holdings, Cl B	*(a)	5,858	39
American Superconductor	*	4,070	61
American Woodmark		1,784	78
Ameron International		1,373	52
Angelica		1,489	40
Apogee Enterprises		4,582	61
Applied Industrial Technology		4,285	117
Applied Signal Technology		1,656	58
Arkansas Best		3,676	165
Armor Holdings	*	4,813	226
Artesyn Technologies	*	5,736	65
Asset Acceptance Capital	*	1,310	28
Astec Industries	*	2,781	48
Aviall	*	3,935	90
Baldor Electric		5,497	151
Banta		4,152	186
Barnes Group		2,374	63
BE Aerospace	*	10,060	117
Beacon Roofing Supply	*	2,300	46
Bowne & Company		5,842	95
Brady, Cl A		3,035	190
Bright Horizons Family Solutions	*	2,205	143
Bucyrus International		2,470	100
C&D Technologies		4,556	78
Capstone Turbine	*	13,890	25
Cascade		1,776	71
Casella Waste Systems	*	3,279	48
CDI		2,057	44
Central Freight Lines	*	1,430	9

Central Parking		3,089	47
Century Business Services	*	10,541	46
Ceradyne	*	2,663	152
Charles River Associates	*	1,699	79
Circor International		2,564	59
CLARCOR		4,267	234
Coinstar	*	3,988	107
Color Kinetics	*	1,100	19
Comfort Systems USA	*	6,420	49
Commercial Vehicle Group	*	1,650	36
CompX International		570	9
Consolidated Graphics	*	1,887	87
Continental Airlines, Cl B	*	11,821	160
Cornell Companies	*	2,222	34
Corrections Corporation of America	*	5,921	240
CoStar Group	*	2,676	124
Covenant Transport, Cl A	*	1,453	30
Cubic		2,610	66
CUNO	*	2,826	168
Curtiss-Wright		3,536	203
Delta Air Lines	*(a)	18,060	135
DiamondCluster, Cl A	*	3,900	56
Dollar Thrifty Automotive	*	5,245	158
DRS Technologies	*	3,954	169
Ducommun	*	1,215	25
Duratek	*	1,700	42
Dycom Industries	*(a)	8,173	249
EDO		2,611	83
Educate	*	4,630	61
EGL	*(a)	6,029	180
Electro Rent	*	3,005	43
ElkCorp	(a)	3,292	113
EMCOR Group	*	2,528	114
Encore Wire	*	2,644	35
Energy Conversion Devices	*	3,359	65
EnerSys	*	2,110	32
Engineered Support Systems	(a)	3,714	220
Ennis Business Forms		4,271	82
EnPro Industries	*	3,456	102
ESCO Technologies	*(a)	2,161	166
Esterline Technologies	*	4,138	135
Exponent	*	1,000	27
ExpressJet Holdings	*	6,456	83
Federal Signal		8,026	142
First Advantage	*	520	11
Flanders	*	2,180	21
Florida East Coast Industries, Cl A		3,359	151
Flowserve	*	9,150	252
FLYi	*(a)	7,570	13
Forward Air	*	3,626	162

Franklin Electric		2,702	114
Frontier Airlines	*	5,929	68
FTI Consulting	*	7,105	150
FuelCell Energy	*(a)	7,050	70
G&K Services, Cl A		2,911	126
Gardner Denver	*	3,298	120
GenCorp		7,938	147
General Binding	*	1,001	13
General Cable	*	6,919	96
Genesee & Wyoming, Cl A	*	2,846	80
Genlyte Group	*	2,031	174
Geo Group	*	1,572	42
GEVITY HR		3,952	81
Global Power Equipment	*	5,645	56
Gorman-Rupp		1,543	35
Granite Construction		5,555	148
Greenbrier Companies		947	32
Greg Manning Auctions	*(a)	840	10
Griffon	*(a)	4,069	110
Healthcare Services Group		2,630	55
Heartland Express	(a)	7,577	170
HEICO		3,252	73
Heidrick & Struggles International	*	2,790	96
Herley Industries	*	1,910	39
Hexcel	*	4,424	64
Hub Group	*(a)	1,200	63
Hudson Highland Group	*	1,665	48
Huron Consulting Group	*	1,780	40
IDEX		8,458	343
II-VI	*	1,869	79
Imagistics International	*	2,781	94
Innovative Solutions and Support	*	1,160	39
Insituform Technologies, Cl A	*	4,458	101
Insurance Auto Auctions	*	1,445	32
Integrated Electrical Services	*(a)	5,484	27
Intermagnetics General	*	4,666	119
Intersections	*	1,180	20
Ionics	*(a)	3,069	133
Jackson Hewitt Tax Service		6,340	160
Jacuzzi Brands	*	12,579	109
JLG Industries		7,380	145
John H. Harland		4,625	167
Joy Global	(a)	8,574	372
Kadant	*	2,383	49
Kaman		3,402	43
Kansas City Southern Industries	*(a)	10,040	178
Kaydon	(a)	4,753	157
Kelly Services, Cl A		2,936	89
Kennametal		6,150	306
Kforce	*	4,260	47

Kirby	*	3,620	161
Knight Transportation		6,112	152
Korn/Ferry International	*	5,216	108
KVH Industries	*(a)	2,404	24
Labor Ready	*	6,902	117
Laidlaw International	*	17,500	375
Landstar	*	5,030	370
Lawson Products		830	42
Layne Christensen	*	1,640	30
Learning Tree International	*	1,465	20
LECG	*	2,180	41
Lennox International	(a)	7,396	151
Lincoln Electric Holdings		5,614	194
Lindsay Manufacturing		1,895	49
LSI Industries		3,292	38
MagneTek	*	3,950	27
Manitowoc		4,684	176
Marten Transport	*	1,530	35
MasTec	*	3,917	40
McGrath Rentcorp		1,609	70
Medis Technologies	*(a)	2,167	40
Mercury Computer Systems	*(a)	3,541	105
Mesa Air Group	*(a)	5,292	42
Microvision	*(a)	3,110	22
Middleby	*	740	38
Milacron	*	4,590	16
Mobile Mini	*	2,400	79
Moog, Cl A	*	4,345	197
MTC Technologies	*	1,204	40
Mueller Industries		5,901	190
NACCO Industries, Cl A		785	83
Navigant Consulting	*	7,738	206
NCI Building Systems	*	3,245	122
NCO Group	*	4,507	117
Nordson		4,431	178
Northwest Airlines	*(a)	12,604	138
NuCo2	*	1,600	36
Old Dominion Freight Lines	*	2,750	96
Orbital Sciences	*	8,694	103
Overnite		4,670	174
PAM Transportation Services	*	1,066	20
Pacer International	*(a)	5,800	123
Penn Engineering & Manufacturing		1,793	32
Perini	*	1,126	19
Pico Holdings	*	1,336	28
Pinnacle Airlines	*	3,240	45
Plug Power	*(a)	8,085	49
Portfolio Recovery Associates	*	2,023	83
Powell Industries	*	1,137	21
Power-One	*	10,770	96

Pre-Paid Legal Services	(a)	1,744	65
PRG-Schultz International	*	6,840	34
Princeton Review	*	2,755	17
Quality Distribution	*	1,390	12
Quanta Services	*	12,021	96
Quixote		1,257	26
RailAmerica	*	6,137	80
Raven Industries		2,588	55
Regal-Beloit	(a)	4,123	118
Reliance Steel & Aluminum		4,706	183
Republic Airways Holdings	*	830	11
Resources Connection	*(a)	3,896	212
Robbins & Myers		1,811	43
Rollins		3,257	86
Schawk		1,511	27
School Specialty	*	3,817	147
SCS Transportation	*	2,481	58
Sequa, Cl A	*	1,036	63
Shaw Group	*	10,552	188
SI International	*	1,100	34
Simpson Manufacturing		6,188	216
SITEL	*	9,720	24
SkyWest		9,839	197
Sotheby’s Holdings, Cl A	*(a)	7,622	138
SOURCECORP	*	2,692	51
Spherion	*	10,076	85
Standard Register		1,973	28
Standex International		1,969	56
Stewart & Stevenson Services		4,795	97
Strayer Education		2,497	274
Swift Transportation	*(a)	7,700	165
Sypris Solutions		1,128	17
Tecumseh Products, Cl A		2,648	127
Teledyne Technologies	*	5,420	160
Teletech Holdings	*(a)	6,279	61
Tennant		1,383	55
Terex	*(a)	8,311	396
Tetra Tech	*(a)	9,332	156
Thomas & Betts	*(a)	9,912	305
Thomas Industries		2,423	97
Toro		3,794	309
TRC	*	1,518	26
Tredegar		4,619	93
Trex	*	1,718	90
Trinity Industries	(a)	6,125	209
Triumph Group	*	2,642	104
U.S. Xpress Enterprises	*	964	28
UAP Holding	*	4,630	80
Ultralife Batteries	*	2,340	46
United Industrial		1,774	69

United Rentals	*(a)	7,276	138
United Stationers	*	5,646	261
Universal Forest Products		3,236	140
Universal Technical Institute	*	2,360	90
URS	*	5,238	168
USF		4,628	176
USG	*(a)	5,746	231
Valence Technology	*(a)	9,743	30
Valmont Industries		2,288	57
Vertrue	*	982	37
Vicor		3,192	42
Volt Information Sciences	*	1,322	39
Wabash National	*(a)	5,115	138
Wabtec		6,326	135
Walter Industries		3,930	133
Washington Group International	*	4,213	174
Waste Connections	*	7,911	271
Water Pik Technologies	*	1,660	29
Watsco		3,719	131
Watson Wyatt & Company Holdings		5,378	145
Watts Water Technologies, Cl A		3,965	128
Werner Enterprises		8,000	181
Woodward Governor		1,619	116
York International	(a)	6,974	241
			27,767
Information Technology - 16.6%
24/7 Real Media	*	4,790	21
Accelrys	*	4,468	35
Actel	*	4,294	75
ActivCard	*	7,045	63
Actuate	*	8,630	22
Adaptec	*(a)	18,390	140
ADE	*	1,580	30
Advanced Digital Information	*	10,711	107
Advanced Energy Industries	*	3,766	34
Advent Software	*	3,938	81
Aeroflex	*	11,128	135
Agile Software	*	8,707	71
Agilysys		4,789	82
Airspan Networks	*	5,140	28
Alliance Semiconductor	*	3,401	13
Altiris	*	3,504	124
AMIS Holdings	*	5,210	86
Anaren	*	3,448	45
Anixter International	*(a)	5,003	180
Ansoft	*	1,223	25
AnswerThink	*	7,510	35
ANSYS	*	5,178	166
Anteon International	*	4,540	190
Applied Films	*	2,458	53

aQuantive	*	7,927	71
Ariba	*	10,082	167
Arris Group	*(a)	14,514	102
Ascential Software	*	10,004	163
AsiaInfo Holdings	*	5,892	35
Aspect Communication	*	6,784	76
Aspen Technology	*	6,891	43
Asyst Technologies	*	7,837	40
Atari	*	1,539	5
Atheros Communications	*	1,550	16
ATMI	*	5,210	117
Audiovox	*	2,868	45
August Technology	*	2,960	31
Authentidate Holding	*	4,830	30
Autobytel	*	6,932	42
Avanex	*	13,297	44
Axcelis Technologies	*	16,761	136
BEI Technologies		1,851	57
Bel Fuse		1,900	64
Belden CDT		7,899	183
Benchmark Electronics	*(a)	6,849	234
BISYS Group	*	20,300	334
Black Box	(a)	2,695	129
Blackbaud	*	1,340	20
Blackboard	*	1,090	16
Blue Coat Systems	*	1,720	32
Borland Software	*	13,619	159
Brightpoint	*	3,070	60
Brocade Communications Systems	*(a)	43,740	334
Brooks Automation	*	7,945	137
Cabot Microelectronics	*(a)	4,182	167
CACI International, Cl A	*	4,909	334
California Micro Devices	*	3,520	25
Captaris	*	5,360	28
Carreker	*	3,380	29
Carrier Access	*	3,340	36
Catapult Communications	*	1,185	29
CCC Information Services Group	*	1,310	29
C-COR.net	*	7,178	67
Checkpoint Systems	*(a)	6,331	114
Cherokee International	*	1,180	11
Chordiant Software	*	12,870	29
CIBER	*	8,511	82
Cirrus Logic	*(a)	14,082	78
CMGI	*	75,351	192
CNET Networks	*(a)	21,502	241
Cognex		6,669	186
Coherent	*	5,038	153
Cohu		3,578	66
CommScope	*(a)	9,076	172

Comtech Telecommunications	*	2,377	89
Concord Communications	*	3,048	34
Concur Technologies	*	4,368	39
Corillian	*	5,410	27
Covansys	*	3,350	51
Cray	*	14,298	67
Credence Systems	*	16,231	149
CSG Systems International	*	8,614	161
CTS		6,024	80
CyberGuard	*	2,856	18
CyberOptics	*	1,240	18
CyberSource	*	4,560	33
Cymer	*(a)	6,197	183
Daktronics	*	2,406	60
DDi	*	4,350	14
Digi International	*	3,580	62
Digimarc	*	2,578	24
Digital Insight	*	5,854	108
Digital River	*	5,379	224
Digital Theater Systems	*	2,800	56
Digitas	*(a)	11,949	114
Diodes	*	1,191	27
Dionex	*	3,134	178
Ditech Communications	*	5,050	76
Dot Hill Systems	*	7,241	57
DoubleClick	*(a)	19,260	150
DSP Group	*	4,870	109
DuPont Photomasks	*	2,447	65
E.piphany	*	12,683	61
Eagle Broadband	*	33,710	22
EarthLink	*	23,052	266
Echelon	*	4,674	39
eCollege.com	*	2,654	30
eFunds	*	8,073	194
Electro Scientific Industries	*	4,700	93
Electronics for Imaging	*(a)	8,947	156
Embarcadero Technologies	*	3,542	33
Emulex	*(a)	13,860	233
Entegris	*	7,279	72
Enterasys Networks	*	35,059	63
Entrust	*	10,609	40
Epicor Software	*	6,928	98
EPIQ Systems	*	2,281	33
Equinix	*	1,620	69
ESS Technology	*	5,592	40
Euronet Worldwide	*	3,749	98
Exar	*	6,827	97
Excel Technologies	*	1,995	52
Extreme Networks	*	18,209	119
F5 Networks	*(a)	5,806	283

FactSet Research Systems	(a)	3,400	199
FalconStor Software	*(a)	4,403	42
FARO Technologies	*	1,760	55
FEI	*(a)	3,976	84
FileNet	*	6,969	180
FindWhat.com	*(a)	4,271	76
Finisar	*	27,604	63
FormFactor	*(a)	4,630	126
Forrester Research	*	2,275	41
FSI International	*	4,980	23
Gartner, Cl A	*	10,592	132
Gateway	*(a)	37,550	226
Genesis Microchip	*	5,352	87
Global Imaging Systems	*	3,852	152
Greenfield Online	*	860	19
Harmonic	*	11,990	100
Helix Technology		4,403	77
Homestore	*	18,853	57
Hutchinson Technology	*	4,399	152
Hypercom	*	8,501	50
Hyperion Solutions	*(a)	6,574	306
Identix	*	14,874	110
iGATE	*	3,474	14
Imation		5,980	190
Infocrossing	*(a)	2,620	44
InFocus	*	6,609	61
Informatica	*	14,458	117
InfoSpace	*	5,380	256
infoUSA	*	5,310	59
INTAC International	*	1,310	17
Integrated Device Technology	*	17,770	205
Integrated Silicon Solution	*	5,956	49
Interchange	*	570	10
InterDigital Communications	*	9,370	207
Intergraph	*	5,845	157
InterNAP Network Services	*	48,930	46
Internet Capital Group	*	6,350	57
Internet Security Systems	*	6,789	158
Inter-Tel		3,430	94
Intervideo	*	1,430	19
InterVoice	*	5,997	80
Interwoven	*	6,748	73
Intevac	*	2,790	21
Intrado	*	2,879	35
Iomega	*	8,692	48
iPass	*	7,370	55
iPayment	*	1,755	87
Itron	*	3,513	84
iVillage	*	5,250	32
Ixia	*	4,415	74

IXYS	*	3,134	32
J2 Global Communications	*	3,140	108
JAMDAT Mobile	*	1,030	21
JDA Software	*	4,295	59
Jupitermedia	*	2,820	67
Kanbay International	*	1,210	38
Keane	*(a)	8,428	124
Keithley Instruments		2,099	41
KEMET	*	14,424	129
Keynote Systems	*	2,568	36
Kintera	*	1,110	10
Komag	*(a)	4,589	86
Kopin	*	11,697	45
Kronos	*	5,232	268
Kulicke & Soffa	*	8,485	73
Landauer		1,502	69
LaserCard	*(a)	1,623	17
Lattice Semiconductor	*	18,883	108
Lawson Software	*	9,272	64
Leadis Technology	*	1,000	11
LeCroy	*	1,380	32
Lexar Media	*	11,884	93
Lionbridge Technologies	*	7,777	52
Littelfuse	*	3,686	126
LookSmart	*	15,938	35
LTX	*	10,164	78
Macrovision	*(a)	8,310	214
Magma Design Automation	*	4,113	52
Manhattan Associates	*(a)	5,084	121
ManTech International	*	2,806	67
Manugistics Group	*	9,161	26
MAPICS	*	4,238	45
MapInfo	*	3,370	40
Marchex	*	690	14
MarketWatch.com	*	1,740	31
MatrixOne	*	8,726	57
Mattson Technology	*	6,661	75
Maximus	*	3,117	97
Maxwell Technologies	*	1,770	18
McDATA, Cl A	*	19,810	118
Measurement Specialties	*	1,780	45
Mentor Graphics	*(a)	14,135	216
Merix	*	3,010	35
Methode Electronics, Cl A		5,978	77
Metrologic Instruments	*	1,748	37
Micrel	*(a)	11,539	127
Micromuse	*	13,200	73
Micros Systems	*	2,715	212
Microsemi	*	10,026	174
MicroStrategy	*	2,018	122

Microtune	*	8,580	52
Midway Games	*	7,699	81
Mindspeed Technologies	*(a)	16,605	46
MIPS Technologies, Cl A	*	6,840	67
MKS Instruments	*(a)	5,409	100
Mobility Electronics	*	4,120	35
Monolithic Power Systems	*	930	9
Monolithic System Technology	*	3,897	24
Motive	*	890	10
MPS Group	*	17,720	217
MRO Software	*	3,265	43
MRV Communications	*(a)	17,620	65
MSC.Software	*	4,570	48
MTS Systems		3,568	121
Multi-Fineline Electronix	*	1,000	18
Mykrolis	*	6,881	98
Neoforma	*	1,542	12
Ness Technologies	*	2,270	34
Net2Phone	*	5,955	20
NETGEAR	*(a)	3,610	66
NetIQ	*	9,518	116
NetRatings	*	2,069	40
NetScout Systems	*	3,957	28
Network Equipment Technologies	*	4,000	39
Newport	*	7,119	100
NIC	*	5,199	26
NMS Communications	*	7,760	49
Novatel Wireless	*(a)	3,080	60
OmniVision Technologies	*(a)	9,382	172
ON Semiconductor	*(a)	22,665	103
Open Solutions	*	2,190	57
Openwave Systems	*(a)	10,836	168
Oplink Communications	*	17,841	35
OPNET Technologies	*	1,965	17
Opsware	*	8,559	63
Optical Communication Products	*	3,060	8
OSI Systems	*	2,433	55
Overland Storage	*	2,281	38
Packeteer	*	5,480	79
Palm	*(a)	7,049	222
Palmsource	*(a)	2,442	31
Paradyne Networks	*	6,570	24
Parametric Technology	*(a)	45,202	266
Park Electrochemical		2,914	63
Paxar	*	5,769	128
PC Connection	*	1,202	11
PC-tel	*	3,354	27
PDF Solutions	*	2,438	39
PEC Solutions	*	2,226	32
Pegasus Solutions	*	3,884	49

Pegasystems	*	1,884	16
Pericom Semiconductor	*	3,692	35
Perot Systems, Cl A	*	12,692	203
Phase Forward	*	930	8
Photon Dynamics	*	2,778	67
Photronics	*(a)	5,426	90
Pinnacle Systems	*	11,488	70
Pixelworks	*	6,756	77
Planar Systems	*	2,441	27
PlanetOut	*	980	13
PLATO Learning	*	3,840	29
Plexus	*	7,184	93
PLX Technology	*	3,590	37
Portal Software	*	5,378	14
PortalPlayer	*	1,050	26
Power Integrations	*	4,601	91
Powerwave Technologies	*	17,570	149
Presstek	*	4,290	42
Progress Software	*	5,253	123
QAD		2,134	19
Quality Systems	*	559	33
Quantum	*(a)	30,074	79
Quest Software	*	8,381	134
RadiSys	*(a)	3,126	61
RAE Systems	*	5,760	42
RealNetworks	*(a)	18,770	124
Redback Networks	*	5,206	28
Redback Networks - Warrant	*	344	1
Redback Networks - Warrant	*(a)	363	1
REMEC	*	10,269	74
Renaissance Learning		1,273	24
Retek	*	9,311	57
RF Micro Devices	*(a)	31,327	214
RightNow Technologies	*	1,050	17
Rofin-Sinar Technologies	*	2,495	106
Rogers	*	2,766	119
RSA Security	*(a)	11,726	235
Rudolph Technologies	*(a)	2,142	37
S1	*	11,775	107
Safeguard Scientifics	*	19,974	42
SAFENET	*(a)	4,002	147
Salesforce.com	*	1,940	33
Sapient	*	13,146	104
SBS Technologies	*	2,544	36
ScanSoft	*	13,475	56
ScanSource	*	2,090	130
SeaChange International	*(a)	4,085	71
Secure Computing	*	5,936	59
SeeBeyond Technologies	*	8,274	30
Semitool	*	2,713	25

SERENA Software	*(a)	4,546	98
SigmaTel	*	4,150	147
Silicon Graphics	*(a)	44,014	76
Silicon Image	*	12,480	205
Silicon Storage Technology	*	13,684	81
Siliconix	*	986	36
SimpleTech	*	3,360	15
SIPEX	*	3,305	15
SiRF Technology Holdings	*	1,940	25
Skyworks Solutions	*(a)	25,238	238
Sohu.com	*(a)	3,687	65
Sonic Solutions	*(a)	3,120	70
SonicWALL	*	9,919	63
Spatialight	*(a)	3,920	35
SpectraLink		3,179	45
SPSS	*	2,367	37
SRA International, Cl A	*	2,198	141
SS&C Technologies		2,264	47
Staktek Holdings	*	1,710	8
Standard Microsystems	*	3,072	55
StarTek		1,815	52
Stellent	*	3,421	30
StorageNetworks	*(c)	15,089	—
Stratasys	*	1,531	51
Stratex Networks	*	15,978	36
Suntron	*	410	1
Supertex	*	1,482	32
Supportsoft	*	6,057	40
Sycamore Networks	*	29,133	118
Sykes Enterprises	*	4,179	29
Symmetricom	*	7,491	73
Synaptics	*(a)	3,712	114
SYNNEX	*	1,090	26
Syntel		1,224	21
Take-Two Interactive Software	*(a)	7,517	262
TALX		2,279	59
TASER International	*(a)	8,120	257
Technitrol	*	6,734	123
Tekelec	*(a)	8,363	171
Terayon Communications	*	11,149	30
Terremark Worldwide	*(a)	50,100	32
Tessera Technologies	*	4,310	160
ThermoGenesis	*	7,450	47
THQ	*	6,355	146
Tier Technologies	*	2,767	26
TippingPoint Technologies	*	550	26
Titan	*	14,146	229
TNS	*	740	16
TransAct Technologies	*	1,430	31
Transaction Systems Architects, Cl A	*	6,211	123

Transmeta	*(a)	27,077	44
Travelzoo	*(a)	290	28
Trident Microsystems	*	3,130	52
Trimble Navigation	*	8,542	282
Tripath Technology	*	5,710	7
TriQuint Semiconductor	*	26,352	117
TTM Technologies	*	6,798	80
Tumbleweed Communications	*	7,960	27
Tyler Technologies	*	6,122	51
Ulticom	*	1,730	28
Ultimate Software Group	*	2,740	35
Ultratech	*	3,535	67
United Online	*	8,887	102
Universal Display	*	3,471	31
UNOVA	*(a)	8,086	205
ValueClick	*	13,329	178
Varian Semiconductor Equipment Associates	*(a)	6,121	226
Veeco Instruments	*	4,317	91
Verint Systems	*	1,946	71
Verity	*	4,968	65
Verso Technologies	*(a)	22,180	16
ViaSat	*	3,474	84
Vignette	*	48,189	67
Viisage Technology	*	5,100	46
Vitesse Semiconductor	*	36,595	129
Volterra Semiconductor	*	750	17
WatchGuard Technologies	*	5,589	25
WebEx Communications	*(a)	5,084	121
webMethods	*	7,716	56
Websense	*	3,867	196
WebSideStory	*	970	12
Westell Technologies, Cl A	*	8,212	56
Wind River Systems	*	11,968	162
Witness Systems	*	3,670	64
WJ Communications	*	5,280	18
Woodhead Industries		2,025	32
X-Rite		3,494	56
Xybernaut	*(a)	29,520	36
Zhone Technologies	*	9,049	23
Zix	*(a)	3,480	18
Zoran	*	7,126	83
Zygo	*	2,984	35
			33,684
Materials - 5.7%
A. Schulman		5,028	108
Airgas		10,040	266
AK Steel Holdings	*	18,325	265
Albemarle		5,314	206
Aleris International	*	4,290	73
Allegheny Technologies	(a)	16,065	348

AMCOL International		3,430	69
American Vanguard		830	31
Anchor Glass Container	*	1,640	11
AptarGroup		6,100	322
Arch Chemicals		3,886	112
Brush Engineered Metals	*	3,161	58
Buckeye Technologies	*	5,849	76
Calgon Carbon		5,659	51
Cambrex		4,355	118
Caraustar Industries	*	4,746	80
Carpenter Technology		4,035	236
Century Aluminum	*	3,172	83
Chesapeake		3,253	88
Cleveland-Cliffs	(a)	1,784	185
Coeur D’Alene Mines	*	40,177	158
Commercial Metals		4,779	242
Compass Minerals International		2,520	61
Crompton		19,322	228
Crown Holdings	*(a)	27,848	383
Cytec Industries		6,490	334
Deltic Timber		1,649	70
Eagle Materials		3,143	271
Ferro		6,990	162
FMC	*	6,134	296
Georgia Gulf	(a)	4,800	239
Gibraltar Industries		3,919	93
Glatfelter		4,780	73
GrafTech International	*(a)	16,870	160
Graphic Packaging	*	11,130	80
Great Lakes Chemical		8,465	241
Greif, Cl A		2,290	128
H.B. Fuller		4,752	135
Headwaters	*	5,605	160
Hecla Mining	*	20,195	118
Hercules	*(a)	18,544	275
Kronos Worldwide		524	21
Longview Fibre		8,526	155
MacDermid	(a)	4,504	163
Metal Management		2,970	80
Metals USA	*	3,370	63
Minerals Technologies		3,425	228
Mosaic	*(a)	19,326	315
Myers Industries		4,288	55
NewMarket Group	*	2,641	53
NL Industries	*	1,319	29
NN		2,815	37
Octel		2,072	43
Olin	(a)	11,715	258
OM Group	*	4,730	153
Omnova Solutions	*	6,705	38

Oregon Steel Mills	*	5,680	115
PolyOne	*	16,389	148
Pope & Talbot		2,632	45
Potlatch	(a)	4,917	249
Quaker Chemical		1,378	34
Quanex	(a)	2,745	188
Rock-Tenn, Cl A		4,877	74
Royal Gold		3,136	57
RTI International Metals	*	3,535	73
Ryerson Tull		3,922	62
Schnitzer Steel Industries, Cl A		3,270	111
Schweitzer-Mauduit International		2,504	85
Sensient Technologies		7,806	187
Silgan Holdings		1,828	111
Spartech		4,190	114
Steel Dynamics	(a)	6,244	237
Steel Technologies		1,670	46
Stepan		880	21
Stillwater Mining	*	6,704	75
Symyx Technologies	*	4,746	143
Terra Industries	*(a)	6,510	58
Texas Industries	(a)	3,529	220
Titanium Metals	*	1,050	25
U.S. Concrete	*	3,530	27
USEC		13,801	134
Valhi		1,693	27
W.R. Grace & Company	*	11,069	151
Wausau-Mosinee Paper		7,623	136
Wellman		5,327	57
Westlake Chemical		1,980	66
Wheeling-Pittsburgh	*	1,350	52
			11,512
Telecommunication Services - 1.0%
AirGate PCS	*(a)	1,970	70
Alamosa Holdings	*(a)	12,320	154
Alaska Communications Systems Holdings		1,660	14
AT Road	*	5,695	39
Boston Communications Group	*	3,061	28
Broadwing	*(a)	8,085	74
CallWave	*	680	11
Centennial Communications, Cl A	*	1,976	16
Cincinnati Bell	*	40,881	170
Commonwealth Telephone Enterprises	*	3,635	181
CT Communications		3,010	37
D & E Communications		1,977	24
Dobson Communications, Cl A	*	18,369	32
EMS Technologies	*	1,789	30
General Communication	*	7,582	84
Golden Telecom		2,365	62
Infonet Services, Cl B	*	10,533	21

InPhonic	*	1,270	35
Iowa Telecommunications Services		3,220	69
ITC DeltaCom	*	2,090	4
Neon Communications	*(b)	34,093	—
Network Plus	*(b)	1,155	—
North Pittsburgh		2,529	63
Price Communications	*	6,316	117
Primus Telecommunications Group	*	12,354	39
PTEK Holdings	*	10,501	112
SBA Communications	*	7,787	72
Shenandoah Telecommunications		1,094	33
SureWest Communications		2,326	66
Talk America Holdings	*	4,451	29
Time Warner Telecom, Cl A	*	8,283	36
Triton PCS Holdings, Cl A	*	6,787	23
UbiquiTel	*	11,740	84
USA Mobility	*	4,362	154
Wireless Facilities	*(a)	7,903	75
			2,058
Utilities - 3.1%
American States Water		2,814	73
Aquila	*	39,322	145
Atmos Energy		11,343	310
Avista		8,075	143
Black Hills	(a)	5,408	166
California Water Service		2,842	107
Calpine	*(a)	74,840	295
Cascade Natural Gas		1,876	40
Central Vermont Public Service		1,775	41
CH Energy Group		2,512	121
CLECO	(a)	7,935	161
CMS Energy	*(a)	32,832	343
Connecticut Water Service		1,323	35
Duquesne Light Holdings	(a)	11,890	224
El Paso Electric	*	7,946	151
Empire District Electric	(a)	4,279	97
Energen		6,063	357
EnergySouth		1,129	32
IDACORP		6,537	200
Infrasource Services	*	1,440	19
Laclede Group		3,461	108
MGE Energy		3,297	119
Middlesex Water		1,889	36
New Jersey Resources		4,598	199
NICOR		7,430	274
Northwestern Natural Gas		4,561	154
Ormat Technologies	*	1,210	20
Otter Tail		4,366	111
People’s Energy		6,270	276
Piedmont Natural Gas	(a)	12,700	295

PNM Resources		10,083	255
Sierra Pacific Resources	*(a)	19,777	208
SJW		1,078	39
South Jersey Industries		2,296	121
Southern Union	*(a)	11,068	265
Southern Union Company Fractional Share	(c)	—	—
Southwest Gas		6,375	162
Southwest Water		4,656	63
UIL Holdings		1,932	99
UniSource Energy Holding		5,703	138
WGL Holdings		8,120	250
			6,252
Total Common Stocks (Cost $149,962)			192,195

		SHARES/PAR (000)
Short-Term Investments - 5.4%

U.S. Treasury Obligation - 0.4%
U.S. Treasury Bill	(d)
2.202%, 03/03/05		$700	$698
Total U.S. Treasury Obligation			698

Affiliated Money Market Fund - 5.0%
First American Prime Obligations Fund, Cl Z	(e)	10,099,858	$10,100
Total Affiliated Money Market Fund			10,100

Total Short-Term Investments (Cost $10,798)			10,798

Investments Purchased with Proceeds from Securities Lending – 20.0%
Commercial Paper - 6.2%
Bluegrass
2.490%, 8/18/05		141	141
2.480%, 11/18/05		144	144
Cable Beach
2.407%, 1/06/05		361	361
Concord Minutemen Capital
2.330%, 1/06/05		866	866
2.370%, 1/10/05		397	397
2.380%, 1/11/05		260	260
2.380%, 1/12/05		361	361
Descartes Funding Trust
2.403%, 11/15/05		361	361
Ford Credit Floor Plan
2.010%, 1/05/05		1,226	1,226
2.296%, 1/20/05		108	108
Goldman Sachs
2.413%, 1/18/05		361	361
Independence
2.473%, 10/17/05		428	428
Lakeside Funding
2.400%, 1/10/05		577	577
Leaf’s LLC
2.420%, 4/20/05		397	397

Liquid Funding
2.407%, 5/25/05	361	361
MBNA Credit
2.060%, 1/18/05	180	180
Main Street Warehouse
2.335%, 1/05/05	1,082	1,082
Morgan Stanley
2.393%, 7/25/05	721	721
2.393%, 9/09/05	216	216
Mortgage Interest Network
2.404%, 1/14/05	541	541
2.407%, 1/31/05	720	720
Orchard Park
2.411%, 7/06/05	744	744
2.431%, 10/06/05	159	159
Park Place
2.468%, 1/25/05	355	355
Sigma Finance
2.383%, 5/17/05	50	50
Thornburg Mortgage
2.405%, 1/14/05	721	721
2.415%, 1/19/05	720	720
Total Commercial Paper		12,558

Corporate Obligations - 5.1%
Allstate Life Global
2.447%, 10/14/05	722	722
2.393%, 10/14/05	180	180
Bayer Landbank NY
2.407%, 6/24/05	685	685
Blue Heron Funding
2.443%, 5/18/05	202	202
Castle Hill III
2.530%, 9/15/15	216	216
Cheyne High Grade
2.280%, 11/10/39	361	361
Depfa Bank PLC
2.470%, 6/15/05	361	361
Duke Funding VI
2.115%, 4/08/05	436	436
General Electric Capital Corporation
2.460%, 10/07/05	361	361
Halogen Funding
2.390%, 1/18/06	137	137
Jackson National Life
2.403%, 4/15/05	361	361
Jefferson Pilot
2.410%, 8/17/05	361	361
Liquid Funding
2.418%, 6/28/05	325	325
Merrill Lynch
2.331%, 10/01/05	722	722
Metlife Global Funding
2.443%, 10/14/05	433	433
2.458%, 4/28/08	303	303
Morgan Stanley
2.393%, 12/26/08	361	361
Natexis Banq NY
2.393%, 7/12/05	108	108
2.358%, 7/12/05	397	397
Northlake CDO
2.523%, 3/07/05	216	216
Premium Asset Trust
2.400%, 5/13/05	505	505
2.350%, 6/01/05	1,075	1,075
2.413%, 10/14/05	289	289

REMAC
2.390%, 9/29/05		387	387
RMAC
2.380%, 6/12/05		392	392
SMM Trust 2004
2.530%, 9/23/05		533	533
Total Corporate Obligations			10,429

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund		22,044	22
Total Money Market Funds			22

Other Short-Term Investments - 1.4%
ARLO III
2.575%, 9/28/05		1,082	1,082
Commonwealth Life
2.553%, 1/01/05	(f)	364	364
General Electric Capital Assurance
2.340%, 1/19/05		144	144
HBOS Treasury Services
2.270%, 11/01/05		397	397
ING USA Annuity & Life
2.826%, 6/30/05		938	938
Total Other Short-Term Investments			2,925

Repurchase Agreements - 7.3%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $216,756 (collateralized by various securities: Total market value $222,232)		217	217
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $1,082,404 (collateralized by various securities: Total market value $1,152,000)		1,082	1,082
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $1,443,202 (collateralized by corporate securities: Total market value $1,534,094)		1,443	1,443
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $1,443,200 (collateralized by corporate securities: Total market value $1,543,372)		1,443	1,443
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $469,040 (collateralized by collateralized mortgage obligations: Total market value $492,430)		469	469
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $144,320 (collateralized by collateralized mortgage obligations: Total market value $151,519)		144	144
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $144,320 (collateralized by collateralized mortgage obligations: Total market value $151,533)		144	144

CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $122,672 (collateralized by collateralized mortgage obligations: Total market value $128,788)	123	123
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $108,240 (collateralized by collateralized mortgage obligations: Total market value $113,642)	108	108
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $72,160 (collateralized by collateralized mortgage obligations: Total market value $75,775)	72	72
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $216,479 (collateralized by U.S. government securities: Total market value $220,768)	217	217
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $209,263 (collateralized by U.S. government securities: Total market value $213,430)	209	209
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $108,239 (collateralized by U.S. government securities: Total market value $110,383)	108	108
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $1,443,212 (collateralized by mortgage loans: Total market value $1,487,552)	1,443	1,443
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $721,606 (collateralized by mortgage loans: Total market value $743,778)	721	721
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $721,606 (collateralized by mortgage loans: Total market value $743,774)	721	721
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $362,187 (collateralized by commercial loans: Total market value $368,096)	361	361
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $2,164,794 (collateralized by U.S. government securities: Total market value $2,207,668)	2,164	2,164

JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $375,229 (collateralized by U.S. government securities: Total market value $386,413)	375	375
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $368,013 (collateralized by various securities: Total market value $381,379)	368	368
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $122,673 (collateralized by corporate securities: Total market value $134,920)	123	123
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,443,201 (collateralized by collateralized mortgage obligations: Total market value $1,586,520)	1,443	1,443
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $721,596 (collateralized by U.S. government securities: Total market value $735,889)	722	722
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $577,279 (collateralized by U.S. government securities: Total market value $590,467)	577	577
Total Repurchase Agreements		14,797

Total Investments Purchased with Proceeds from Securities Lending (Cost $40,731)		40,731
Total Investments - 119.9% (Cost $201,491)		243,724
Other Assets and Liabilities, Net - (19.9)%		(40,431)
Total Net Assets - 100.0%		$203,293

+                                         Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities, for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, Fund had fair valued securities with a market value of $0, or 0.0% of total net assets. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. As of September 30, 2004, the Funds had no investments in foreign securities. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

*                                         Non-income producing security

(a)                                  This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a market value of $38,798,820 at December 31, 2004.

(b)                                 Securities considered illiquid investments under guidelines exstablished by the Board of Directors when a trade or bid price is unavailable. As of December 31, 2004, the value of these investments was $1 or 0.0% of total net assets.

(c)                                  Security considered illiquid investment and are fair valued under guidelines established by the Board of Directors. As of December 31, 2004, the fair value of these investments was $0 or 0.0% of total net assets.

(d)                                 Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.

(e)                                  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc. which also serves as advisor to this fund.

(f)                                    Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

Cl            - Class

REIT       - Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts	Market Value Covered By Contracts	Settlement Month	Unrealized Appreciation

Russell 2000 Index Futures Contracts purchased	31	$10,136	Mar. 05	$169

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

Core Bond Fund

DESCRIPTION		PAR (000)	VALUE (000)+

U.S. Government Agency Mortgage-Backed Securities - 33.6%
Adjustable Rate (a) - 2.2%
FHLMC Pool
3.554%, 05/01/25, #846757		$489	$505
3.521%, 04/01/29, #847190		4,374	4,506
3.725%, 03/01/30, #847180		5,933	6,156
3.491%, 07/01/30, #847240		6,480	6,727
3.853%, 06/01/31, #846984		3,232	3,299
FNMA Pool
3.708%, 08/01/30, #555843		13,952	14,435
4.024%, 03/01/31, #545359		2,207	2,268
3.624%, 09/01/33, #725553		4,877	5,028
			42,924
Fixed Rate - 31.4%
FHLMC Gold Pool
4.000%, 10/01/10, #M80855		15,641	15,591
6.500%, 05/01/17, #G11272	(b)	5,464	5,791
4.500%, 03/01/18, #P10023		3,656	3,712
4.500%, 05/01/18, #P10032		7,714	7,831
5.000%, 05/01/18, #E96700		14,444	14,692
6.500%, 01/01/28, #G00876	(b)	2,277	2,405
6.500%, 09/01/28, #C14872	(b)	3,083	3,247
6.500%, 11/01/28, #C00676	(b)	4,350	4,579
6.500%, 12/01/28, #C00689		3,048	3,208
6.500%, 04/01/29, #C00742		1,840	1,937
6.500%, 03/01/31, #G01244	(b)	4,955	5,216
6.000%, 11/01/33, #A15521	(b)	7,034	7,269
FNMA Pool
7.750%, 06/01/08, #001464		15	15
3.790%, 07/01/13, #386314	(b)	26,285	25,139
5.500%, 02/01/14, #440780	(b)	4,711	4,897
7.000%, 02/01/15, #535206		1,261	1,342
7.000%, 08/01/16, #591038	(b)	2,903	3,085
5.500%, 12/01/17, #673010		8,141	8,420
6.000%, 12/01/17, #254547	(b)	8,744	9,166
5.000%, 06/01/18, #555545	(b)	11,023	11,220
5.000%, 11/01/18, #750989	(b)	25,675	26,132
5.000%, 12/01/18, #754043	(b)	13,532	13,774
4.500%, 06/01/19, #045181		7,301	7,269
6.000%, 10/01/22, #254513	(b)	7,942	8,266
5.500%, 10/01/24, #255456	(c)	17,292	17,696
7.000%, 04/01/26, #340798		929	988
7.000%, 05/01/26, #250551		923	982
6.500%, 05/01/28, #415794		1,608	1,693
6.500%, 02/01/29, #252255	(b)	3,793	3,991
6.500%, 12/01/31, #254169	(b)	11,768	12,357
6.500%, 02/01/32, #627117		6,940	7,287
6.500%, 07/01/32, #545759	(b)	17,551	18,428
7.000%, 07/01/32, #254379		6,175	6,543
7.000%, 07/01/32, #545813	(b)	2,728	2,892
7.000%, 07/01/32, #545815	(b)	1,799	1,907
6.000%, 03/01/33, #688330	(b)	13,007	13,465
5.500%, 04/01/33, #694605	(b)	15,126	15,389
6.500%, 05/01/33, #555798		12,985	13,635
5.500%, 06/01/33, #709033	(b)	17,038	17,319
5.500%, 07/01/33, #709446	(b)	17,627	17,917
5.500%, 07/01/33, #720735	(b)	9,670	9,829
5.500%, 07/01/33, #728667		7,202	7,321
5.500%, 08/01/33, #733380	(b)	16,621	16,895
6.000%, 11/01/33, #772256	(b)	1,910	1,976

6.000%, 11/01/33, #772130		1,470	1,520
5.500%, 12/01/33, #751018	(b)	15,231	15,482
5.500%, 12/01/33, #756202	(b)	11,549	11,739
6.000%, 12/01/33, #756200		8,501	8,795
5.500%, 01/01/34, #255028	(b)	21,563	21,918
5.000%, 04/01/34, #008072		20,108	19,999
5.000%, 04/01/34, #008072	(b)	20,051	19,943
5.500%, 05/01/34, #357571		18,444	18,703
5.500%, 06/01/34, #780921	(b)	13,841	14,060
5.500%, 10/01/34, #255411	(b)	18,574	18,868
FNMA TBA
5.500%, 11/01/32	(c)	23,210	23,536
6.000%, 04/01/33	(c)	8,535	8,818
6.000%, 10/01/33	(c)	3,310	3,420
GNMA Pool
4.750%, 08/20/23, #008259		3	3
7.500%, 11/15/30, #537699	(b)	1,593	1,711
6.000%, 11/15/33, #612374	(b)	15,517	16,083
GNMA TBA
6.000%, 01/02/35	(c)	18,160	18,813
			606,124

Total U.S. Government Agency Mortgage-Backed Securities (Cost $646,407)			649,048

DESCRIPTION		PAR (000)	VALUE (000)

U.S. Government & Agency Securities - 19.2%
U.S. Agency Debentures - 5.1%
FHLMC
3.250%, 11/02/07, Callable 11/02/05 @ 100	(b)	$40,710	$40,320
3.250%, 02/25/08, Callable 02/25/05 @ 100	(b)	20,000	19,721
4.125%, 09/01/09, Callable 09/01/05 @ 100	(b)	21,180	21,138
FNMA
5.250%, 08/01/12	(b)	9,065	9,395
4.375%, 09/15/12	(b)	9,185	9,179
			99,753
U.S. Treasuries - 14.1%
U.S. Treasury Bonds
2.375%, 01/15/25	(b), (d)	19,816	21,194
6.125%, 11/15/27	(b)	5,000	5,837
5.500%, 08/15/28	(b)	15,000	16,226
5.250%, 11/15/28		14,170	14,850
5.250%, 02/15/29	(b)	35,155	36,874
5.375%, 02/15/31	(b)	108,835	117,627
U.S. Treasury Notes
3.500%, 11/15/09	(b)	1,870	1,861
3.500%, 12/15/09	(b)	19,260	19,161
2.000%, 07/15/14, Callable 09/01/05 @ 100	(b), (d)	25,102	25,890
4.250%, 11/15/14	(b)	12,445	12,470
			271,990

Total U.S. Government & Agency Securities (Cost $366,056)			371,743

DESCRIPTION		PAR (000)	VALUE (000)

Corporate Bonds - 16.3%
Banking - 0.8%
Credit Suisse First Boston
5.875%, 08/01/06		$7,000	$7,277
First National Bank of Chicago
8.080%, 01/05/18		1,484	1,780
Mizuho Finance
5.790%, 04/15/14	(b) (e)	6,230	6,533
			15,590
Basic Industry - 0.5%
Meadwestvaco
6.850%, 04/01/12	(b)	4,355	4,917
6.800%, 11/15/32		3,700	4,020
			8,937

Brokerage - 0.5%
Morgan Stanley
4.750%, 04/01/14		9,825	9,641

Communications - 3.3%
AT&T Broadband
8.375%, 03/15/13		6,165	7,608
BellSouth
6.000%, 11/15/34	(b)	6,540	6,643
Deutsche Telecom
8.750%, 06/15/30	(b)	5,490	7,221
France Telecom
9.500%, 03/01/31		10,745	14,543
News America Holdings
7.700%, 10/30/25		8,600	10,133
SBS Communications
5.100%, 09/15/14	(b)	3,300	3,332
Sprint Capital
8.750%, 03/15/32	(b)	4,905	6,557
Time Warner Entertainment
8.375%, 07/15/33		4,200	5,397
Verizon Wireless
5.375%, 12/15/06		3,300	3,416
			64,850
Consumer Cyclical - 2.5%
Centex
4.550%, 11/01/10	(b)	8,150	8,109
DaimlerChrysler
6.500%, 11/15/13	(b)	4,965	5,384
Duty Free International
7.000%, 01/15/06	(f), (g)	2,442	146
Ford Motor
7.450%, 07/16/31	(b)	6,130	6,146
General Motors Acceptance
5.625%, 05/15/09	(b)	16,750	16,730
7.125%, 07/15/13	(b)	10,945	11,162
			47,677
Consumer Non Cyclical - 1.2%
Bunge Limited Finance
5.350%, 04/15/14	(e)	7,965	8,131
Kraft Foods
4.625%, 11/01/06		9,850	10,050
WellPoint
5.000%, 12/15/14	(b) (e)	5,000	4,963
			23,144
Electric - 2.2%
Duke Energy
6.450%, 10/15/32	(b)	5,970	6,392
MidAmerican Energy Holdings
5.875%, 10/01/12		8,845	9,350
Pacific Gas & Electric
6.050%, 03/01/34		2,430	2,523
Pepco Holdings
6.450%, 08/15/12		6,210	6,846
Progress Energy
6.850%, 04/15/12		5,010	5,587
TXU Energy
7.000%, 03/15/13		10,330	11,539
			42,237
Energy - 1.2%
Canadian Natural Resources
5.850%, 02/01/35		7,000	6,972
Gazprom International
7.201%, 02/01/20	(b) (e)	5,170	5,454
Kerr-McGee
6.950%, 07/01/24		3,275	3,611
7.875%, 09/15/31		6,140	7,503
			23,540

Finance Companies - 1.2%
American General Finance
5.875%, 07/14/06		6,105	6,332
Capital One Bank
4.875%, 05/15/08		5,500	5,658
4.250%, 12/01/08		3,955	3,978
Merrill Lynch Series B
5.360%, 02/01/07		6,355	6,601
			22,569
Foreign Agency - 0.2%
KFW Bankengruppe
3.250%, 07/16/07		3,860	3,848

Insurance - 0.3%
Axis Capital Holdings
5.750%, 12/01/14		6,710	6,672

Natural Gas - 0.2%
Duke Energy Field Services
7.875%, 08/16/10	(b)	4,200	4,888

Sovereign - 1.7%
Pemex Project
9.125%, 10/13/10		11,995	14,364
Pemex Project Funding Master Trust
7.375%, 12/15/14	(b)	5,795	6,418
United Mexican States
5.875%, 01/15/14	(b)	5,600	5,740
6.750%, 09/27/34	(b)	5,830	5,737
			32,259
Supranationals - 0.3%
Corporacion Andina De Fomento
5.200%, 05/21/13	(b)	5,545	5,592

Transportation - 0.2%
Hertz
7.625%, 06/01/12		3,300	3,579

Total Corporate Bonds (Cost $309,787)			315,023

DESCRIPTION		PAR (000)	VALUE (000)

CMO - Private Mortgage-Backed Securities - 14.7%
Adjustable Rate (a) - 5.5%
Commercial Mortgage
Series 2004-CNL, Cl A1
2.623%, 09/15/14	(e)	$7,765	$7,776
Granite Mortgages
Series 2003-1, Cl 1C
3.529%, 01/20/43		7,000	7,197
MLCC Mortgage Investors
Series 2003-G, Cl A3
2.748%, 01/25/29		13,235	13,632
Series 2003-H, Cl A3A
3.681%, 01/25/29		3,738	3,851
Series 2004-A, Cl A1
2.648%, 04/25/29		7,057	7,057
Series 2004-B, Cl A3
3.651%, 05/25/29		11,316	11,656
Series 2004-G, Cl XA
1.276%, 01/25/30	(f)	64,000	2,136
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Cl 1A
6.351%, 11/25/34		14,645	15,158
Sequoia Mortgage Trust
Series 2004-4, Cl X1
0.800%, 05/20/34	(h) (i)	303,026	3,717
Series 2004-5, Cl A1
3.565%, 06/20/34	(h)	14,021	14,646
Series 2004-7, Cl A2
2.991%, 08/20/34	(h)	11,814	12,032

Structured Mortgage Loan
Series 2004-11, Cl A
4.146%, 08/25/34		7,696	7,958
			106,816
Fixed Rate - 9.2%
Banc of America Commercial Mortgage
Series 2004-5, Cl A3
4.561%, 11/10/41		14,830	14,971
Series 2004-G, Cl 2A3
4.232%, 08/25/34		12,370	12,330
Citicorp Mortgage Secutities
Series 2004-8, Cl 1A4
5.500%, 10/25/34		12,200	12,352
Countrywide Alternative Loan Trust
Series 2004-24CB, Cl 1A1
6.000%, 11/25/34		10,810	11,074
Global Signal Trust
Series 2004-2A, Cl A
4.232%, 12/15/14	(f)	11,480	11,415
GMAC Mortgage Corporation Loan Trust
Series 2003-1, Cl A
5.970%, 11/25/32	(h)	535	536
Series 2004-J5, Cl A7
6.500%, 01/25/35		13,522	14,040
GS Mortgage Securities Corporation II
Series 2004-GG2, Cl A6
5.396%, 08/10/38	(b)	12,440	12,991
Residential Asset Mortgage Products
Series 2002-A12, Cl 1A1
5.200%, 11/25/32		3,895	3,899
Series 2003-SL1, Cl M1
7.319%, 04/25/31		8,903	9,369
Washington Mutual
Series 2002-AR4, Cl A7
5.598%, 04/25/32		1,876	1,894
Series 2003-S10, Cl A2
5.000%, 10/25/18		13,580	13,687
Series 2004-S3, Cl 3A3
6.000%, 07/25/34		7,000	7,270
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Cl A1
4.750%, 12/25/18		11,998	11,968
Series 2003-D, Cl A1
4.906%, 02/25/33		8,810	8,949
Series 2003-J, Cl 2A7
4.457%, 10/25/33		5,721	5,620
Series 2004-EE, Cl B1
3.989%, 12/25/34	(f)	8,743	8,452
Series 2004-N, Cl A3
4.154%, 08/25/34		16,045	16,010
Westam Mortgage Financial Series 11, Cl A
6.360%, 08/29/20		126	126
			176,953

Total CMO - Private Mortgage-Backed Securities (Cost $283,391)			283,769

DESCRIPTION		PAR (000)	VALUE (000)

Asset-Backed Securities - 13.6%
Automotive - 2.3%
Capital Auto Receivables Asset Trust
Series 2004-1, Cl A3
2.000%, 11/15/07		$17,610	$17,358
Nissan Auto Receivables Owner Trust
Series 2003-B, Cl A3
1.510%, 08/15/07		14,171	14,066
Onyx Acceptance Auto Trust
Series 2003-D, Cl A3
2.400%, 12/15/07		2,625	2,612

WFS Financial Owner Trust
Series 2003-2, Cl A3
1.760%, 01/21/08		9,427	9,372
			43,408
Commercial - 4.5%
Bank of America - First Union NB Commercial Mortgages
Series 2001-3, Cl A1
4.890%, 04/11/37		8,420	8,634
Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Cl A4
5.200%, 01/12/41		9,570	9,839
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Cl A2
6.538%, 06/15/31		9,754	10,368
GMAC Commercial Mortgage Securities
Series 2004-C2, Cl A1
3.896%, 08/10/38		11,411	11,422
Greenwich Capital Commercial Funding
Series 2003-C1, Cl A2
3.285%, 07/05/35		14,170	13,663
Morgan Stanley Capital Investments
Series 1999-FNV1 Cl A1
6.120%, 03/15/31		5,597	5,803
Nomura Asset Securities
Series 1998-D6, Cl A1B
6.590%, 03/15/30		12,400	13,375
Williams Street Funding
Series 2004-4, Cl A
1.930%, 09/23/10	(e)	13,890	13,890
			86,994
Credit Cards - 3.4%
American Express Credit Account
Series 2004-4, Cl C
2.044%, 03/15/12	(e)	4,500	4,507
Bank One Issuance Trust
Series 2002-A4, Cl A4
2.940%, 06/16/08		25,000	24,995
Capital One Multi-Asset Execution Trust
Series 2003-A6, Cl A6
2.950%, 08/17/09		16,645	16,527
MBNA Credit Card Master Note Trust
Series 2003-C6, Cl C6
2.643%, 12/15/10		4,800	4,909
Providian Gateway Master Trust
Series 2004-DA, Cl A
3.350%, 09/15/11	(e)	15,310	15,171
			66,109
Equipment Lease - 0.8%
CNH Equipment Trust
Series 2003-B, Cl A3B
2.470%, 01/15/08		15,640	15,523

Home Equity - 2.3%
Amresco Residential Security Mortgage
Series 1997-3, Cl A9
6.960%, 03/25/27		1,973	1,928
Contimortgage Home Equity Loan Trust
Series 1997-3, Cl A8
7.580%, 08/15/28		1,216	1,245
Countrywide
Series 2003-BC1, Cl A1
1.850%, 03/25/33		3,338	3,377
Series 2004-4, Cl 3A1
1.715%, 11/25/23		4,304	4,304
Countrywide Asset-Backed Certificates
Series 2003-SC1, Cl M2
2.590%, 09/25/23	(a)	5,000	5,023
First Franklin Mortgage Loan
Series 2004-FFB, Cl A3
4.264%, 06/25/24		8,525	8,457

Saxon Asset Securities Trust
Series 2004-1, Cl A
1.361%, 03/25/35	(h)	6,910	6,924
Wells Fargo Home Equity Trust
Series 2004-2, Cl AI2
3.450%, 06/25/19		12,330	12,216
			43,474
Other - 0.3%
GRP/AG Real Estate Asset Trust
Series 2004-1, Cl A
3.960%, 03/25/09	(e) (h)	1,274	1,277
Series 2004-2, Cl A
4.210%, 07/25/34		4,883	4,882
			6,159
Transportation - 0.0%
Northwest Airlines
Series 1997-1, Cl 1C
7.039%, 07/02/08		261	194

Total Asset-Backed Securities (Cost $263,164)			261,861

DESCRIPTION		PAR (000)	VALUE (000)

CMO - U.S. Government Agency Mortgage-Backed Securities - 2.1%
Fixed Rate - 1.9%
FHLMC REMIC
Series 6, Cl C
9.050%, 06/15/19		$55	$55
Series 162, Cl F
7.000%, 05/15/21		230	230
Series 188, Cl H
7.000%, 09/15/21		479	479
Series 1022, Cl J
6.000%, 12/15/20		74	74
Series 1723, Cl PJ
7.000%, 02/15/24	(b)	3,621	3,673
Series 1790, Cl A
7.000%, 04/15/22		208	216
Series 1998-M1, Cl A2
6.250%, 01/25/08		4,564	4,793
Series 2763 Cl TA
4.000%, 03/15/11		14,060	14,005
Series T-60 Cl 1A4B
5.343%, 03/25/44		11,410	11,556
FNMA REMIC
Series 1988-24, Cl G
7.000%, 10/25/18		118	124
Series 1989-44, Cl H
9.000%, 07/25/19		97	104
Series 1989-90, Cl E
8.700%, 12/25/19		17	18
Series 1990-30, Cl E
6.500%, 03/25/20		70	73
Series 1990-61, Cl H
7.000%, 06/25/20		76	80
Series 1990-72, Cl B
9.000%, 07/25/20		58	63
Series 1990-102, Cl J
6.500%, 08/25/20		72	76
Series 1990-105, Cl J
6.500%, 09/25/20		753	785
Series 1991-56, Cl M
6.750%, 06/25/21		302	316
Series 1992-120, Cl C
6.500%, 07/25/22		115	119
			36,839

Z-Bonds (j) - 0.2%
FHLMC REMIC
Series 1118, Cl Z
8.250%, 07/15/21		125	126
FNMA REMIC
Series 1991-134, Cl Z
7.000%, 10/25/21		528	551
Series 1996-35, Cl Z
7.000%, 07/25/26		2,471	2,572
			3,249

Total CMO - U.S. Government Agency Mortgage-Backed Securities (Cost $39,878)			40,088

DESCRIPTION		PAR (000)	VALUE (000)

Treasury Obligation - 0.1%
U.S. Treasury Bill
1.988%, 02/03/05	(k)	$1,475	$1,472

Total Treasury Obligation (Cost $1,472)			1,472

		SHARES	VALUE (000)

Affiliated Money Market Fund - 3.6%
First American Prime Obligations Fund, Cl Z	(l)	69,938,145	$69,938

Total Affiliated Money Market Fund (Cost $69,938)			69,938

Investments Purchased with Proceeds from Securities Lending - 43.0%

Commercial Paper - 13.3%
Bluegrass
2.490%, 8/18/05		2,888	2,888
2.480%, 11/18/05		2,946	2,946
Cable Beach
2.407%, 1/06/05		7,364	7,364
Concord Minutemen Capital
2.330%, 1/06/05		17,680	17,680
2.370%, 1/10/05		8,103	8,103
2.380%, 1/11/05		5,304	5,304
2.380%, 1/12/05		7,367	7,367
Descartes Funding Trust
2.403%, 11/15/05		7,367	7,367
Ford Credit Floor Plan
2.010%, 1/05/05		25,039	25,039
2.296%, 1/20/05		2,207	2,207
Goldman Sachs
2.413%, 1/18/05		7,367	7,367
Independence
2.473%, 10/17/05		8,737	8,737
Lakeside Funding
2.400%, 1/10/05		11,787	11,787
Leaf’s LLC
2.420%, 4/20/05		8,103	8,103
Liquid Funding
2.407%, 5/25/05		7,367	7,367
MBNA Credit
2.060%, 1/18/05		3,679	3,679
Main Street Warehouse
2.335%, 1/05/05		22,093	22,093
Morgan Stanley
2.393%, 7/25/05		14,733	14,733
2.393%, 9/09/05		4,420	4,420
Mortgage Interest Network
2.404%, 1/14/05		11,040	11,040
2.407%, 1/31/05		14,703	14,703
Orchard Park
2.411%, 7/06/05		15,204	15,204
2.431%, 10/06/05		3,241	3,241

Park Place
2.468%, 1/25/05	7,250	7,250
Sigma Finance
2.383%, 5/17/05	1,034	1,034
Thornburg Mortgage
2.405%, 1/14/05	14,720	14,720
2.415%, 1/19/05	14,715	14,715
Total Commercial Paper		256,458

Corporate Obligations - 11.0%
Allstate Life Global
2.447%, 10/14/05	14,733	14,733
2.393%, 10/14/05	3,684	3,684
Bayer Landbank NY
2.407%, 6/24/05	13,997	13,997
Blue Heron Funding
2.443%, 5/18/05	4,125	4,125
Castle Hill III
2.530%, 9/15/15	4,420	4,420
Cheyne High Grade
2.280%, 11/10/39	7,367	7,367
Depfa Bank PLC
2.470%, 6/15/05	7,365	7,365
Duke Funding VI
2.115%, 4/08/05	8,914	8,914
General Electric Capital Corporation
2.460%, 10/07/05	7,376	7,376
Halogen Funding
2.390%, 1/18/06	2,799	2,799
Jackson National Life
2.403%, 4/15/05	7,367	7,367
Jefferson Pilot
2.410%, 8/17/05	7,367	7,367
Liquid Funding
2.418%, 6/28/05	6,630	6,630
Merrill Lynch
2.331%, 10/01/05	14,734	14,734
Metlife Global Funding
2.443%, 10/14/05	8,845	8,845
2.458%, 4/28/08	6,189	6,189
Morgan Stanley
2.393%, 12/26/08	7,369	7,369
Natexis Banq NY
2.393%, 7/12/05	2,210	2,210
2.358%, 7/12/05	8,103	8,103
Northlake CDO
2.523%, 3/07/05	4,420	4,420
Premium Asset Trust
2.400%, 5/13/05	10,313	10,313
2.350%, 6/01/05	21,953	21,953
2.413%, 10/14/05	5,893	5,893
REMAC
2.390%, 9/29/05	7,902	7,902
RMAC
2.380%, 6/12/05	8,009	8,009
SMM Trust 2004
2.530%, 9/23/05	10,891	10,891
Total Corporate Obligations		212,975

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund	450,172	450
Total Money Market Funds		450

Other Short-Term Investments - 3.1%
ARLO III Ltd
2.575%, 9/28/05	22,100	22,100
Commonwealth Life
2.553%, 1/01/05	7,439	7,439
General Electric Capital Assurance
2.340%, 1/19/05	2,947	2,947
HBOS Treasury Services
2.270%, 11/01/05	8,103	8,103
ING USA Annuity & Life
2.826%, 6/30/05	19,153	19,153
Total Other Short-Term Investments		59,742

Repurchase Agreements - 15.6%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $4,426,560 (collateralized by various securities: Total market value $4,538,385)	4,420	4,420
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $22,104,657 (collateralized by various securities: Total market value $2,3525,931)	22,100	22,100
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $29,472,803 (collateralized by corporate securities: Total market value $31,328,981)	29,467	29,467
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $29,472,754 (collateralized by corporate securities: Total market value $31,518,459)	29,467	29,467
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $9,578,653 (collateralized by collateralized mortgage obligations: Total market value $10,056,315)	9,577	9,577
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $2,947,278 (collateralized by collateralized mortgage obligations: Total market value $3,094,297)	2,947	2,947
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $2,947,278 (collateralized by collateralized mortgage obligations: Total market value $3,094,571)	2,947	2,947
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $2,505,186 (collateralized by collateralized mortgage obligations: Total market value $2,630,075)	2,505	2,505
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $2,210,458 (collateralized by collateralized mortgage obligations: Total market value $2,320,777)	2,210	2,210
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,473,639 (collateralized by collateralized mortgage obligations: Total market value $1,547,471)	1,473	1,473
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $4,420,886 (collateralized by U.S. government securities: Total market value $4,508,473)	4,420	4,420
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $4,273,523 (collateralized by U.S. government securities: Total market value $4,358,629)	4,273	4,273
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $2,210,443 (collateralized by U.S. government securities: Total market value $2,254,227)	2,210	2,210
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $29,472,999 (collateralized by mortgage loans: Total market value $30,378,512)	29,467	29,467
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $14,736,500 (collateralized by mortgage loans: Total market value $15,189,287)	14,733	14,733
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $14,736,500 (collateralized by mortgage loans: Total market value $15,189,213)	14,733	14,733
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $7,396,518 (collateralized by commercial loans: Total market value $7,517,181)	7,367	7,367
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $44,209,011 (collateralized by U.S. government securities: Total market value $45,084,574)	44,200	44,200

JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $7,662,863 (collateralized by U.S. government securities: Total market value $7,891,252)	7,661	7,661
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $7,515,501 (collateralized by various securities: Total market value $7,788,452)	7,514	7,514
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $2,505,198 (collateralized by corporate securities: Total market value $2,755,311)	2,505	2,505
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $29,472,778 (collateralized by collateralized mortgage obligations: Total market value $32,399,604)	29,467	29,467
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $14,736,300 (collateralized by U.S. government securities: Total market value $15,028,193)	14,733	14,733
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $11,789,079 (collateralized by U.S. government securities: Total market value $12,058,399)	11,787	11,787
Total Repurchase Agreements		302,183

Total Investments Purchased with Proceeds from Securities Lending (Cost $831,808)		831,808

Total Investments - 146.2% (Cost $2,811,901)		2,824,750
Other Assets and Liabilities, Net - (46.2)%		(892,999)
Total Net Assets - 100.0%		$1,931,751

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held fair value securities with a value of $146,545, or 0.0% of total net assets. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2004.
(b)	This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a value of $813,844,524 at December 31, 2004 or 42.1% of the total net assets.
(c)	Security purchased on a when-issued basis. On December 31, 2004, the total cost of investments purchased on a when-issued basis was $72,480,978 or 3.8% of total net assets.
(d)

U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for the inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(e)

Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of December 31, 2004, the value of these investments was $67,702,955 or 3.5% of total net assets.

(f)	Securities considered illiquid or restricted. As of December 31, 2004, the value of these investments was $22,149,538 or 1.2% of total net assets.
(g)	Security is fair valued. As of December 31, 2004, the fair value of these investments was $146,545 or 0.0% of total net assets.
(h)

Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at December 31, 2004, based upon the estimated timing and amount of future interest and principal payments.

(i)	Interest only.
(j)

Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

(k) Security has been deposited as inital margin on open futures contracts. Yield shown is effective yield at date of purchase.
(l) Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.
Cl - Class
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA- Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Appreciation (Depreciation)

Credit Default Swap (A)	20,000,000	$20,161	Mar. 10	40
Credit Default Swap (B)	87,000,000	87,699	Mar. 10	45
UBS Interest Swap	76,000,000	$76,390	Dec. 14	390
Eurodollar 90 Day Futures	(525)	(126,578)	Dec. 05	(702)
Eurodollar Futures	265	64,325	Mar. 05	—
U.S. Treasury 2 Year Futures	91	19,073	Mar. 05	(175)
U.S. Treasury 5 Year Futures	1,107	121,251	Mar. 05	808
U.S. Treasury 10 Year Futures	(1,099)	(123,019)	Mar. 05	99
U.S. Treasury Long Bond Futures	3	338	Mar. 05	(4)
				$501

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

Corporate Bond Fund

DESCRIPTION		PAR (000)	VALUE (000)+

Corporate Bonds - 88.7%
Banking - 12.0%
Bank of America
6.250%, 04/15/12	(a)	2,950	3,264
CBA Capital Trust I
Callable 06/30/15 @ 100
5.805%, 12/31/49	(b)	985	1,021
Citigroup
5.625%, 08/27/12	(a)	1,470	1,573
Credit Suisse First Boston
5.875%, 08/01/06		3,000	3,119
7.125%, 07/15/32		985	1,175
First American Capital Trust I
8.500%, 04/15/12		740	840
HSBC Capital Funding
Callable 06/30/10 @ 100
9.547%, 12/31/49	(b)	1,190	1,483
ING Capital Funding Trust III
Callable 12/31/10 @ 100
8.439%, 12/12/49		1,500	1,796
J.P. Morgan Chase
5.125%, 09/15/14	(a)	3,500	3,535
Mizuho Finance (Cayman)
Callable 04/27/09 @ 100
8.375%, 01/14/49		1,500	1,644
NB Capital Trust IV
Callable 04/15/17 @ 103.85
8.250%, 04/15/27		2,100	2,361
North Fork Bancorp
5.875%, 08/15/12		1,975	2,110
Popular North American Capital Trust I
6.564%, 09/15/34		500	525
RBS Capital Trust III
Callable 09/30/14 @ 100
5.512%, 09/29/49	(c)	2,000	2,052
SOC General Real Estate
Callable 09/30/07 @ 100
7.640%, 12/29/49	(b) (c)	1,465	1,603
Tokai Preferred Capital
Callable 06/30/08 @ 100
9.980%, 12/29/49	(a) (b) (c)	1,000	1,152
Wachovia
5.250%, 08/01/14	(a)	2,000	2,055
Wells Fargo
Callable 12/15/06 @ 103.98
7.960%, 12/15/26		2,000	2,253
			33,561
Basic Industry - 4.1%
Celulosa Arauco Y Constitucion SA
8.625%, 08/15/10		1,500	1,772
Dow Chemical
7.375%, 11/01/29		1,000	1,217
Glencore Founding
6.000%, 04/15/14	(b)	1,250	1,201
IMC Global, Series B
10.875%, 06/01/08		750	900
MeadWestvaco
6.800%, 11/15/32		1,200	1,304
International Paper
5.850%, 10/30/12		1,500	1,596

Polyone
8.875%, 05/01/12	(a)	1,000	1,085
Tembec Industries
8.500%, 02/01/11	(d)	980	985
Yara International ASA
5.250%, 12/15/14	(b)	1,500	1,505
			11,565
Brokerage - 6.8%
Bear Stearns
7.800%, 08/15/07		1,950	2,153
Goldman Sachs
5.500%, 11/15/14		2,470	2,592
Goldman Sachs Capital I
6.345%, 02/15/34		1,500	1,557
Lehman Brothers Holdings
4.000%, 01/22/08		2,550	2,571
Merrill Lynch, Series C
4.125%, 01/15/09	(a)	2,950	2,962
Morgan Stanley
6.100%, 04/15/06		1,975	2,048
4.000%, 01/15/10		2,000	1,977
4.750%, 04/01/14		3,210	3,150
			19,010
Capital Goods - 2.3%
Boeing Capital
5.800%, 01/15/13		1,485	1,601
Case New Holland
Callable 08/01/07 @ 104.63
9.250%, 08/01/11	(b)	495	552
Goodrich
7.000%, 04/15/38		750	857
Honeywell International
6.125%, 11/01/11		2,000	2,192
Waste Management
7.750%, 05/15/32		1,000	1,231
			6,433
Communications - 13.4%
AT&T
8.050%, 11/15/11		1,000	1,155
AT&T Broadband
8.375%, 03/15/13		3,000	3,702
AT&T Wireless Services
7.500%, 05/01/07		985	1,070
BellSouth
6.550%, 06/15/34		1,000	1,094
6.000%, 11/15/34	(a)	1,000	1,016
British Sky Broadcasting
8.200%, 07/15/09		2,375	2,742
British Telecom
8.375%, 12/15/10		1,975	2,363
Cablevision Systems
8.000%, 04/15/12	(a) (b)	980	1,044
Comcast Cable Communications
6.875%, 06/15/09		1,500	1,665
Deutsche Telecom
8.500%, 06/15/10		1,480	1,762
8.750%, 06/15/30		1,485	1,953
France Telecom
9.500%, 03/01/31		1,265	1,712
News America Holdings
7.750%, 01/20/24		1,480	1,744
Qwest
8.875%, 03/15/12	(b)	1,000	1,155
SBS Communications
5.100%, 09/15/14		1,000	1,010
Sprint Capital
8.375%, 03/15/12		1,670	2,038
8.750%, 03/15/32		1,235	1,651
Telecom Italia Capital
6.000%, 09/30/34	(b)	1,000	976

Telefonos De Mexico SA de CV (Telmex), Series L
8.250%, 01/26/06		2,000	2,100
Time Warner Entertainment
8.375%, 07/15/33		1,370	1,760
Verizon Global Funding
7.250%, 12/01/10		1,485	1,702
7.750%, 12/01/30	(a)	1,000	1,240
Verizon Wireless
5.375%, 12/15/06		980	1,015
			37,669
Consumer Cyclical - 10.5%
AOL Time Warner
6.125%, 04/15/06		980	1,014
7.625%, 04/15/31		1,185	1,428
CVS
5.298%, 01/10/27	(b) (e)	3,000	3,000
D. R. Horton
5.000%, 01/15/09		990	997
DaimlerChrysler
7.200%, 09/01/09	(a)	1,500	1,668
6.500%, 11/15/13		2,000	2,169
Dana
5.850%, 01/15/15	(b)	1,500	1,487
Ford Motor
7.450%, 07/16/31	(a)	2,055	2,060
Ford Motor Credit
7.375%, 10/28/09		2,170	2,339
7.250%, 10/25/11		3,400	3,649
General Motors
8.375%, 07/15/33	(a)	1,700	1,756
General Motors Acceptance
5.625%, 05/15/09	(a)	3,985	3,980
6.875%, 09/15/11		2,020	2,066
7.125%, 07/15/13	(a)	820	836
Park Place Entertainment
8.125%, 05/15/11		1,000	1,159
			29,608
Consumer Non Cyclical - 5.6%
Bunge Limited Finance
5.350%, 04/15/14		945	965
Cardinal Health
7.800%, 10/15/16		1,000	1,156
CIGNA
7.400%, 05/15/07		2,500	2,698
Conagra Foods
6.750%, 09/15/11	(a)	1,500	1,693
Delhaize America
9.000%, 04/15/31		990	1,288
HCA Columbia Healthcare
8.750%, 09/01/10		1,000	1,145
Highmark
6.800%, 08/15/13	(b)	1,835	1,991
Kraft Foods
6.250%, 06/01/12		2,240	2,451
Kroger
7.500%, 04/01/31	(a)	980	1,169
Medco Health Solutions
7.250%, 08/15/13		1,110	1,239
			15,795
Electric - 7.5%
AES
7.750%, 03/01/14		750	813
Constellation Energy Group
7.600%, 04/01/32		1,000	1,217
Consumers Energy, Series B
5.375%, 04/15/13	(a)	980	1,015
DTE Energy
7.050%, 06/01/11		1,500	1,695
FPL Group Capital
7.625%, 09/15/06		1,975	2,112

Kiowa Power Partners
4.811%, 12/30/13	(b)	1,000	1,003
MidAmerican Energy Holdings
5.875%, 10/01/12		990	1,047
National Rural Utilities
7.250%, 03/01/12		2,000	2,307
Pacific Gas & Electric
6.050%, 03/01/34		840	872
Pepco Holdings
6.450%, 08/15/12		1,490	1,643
Potomac Edison
5.350%, 11/15/14	(b)	1,000	998
PPL Capital Funding, Series A
4.330%, 03/01/09		2,000	2,000
Progress Energy
7.000%, 10/30/31	(a)	1,000	1,107
Southern Capital Funding, Series A
5.300%, 02/01/07		720	743
TXU Energy
5.550%, 11/15/14	(b)	1,500	1,489
Western Resources
7.125%, 08/01/09		1,000	1,094
			21,155
Energy - 3.2%
Amerada Hess
7.300%, 08/15/31		1,240	1,382
Canadian Natural Resources
5.850%, 02/01/35		1,000	996
Duke Capital
5.668%, 08/15/14	(a)	1,500	1,548
Encana Holdings Finance
5.800%, 05/01/14		1,000	1,062
Gazprom International SA
7.201%, 02/01/20	(b)	1,000	1,055
Kerr-McGee
7.875%, 09/15/31		1,530	1,870
Petrobas International
9.750%, 07/06/11		990	1,190
			9,103
Finance Companies - 4.4%
Core Investment Grade Trust
4.727%, 11/30/07		5,100	5,208
Countrywide Home Loans, Series L
4.000%, 03/22/11		1,755	1,702
Household Finance
4.625%, 01/15/08		1,675	1,715
7.000%, 05/15/12		1,500	1,711
International Lease Finance
4.500%, 05/01/08		1,970	2,004
			12,340
Industrial Other - 0.9%
Hughes Supply
5.500%, 10/15/14	(b)	1,000	987
Thermo Electron
7.625%, 10/30/08	(a)	1,460	1,623
			2,610
Insurance - 4.8%
AFC Capital Trust
8.207%, 02/03/27		500	525
American General
7.570%, 12/01/45	(b)	2,000	2,481
Arch Capital Group
7.350%, 05/01/34		1,000	1,053
AXA
8.600%, 12/15/30		980	1,288
Axis Capital Holdings
5.750%, 12/01/14		1,000	994
Fund American Companies
5.875%, 05/15/13		1,880	1,912

Liberty Mutual Group
5.750%, 03/15/14	(b)	1,500	1,461
Marsh & McLennan
7.125%, 06/15/09		1,375	1,492
North Front Pass-Through Trust
5.810%, 12/15/24	(b) (c)	1,000	1,017
Zurich Capital Trust
Callable 06/01/07 @ 104.19
8.376%, 06/01/37	(b)	985	1,118
			13,341

Miscellaneous - 2.7%
Dow Jones
7.750%, 12/29/09	(a) (b)	5,000	5,141
Series 3-3
8.000%, 12/29/09	(a) (b)	2,500	2,557
			7,698
Natural Gas - 1.3%
Duke Energy Field Services
7.875%, 08/16/10		980	1,140
Enterprise Products
6.650%, 10/15/34	(b)	1,200	1,233
Teppco Partners
7.625%, 02/15/12		1,000	1,143
			3,516
REITS - 1.7%
First Industrial
5.250%, 06/15/09		1,000	1,028
Heritage Property Investment Trust
5.125%, 04/15/14		1,000	962
Post Apartment Homes
6.850%, 03/16/15		1,075	1,082
Simon Property Group
7.750%, 01/20/11		1,450	1,678
			4,750
Sovereigns - 4.0%
Pemex Project
9.125%, 10/13/10		1,980	2,371
Pemex Project Funding Master Trust
6.125%, 08/15/08		990	1,044
7.375%, 12/15/14		4,000	4,430
8.625%, 02/01/22		2,500	2,900
United Mexican States
6.750%, 09/27/34	(a)	610	600
			11,345
Technology - 1.1%
Computer Associates International
5.625%, 12/01/14	(b)	1,500	1,511
Convergys
4.875%, 12/15/09		1,500	1,493
			3,004
Transportation - 1.6%
American Airlines
Series 2001-1, Cl A2
6.817%, 05/23/11		750	705
Continental Airlines
Series 2001-1, Cl B
7.033%, 06/15/11		751	623
CSX
7.950%, 05/01/27		1,000	1,231
Norfolk Southern
7.800%, 05/15/27	(a)	1,490	1,850
			4,409
Yankee Corporations - 0.8%
Falconbridge
5.375%, 06/01/15		1,000	1,004
Tengizcheveroil Finance
6.124%, 11/15/14	(b)	1,250	1,247
			2,251

Total Corporate Bonds (Cost $242,791)			249,163

DESCRIPTION		PAR (000)	VALUE (000)

CMO - Private Mortgage-Backed Securities - 5.6%
Adjustable Rate - 0.9%
MLCC Mortgage Investors
Series 2003-H, Cl A3A
3.681%, 01/25/29	(c)	$2,633	$2,712

Fixed Rate - 4.7%
Bank of America Mortgage Securities
Series 2004-11 Cl 1A8
5.500%, 01/25/35	(e)	4,250	4,270
GE Capital Commercial Mortgage Corporation
Series 2004-C1 Cl A2
3.915%, 11/10/38		5,000	4,920
GMAC Commercial Mortgage Securities
Series 2003-C3 Cl A2
4.223%, 04/10/40		3,000	3,002
GRP/AG Real Estate Asset Trust
Series 2004-1, Cl A
3.960%, 03/25/09	(b) (f)	925	927
			13,119

Total CMO - Private Mortgage-Backed Securities (Cost $15,900)			15,831

DESCRIPTION		PAR (000)	VALUE (000)

Asset-Backed Securities - 1.4%
Home Equity - 1.1%
Ace Securities
Series 2003-OP1, Cl M3
4.068%, 12/25/33	(c)	$1,500	$1,516
GRMT Mortgage Loan Trust
Series 2001-1A, Cl M1
7.772%, 07/20/31		1,500	1,554
			3,070
Manufactured Housing - 0.3%
Green Tree Financial
Series 1996-8, Cl A7
8.050%, 10/15/27		652	702

Total Asset-Backed Securities (Cost $3,652)			3,772

DESCRIPTION		PAR (000)	VALUE (000)

U.S. Government & Agency Securities - 1.3%
U.S. Treasuries - 1.3%
U.S. Treasury Bond
5.375%, 02/15/31	(a)	$1,650	$1,783
U.S. Treasury Note
4.250%, 11/15/14	(a)	1,915	1,919

Total U.S. Government & Agency Securities (Cost $3,674)			3,702

DESCRIPTION		SHARES	VALUE (000)

Preferred Stock - 0.2%
United States - 0.2%
iStar Financial, Series G
Callable 12/19/08 @ 25 (REIT)		24,900	638
Total Preferred Stock (Cost $622)			638

DESCRIPTION		PAR (000)	VALUE (000)

Treasury Obligation - 0.1%
U.S. Treasury Bill
2.002%, 02/03/05	(g)	$160	$160

Total Treasury Obligation (Cost $160)			160

		SHARES	VALUE (000)

Affiliated Money Market Fund - 1.3%
First American Prime Obligations Fund, Cl Z	(h)	3,651,318	$3,651

Total Affiliated Money Market Fund (Cost $3,651)			3,651

Investments Purchased with Proceeds from Securities Lending - 11.4%

Commercial Paper - 3.5%
Bluegrass
2.490%, 8/18/05		111	111
2.480%, 11/18/05		113	113
Cable Beach
2.407%, 1/06/05		283	283
Concord Minutemen Capital
2.330%, 1/06/05		679	679
2.370%, 1/10/05		311	311
2.380%, 1/11/05		204	204
2.380%, 1/12/05		283	283
Descartes Funding Trust
2.403%, 11/15/05		283	283
Ford Credit Floor Plan
2.010%, 1/05/05		962	962
2.296%, 1/20/05		85	85
Goldman Sachs
2.413%, 1/18/05		283	283
Independence
2.473%, 10/17/05		336	336
Lakeside Funding
2.400%, 1/10/05		453	453
Leaf’s LLC
2.420%, 4/20/05		311	311
Liquid Funding
2.407%, 5/25/05		283	283
MBNA Credit
2.060%, 1/18/05		141	141
Main Street Warehouse
2.335%, 1/05/05		849	849
Morgan Stanley
2.393%, 7/25/05		566	566
2.393%, 9/09/05		170	170
Mortgage Interest Network
2.404%, 1/14/05		424	424
2.407%, 1/31/05		565	565
Orchard Park
2.411%, 7/06/05		584	584
2.431%, 10/06/05		125	125
Park Place
2.468%, 1/25/05		279	279
Sigma Finance
2.383%, 5/17/05		40	40
Thornburg Mortgage
2.405%, 1/14/05		566	566
2.415%, 1/19/05		565	565
Total Commercial Paper			9,854

Corporate Obligations - 2.9%
Allstate Life Global
2.447%, 10/14/05		566	566
2.393%, 10/14/05		142	142
Bayer Landbank NY
2.407%, 6/24/05		538	538

Blue Heron Funding
2.443%, 5/18/05	159	159
Castle Hill III
2.530%, 9/15/15	170	170
Cheyne High Grade
2.280%, 11/10/39	283	283
Depfa Bank PLC
2.470%, 6/15/05	283	283
Duke Funding VI
2.115%, 4/08/05	343	343
General Electric Capital Corporation
2.460%, 10/07/05	283	283
Halogen Funding
2.390%, 1/18/06	108	108
Jackson National Life
2.403%, 4/15/05	283	283
Jefferson Pilot
2.410%, 8/17/05	283	283
Liquid Funding
2.418%, 6/28/05	255	255
Merrill Lynch
2.331%, 10/01/05	566	566
Metlife Global Funding
2.443%, 10/14/05	340	340
2.458%, 4/28/08	238	238
Morgan Stanley
2.393%, 12/26/08	283	283
Natexis Banq NY
2.393%, 7/12/05	85	85
2.358%, 7/12/05	311	311
Northlake CDO
2.523%, 3/07/05	170	170
Premium Asset Trust
2.400%, 5/13/05	396	396
2.350%, 6/01/05	843	843
2.413%, 10/14/05	226	226
REMAC
2.390%, 9/29/05	304	304
RMAC
2.380%, 6/12/05	308	308
SMM Trust 2004
2.530%, 9/23/05	418	418
Total Corporate Obligations		8,184

Money Market Fund - 0.0%
Merrill Lynch Premier Institutional Fund	17,298	17
Total Money Market Fund		17

Other Short-Term Investments - 0.8%
ARLO III Ltd
2.575%, 9/28/05	849	849
Commonwealth Life
2.553%, 1/01/05	286	286
General Electric Capital Assurance
2.340%, 1/19/05	113	113
HBOS Treasury Services
2.270%, 11/01/05	312	312
ING USA Annuity & Life
2.826%, 6/30/05	736	736
Total Other Short-Term Investments		2,296

Repurchase Agreements - 4.2%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $170,087 (collateralized by various securities: Total market value $174,384)	170	170
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $849,355(collateralized by various securities: Total market value $903,966)	849	849
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $1,132,470 (collateralized by corporate securities: Total market value $1,203,793)	1,132	1,132

Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $1,132,468 (collateralized by corporate securities: Total market value $1,211,073)	1,132	1,132
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $368,053 (collateralized by collateralized mortgage obligations: Total market value $386,406)	368	368
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $113,247 (collateralized by collateralized mortgage obligations: Total market value $118,896)	113	113
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $113,247 (collateralized by collateralized mortgage obligations: Total market value $118,907)	113	113
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $96,260 (collateralized by collateralized mortgage obligations: Total market value $101,059)	96	96
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $84,935 (collateralized by collateralized mortgage obligations: Total market value $89,174)	85	85
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $56,623 (collateralized by collateralized mortgage obligations: Total market value $59,460)	57	57
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $169,869 (collateralized by U.S. government securities: Total market value $173,235)	170	170
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $164,207 (collateralized by U.S. government securities: Total market value $167,477)	164	164
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $84,935 (collateralized by U.S. government securities: Total market value $86,617)	85	85
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $1,132,478 (collateralized by mortgage loans: Total market value $1,167,272)	1,132	1,132
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $566,239 (collateralized by mortgage loans: Total market value $583,637)	566	566
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $566,239 (collateralized by mortgage loans: Total market value $583,634)	566	566
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $284,206 (collateralized by commercial loans: Total market value $288,842)	283	283

Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $1,698,698 (collateralized by U.S. government securities: Total market value $1,732,341)	1,699	1,699
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $294,440 (collateralized by U.S. government securities: Total market value $303,215)	295	295
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $288,777 (collateralized by various securities: Total market value $299,265)	289	289
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $96,260 (collateralized by corporate securities: Total market value $105,871)	96	96
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,132,469 (collateralized by collateralized mortgage obligations: Total market value $1,244,930)	1,132	1,132
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $566,231 (collateralized by U.S. government securities: Total market value $577,447)	566	566
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $452,987 (collateralized by U.S. government securities: Total market value $463,335)	453	453
Total Repurchase Agreements		11,611

Total Investments Purchased with Proceeds from Securities Lending (Cost $31,962)		31,962

Total Investments - 110.0% (Cost $302,412)		308,879
Other Assets and Liabilities, Net - (10.0%)		(28,069)
Total Net Assets - 100.0%		$280,810

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a value of $31,169,063 at December 31, 2004 or 11.1% of the total net assets.
(b)

Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of December 31, 2004, the value of these investments was $42,393,239 or 15.1% of total net assets.

(c)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2004.
(d)	Represents a foreign high yield (non-investment grade) bond. On December 31, 2004, the value of these investments was $984,900, which represents 0.4% of total net assets.
(e)	Securities considered illiquid or restricted. As of December 31, 2004, the value of these investments was $7,269,953 or 2.6% of total net assets.

(f)

Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at December 31, 2004, based upon the estimated timing and amount of future interest and principal payments.

(g) Security has been deposited as inital margin on open futures contracts. Yield shown is effective yield at date of purchase.
(h) Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.
Cl - Class
CMO - Collateralized Mortgage Obligation
REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Appreciation (Depreciation)

Credit Default Swap (A)	8,000,000	8,221	Mar. 05	171
Eurodollar 90 Day Futures	(75)	(18,083)	Dec. 05	(100)
Eurodollar Futures	38	$9,224	Mar. 05	—
UBS Interest Swap	10,500,000	10,554	Dec. 14	54
U.S. Treasury 10 Year Futures	(182)	(20,373)	Mar. 05	(227)
U.S. Treasury Long Bond Futures	60	6,750	Mar. 05	159
				$57

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

High Income Bond Fund

DESCRIPTION		PAR (000)	VALUE (000)+

High Yield Corporate Bonds - 90.7%
Banking - 0.5%
Chevy Chase Bank,
Callable 12/01/08 @ 103.44
6.875%, 12/01/13		$500	$515
First American Capital Trust I
8.500%, 04/15/12		750	851
			1,366
Basic Industry - 13.8%
Abitibi-Consolidated
8.550%, 08/01/10	(a) (b)	2,750	2,984
Allegheny Technologies
8.375%, 12/15/11		2,250	2,486
Alpha Natural Resources,
Callable 06/01/08 @ 105
10.000%, 06/01/12	(c)	1,000	1,140
Borden U.S. Financial,
Callable 07/15/09 @ 104.50
9.000%, 07/15/14	(c)	1,500	1,665
Bowater Canada
7.950%, 11/15/11	(a)	1,000	1,080
Caraustar Industries,
Callable 04/01/06 @ 105.25
9.875%, 04/01/11	(b)	2,000	2,175
Consolidated Energy
7.875%, 03/01/12		1,000	1,120
Geon
7.500%, 12/15/15		1,000	960
Georgia-Pacific
8.125%, 05/15/11	(b)	1,000	1,150
8.875%, 05/15/31		1,000	1,255
Gerdau Ameristeel,
Callable 07/15/07 @ 105.38
10.375%, 07/15/11	(b)	1,000	1,172
Huntsman ICI Chemicals,
Callable 01/30/05 @ 105.06
10.125%, 07/01/09		1,000	1,052
Callable 01/30/05 @ 52.34
16.160%, 12/31/09	(d)	1,000	561
Callable 07/15/08 @ 105.75
11.500%, 07/15/12	(c)	2,000	2,350
IMC Global,
Series B
10.875%, 06/01/08		2,000	2,400
International Wire Group,
Callable 07/15/07 @ 105.38
10.000%, 10/15/11		1,546	1,608
Invista,
Callable 05/01/08 @ 104.63
9.250, 05/01/12	(c)	1,800	2,005

Lyondell Chemical,
Callable 01/30/05 @ 105.44
10.875%, 05/01/09	(b)	1,500	1,588
Nalco,
Callable 11/15/07 @ 103.88
7.750%, 11/15/11		1,000	1,076
Neenah Paper,
Callable 11/15/09 @ 103.69
7.375%, 11/15/14	(c)	1,000	1,012
OM Group,
Callable 12/15/06 @ 104.63
9.250%, 12/15/11		2,000	2,145
Polyone
8.875%, 05/01/12	(b)	1,300	1,410
Resolution Performance,
Callable 11/15/05 @ 106.75
13.500%, 11/15/10	(b)	2,000	2,190
Rhodia
10.250%, 06/01/10	(b)	1,000	1,125
Stone Container,
Callable 07/01/07 @ 104.19
8.375%, 07/01/12		2,000	2,175
Tembec Industries
8.500%, 02/01/11	(a)	1,070	1,075
Witco
6.875%, 02/01/26		1,500	1,361
			42,320
Brokerage - 0.3%
E*Trade Financial,
Callable 06/15/08 @ 104
8.000%, 06/15/11	(b) (c)	750	804

Capital Goods - 6.4%
Allied Waste North America,
Callable 04/15/08 @ 103.94
7.875%, 04/15/13		1,000	1,026
Callable 02/15/09 @ 103.06
6.125%, 02/15/14	(b)	1,000	943
Anchor Glass Container,
Callable 02/15/08 @ 105.50
11.000%, 02/15/13		1,000	1,070
Bombardier
6.750%, 05/01/12	(b) (c)	1,000	907
Case New Holland,
Callable 08/01/07 @ 104.63
9.250%, 08/01/11	(c)	2,000	2,230
Crown European Holdings,
Callable 03/01/07 @ 104.75
9.500%, 03/01/11	(a)	1,000	1,140
Graham Packaging
8.500%, 10/15/12	(b) (c)	250	262
Callable 10/15/09 @ 104.94
9.875%, 10/15/14	(c)	1,500	1,609
Greif Brothers,
Callable 08/01/07 @ 104.44
8.875%, 08/01/12		700	777
L-3 Communications,
Callable 07/15/08 @ 103.06
6.125%, 07/15/13	(b)	500	517

Callable 01/15/09 @ 103.06
6.125%, 01/15/14		500	515
Owens-Brockway Glass Container,
Callable 02/15/06 @ 104.44
8.875%, 02/15/09	(b)	1,000	1,087
Owens-Illinois
8.100%, 05/15/07	(b)	2,000	2,125
Sequa
9.000%, 08/01/09		1,000	1,132
Terex,
Callable 01/15/09 @ 103.69
7.375%, 01/15/14		500	537
Texas Industries,
Callable 06/15/07 @ 105.13
10.250%, 06/15/11	(b)	800	928
United Rentals of North America,
Callable 02/15/08 @ 103.25
6.500%, 02/15/12		1,000	975
Callable 02/15/09 @ 103.50
7.000%, 02/15/14	(b)	1,750	1,645
			19,425
Communications - 20.3%
Alamosa Delaware,
Callable 07/31/07 @ 105.50
11.000%, 07/31/10		650	770
American Tower
Callable 02/01/05 @ 104.69
9.375%, 02/01/09	(b)	419	440
Callable 05/01/08 @ 103.75
7.500%, 05/01/12		250	264
AT&T
8.050%, 11/15/11		2,000	2,310
8.750%, 11/15/31	(b)	2,000	2,408
Cablevision Systems
8.000%, 04/15/12	(c)	2,000	2,130
CCO Holdings,
Callable 12/15/06 @ 102
6.615%, 12/15/10	(b) (c) (e)	1,000	997
Callable 11/15/08 @ 104.38
8.750%, 11/15/13		1,000	1,035
Centennial Communications,
Callable 06/15/08 @ 105.06
10.125%, 06/15/13		500	561
Charter Communications Holdings
8.000%, 04/30/12	(c)	2,000	2,085
Callable 01/30/05 @ 104.31
8.625%, 04/01/09	(b)	2,000	1,725
Callable 09/15/08 @ 105.12
10.250%, 09/15/10		1,000	1,060
Citizens Communications
9.250%, 05/15/11	(b)	2,000	2,354
Crown Castle International,
Callable 08/01/05 @ 105.38
10.750%, 08/01/11		500	544
CSC Holdings
7.875%, 02/15/18		500	541
Series B
7.625%, 04/01/11		1,000	1,077
Dex Media,
Callable 11/15/08 @ 104.50
0.000%, 11/15/13	(f)	1,000	782

Dex Media East,
Callable 11/15/07 @ 106.06
12.125%, 11/15/12		324	395
Dex Media West,
Callable 08/15/08 @ 104.94
9.875%, 08/15/13		500	576
DirecTV Holdings,
Callable 03/15/08 @ 104.19
8.375%, 03/15/13		2,000	2,242
Dobson Cellular Systems,
Callable 11/01/08 @ 104.94
9.875, 11/01/12	(c)	1,000	985
Dobson Communications,
Callable 10/01/08 @ 104.44
8.875%, 10/01/13		500	351
Echostar
6.625%, 10/01/14	(c)	2,000	2,030
Granite Broadcasting,
Callable 12/01/06 @ 109.75
9.750%, 12/01/10		1,000	957
Horizon PCS,
Callable 07/15/08 @ 105.69
11.375%, 07/15/12	(c)	900	1,012
Houghton Mifflin,
Callable 02/01/08 @ 104.94
9.875%, 02/01/13	(b)	1,000	1,092
Callable 10/15/08 @ 105.75
11.5%, 10/15/13	(f)	2,000	1,470
Insight Midwest,
Callable 11/01/05 @ 105.25
10.500%, 11/01/10	(b)	500	548
IPSC Escrow,
Callable 05/01/08 @ 105.75
11.500%, 05/01/12	(c)	1,000	1,137
MCI
Callable 05/01/05 @ 102.45
5.908%, 05/01/07		1,000	1,026
Callable 05/01/09 @ 103.37
7.735%, 05/01/14		2,500	2,700
Nextel Communications,
Callable 08/01/08 @ 103.69
7.375%, 08/01/15		500	553
Callable 03/15/09 @ 102.98
5.950%, 03/15/14		2,500	2,594
Nextel Partners,
Callable 07/01/07 @ 104.06
8.125%, 07/01/11	(b)	1,000	1,110
Panamsat,
Callable 08/15/09 @ 104.50
9.000%, 08/15/14	(b) (c)	1,000	1,115
Callable 11/01/09 @ 105.19
10.375%, 11/01/14	(c) (f)	1,700	1,164
Paxson Communications,
Callable 07/15/05 @ 105.38
10.750%, 07/15/08	(b)	750	786
Primedia,
Callable 05/15/06 @ 104.44
8.875%, 05/15/11		800	848
Qwest,
8.875%, 03/15/12	(c)	2,000	2,310

Callable 01/30/05 @ 103.02
7.500%, 06/15/23		1,000	995
Qwest Services
Callable 12/15/05 @ 106.50
13.000%, 12/15/07	(b) (c)	2,000	2,285
Callable 12/15/06 @ 106.75
13.500%, 12/15/10	(c)	2,000	2,405
R. H. Donnelley Finance,
Callable 12/15/07 @ 105.44
10.875%, 12/15/12	(c)	1,000	1,187
Rainbow National Services,
Callable 09/01/09 @ 105.19
10.375%, 09/01/14	(c)	1,000	1,115
Rogers Cable
6.250%, 06/15/13	(a)	1,000	1,005
Rogers Wireless
6.375%, 03/01/14		1,000	995
7.500%, 03/15/15	(c)	1,000	1,057
SBA Communications,
Callable 12/15/07 @ 104.88
9.750%, 12/15/11		1,000	843
Shaw Communications
8.250%, 04/11/10	(a)	1,000	1,138
Sinclair Broadcast Group,
Callable 03/15/07 @ 104
8.000%, 03/15/12	(b)	1,000	1,060
			62,169
Consumer Cyclical - 13.4%
AMC Entertainment,
Callable 03/01/09 @ 104
8.000%, 03/01/14		1,000	995
Arvinmeritor
8.750%, 03/01/12		500	575
Asbury Automotive Group,
Callable 06/15/07 @ 104.50
9.000%, 06/15/12		1,000	1,050
Beazer Homes USA,
Callable 04/15/07 @ 104.19
8.375%, 04/15/12		1,000	1,100
Buffets,
Callable 07/15/06 @ 105.63
11.250%, 07/15/10		500	535
Collins & Aikman Products
12.875%, 08/15/12	(b) (c)	1,000	860
D. R. Horton
5.000%, 01/15/09		500	504
Dana
6.500%, 03/01/09		1,000	1,058
Dominos, Series B,
Callable 07/01/07 @ 104.13
8.250%, 07/01/11		547	598
Dura Operating, Series B,
Callable 04/15/07 @ 104.31
8.625%, 04/15/12	(b)	1,500	1,564
Felcor Lodging (REIT)
8.500%, 06/01/11		500	564
Glenoit,
Callable 01/30/05 @ 101.83
11.000%, 04/15/07	(g)	100	—

Goodyear Tire & Rubber
7.857%, 08/15/11	(b)	1,000	1,005
Host Marriott,
Callable 11/01/08 @ 103.56 (REIT)
7.125%, 11/01/13		1,000	1,084
IMAX,
Callable 12/01/07 @ 104.81
9.625%, 12/01/10	(a) (b)	1,000	1,088
Inn of the Mountain Gods Resort,
Callable 11/15/07 @ 106
12.000%, 11/15/10		1,000	1,173
Isle of Capri Casinos,
Callable 03/01/09 @ 103.50
7.000%, 03/01/14		1,000	1,020
J.C. Penney
8.000%, 03/01/10		1,000	1,140
7.950%, 04/01/17		1,000	1,165
Jean Coutu Group,
Callable 08/01/09 @ 104.25
8.500%, 08/01/14	(b) (c)	1,000	1,028
KB Home
5.750%, 02/01/14		1,000	992
Landry’s Restaurants,
Callable 12/15/09 @ 103.75
7.500%, 12/15/14	(c)	1,000	993
Mandalay Resort Group,
Series B
10.250%, 08/01/07		1,000	1,133
Meristar Hospitality
9.125%, 01/15/11		1,000	1,080
MGM Mirage
8.375%, 02/01/11	(b)	2,000	2,255
Oxford Industries,
Callable 06/01/07 @ 104.44
8.875%, 06/01/11		500	538
Park Place Entertainment
8.875%, 09/15/08		1,000	1,135
7.875%, 03/15/10		1,000	1,129
Penn National Gaming,
Callable 03/15/06 @ 104.44
8.875%, 03/15/10		1,000	1,093
Rite Aid
7.125%, 01/15/07	(b)	1,000	1,005
Royal Caribbean Cruises
8.000%, 05/15/10	(a)	1,000	1,130
Russell,
Callable 05/01/06 @ 104.63
9.250%, 05/01/10		500	536
Saks
7.500%, 12/01/10		500	534
Service Corporation International
7.700%, 04/15/09		1,000	1,088
Shaw Group,
Callable 03/15/07 @ 105.38
10.750%, 03/15/10	(b)	1,000	1,105
Six Flags,
Callable 04/15/08 @ 104.88
9.750%, 04/15/13	(b)	1,000	1,021

Tenneco Automotive,
Callable 11/15/09 @ 104.31
8.625%, 11/15/14	(c)	200	208
Toys R Us
7.375%, 10/15/18	(b)	2,000	1,873
Visteon
7.000%, 03/10/14	(b)	1,000	965
Warnaco,
Callable 06/15/08 @ 104.44
8.875%, 06/15/13		500	550
Warner Music,
Callable 04/15/09 @ 103.69
7.375%, 04/15/14	(c)	1,000	1,025
WCI Communities,
Callable 05/01/07 @ 104.56
9.125%, 05/01/12	(b)	1,000	1,110
Wynn Las Vegas
Callable 12/01/09 @ 103.31
6.625%, 12/01/14	(c)	500	495
			41,099
Consumer NonCyclical - 7.3%
Athena Neurosciences Financial
7.250%, 02/21/08		1,000	1,045
Del Monte,
Callable 12/15/07 @ 104.31
8.625%, 12/15/12		1,000	1,123
Delhaize America
9.000%, 04/15/31		1,000	1,301
Dole Foods,
Callable 03/15/07 @ 104.44
8.875%, 03/15/11		1,000	1,091
Elan Financial,
Callable 11/15/08 @ 103.88
7.750%, 11/15/11	(c)	1,000	1,070
Elizabeth Arden,
Callable 01/15/09 @ 103.88
7.750%, 01/15/14		500	530
Fisher Scientific International,
Callable 05/01/07 @ 104.06
8.125%, 05/01/12		869	969
Callable 08/15/09 @ 103.38
6.750%, 08/15/14	(c)	500	536
HCA
5.750%, 03/15/14		1,000	968
HCA Columbia Healthcare
8.750%, 09/01/10		2,000	2,290
Iasis Healthcare Capital,
Callable 06/15/09 @ 104.38
8.750%, 06/15/14		1,000	1,090
Medco Health Solutions
7.250%, 08/15/13		1,000	1,116
Prestige Brands,
Callable 04/15/08 @ 104.63
9.250%, 04/15/12	(c)	1,000	1,063
Roundy’s,
Callable 06/15/07 @ 104.44
8.875%, 06/15/12		1,000	1,093
Sealy Mattress,
Callable 06/15/09 @ 104.13
8.250%, 06/15/14	(b)	1,250	1,313

Simmons,
Callable 01/15/09 @ 103.94
7.875%, 01/15/14		600	621
Stater Brothers Holdings,
Callable 06/15/08 @ 104.06
8.125%, 06/15/12		1,000	1,058
Swift & Co.,
Callable 10/01/06 @ 106.25
12.500%, 01/01/10		750	848
Tenet Healthcare
6.500%, 06/01/12		1,000	930
Triad Hospitals,
Callable 11/15/08 @ 103.50
7.000%, 11/15/13		1,000	1,020
U.S. Oncology,
Callable 08/15/08 @ 104.50
9.000%, 08/15/12	(c)	750	838
Vanguard Health Holding,
Callable 10/01/09 @ 104.50
9.000%, 10/01/14	(c)	500	535
			22,448
Electric - 8.4%
AES
9.375%, 09/15/10	(b)	2,000	2,313
7.750%, 03/01/14		685	742
AES Red Oak, Series B
9.200%, 11/30/29		1,000	1,120
Calpine,
Callable 07/15/07 @ 104.25
8.500%, 07/15/10	(c)	3,500	3,010
Callable 04/01/08 @ 103.5
7.757%, 04/01/10	(b)	2,000	1,955
Calpine Generating
11.500%, 04/01/11		1,000	950
DPL Capital Trust II
8.125%, 09/01/31		1,000	1,137
Dynegy-Roseton Danskamme,
Series A
7.270%, 11/08/10		1,000	1,008
Series B
7.670%, 11/08/16		3,000	2,873
Empresa Nacional de Electricidad
8.350%, 08/01/13	(a)	1,000	1,152
Homer City Funding
8.137%, 10/01/19		980	1,110
Mirant Mid-Atlantic, Series C
10.060%, 12/30/28		952	1,219
Mission Energy Holdings
13.500%, 07/15/08		500	624
Reliant Resources,
Callable 12/15/09 @ 103.38
6.750%, 12/15/14		1,000	1,000
Sierra Pacific Resources,
Callable 03/15/09 @ 104.31
8.625%, 03/15/14		1,500	1,704
Teco Energy
7.200%, 05/01/11		1,000	1,100
Texas Genco,
Callable 12/15/09 @ 103.44
6.875%, 12/15/14	(c)	1,500	1,551
TXU
5.550%, 11/15/14	(c)	1,000	993
			25,561

Energy - 4.8%
Amerada Hess
7.875%, 10/01/29		1,000	1,179
Belden & Blake,
Callable 07/15/08 @ 104.38
8.750%, 07/15/12	(c)	1,000	1,015
Bluewater Finance,
Callable 02/15/07 @ 105.13
10.250%, 02/15/12	(a) (b)	2,000	2,190
J. Ray McDermott,
Callable 12/15/08 @ 105.50
11.000%, 12/15/13	(a) (c)	2,000	2,210
Lone Star Technologies,
Callable 06/01/06 @ 104.50
9.000%, 06/01/11		1,000	1,070
Parker Drilling, Series B,
Callable 02/07/05 @ 105.06
10.125%, 11/15/09	(b)	419	441
Petrobras International Finance
7.750%, 09/15/14	(b)	1,000	1,053
Petroleum Geo-Services,
Callable 11/05/07 @ 105
10.000%, 11/05/10	(a)	1,000	1,143
Range Resources,
Callable 07/15/08 @ 103.69
7.375%, 07/15/13	(b)	2,000	2,155
United Refining,
Callable 08/15/08 @ 105.25
10.500%, 08/15/12	(b) (c)	2,000	2,120
			14,576
Finance Companies - 0.2%
Dollar Financial Group,
Callable 11/15/07 @ 104.88
9.750%, 11/15/11		350	380
Finova Group
7.500%, 11/15/09		730	359
			739
Industrial Other - 0.3%
Amsted Industries,
Callable 10/15/07 @ 105.13
10.250%, 10/15/11	(c)	800	904
Diamond Brands Operating,
Callable 01/30/05 @ 103.38
10.125%, 04/15/08	(g) (h) (j)	50	—
			904
Insurance - 1.0%
AFC Capital Trust
8.207%, 02/03/27		1,000	1,050
Fairfax Financial Holdings
7.750%, 04/26/12		1,000	1,010
Ohio Casualty
7.300%, 06/15/14		1,000	1,061
			3,121
Miscellaneous - 4.6%
Dow Jones
6.375%, 12/29/09	(c)	2,000	2,048
7.750%, 12/29/09	(b) (c)	8,500	8,739
Trac-X EM
6.500%, 12/20/08	(c)	3,000	3,123
			13,910

Natural Gas - 4.6%
El Paso
6.950%, 12/15/07	(b)	1,000	1,035
6.375%, 02/01/09		1,000	996
7.750%, 06/15/10	(b)	1,000	1,050
El Paso Natural Gas,
Callable 08/01/07 @ 103.81
7.625%, 08/01/10		1,400	1,538
Enterprise Products
5.600%, 10/15/14	(c)	1,000	1,008
6.875%, 03/01/33		1,000	1,065
Sonat
6.750%, 10/01/07		1,000	1,039
Tennessee Gas Pipeline
7.500%, 04/01/17	(b)	1,500	1,654
Williams
6.750%, 04/15/09	(b) (c)	2,500	2,713
7.750%, 06/15/31		2,000	2,100
			14,198
REITS - 0.3%
LNR Property,
Callable 07/15/08 @ 103.81
7.625%, 07/15/13		800	906

Sovereigns - 0.3%
Jamaica Government
10.625%, 06/20/17		1,000	1,034

Technology - 2.3%
Avnet
9.750%, 02/15/08		1,000	1,153
Freescale Semiconductor,
Callable 07/15/08 @ 103.44
6.875%, 07/15/11		1,000	1,075
IOS Capital
7.250%, 06/30/08		85	91
Iron Mountain
Callable 04/01/06 @ 104.31
8.625%, 04/01/13		500	531
Callable 01/15/08 @ 103.87
7.750%, 01/15/15		500	505
Lucent Technologies
5.500%, 11/15/08	(b)	1,000	1,028
Nortel Networks
6.125%, 02/15/06	(a)	1,000	1,018
Xerox
9.750%, 01/15/09		500	590
7.200%, 04/01/16		1,000	1,070
			7,061
Transportation - 1.9%
AMR
9.000%, 08/01/12		1,000	805
Continental Airlines, Series 2001-1, Cl B
7.033%, 12/15/12		763	633
Delta Air Lines
7.900%, 12/15/09		1,000	625
8.300%, 12/15/29	(b)	1,000	485
Series 2000-1, Cl B
7.920%, 05/18/12		1,000	770

Laidlaw International,
Callable 06/15/07 @ 105.38
10.750%, 06/15/11		750	878
Northwest Airlines
7.875%, 03/15/08	(b)	2,000	1,630
			5,826

Total High Yield Corporate Bonds (Cost $260.288)			277,467

DESCRIPTION		PAR (000)	VALUE (000)

CMO - Private Mortgage-Backed Securities - 3.9%
Fixed Rate - 3.9%
GMAC Commericial Mortgage Securities
Series 2003-C3, Cl A2
4.223%, 04/10/40		7,000	7,004
Series 2004-C1, Cl A2
4.100%, 03/10/38		5,000	4,968

Total CMO - Private Mortgage-Backed Securities (Cost $12,073)			11,972

Corporate Bonds - 2.5%
Basic Industry - 0.3%
Glencore Funding
6.000%, 04/15/14	(c)	$1,000	$960

Consumer - Cyclical - 0.8%
General Motors
8.375%, 07/15/33	(b)	1,000	1,033
Liberty Media,
Callable 01/31/05 @ 100
3.750%, 02/15/30	(c)	2,000	1,335
			2,368

Energy - 0.7%
Gazprom International SA
7.201%, 02/01/20	(c)	2,000	2,110

Transportation - 0.3%
American Airlines,
Series 1999-1, Cl A2
7.024%, 04/15/11		1,000	1,030

Yankee Corporates - 0.4%
Tengizchevroil Financial
6.124%, 11/15/14	(c)	1,250	1,247

Total Corporate Bonds (Cost $7,998)			7,715

DESCRIPTION		PAR (000)/ SHARES	VALUE (000)

Preferred Stocks - 0.5%
United States - 0.5%
Alamosa Holdings, Series B,
Callable 11/10/06 @ 312.50		$1,000	950
iStar Financial, Series G,
Callable 12/19/08 @ 25 (REIT)		20,000	512
Nebco Evans Holdings (PIK)	(g) (i) (j)	300	—

Pegasus Communications Fractional Shares	(g) (h) (i) (j)	15,109	—

Total Preferred Stocks (Cost $832)			1,462

Common Stocks - 0.0%
Bermuda - 0.0%
NII Holdings, Class B	(i)	$1,869	$89
United States - 0.0%
Viatel Holdings	(h) (i) (j)	338	—
Total Common Stocks (Cost $148)			89

U.S. Government Agency Mortgage-Backed Security - 0.0%
Fixed Rate - 0.0%
FNMA Pool
6.695%, 08/01/05, #109031		$35	$35

Total U.S. Government Agency Mortgage-Backed Security (Cost $35)			35

DESCRIPTION		PAR (000)	VALUE (000)

Asset-Backed Security - 0.0%
Manufactured Housing - 0.0%
Green Tree Financial Series 1998-1, Cl A1
6.040%, 11/01/29		$14	$14

Total Asset-Backed Security (Cost $14)			14

Warrants - 0.0%
Canada - 0.0%
AT&T Canada, Expires 08/15/07	(h) (i) (j)	100	—

United States - 0.0%
Sterling Chemical Holdings, Expires 08/15/08	(h) (i) (j)	100	—

Total Warrants (Cost $3)			—

DESCRIPTION		PAR (000)	VALUE (000)

Treasury Obligation - 0.0%
U. S. Treasury Bill
2.010%, 02/03/05	(k)	115	115
Total Treasury Obligation (Cost $115)			115

		SHARES	VALUE (000)

Affiliated Money Market Fund - 0.7%
First American Prime Obligations Fund, Cl Z	(l)	2,013,517	$2,014
Total Affiliated Money Market Fund (Cost $2,014)			2,014

Investments Purchased with Proceeds from Securities Lending - 23.9%

Commercial Paper - 7.4%
Bluegrass
2.490%, 8/18/05	254	254
2.480%, 11/18/05	259	259
Cable Beach
2.407%, 1/06/05	648	648
Concord Minutemen Capital
2.330%, 1/06/05	1,556	1,556
2.370%, 1/10/05	713	713
2.380%, 1/11/05	467	467
2.380%, 1/12/05	648	648
Descartes Funding Trust
2.403%, 11/15/05	648	648
Ford Credit Floor Plan
2.010%, 1/05/05	2,203	2,203
2.296%, 1/20/05	194	194
Goldman Sachs
2.413%, 1/18/05	648	648
Independence
2.473%, 10/17/05	769	769
Lakeside Funding
2.400%, 1/10/05	1,037	1,037
Leaf’s LLC
2.420%, 4/20/05	713	713
Liquid Funding
2.407%, 5/25/05	648	648
MBNA Credit
2.060%, 1/18/05	324	324
Main Street Warehouse
2.335%, 1/05/05	1,944	1,944
Morgan Stanley
2.393%, 7/25/05	1,297	1,297
2.393%, 9/09/05	389	389
Mortgage Interest Network
2.404%, 1/14/05	972	972
2.407%, 1/31/05	1,294	1,294
Orchard Park
2.411%, 7/06/05	1,338	1,338
2.431%, 10/06/05	285	285
Park Place
2.468%, 1/25/05	638	638
Sigma Finance
2.383%, 5/17/05	91	91
Thornburg Mortgage
2.405%, 1/14/05	1,295	1,295
2.415%, 1/19/05	1,295	1,295
Total Commercial Paper		22,567

Corporate Obligations - 6.1%
Allstate Life Global
2.447%, 10/14/05	1,297	1,297
2.393%, 10/14/05	324	324
Bayer Landbank NY
2.407%, 6/24/05	1,232	1,232
Blue Heron Funding
2.443%, 5/18/05	363	363
Castle Hill III
2.530%, 9/15/15	389	389

Cheyne High Grade
2.280%, 11/10/39	648	648
Depfa Bank PLC
2.470%, 6/15/05	648	648
Duke Funding VI
2.115%, 4/08/05	784	784
General Electric Capital Corporation
2.460%, 10/07/05	649	649
Halogen Funding
2.390%, 1/18/06	246	246
Jackson National Life
2.403%, 4/15/05	648	648
Jefferson Pilot
2.410%, 8/17/05	648	648
Liquid Funding
2.418%, 6/28/05	583	583
Merrill Lynch
2.331%, 10/01/05	1,297	1,297
Metlife Global Funding
2.443%, 10/14/05	778	778
2.458%, 4/28/08	545	545
Morgan Stanley
2.393%, 12/26/08	649	649
Natexis Banq NY
2.393%, 7/12/05	194	194
2.358%, 7/12/05	713	713
Northlake CDO
2.523%, 3/07/05	389	389
Premium Asset Trust
2.400%, 5/13/05	908	908
2.350%, 6/01/05	1,932	1,932
2.413%, 10/14/05	519	519
REMAC
2.390%, 9/29/05	695	695
RMAC
2.380%, 6/12/05	705	705
SMM Trust 2004
2.530%, 9/23/05	958	958
Total Corporate Obligations		18,741

Money Market Fund - 0.0%
Merrill Lynch Premier Institutional Fund	40	40
Total Money Market Fund		40

Other Short-Term Investments - 1.7%
ARLO III Ltd
2.575%, 9/28/05	1,945	1,945
Commonwealth Life
2.553%, 1/01/05	655	655
General Electric Capital Assurance
2.340%, 1/19/05	259	259
HBOS Treasury Services
2.270%, 11/01/05	713	713
ING USA Annuity & Life
2.826%, 6/30/05	1,685	1,685
Total Other Short-Term Investments		5,257

Repurchase Agreements - 8.7%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $389,520 (collateralized by various securities: Total market value $399,360)	389	389
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $1,945,123 (collateralized by various securities: Total market value $2,070,189)	1,945	1,945
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $2,593,491 (collateralized by corporate securities: Total market value $2,756,827)	2,593	2,593
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $2,593,486 (collateralized by corporate securities: Total market value $2,773,500)	2,593	2,593
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $842,884 (collateralized by collateralized mortgage obligations: Total market value $884,916)	843	843
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $259,349 (collateralized by collateralized mortgage obligations: Total market value $272,286)	259	259
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $259,349 (collateralized by collateralized mortgage obligations: Total market value $272,310)	259	259
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $220,447 (collateralized by collateralized mortgage obligations: Total market value $231,436)	220	220
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $194,512 (collateralized by collateralized mortgage obligations: Total market value $204,219)	195	195
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $129,674 (collateralized by collateralized mortgage obligations: Total market value $136,171)	130	130
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $389,021 (collateralized by U.S. government securities: Total market value $396,728)	389	389
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $376,053 (collateralized by U.S. government securities: Total market value $383,542)	376	376
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $194,510 (collateralized by U.S. government securities: Total market value $198,363)	195	195

Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $2,593,508 (collateralized by mortgage loans: Total market value $2,673,190)	2,593	2,593
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $1,296,754 (collateralized by mortgage loans: Total market value $1,336,597)	1,297	1,297
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $1,296,754 (collateralized by mortgage loans: Total market value $1,336,591)	1,296	1,296
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $650,864 (collateralized by commercial loans: Total market value $661,482)	648	648
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $3,890,219 (collateralized by U.S. government securities: Total market value $3,967,265)	3,889	3,889
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $674,302 (collateralized by U.S. government securities: Total market value $694,399)	674	674
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $661,334 (collateralized by various securities: Total market value $685,353)	661	661
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $220,448 (collateralized by corporate securities: Total market value $242,457)	220	220
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $2,593,489 (collateralized by collateralized mortgage obligations: Total market value $2,851,038)	2,593	2,593
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $1,296,736 (collateralized by U.S. government securities: Total market value $1,322,422)	1,297	1,297
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $1,037,393 (collateralized by U.S. government securities: Total market value $1,061,092)	1,037	1,037
Total Repurchase Agreements		26,591

Total Investments Purchased with Proceeds from Securities Lending (Cost $73,196)		73,196

Total Investments - 122.2% (Cost $356,716)		374,079
Other Assets and Liabilities, Net - (22.2)%		(68,073)
Total Net Assets - 100.0%		$306,006

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held fair value securities with a value of $0, or 0.0% of total net assets. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	Represents a foreign high yield (non-investment grade) bond. On December 31, 2004, the value of these investments was $18,351,180, which represents 6.0% of total net assets.
(b)	This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a value of $71,256,249 at December 31, 2004.

(c)

Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of December 31, 2004, the value of these investments was $80,737,225 or 26.4% of total net assets.

(d)	The rate shown is the effective annual yield at the time of purchase.
(e)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2004.
(f)

Delayed interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a peredetermined date at which time the stated coupon rate becomes effective and interest becomes payalbe at regular intervals.  Interest rate shown represents current yield at December 31, 2004, based upon the estimated timing and amount of future interest and principal payments.

(g)	Security currently in default.
(h)	Securities considered illiquid or restricted. As of December 31, 2004, the value of these investments was $0 or 0.0% of total net assets.
(i)	Non-income producing security.
(j)	Security is fair valued. As of December 31, 2004, the fair value of these investments was $0 or 0.0% of total net assets.
(k)	Security has been deposited as inital margin on open futures contracts. Yield shown is effective yield at date of purchase.
(l)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

Cl - Class

FNMA - Federal National Mortgage Association

PIK - Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Appreciation (Depreciation)

Credit Default Swap (A)	12,000,000	12,332	Mar. 10	309
Eurodollar 90 Day Futures	(75)	(18,083)	Dec. 05	(100)
Eurodollar Futures	38	9,224	Mar. 05	0
U.S. Treasury 5 year Futures	(125)	(13,691)	Mar. 05	(24)
U.S. Treasury 10 year Futures	(50)	(5,597)	Mar. 05	(62)
U.S. Treasury Long Bond Futures	85	9,563	Mar. 05	225
				$348

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

Inflation Protected Securities Bond Fund

DESCRIPTION		PAR (000)	VALUE (000)+

U.S. Government & Agency Securities - 90.6%
U.S. Agency Debentures - 4.4%
BECCS Callable
13.875%, 05/15/11	(a)	$1,000	$961
FHLB
2.500%, 03/30/06,		1,000	993
Series 392
2.500%, 03/15/06		1,000	993
FHLMC
5.250%, 11/05/12, Callable 11/05/07 @ 100		500	508
FNMA
3.000%, 08/15/07		1,000	988
			4,443
U.S. Treasuries - 86.2%
U.S. Treasury Bonds
2.375%, 01/15/25		5,164	5,523
3.625%, 04/15/28		9,146	12,005
U.S. Treasury Notes
3.375%, 01/15/07		8,192	8,677
4.250%, 01/15/10		2,212	2,566
0.875%, 04/15/10		5,793	5,733
3.000%, 07/15/12		8,227	9,180
1.875%, 07/15/13		3,377	3,474
2.000%, 01/15/14		4,132	4,275
2.000%, 07/15/14		6,987	7,207
U.S. Treasury Notes (TIPS)
3.625%, 01/15/08		7,502	8,171
3.875%, 01/15/09		2,444	2,740
3.500%, 01/15/11		2,826	3,208
3.875%, 04/15/29		10,043	13,795
			86,554

Total U.S. Government & Agency Securities (Cost $90,094)			90,997

DESCRIPTION		PAR (000)	VALUE (000)

CMO - Private Mortgage-Backed Securities - 2.4%
Adjustable Rate (b) - 0.1%
MLCC Mortgage Investors
Series 2004-G, Cl XA	(c)
1.276%, 11/25/29		3,500	117

Fixed Rate - 2.3%
GMAC Commercial Mortgage Securities
Series 2003-C3 Cl A2
4.223%,04/10/40		2,000	2,001
GRP/AG Real Estate Asset Trust
Series 2004-1, Cl A	(a) (d)
3.960%, 03/25/09		308	309
			2,310

Total CMO - Private Mortgage-Backed Securities (Cost $2,439)			2,427

DESCRIPTION	PAR (000)	VALUE (000)

Asset-Backed Securities - 1.5%
Commercial - 1.5%
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Cl A2
6.538%, 06/15/31	479	510
GS Mortgage Securities II
Series 2003-C1, Cl A2A
3.590%, 01/10/40	500	495
Nomura Asset Securities
Series 1998-D6, Cl A1B
6.590%, 03/15/30	500	539

Total Asset-Backed Securities (Cost $1,570)		1,544

DESCRIPTION		PAR (000)	VALUE (000)

Corporate Bond - 1.0%
Miscellaneous -1.0%
Dow Jones
Series 3-1
7.750%, 12/29/09	(d)	1,000	1,028

Total Corporate Bond (Cost $1,026)			1,028

DESCRIPTION	PAR (000)	VALUE (000)

U.S. Government Agency Mortgage-Backed Security - 1.0%
Fixed Rate - 1.0%
FHLMC Gold Pool
4.000%,10/01/10, #M80855	1,004	1,001

Total U.S. Government Agency Mortgage-Backed Security (Cost $1,003)		1,001

DESCRIPTION		PAR (000)	VALUE (000)

CMO - U.S. Government Agency Mortgage-Backed Security - 0.5%
Fixed Rate - 0.5%
FHLMC REMIC
Series 2763 Cl TA
4.000%, 03/15/11		490	488

Total CMO - U.S. Government Agency Mortgage-Backed Security (Cost $492)			488

Treasury Obligation - 0.1%
U.S. Treasury Bill
1.995%, 02/03/05	(e)	55	55
Total Treasury Obligation (Cost $55)			55

DESCRIPTION		SHARES	VALUE (000)

Affiliated Money Market Fund - 4.9%
First American Prime Obligations Fund, Cl Z	(f)	4,918,592	$4,919

Total Affiliated Money Market Fund (Cost $4,919)			4,919

Total Investments - 102.0% (Cost $101,598)			102,459
Other Assets and Liabilities, Net – (2.0)%			(2,047)
Total Net Assets - 100.0%			$100,412

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held no fair valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)

Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at December 31, 2004, based upon the estimated timing and amount of future interest and principal payments.

(b)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2004.
(c)	Securities considered illiquid or restricted. As of December 31, 2004, the value of these investments was $116,813 or 0.1% of total net assets.
(d)

Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of December 31, 2004, the value of these investments was $1,337,105 or 1.3% of total net assets.

(e)	Security has been deposited as intial margin on open futures contracts. Yield shown is effective at date of purchase.
(f)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

Cl - Class

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protection Security

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased	Market Value Covered By Contracts(000)	Settlement Month	Unrealized Appreciation (Depreciation)

Credit Default Swap (A)	2,000,000	2,055	Mar. 10	24
U.S. 10 Year Swap	30	(3,308)	Mar. 05	11
U.S. Treasury 10 Year Futures	9	1,007	Mar. 05	(1)
U.S. Treasury Long Bond Futures	14	1,575	Mar. 05	(18)
				$16

Schedule of INVESTMENTS December31, 2004 (Unaudited)

Intermediate Government Bond Fund

DESCRIPTION		PAR (000)	VALUE (000)+

U.S. Government & Agency Securities - 98.6%
U.S. Agency Debentures - 58.6%
FFCB
2.500%, 11/15/05		$2,200	$2,192
2.375%, 10/02/06		3,750	3,695
3.250%, 06/15/07		3,700	3,688
2.625%, 09/17/07		3,750	3,669
3.000%, 12/17/07		3,700	3,645
5.750%, 01/18/11		2,250	2,438
FHLB
2.125%, 05/15/06		3,000	2,959
3.000%, 05/15/06		3,800	3,793
2.875%, 05/22/06		2,550	2,541
5.250%, 08/15/06		4,000	4,128
2.875%, 02/15/07		3,825	3,789
3.500%, 05/15/07		3,800	3,812
3.125%, 08/15/07		2,500	2,479
TVA
6.375%, 06/15/05		3,225	3,279
5.375%, 11/13/08		3,475	3,677
5.625%, 01/18/11		3,450	3,715
6.790%, 05/23/12		3,175	3,653
			57,152
U.S. Treasuries - 40.0%
U.S. Treasury Bond (STRIPS)
0.000%, 11/15/11	(a)	1,670	1,583
U.S. Treasury Bonds
9.375%, 02/15/06		4,000	4,291
12.750%, 11/15/10		2,335	2,532
13.250%, 05/15/14		2,400	3,340
9.250%, 02/15/16		2,000	2,855
7.250%, 05/15/16		2,250	2,816
9.125%, 05/15/18		2,000	2,909
8.125%, 08/15/19		2,500	3,414
U.S. Treasury Notes
5.875%, 11/15/05		500	513
1.500%, 03/31/06		2,975	2,925
6.500%, 10/15/06		2,470	2,618
2.500%, 10/31/06		725	718
6.000%, 08/15/09		2,300	2,537
2.000%, 01/15/14	(b)	1,415	1,464
2.000%, 07/15/14	(b)	962	992
11.75%, 11/15/14		2,575	3,501
			39,008

Total U.S. Government & Agency Securities (Cost $96,081)			96,160

DESCRIPTION	PAR (000)	VALUE (000)

U.S. Government Agency Mortgage-Backed Security - 0.0%
Adjustable Rate (c) - 0.0%
FHLMC Pool
3.581%, 10/01/32, #847317	$7	$7

Total U.S. Government Agency Mortgage-Backed Security (Cost $7)		7

		PAR (000)	VALUE (000)

Treasury Obligation - 0.1%
U.S. Treasury Bill
1.986%, 02/03/05	(d)	120	120
Total Treasury Obligation (Cost $120)			120

Total Investments - 98.7% (Cost $96,208)			96,287
Other Assets and Liabilities, Net - 1.3%			1,266
Total Net Assets - 100.0%			$97,553

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held no fair valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	Principal only.
(b)

U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	Variable Rate Security - The rate reported is the rate in effect as of December 31, 2004.
(d)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FFCB - Federal Farm Credit Bank

FNMA - Federal National Mortgage Association

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TVA - Tennessee Valley Authority

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Appreciation (Depreciation)

U.S. Treasury 5 Year Futures	3	$329	Mar. 05	$2
U.S. Treasury 10 year Futures	(37)	(4,142)	Mar. 05	33
U.S. Treasury Long Bond Futures	22	2,475	Mar. 05	(28)
				$7

Schedule of INVESTMENTS December 31, 2004 (Unaudited)

Intermediate Term Bond Fund

DESCRIPTION		PAR (000)	VALUE (000)+

Asset-Backed Securities - 29.7%
Automotive - 7.8%
Capital Auto Receivables Asset Trust
Series 2004-1, Cl A3
2.000%, 11/15/07		$11,560	$11,394
Capital One Auto Finance Trust
Series 2001-A, Cl A4
5.400%, 05/15/08		3,369	3,401
Daimler Chrysler Master Owner Trust
Series 2003-A, Cl A
2.150%, 02/15/08	(a)	20,000	20,018
Honda Auto Receivables Owner Trust
Series 2002-4, Cl A4
2.700%, 03/17/08		7,345	7,317
Series 2003-1, Cl A3
1.920%, 11/20/06		11,220	11,192
Nissan Auto Receivables Owner Trust
Series 2003-B, Cl A3
1.510%, 08/15/07		8,175	8,115
Onyx Acceptance Auto Trust
Series 2004-A, Cl A3
2.190%, 03/17/08		9,185	9,072
Toyota Auto Receivables Owners Trust
Series 2002-B, Cl A4
4.390%, 05/15/09		6,000	6,040
USAA Auto Owner Trust
Series 2003-1, Cl A4
2.040%, 02/16/10		1,495	1,467
WFS Financial Owner Trust
Series 2003-2, Cl A3
1.760%, 01/21/08		11,187	11,121
Series 2004-4, Cl A3
2.980%, 09/17/09		9,170	9,072
			98,209
Commercial - 8.1%
Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Cl A4
5.200%, 01/12/41	(b)	8,775	9,022
Commercial Mortgage
Series 2004-CNL, Cl A1
2.623%, 09/15/14		5,255	5,263
Deutsche Mortgage and Asset Recieving
Series 1998-C1, Cl A2
6.538%, 06/15/31		6,763	7,189
GMAC Commercial Mortgage Securities
Series 2004-C2, Cl A1
3.896%, 08/10/38		7,889	7,897
Greenwich Capital Commercial Funding
Series 2003-C1, Cl A2
3.285%, 07/05/35		5,000	4,821
Series 2004-GG1, Cl A7
5.317%, 06/10/36	(a)	7,385	7,653

GS Mortgage Securities II
Series 2003-C1, Cl A2A
3.590%, 01/10/40		13,840	13,712
Series 2004-GG2, Cl A1
3.109%, 08/10/38		9,027	9,009
Series 2004-GG2, Cl A3
4.602%, 08/10/38		12,980	13,264
Morgan Stanley Capital Investments
Series 1999-FNV1, Cl A1
6.120%, 03/15/31		2,742	2,842
Nomura Asset Securities
Series 1998-D6, Cl A1B
6.590%, 03/15/30	(a)	11,675	12,593
Williams Street Funding
Series 2004-4, Cl A
2.335%, 09/23/10	(b)	9,405	9,405
			102,670
Credit Cards - 7.2%
American Express Credit Account
Series 2004-4, Cl C
2.873%, 03/15/12	(b)	3,100	3,105
Bank One Issuance Trust
Series 2002-A4, Cl A4
2.940%, 06/16/08		13,770	13,767
Series 2004-A2, Cl A2
2.430%, 02/15/07		20,000	20,005
Capital One Multi-Asset Execution Trust
Series 2003-A6, Cl A6
2.950%, 08/17/09		7,500	7,447
Citibank Credit Card Issuance Trust
Series 2004-A4, Cl A4
3.200%, 08/24/09		10,065	9,976
Fleet Credit Card Master Trust
Series 2001-B, Cl A
5.600%, 12/15/08		10,820	11,151
MBNA Credit Card Master Note Trust
Series 2003-A1, Cl A1
3.300%, 07/15/10		12,560	12,439
Series 2003-C6, Cl C6
3.583%, 12/15/10		3,200	3,272
Providian Gateway Master Trust
Series 2004-DA, Cl A
3.350%, 09/15/11	(b)	10,355	10,261
			91,423
Equipment Leases - 0.8%
CNH Equipment Trust
Series 2003-B, Cl A3B
2.470%, 01/15/08		9,895	9,821

Home Equity - 5.4%
AFC Home Equity Loan Trust
Series 1996-4, Cl 1A7
6.860%, 03/25/27		1,213	1,211
Amresco Residential Security Mortgage
Series 1997-3, Cl A9
6.960%, 03/25/27		1,347	1,316
Contimortgage Home Equity Loan Trust
Series 1997-2, Cl A9
7.090%, 04/15/28		719	720
Series 1997-3, Cl A9
7.120%, 08/15/28		970	953
Countrywide
Series 2003-BC1, Cl A1
2.818%, 03/25/33		2,314	2,341
Series 2004-4, Cl 3A1
2.518%, 11/25/23		2,733	2,733

Equity One
Series 2003-4, Cl AF3
3.531%, 10/25/34		18,915	18,824
First Franklin Mortgage Loan
Series 2004-FFB, Cl A3
4.264%, 06/25/24		5,885	5,838
Household Home Equity Loan Trust
Series 2002-3, Cl A
2.860%, 07/20/32		6,089	6,100
Residential Asset Mortgage Products
Series 2004-RS4, Cl AI2
3.247%, 09/25/25		9,535	9,433
Residential Funding Mortgage Securities
Series 2004-HI2, Cl A3
4.270%, 11/25/16		5,435	5,434
Saxon Asset Securities Trust
Series 2004-1, Cl A
2.688%, 03/25/35	(c) (d)	5,495	5,506
Wells Fargo Home Equity Trust
Series 2004-2, Cl AI2
3.450%, 06/25/19		8,415	8,337
			68,746
Manufactured Housing - 0.0%
Green Tree Financial
Series 1996-9, Cl A5
7.200%, 01/15/28		305	306

Other - 0.4%
GRP/AG Real Estate Asset Trust
Series 2003-1, Cl A
5.970%, 11/25/32	(b) (c)	268	268
Series 2004-1, Cl A
3.960%, 03/25/09	(b) (c)	1,685	1,689
Series 2004-2, Cl A
4.210%, 07/25/34	(b)	2,442	2,441
			4,398

Total Asset-Backed Securities (Cost $377,282)			375,573

Corporate Bonds - 25.8%
Banking - 0.8%
Credit Suisse First Boston
3.875%, 01/15/09		6,270	6,254
Mizuho Finance
5.790%, 04/15/14	(b)	4,150	4,352
			10,606
Basic Industry - 1.0%
Alcan
5.200%, 01/15/14	(a)	4,160	4,252
Meadwestvaco
6.850%, 04/01/12	(a)	7,130	8,050
			12,302
Brokerage - 0.4%
Morgan Stanley
4.750%, 04/01/14		5,760	5,652

Capital Goods - 0.4%
Waste Management
6.875%, 05/15/09		4,880	5,368

Communications - 4.3%
AT&T Broadband
8.375%, 03/15/13		4,345	5,362

Deutsche Telecom
8.500%, 06/15/10		3,690	4,393
France Telecom
8.750%, 03/01/11	(c)	15,600	18,594
News America
6.625%, 01/09/08	(a)	5,820	6,271
SBC Communications
5.100%, 09/15/14		1,900	1,918
Sprint Capital
8.375%, 03/15/12		4,675	5,705
Telecom De Puerto Rico
6.650%, 05/15/06		4,000	4,150
Verizon Global Funding
7.250%, 12/01/10		3,750	4,297
6.875%, 06/15/12		3,925	4,489
			55,179
Consumer Cyclical - 3.4%
Centex
4.550%, 11/01/10	(a)	5,565	5,537
DaimlerChrysler
6.500%, 11/15/13		4,300	4,663
Ford Motor Credit
7.875%, 06/15/10		11,070	12,170
General Motors Acceptance
7.750%, 01/19/10	(a)	12,485	13,398
7.125%, 07/15/13		7,370	7,516
			43,284
Consumer NonCyclical - 2.5%
Bunge LTD Finance
4.375%, 12/15/08	(a)	9,320	9,394
Conagra Foods
7.875%, 09/15/10		4,260	5,008
General Mills
6.000%, 02/15/12		5,400	5,846
Kraft Foods
4.625%, 11/01/06		6,750	6,887
Kroger
7.450%, 03/01/08		4,000	4,411
			31,546
Electric - 3.4%
Consumers Energy, Series B
5.375%, 04/15/13	(a)	3,580	3,708
DTE Energy
7.050%, 06/01/11		4,600	5,199
FPL Group Capital
7.625%, 09/15/06		4,540	4,854
MidAmerican Energy Holdings
3.500%, 05/15/08		4,600	4,502
National Rural Utilities
5.750%, 08/28/09	(a)	3,850	4,110
Pacific Gas & Electric
4.200%, 03/01/11	(a)	2,065	2,033
Pepco Holdings
6.450%, 08/15/12	(a)	4,050	4,465
Progress Energy
6.850%, 04/15/12		3,920	4,372
Southern California Edison
5.000%, 01/15/14		2,000	2,025
TXU Energy
7.000%, 03/15/13		6,895	7,702
			42,970
Energy - 0.9%
Gazprom International SA
7.201%, 02/01/20	(a) (b)	3,500	3,693
Kerr McGee
6.875%, 09/15/11	(a)	6,435	7,229
			10,922

Finance Companies - 2.8%
American General
5.875%, 07/14/06		4,085	4,237
Capital One Bank
5.750%, 09/15/10		7,000	7,343
Core Investment Grade Trust
4.727%, 11/30/07		13,990	14,287
MBNA America Bank
4.625%, 08/03/09	(a)	5,760	5,867
Merrill Lynch, Series B
5.360%, 02/01/07		4,280	4,446
			36,180
Foreign Agencies - 0.9%
KFW Bankengruppe
3.250%, 07/16/07		11,500	11,466

Insurance - 1.2%
Aon
6.200%, 01/15/07		5,750	6,045
Axis Capital
5.750%, 12/01/14		4,410	4,385
Fund American Companies
5.875%, 05/15/13		4,190	4,262
			14,692
Natural Gas - 1.4%
Duke Energy
7.875%, 08/16/10		10,000	11,637
Teppco Partners
7.625%, 02/15/12		4,950	5,657
			17,294
REITS - 0.4%
Mack-Cali Realty (REIT)
7.250%, 03/15/09		4,500	4,972

Sovereigns - 1.5%
Pemex Project Funding Master Trust
7.375%, 12/15/14	(a)	7,355	8,146
United Mexican States
5.875%, 01/15/14	(a)	10,195	10,450
			18,596
Supranationals - 0.3%
Corporacion Andina De Fomento
5.200%, 05/21/13		3,651	3,682

Transportation - 0.2%
Hertz
7.625%, 06/01/12		2,000	2,169

Total Corporate Bonds (Cost $322,357)			326,880

DESCRIPTION		PAR (000)	VALUE (000)

U.S. Government & Agency Securities - 24.4%
U.S. Agency Debentures - 10.6%
FHLMC
4.875%, 03/15/07	(a)	10,725	11,066
3.250%, 11/02/07, Callable 11/02/05 @ 100	(a)	13,595	13,465
3.250%, 02/25/08, Callable 02/25/05 @ 100		13,000	12,819
3.500%, 04/01/08, Callable 04/01/05 @ 100		12,700	12,611

FNMA
3.000%, 11/22/06, Callable 11/22/05 @ 100	(a)	28,400	28,222
5.250%, 04/15/07	(a)	3,195	3,326
5.000%, 06/29/07, Callable 06/29/05 @ 100	(a)	13,540	13,674
3.875%, 11/17/08, Callable 11/17/05 @ 100		13,000	12,981
7.250%, 01/15/10	(a)	11,170	12,824
5.250%, 08/01/12	(a)	5,990	6,208
4.375%, 09/15/12	(a)	7,010	7,005
			134,201
U.S. Treasuries - 13.8%
U.S. Treasury Bonds
9.250%, 02/15/16	(a)	8,725	12,455
7.250%, 05/15/16	(a)	10,200	12,766
9.125%, 05/15/18	(a)	8,685	12,634
8.125%, 08/15/19	(a)	21,655	29,573
U.S. Treasury Notes
3.500%, 08/15/09	(a)	4,400	4,388
3.500%, 11/15/09	(a)	770	766
2.000%, 07/15/14	(e)	27,198	28,052
4.250%, 08/15/14	(a)	19,255	19,291
4.250%, 11/15/14	(a)	54,450	54,561
			174,486

Total U.S. Government & Agency Securities (Cost $305,802)			308,687

DESCRIPTION		PAR (000)	VALUE (000)

CMO - Private Mortgage-Backed Securities - 12.9%
Adjustable Rate (d) - 6.7%
Granite Mortgages
Series 2003-1, Cl 1C
3.529%, 01/20/43		4,500	4,627
MLCC Mortgage Investors
Series 2003-G, Cl A3
3.748%, 01/25/29		9,733	10,025
Series 2003-H, Cl A3A
3.681%, 01/25/29		4,212	4,339
Series 2004-B, Cl A3
3.651%, 05/25/29		7,626	7,855
Series 2004-G, Cl XA
1.276%, 01/25/30	(f)	38,000	1,268
Sequoia Mortgage Trust
Series 2004-3, Cl A
2.330%, 03/20/34	(c)	8,861	8,772
Series 2004-5, Cl A1
3.565%, 06/20/34		9,614	10,042
Series 2004-7, Cl A2
2.991%, 08/20/34		8,128	8,278
Structured Mortgage Loan Trust
Series 2004-11, Cl A
4.146%, 08/25/34		5,318	5,499
Washington Mutual
Series 2003-AR10, Cl A6
4.078%, 10/25/33		10,560	10,702
Series 2004-AR4, Cl A6
3.812%, 06/25/34		13,305	13,126
			84,533
Fixed Rate - 6.2%
Bank of America Commercial Mortgage Securities
Series 2004-5, Cl A3
4.561%, 11/10/41		10,050	10,146
Bank of America Mortgage Securities
Series 2003-6, Cl 1A29
4.250%, 08/25/33		9,000	9,008

CS First Boston Mortgage Securities
Series 2003-AR24, Cl 2A4
4.147%, 10/25/33		13,390	13,573
Global Signal Trust
Series 2004-2A, Cl A
4.232%, 12/15/14	(f)	7,390	7,348
IMPAC CMB Trust
Series 2003-12, Cl A1	(c)
2.798%, 12/25/33		6,513	6,532
Residential Accredit Loans
Series 1997-QS13, Cl M3
7.250%, 12/25/27		1,764	1,736
Series 1998-KS1, Cl AI9
6.440%, 03/25/28		325	325
Salomon Brothers Mortgage Securities
Series 1986-1, Cl A
6.000%, 12/25/11		183	183
Sequoia Mortgage Trust
Series 2004-4, Cl X1
0.800%, 05/20/34		170,621	2,092
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J, Cl 2A5
4.456%, 10/25/33		11,500	11,218
Series 2004-EE, Cl B1
3.989%, 01/25/35	(f)	5,785	5,592
Series 2004-N, Cl A3
4.145%, 08/25/34		11,108	11,084
Westam Mortgage Financial
Series 11, Cl A
6.360%, 08/26/20		76	76
			78,913

Total CMO - Private Mortgage-Backed Securities (Cost $163,197)			163,446

U.S. Government Agency Mortgage-Backed Securities - 3.8%
Adjustable Rate (d) - 2.3%
FHLMC
3.521%, 04/01/29, #847190		$4,094	$4,217
FHLMC Pool
4.209%, 01/01/28, #786281	(b)	3,870	4,012
3.600%, 10/01/30, #847209	(a)	7,275	7,523
3.602%, 05/01/31, #847161		1,916	1,984
3.627%, 09/01/33, #847210	(a)	5,464	5,642
FNMA Pool
3.840%, 09/01/33, #725111	(a)	5,455	5,658
			29,036
Fixed Rate - 1.5%
FHLMC Gold Pool
5.500%, 09/01/06, #G40394		472	477
4.000%, 10/01/10, #M80855		8,545	8,517
FNMA Pool
6.000%, 07/01/06, #252632		171	174
3.790%, 07/01/13, #386314	(a)	10,100	9,660
			18,828

Total U.S. Government Agency Mortgage-Backed Securities (Cost $48,312)			47,864

CMO - U.S. Government Agency Mortgage-Backed Securities - 2.5%
Fixed Rate - 2.5%
FHLMC REMIC

Series 1167, Cl E
7.500%, 11/15/21		$50	$50
Series 1286, Cl A
6.000%, 05/15/22		167	167
Series 1633, Cl PK
6.000%, 09/15/22		218	218
Series 1634, Cl PH
6.000%, 11/15/22		926	935
Series 2389, Cl VA
6.000%, 02/15/11	(a)	3,609	3,780
Series 2763, Cl TA
4.000%, 03/15/11		9,435	9,398
Series T-60, Cl 1A4B
5.343%, 03/25/44		7,738	7,837
FNMA REMIC
Series 1990-89, Cl K
6.500%, 07/25/20		36	37
Series 2004-76, Cl CE
4.500%, 02/25/21		9,670	9,650

Total CMO - U.S. Government Agency Mortgage-Backed Securities (Cost $32,318)			32,072

DESCRIPTION		PAR (000)/SHARES	VALUE (000)

Treasury Obligation - 0.1%
U. S. Treasury Bill
1.995%, 02/03/05	(g)	1,325	1,322
Total Treasury Obligation (Cost $1,322)			1,322

Affiliated Money Market Fund - 0.4%
First American Prime Obligations Fund, Cl Z	(h)	5,598,765	$5,599
Total Affiliated Money Market Fund (Cost $5,599)			5,599

	PAR (000)	VALUE (000)

Investments Purchased with Proceeds from Securities Lending - 29.7%

Commercial Paper - 9.2%
Bluegrass
2.490%, 8/18/05	1,305	1,305
2.480%, 11/18/05	1,332	1,332
Cable Beach
2.407%, 1/06/05	3,328	3,328
Concord Minutemen Capital
2.330%, 1/06/05	7,990	7,990
2.370%, 1/10/05	3,662	3,662
2.380%, 1/11/05	2,397	2,397
2.380%, 1/12/05	3,329	3,329
Descartes Funding Trust
2.403%, 11/15/05	3,329	3,329
Ford Credit Floor Plan
2.010%, 1/05/05	11,316	11,316
2.296%, 1/20/05	997	997
Goldman Sachs
2.413%, 1/18/05	3,329	3,329
Independence
2.473%, 10/17/05	3,948	3,948
Lakeside Funding
2.400%, 1/10/05	5,327	5,327

Leaf’s LLC
2.420%, 4/20/05	3,662	3,662
Liquid Funding
2.407%, 5/25/05	3,329	3,329
MBNA Credit
2.060%, 1/18/05	1,663	1,663
Main Street Warehouse
2.335%, 1/05/05	9,984	9,984
Morgan Stanley
2.393%, 7/25/05	6,658	6,658
2.393%, 9/09/05	1,998	1,998
Mortgage Interest Network
2.404%, 1/14/05	4,989	4,989
2.407%, 1/31/05	6,645	6,645
Orchard Park
2.411%, 7/06/05	6,871	6,871
2.431%, 10/06/05	1,465	1,465
Park Place
2.468%, 1/25/05	3,277	3,277
Sigma Finance
2.383%, 5/17/05	466	466
Thornburg Mortgage
2.405%, 1/14/05	6,653	6,653
2.415%, 1/19/05	6,650	6,650
Total Commercial Paper		115,899

Corporate Obligations - 7.6%
Allstate Life Global
2.447%, 10/14/05	6,658	6,658
2.393%, 10/14/05	1,665	1,665
Bayer Landbank NY
2.407%, 6/24/05	6,325	6,325
Blue Heron Funding
2.443%, 5/18/05	1,864	1,864
Castle Hill III
2.530%, 9/15/15	1,998	1,998
Cheyne High Grade
2.280%, 11/10/39	3,329	3,329
Depfa Bank PLC
2.470%, 6/15/05	3,329	3,329
Duke Funding VI
2.115%, 4/08/05	4,028	4,028
General Electric Capital Corporation
2.460%, 10/07/05	3,333	3,333
Halogen Funding
2.390%, 1/18/06	1,265	1,265
Jackson National Life
2.403%, 4/15/05	3,329	3,329
Jefferson Pilot
2.410%, 8/17/05	3,329	3,329
Liquid Funding
2.418%, 6/28/05	2,996	2,996
Merrill Lynch
2.331%, 10/01/05	6,659	6,659
Metlife Global Funding
2.443%, 10/14/05	3,997	3,997
2.458%, 4/28/08	2,797	2,797
Morgan Stanley
2.393%, 12/26/08	3,330	3,330
Natexis Banq NY
2.393%, 7/12/05	999	999
2.358%, 7/12/05	3,662	3,662
Northlake CDO
2.523%, 3/07/05	1,998	1,998

Premium Asset Trust
2.400%, 5/13/05	4,661	4,661
2.350%, 6/01/05	9,921	9,921
2.413%, 10/14/05	2,663	2,663
REMAC
2.390%, 9/29/05	3,571	3,571
RMAC
2.380%, 6/12/05	3,620	3,620
SMM Trust 2004
2.530%, 9/23/05	4,922	4,922
Total Corporate Obligations		96,248

Money Market Fund - 0.0%
Merrill Lynch Premier Institutional Fund	203	203
Total Money Market Fund		203

Other Short-Term Investments - 2.1%
ARLO III Ltd
2.575%, 9/28/05	9,987	9,987
Commonwealth Life
2.553%, 1/01/05	3,362	3,362
General Electric Capital Assurance
2.340%, 1/19/05	1,332	1,332
HBOS Treasury Services
2.270%, 11/01/05	3,662	3,662
ING USA Annuity & Life
2.826%, 6/30/05	8,656	8,656
Total Other Short-Term Investments		26,999

Repurchase Agreements - 10.8%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $2,000,463 (collateralized by various securities: Total market value $2,050,999)	1,997	1,997
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $9,989,596 (collateralized by various securities: Total market value $10,631,902)	9,987	9,987
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $13,319,428 (collateralized by corporate securities: Total market value $14,158,277)	13,317	13,317
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $13,319,406 (collateralized by corporate securities: Total market value $14,243,907)	13,317	13,317
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $4,328,811 (collateralized by collateralized mortgage obligations: Total market value $4,544,677)	4,328	4,328
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,331,942 (collateralized by collateralized mortgage obligations: Total market value $1,398,383)	1,332	1,332
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,331,942 (collateralized by collateralized mortgage obligations: Total market value $1,398,507)	1,332	1,332
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $1,132,150 (collateralized by collateralized mortgage obligations: Total market value $1,188,591)	1,132	1,132
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $998,956 (collateralized by collateralized mortgage obligations: Total market value $1,048,812)	999	999

CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $665,971 (collateralized by collateralized mortgage obligations: Total market value $699,337)	666	666
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $1,997,899 (collateralized by U.S. government securities: Total market value $2,037,481)	1,998	1,998
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $1,931,302 (collateralized by U.S. government securities: Total market value $1,969,763)	1,931	1,931
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $998,949 (collateralized by U.S. government securities: Total market value $1,018,736)	999	999
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $13,319,517 (collateralized by mortgage loans: Total market value $13,728,739)	13,317	13,317
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $6,659,759 (collateralized by mortgage loans: Total market value $6,864,383)	6,658	6,658
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $6,659,759 (collateralized by mortgage loans: Total market value $6,864,350)	6,658	6,658
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $3,342,654 (collateralized by commercial loans: Total market value $3,397,184)	3,329	3,329
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $19,979,055 (collateralized by U.S. government securities: Total market value $20,374,742)	19,975	19,975
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $3,463,022 (collateralized by U.S. government securities: Total market value $3,566,236)	3,462	3,462
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $3,396,425 (collateralized by various securities: Total market value $3,519,778)	3,396	3,396
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $1,132,156 (collateralized by corporate securities: Total market value $1,245,187)	1,132	1,132
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $13,319,417 (collateralized by collateralized mortgage obligations: Total market value $14,642,116)	13,317	13,317
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $6,659,668 (collateralized by U.S. government securities: Total market value $6,791,581)	6,658	6,658
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $5,327,752 (collateralized by U.S. government securities: Total market value $5,449,464)	5,327	5,327
Total Repurchase Agreements		136,564

Total Investments Purchased with Proceeds from Securities Lending (Cost $375,913)		375,913

Total Investments - 129.3% (Cost $1,632,102)		1,637,356
Other Assets and Liabilities, Net - (29.3)%		(370,903)
Total Net Assets - 100.0%		$1,266,453

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held no fair valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities has a value of $367,787,820 at December 31, 2004.
(b)

Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of December 31, 2004, the value of these investments was $48,247,312 or 3.8% of total net assets.

(c)

Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at December 31, 2004, based upon the estimated timing and amount of future interest and principal payments.

(d)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2004.
(e)

U.S. Treasury inflation-protection securities (TIPS) are securities in which the prinicpal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f)	Securities considered illiquid or restricted. As of December 31, 2004, the value of these investments was $14,208,857 or 1.1% of total net assets.
(g)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.
(h)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

Cl - Class

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

REIT - Real Estate Invesment Trust

REMIC - Real Estate Mortgage Investment Conduit

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Appreciation (Depreciation)

Credit Default Swap (A)	43,000,000	43,345	Mar. 10	$35
Credit Default Swap (B)	13,000,000	13,104	Mar. 10	26
Eurodollar 90 Day Futures	(86,796)	(900)	Dec. 05	(481)
Eurodollar Futures	43,693	450	Mar. 05	—
UBS Interest Swap	49,251	49,000	Dec. 14	252
U.S. Treasury 2 year Futures	10,899	104	Mar. 05	(100)
U.S. Treasury 5 year Futures	1,643	15	Mar. 05	11
U.S. Treasury 10 year Futures	11,082	99	Mar. 05	(21)
U.S. Treasury Long Bond Futures	29,813	265	Mar. 05	(343)
				$(621)

Schedule of INVESTMENTS December, 31, 2004 (Unaudited)

Short Term Bond Fund

DESCRIPTION		PAR (000)	VALUE (000)+

Corporate Bonds - 35.9%
Banking - 4.4%
Bank One
7.625%, 08/01/05	(a)	$7,000	$7,186
Credit Suisse First Boston
7.750%, 05/15/06	(b)	7,350	7,790
Danske Bank
7.250%, 06/15/05	(b)	10,000	10,191
First Union
6.875%, 09/15/05		7,000	7,183
J.P. Morgan Chase
6.875%, 01/15/07		4,000	4,250
Key Bank
7.250%, 06/01/05		2,000	2,035
7.125%, 08/15/06		4,000	4,228
Mellon Funding
7.500%, 06/15/05		2,100	2,144
			45,007
Brokerage - 2.3%
Bear Stearns
6.500%, 05/01/06		5,900	6,149
Goldman Sachs
7.250%, 10/01/05	(b)	8,000	8,248
Merrill Lynch, Series B
6.130%, 05/16/06		3,655	3,795
Morgan Stanley
4.000%, 01/15/10	(a)	5,000	4,943
			23,135
Capital Goods - 3.1%
Boeing Capital
5.650%, 05/15/06	(a)	3,483	3,592
Caterpillar Financial Services, Series F
4.690%, 04/25/05		10,000	10,059
Hanson Overseas
6.750%, 09/15/05		8,000	8,194
Tyco International
6.375%, 02/15/06		9,830	10,147
			31,992
Communications - 5.0%
AT&T Wireless Services
7.350%, 03/01/06		5,000	5,231
Comcast Cable Communications
6.200%, 11/15/08		4,000	4,313
Deutsche Telekom
8.500%, 06/15/10		5,000	5,952
France Telecom
7.950%, 03/01/06		5,000	5,253
Motorola
4.608%, 11/16/07		4,000	4,077
SBC Communications
4.125%, 09/15/09	(a)	3,000	2,994
Sprint Capital
6.125%, 11/15/08		4,000	4,289
Telecom De Puerto Rico
6.650%, 05/15/06		10,000	10,375
Telefonos De Mexico SA de CV (Telmex), Series L
8.250%, 01/26/06		8,000	8,399
			50,883
Consumer Cyclical - 5.9%
AOL Time Warner
5.625%, 05/01/05		8,000	8,067
DaimlerChrysler, Series A
7.375%, 09/15/06		3,945	4,200
Ford Motor Credit
6.875%, 02/01/06	(a)	9,000	9,276

5.800%, 01/12/09		11,000	11,223
General Motors Acceptance
6.750%, 01/15/06		9,000	9,233
5.850%, 01/14/09	(a)	7,000	7,086
May Department Stores
3.950%, 07/15/07	(b)	2,000	2,008
R. R. Donnelley & Sons, Series C
6.700%, 06/21/05		3,500	3,553
Viacom
7.150%, 05/20/05		5,874	5,966
			60,612
Consumer NonCyclical - 2.7%
Boston Scientific
6.625%, 03/15/05		8,000	8,062
Bunge LTD Finance
4.375%, 12/15/08		5,000	5,040
Gillette, Callable 04/15/05 @ 100
3.500%, 10/15/07		6,000	5,965
Kraft Foods
4.625%, 11/01/06		5,500	5,611
Wellpoint
3.750%, 12/14/07	(b)	3,000	2,990
			27,668
Electric - 3.3%
Calenergy
7.630%, 10/15/07		6,255	6,842
Dominion Resources, Series B
7.625%, 07/15/05		8,000	8,198
DTE Energy
6.450%, 06/01/06		5,000	5,208
National Rural Utilities
6.000%, 05/15/06		8,000	8,289
Pepco Holdings
3.750%, 02/15/06		4,600	4,614
			33,151
Finance Companies - 3.7%
American General Finance
5.910%, 06/12/06		1,000	1,035
CIT Group Holdings
6.625%, 06/15/05		4,000	4,067
Countrywide Home Loan, Series K
3.500%, 12/19/05		8,000	8,023
General Electric Capital, Series A
5.350%, 03/30/06	(a)	4,000	4,103
Household Finance
8.000%, 05/09/05		7,000	7,125
International Lease Finance
3.125%, 05/03/07		4,000	3,951
MBNA America Bank
7.750%, 09/15/05	(b)	9,215	9,492
			37,796
Foreign Local Governments - 0.5%
Bayerische Landesbank
2.500%, 03/30/06		5,500	5,456

Insurance - 1.2%
Allstate
7.875%, 05/01/05		2,700	2,744
Aon
6.200%, 01/15/07		4,375	4,600
St. Paul Companies
7.875%, 04/15/05		5,000	5,070
			12,414
Miscellaneous - 1.0%
Dow Jones, Series 2004-2
2.860%, 09/22/09	(b)	10,000	10,135

Natural Gas - 0.8%
Duke Energy Field Services
5.750%, 11/15/06		7,915	8,209

REITS - 0.3%
First Industrial
5.250%, 06/15/09	(a)	3,000	3,085

Sovereigns - 0.4%
Pemex Project Funding Master Trust
6.125%, 08/15/08		4,000	4,220

Supranationals - 0.5%
Corporacion Andina De Fomento
7.250%, 03/01/07		5,000	5,313

Technology - 0.3%
Deluxe
3.500%, 10/01/07	(b)	2,500	2,469

Transportation - 0.5%
CSX
2.750%, 02/15/06		5,000	4,971

Total Corporate Bonds (Cost $367,871)			366,516

Asset-Backed Securities - 29.9%
Automotive - 6.1%
AESOP Funding II
Series 2003-2A, Cl A1
2.740%, 06/20/07	(b)	$10,000	$9,933
Auto Bond Receivables Trust
Series 1993-I, Cl A
6.125%, 11/15/21	(c) (d) (e)	106	—
BMW Vehicle Owner Trust
Series 2003-A, Cl A3
1.940%, 02/25/07		3,429	3,418
Capital Auto Receivables Asset Trust
Series 2003-3, Cl A2A
2.350%, 10/16/06		6,000	5,966
Capital One Auto Finance Trust
Series 2003-A, Cl A4A
2.470%, 01/15/10		7,000	6,905
Harley-Davidson Motorcycle Trust
Series 2003-2, Cl A2
2.070%, 02/15/11		7,000	6,871
Honda Auto Receivables Owner Trust
Series 2002-4, Cl A4
2.700%, 03/17/08		3,500	3,487
Nissan Auto Lease Trust
Series 2002-A, Cl A3B
2.560%, 08/15/07	(b)	2,930	2,928
Nissan Auto Receivables Owner Trust
Series 2002-C, Cl A4
3.330%, 01/15/08		4,600	4,609
Toyota Auto Receivables Owner Trust
Series 2003-A, Cl A4
2.200%, 03/15/10		4,000	3,949
Series 2003-B, Cl A4
2.790%, 01/15/10		2,000	1,978
Wells Fargo Financial Auto Owner Trust
Series 2004-A, Cl A3
2.060%, 06/16/08		7,000	6,916
Wfs Financial Owner Trust
Series 2004-3, Cl A3
3.300%, 03/17/09		5,000	4,991
			61,951
Commercial - 5.1%
Banc of America Commercial Mortgage
Series 2004-2, Cl A1
2.764%, 11/10/38		7,266	7,093
Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Cl A1
3.570%, 01/12/41		5,562	5,519
Commercial Mortgage
Series 2004-LB3A, Cl A1
3.765%, 07/10/37		7,179	7,181
GMAC Commercial Mortgage Securities
Series 2004-C2, Cl A1
3.896%, 08/10/38		5,108	5,113
Greenwich Capital Commercial Funding
Series 2004-GG1, Cl A2
3.835%, 06/10/36		6,370	6,371

GS Mortgage Securities
Series 2004-C1, Cl A1
3.659%, 10/10/28		5,959	5,883
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Cl A1
2.946%, 03/15/29		7,614	7,386
Williams Street Funding
Series 2004-4, Cl A
2.335%, 09/23/10	(b)	7,790	7,790
			52,336
Credit Card - 8.2%
American Express Credit Account
Series 2004-4, Cl C
2.873%, 03/15/12	(b)	2,400	2,404
Bank One Issuance Trust
Series 2002-A2, Cl A2
4.160%, 01/15/08		5,335	5,364
Capital One Master Trust
Series 2001-3A, Cl C
3.250%, 03/16/09	(b)	2,000	2,014
Series 2001-5, Cl A
5.300%, 06/15/09		4,000	4,125
Series 2001-8A, Cl A
4.600%, 08/17/09		6,000	6,131
Capital One Multi-Asset Execution Trust
Series 2003-A6, Cl A6
2.950%, 08/17/09		7,000	6,950
Citibank Credit Card Issuance Trust
Series 2001-A6, Cl A6
5.650%, 06/16/08		7,730	7,987
Series 2002-A3, Cl A3
4.400%, 05/15/07		5,000	5,030
Series 2004-A1, Cl A1
2.550%, 01/20/09		800	786
Discover Card Master Trust I
Series 2000-9, Cl A
6.350%, 01/15/06		2,000	2,064
Series 2001-6, Cl A
5.750%, 12/15/08		5,000	5,176
Fleet Credit Card Master Trust
Series 2000-A, Cl A
7.350%, 07/16/07		7,000	7,037
Series 2000-C, Cl A
7.020%, 02/15/08		3,190	3,270
Series 2001-A1, Cl A1
5.750%, 10/15/08		8,500	8,785
Series 2003-A, Cl A
2.400%, 07/15/08		8,500	8,439
Providian Gateway Master Trust
Series 2004-AA, Cl C
2.990%, 03/15/11	(b)	5,000	5,027
Series 2004-DA, Cl A
3.350%, 09/15/11	(b)	2,625	2,601
Sears Credit Account Master Trust
Series 1999-3, Cl A
6.450%, 11/17/09		917	932
			84,122
Equipment Leases - 1.8%
CIT Equipment Collateral
Series 2001-A, Cl A4
4.840%, 09/20/12		1,509	1,511
Series 2004-VT1, Cl A3
2.200%, 03/20/08		7,400	7,308
CNH Equipment Trust
Series 2003-B, Cl A2
1.710%, 05/15/06		4,190	4,184
Series 2004-A, Cl A3B
2.940%, 10/15/08		4,700	4,689
			17,692
Home Equity - 5.9%
Advanta Mortgage Loan Trust
Series 2000-2, Cl A4
7.930%, 04/25/23	(f)	664	675

Centex Home Equity
Series 2000-C, Cl A4
7.720%, 05/25/29		1,846	1,890
Series 2003-C, Cl AV
2.563%, 09/26/33	(g)	2,455	2,458
Contimortgage Home Equity Loan Trust
Series 1998-2, Cl A7
6.570%, 03/15/23		1,481	1,482
Emergent Home Equity Loan Trust
Series 1997-3, Cl A5
7.290%, 10/20/28		1,350	1,362
Equivantage Home Equity Loan Trust
Series 1996-1, Cl A
6.550%, 10/25/25		353	351
Series 1996-4, Cl A
7.250%, 01/25/28		996	997
First Franklin Mortgage Loan
Series 2004-FFB, Cl A3
4.264%, 06/25/24		4,735	4,697
GMAC Mortgage Corporation Loan Trust
Series 2004-HE2, Cl M1
3.950%, 10/25/33	(f)	4,850	4,722
Home Equity Mortgage Trust
Series 2004-2, Cl B1
4.216%, 08/25/34		2,200	2,208
Series 2004-5, Cl B1
5.750%, 02/25/35		2,000	1,990
Series 2004-6, Cl M2
5.321%, 04/25/35		1,500	1,477
Household Home Equity Loan Trust
Series 2003-1, Cl A
2.324%, 10/20/32	(g)	1,702	1,707
IMC Home Equity Loan Trust
Series 1998-3, Cl A7
6.720%, 08/20/29	(f)	3,231	3,244
New Century Home Equity Loan Trust
Series 1997-NC6, Cl A7
7.190%, 01/25/29	(f)	2,661	2,664
Residential Funding Mortgage Securities
Series 2003-HI1, Cl A6
4.600%, 03/25/21		6,915	6,964
Series 2004-HI2, Cl A3
4.270%, 11/25/16		5,000	4,999
Saxon Asset Securities Trust
Series 2001-1, Cl AF5
6.853%, 03/25/32	(f)	1,706	1,714
Series 2004-1, Cl M1
2.800%, 03/25/35	(f)	8,000	8,030
Wells Fargo Home Equity Trust
Series 2004-2, Cl AI2
3.450%, 06/25/19		6,735	6,673
			60,304
Manufactured Housing - 0.0%
Oakwood Mortgage Investors
Series 1999-A, Cl A2
5.890%, 04/15/29		299	299

Other - 0.3%
GRP/AG Real Estate Asset Trust
Series 2004-1, Cl A
3.960%, 03/25/09		822	824
Series 2004-2, Cl A
4.210%, 07/25/34		2,441	2,441
			3,265

Utilities - 2.5%
Detroit Edison Securitization Funding
Series 2001-1, Cl A3
5.875%, 03/01/10		5,000	5,216
Massachusetts RRB Special Purpose Trust
Series 1999-1, Cl A4
6.910%, 09/15/09		5,200	5,490
Peco Energy Transition Trust
Series 1999-A, Cl A4
5.800%, 03/01/07		959	964
Series 1999-A, Cl A6
6.050%, 03/01/09		9,315	9,680

Public Service New Hampshire Funding
Series 2001-1, Cl A2
5.730%, 11/01/10	3,792	3,959
		25,309

Total Asset-Backed Securities (Cost $309,243)		305,278

DESCRIPTION		PAR (000)	VALUE (000)

U.S. Government & Agency Securities - 14.1%
Fixed Rate - 1.4%
FNMA
6.625%, 09/15/09	(a)	$12,900	$14,393

U.S. Agency Debentures - 7.7%
FHLMC
2.280%, 06/02/06, Callable 06/02/05 @ 100	(a)	7,000	6,910
2.375%, 03/29/07, Callable 03/29/05 @ 100	(a)	8,000	7,806
3.250%, 11/02/07, Callable 11/02/05 @ 100	(a)	22,000	21,789
4.000%, 12/15/09	(a)	10,500	10,512
FNMA
4.000%, 09/02/08	(a)	10,000	10,032
4.250%, 05/15/09	(a)	16,000	16,264
7.250%, 01/15/10	(a)	5,000	5,740
			79,053
U.S. Treasuries - 5.0%
U.S. Treasury Bond (STRIPS)
0.000%, 11/15/11	(a) (h)	11,200	10,614
U.S. Treasury Notes
3.875%, 01/15/09	(a)	17,457	19,571
3.375%, 10/15/09	(a)	12,200	12,080
3.500%, 11/15/09	(a)	8,500	8,460
			50,725

Total U.S. Government & Agency Securities (Cost $144,172)			144,171

DESCRIPTION		PAR (000)	VALUE (000)

CMO - Private Mortgage-Backed Securities - 10.0%
Adjustable Rate (g) - 4.9%
Commercial Mortgage
Series 2004-CNL, Cl A1
2.623%, 09/15/14	(b)	4,350	4,356
FHLMC
Series 2822, Cl VM
5.000%, 04/15/10		4,681	4,717
Granite Mortgages
Series 2003-1, Cl 1C
3.529%, 01/20/43		5,000	5,141
Series 2004-3, Cl 1C
2.505%, 09/20/44		3,000	3,004
MLCC Mortgage Investors
Series 2004-B, Cl A3
3.651%, 05/25/29		6,522	6,718
Sequoia Mortgage Trust
Series 2004-4, Cl B2
3.040%, 05/20/34		4,350	4,351
Series 2004-7, Cl A2
2.991%, 08/20/34		4,849	4,938
Structured Mortgage Loan Trust
Series 2004-11, Cl A
4.146%, 08/25/34		4,194	4,337
Washington Mutual
Series 2003-AR3, Cl A5
3.927%, 04/25/33		7,850	7,835
Series 2003-AR10, Cl A6
4.078%, 10/25/33		5,000	5,067
			50,464
Fixed Rate - 5.1%
Bank of America Mortgage Securities
Series 2004-F, Cl 2A2
4.021%, 07/25/34		7,200	7,191

Global Signal Trust
Series 2004-2A, Cl A
4.232%, 12/15/14	(b) (e)	6,380	6,344
GMAC Commercial Mortgage Securities
Series 2004-C1, Cl A2
4.100%, 03/10/38		4,000	3,975
IMPAC Secured Assets
Series 2004-2, Cl A2
3.926%, 08/25/34		5,000	5,009
Merrill Lynch Mortgage Investors
Series 2003-A5, Cl 2A3
3.246%, 08/25/33		5,020	5,002
Mortgage Capital Funding
Series 1997-MC1, Cl A3
7.288%, 07/20/27		3,480	3,684
Residential Asset Securitization Trust
Series 2002-A12, Cl 1A1
5.200%, 11/25/32		3,488	3,492
Wells Fargo Mortgage Backed Securities Trust
Series 2004-EE, Cl 3A1
3.989%, 01/25/35	(e)	9,970	9,914
Series 2004-N, Cl A3
4.145%, 08/25/34		7,000	6,985
			51,596

Total CMO - Private Mortgage-Backed Securities (Cost $102,422)			102,060

U.S. Government Agency Mortgage-Backed Securities - 6.9%
Adjustable Rate (g) - 5.1%
FHLMC Pool
3.616%, 01/01/29, #846946	(a)	$1,216	$1,259
3.192%, 05/01/30, #847014	(a)	1,336	1,366
3.608%, 10/01/30, #847241	(a)	5,735	5,938
3.685%, 08/01/32, #847331	(a)	10,184	10,487
4.465%, 10/01/32, #847063	(a)	1,680	1,724
4.241%, 05/01/33, #780456	(a)	3,437	3,457
FNMA Pool
3.660, 11/01/25, #433988	(a)	1,402	1,444
3.589%, 02/01/28, #415285		560	571
5.071%, 12/01/31, #535363	(a)	3,252	3,333
4.653%, 03/01/32, #545791		678	698
4.491%, 10/01/32, #661645		2,577	2,596
4.643%, 12/01/32, #671884	(a)	5,204	5,314
3.749%, 03/01/33, #555369	(a)	3,415	3,473
3.873%, 04/01/34, #775389	(a)	3,328	3,455
4.278%, 07/01/34, #795242		4,909	4,919
GNMA Pool
3.750%, 08/20/21, #8824		450	454
3.750%, 07/20/22, #8006	(a)	518	524
3.750%, 09/20/25, #8699		299	303
3.370%, 04/20/26, #8847		300	303
3.750%, 08/20/27, #80106		94	95
3.375%, 01/20/28, #80154		150	152
3.500%, 02/20/32, #80580	(a)	534	540
			52,405
Fixed Rate - 1.8%
FHLMC Gold Pool
5.500%, 10/01/06, #M90680		213	217
FHLMC Pool
7.750%, 07/01/09, #184513		11	12
4.030%, 12/01/26, #756591	(a)	1,414	1,471
5.026%, 04/01/30, #972055	(a)	1,185	1,224
FNMA Pool
6.195%, 06/01/07, #410601	(a)	4,943	5,218
5.500%, 05/01/12, #254340	(a)	2,183	2,269
4.043%, 06/01/31, #625338	(a)	1,119	1,149
5.000, 05/01/32, #634948	(a)	1,202	1,231
GNMA Pool
3.375%, 05/20/29, #80283	(a)	835	843
3.375%, 06/20/29, #80291	(a)	1,482	1,497
2.875%, 11/20/30, #80469	(a)	942	953
3.375%, 04/20/31, #80507	(a)	521	525
3.500%, 08/20/31, #80535	(a)	1,922	1,944
			18,553
Total U.S. Government Agency Mortgage-Backed Securities (Cost $71,300)			70,958

DESCRIPTION		PAR (000)	VALUE (000)

CMO - U.S. Government Agency Mortgage-Backed Securities - 2.6%
Fixed Rate - 2.6%
FHLMC REMIC
Series 1022, Cl J
6.000%, 12/15/20		73	73
Series 2589, Cl GK
4.000%, 03/15/26	(a)	6,079	6,113
Series 2634, Cl LA
3.000%, 05/15/12		1,849	1,850
Series 2738, Cl UA
3.570%, 12/15/23	(a)	5,500	5,483
Series 2763, Cl TA
4.000%, 03/15/11		$6,845	$6,818
FNMA REMIC
Series 1992-150, Cl MA
5.500%, 09/25/22		210	212
Series 2004-76, Cl CE
4.500%, 02/25/21		6,000	5,988

Total CMO - U.S. Government Agency Mortgage-Backed Securities (Cost $26,783)			26,537

DESCRIPTION		PAR (000)	VALUE (000)

		PAR(000)/ SHARES	VALUE (000)

Treasury Obligation - 0.1%
U. S. Treasury Bill
2.021%, 02/03/05	(i)	530	529
Total Treasury Obligation (Cost $529)			529

Affiliated Money Market Fund - 0.1%
First American Prime Obligations Fund, Cl Z	(j)	1,194,648	$1,195

Total Affiliated Money Market Fund (Cost $1,195)			1,195

Investments Purchased with Proceeds from Securities Lending - 22.2%

Commercial Paper - 6.8%
Bluegrass
2.490%, 8/18/05		789	789
2.480%, 11/18/05		805	805
Cable Beach
2.407%, 1/06/05		2,013	2,013
Concord Minutemen Capital
2.330%, 1/06/05		4,833	4,833
2.370%, 1/10/05		2,215	2,215
2.380%, 1/11/05		1,450	1,450
2.380%, 1/12/05		2,013	2,013
Descartes Funding Trust
2.403%, 11/15/05		2,013	2,013
Ford Credit Floor Plan
2.010%, 1/05/05		6,844	6,844
2.296%, 1/20/05		603	603
Goldman Sachs
2.413%, 1/18/05		2,014	2,014
Independence
2.473%, 10/17/05		2,388	2,388
Lakeside Funding
2.400%, 1/10/05		3,222	3,222
Leaf’s LLC
2.420%, 4/20/05		2,215	2,215
Liquid Funding
2.407%, 5/25/05		2,014	2,014
MBNA Credit
2.060%, 1/18/05		1,006	1,006
Main Street Warehouse
2.335%, 1/05/05		6,039	6,039

Morgan Stanley
2.393%, 7/25/05	4,027	4,027
2.393%, 9/09/05	1,208	1,208
Mortgage Interest Network
2.404%, 1/14/05	3,018	3,018
2.407%, 1/31/05	4,019	4,019
Orchard Park
2.411%, 7/06/05	4,156	4,156
2.431%, 10/06/05	886	886
Park Place
2.468%, 1/25/05	1,982	1,982
Sigma Finance
2.383%, 5/17/05	282	282
Thornburg Mortgage
2.405%, 1/14/05	4,023	4,023
2.415%, 1/19/05	4,022	4,022
Total Commercial Paper		70,099

Corporate Obligations - 5.7%
Allstate Life Global
2.447%, 10/14/05	4,027	4,027
2.393%, 10/14/05	1,007	1,007
Bayer Landbank NY
2.407%, 6/24/05	3,826	3,826
Blue Heron Funding
2.443%, 5/18/05	1,128	1,128
Castle Hill III
2.530%, 9/15/15	1,208	1,208
Cheyne High Grade
2.280%, 11/10/39	2,014	2,014
Depfa Bank PLC
2.470%, 6/15/05	2,013	2,013
Duke Funding VI
2.115%, 4/08/05	2,436	2,436
General Electric Capital Corporation
2.460%, 10/07/05	2,016	2,016
Halogen Funding
2.390%, 1/18/06	765	765
Jackson National Life
2.403%, 4/15/05	2,014	2,014
Jefferson Pilot
2.410%, 8/17/05	2,014	2,014
Liquid Funding
2.418%, 6/28/05	1,812	1,812
Merrill Lynch
2.331%, 10/01/05	4,027	4,027
Metlife Global Funding
2.443%, 10/14/05	2,418	2,418
2.458%, 4/28/08	1,692	1,692
Morgan Stanley
2.393%, 12/26/08	2,014	2,014
Natexis Banq NY
2.393%, 7/12/05	604	604
2.358%, 7/12/05	2,215	2,215
Northlake CDO
2.523%, 3/07/05	1,208	1,208
Premium Asset Trust
2.400%, 5/13/05	2,819	2,819
2.350%, 6/01/05	6,000	6,000
2.413%, 10/14/05	1,611	1,611
REMAC
2.390%, 9/29/05	2,160	2,160
RMAC
2.380%, 6/12/05	2,189	2,189
SMM Trust 2004
2.530%, 9/23/05	2,977	2,977
Total Corporate Obligations		58,214

Money Market Fund - 0.0%
Merrill Lynch Premier Institutional Fund	123	123
Total Money Market Fund		123

Other Short-Term Investments - 1.6%
ARLO III Ltd
2.575%, 9/28/05	6,041	6,041
Commonwealth Life
2.553%, 1/01/05	2,033	2,033
General Electric Capital Assurance
2.340%, 1/19/05	806	806
HBOS Treasury Services
2.270%, 11/01/05	2,215	2,215
ING USA Annuity & Life
2.826%, 6/30/05	5,235	5,235
Total Other Short-Term Investments		16,330

Repurchase Agreements - 8.1%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $1,209,944 (collateralized by various securities: Total market value $1,240,511)	1,208	1,208
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $6,042,030 (collateralized by various securities: Total market value $6,430,518)	6,041	6,041
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $8,056,020 (collateralized by corporate securities: Total market value $8,563,383)	8,054	8,054
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $8,056,007 (collateralized by corporate securities: Total market value $8,615,175)	8,054	8,054
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $2,618,204 (collateralized by collateralized mortgage obligations: Total market value $2,748,767)	2,618	2,618
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $805,601 (collateralized by collateralized mortgage obligations: Total market value $845,787)	806	806
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $805,601 (collateralized by collateralized mortgage obligations: Total market value $845,862)	805	805
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $684,761 (collateralized by collateralized mortgage obligations: Total market value $718,898)	685	685
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $604,201 (collateralized by collateralized mortgage obligations: Total market value $634,355)	604	604
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $402,801 (collateralized by collateralized mortgage obligations: Total market value $422,982)	403	403
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $1,208,394 (collateralized by U.S. government securities: Total market value $1,232,335)	1,208	1,208
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $1,168,114 (collateralized by U.S. government securities: Total market value $1,191,376)	1,168	1,168
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $604,197(collateralized by U.S. government securities: Total market value $616,165)	604	604
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $8,056,074 (collateralized by mortgage loans: Total market value $8,303,584)	8,054	8,054
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $4,028,037 (collateralized by mortgage loans: Total market value $4,151,801)	4,027	4,027
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $4,028,037 (collateralized by mortgage loans: Total market value $4,151,780)	4,027	4,027
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $2,021,745 (collateralized by commercial loans: Total market value $2,054,727)	2,014	2,014
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $12,083,977 (collateralized by U.S. government securities: Total market value $12,323,302)	12,082	12,082
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $2,094,547(collateralized by U.S. government securities: Total market value $2,156,975)	2,094	2,094

JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $2,054,268 (collateralized by various securities: Total market value $2,128,875)	2,054	2,054
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $684,764 (collateralized by corporate securities: Total market value $753,130)	685	685
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $8,056,014 (collateralized by collateralized mortgage obligations: Total market value $8,856,024)	8,054	8,054
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $4,027,982 (collateralized by U.S. government securities: Total market value $4,107,768)	4,027	4,027
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $3,222,397 (collateralized by U.S. government securities: Total market value $3,296,012)	3,222	3,222
Total Repurchase Agreements		82,598

Total Investments Purchased with Proceeds from Securities Lending (Cost $227,364)		227,364

Total Investments - 121.8% (Cost $1,250,879)		1,244,608
Other Assets and Liabilities, Net - (21.8)%		(222,492)
Total Net Assets - 100.0%		$1,022,116

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held fair value securities with a value of $0, or 0.0% of total net assets. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a value of $221,670,784 at December 31, 2004.
(b)

Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of December 31, 2004, the value of these investments was $96,720,675 or 9.5% of total net assets.

(c)	Security is fair valued. As of December 31, 2004, the fair value of these investments was $0 or 0.0% of total net assets.
(d)	Security currently in default.
(e)	Securities considered illiquid or restricted. As of December 31, 2004, the value of these investments was $16,258,171 or 1.6% of total net assets.

(f)

Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at December 31, 2004, based upon the estimated timing and amount of future interest and principal payments.

(g)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2004.
(h)	Principal only.
(i)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.
(j)	This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

Cl - Class
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REITS - Real Estate Investment Trusts
REMIC - Real Estate Mortgage Investment Conduit
STRIPS - Separate Trading of Registered Interest and Principal of Securities

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Appreciation (Depreciation)

Eurodollar 90 Day Futures	(285)	(68,714)	Dec. 05	$(381)
Eurodollar Futures	142	34,469	Mar. 05	—
UBS Interest Swap	41,000,000	41,210	Dec. 14	210
U.S. Treasury 2 year Futures	717	150,279	Mar. 05	54
U.S. Treasury 5 year Futures	(690)	(75,577)	Mar. 05	(132)
U.S. Treasury 10 year Futures	444	49,700	Mar. 05	(92)
				$(341)

Schedule of INVESTMENTS December 31, 2004

(Unaudited)

U.S. Government Mortgage Fund

DESCRIPTION		PAR (000)	VALUE (000)+

U.S. Government Agency Mortgage-Backed Securities - 95.3%
Adjustable Rate (a) - 2.4%
FNMA Pool
3.789%, 08/01/27, #545271		$2,672	$2,758
3.873%, 04/01/34, #775389	(b)	2,154	2,236
			4,994
Fixed Rate - 92.9%
FHLMC Gold Pool
8.500%, 03/01/06, #E00022		6	6
7.500%, 04/01/08, #E45929		20	21
7.000%, 07/01/11, #E20252		59	63
7.000%, 11/01/11, #E65619		5	6
7.500%, 09/01/12, #G10735		284	302
5.500%, 05/01/13, #G10814		309	321
6.000%, 10/01/13, #E72802		580	610
5.500%, 01/01/14, #E00617	(b)	1,583	1,644
7.000%, 09/01/14, #E00746		298	317
5.000%, 05/01/18, #E96700		3,611	3,673
6.000%, 03/01/21, #CP0428		735	766
6.000%, 09/01/22, #C90580		1,107	1,151
6.500%, 01/01/28, #G00876	(b)	724	765
6.500%, 11/01/28, #C00676		1,539	1,620
7.500%, 01/01/30, #C35768		180	193
6.000%, 12/01/30, #C53880		3,229	3,346
6.500%, 03/01/31, #G01244	(b)	1,177	1,239
7.000%, 06/01/32, #C68248		570	604
5.000%, 09/01/33, #C01622		2,711	2,700
FNMA Pool
7.000%, 11/01/11, #250738		28	30
7.000%, 11/01/11, #349630		18	19
7.000%, 11/01/11, #351122		26	28
6.000%, 04/01/13, #425550		305	321
6.500%, 08/01/13, #251901		261	277
6.000%, 11/01/13, #556195		509	537
7.000%, 07/01/14, #252637		463	492
7.000%, 10/01/14, #252799		200	213
5.500%, 04/01/16, #580516		1,260	1,308
6.500%, 07/01/17, #254373		1,620	1,718
7.000%, 07/01/17, #254414		1,605	1,703
5.500%, 12/01/17, #673010		1,140	1,179
6.000%, 12/01/17, #254547		1,232	1,292
5.000%, 04/01/18, #685197		3,598	3,662
5.500%, 04/01/18, #695765		1,344	1,390
4.500%, 05/01/18, #254720		5,745	5,740
5.000%, 07/01/18, #555621		2,101	2,138
5.000%, 11/01/18, #750989		4,253	4,328
4.500%, 05/01/19, #775004	(b)	4,696	4,686
6.500%, 06/01/22, #254344		1,205	1,272
6.000%, 10/01/22, #254513	(b)	1,375	1,431
5.500%, 10/01/24, #255456	(c)	2,942	3,011
6.500%, 10/01/27, #400141		84	88
7.000%, 12/01/27, #313941		915	973
6.500%, 10/01/28, #442671		546	575
6.500%, 12/01/28, #323422		783	824
6.500%, 02/01/29, #252255	(b)	771	811
7.000%, 09/01/31, #596680		1,747	1,850
6.500%, 12/01/31, #254169		2,354	2,471
7.000%, 03/01/32, #635970		1,240	1,314
6.500%, 06/01/32, #596712		4,812	5,046
6.500%, 07/01/32, #545759	(b)	4,967	5,215
7.000%, 07/01/32, #545813		682	723
7.000%, 07/01/32, #545815	(b)	630	667
6.000%, 08/01/32, #656269		1,547	1,602
5.500%, 03/01/33, #689109	(b)	3,690	3,755
5.500%, 04/01/33, #703392	(b)	4,164	4,236
5.500%, 05/01/33, #704523		3,390	3,446
5.500%, 07/01/33, #720735	(b)	2,313	2,351
5.500%, 07/01/33, #726520	(b)	4,145	4,213
5.500%, 07/01/33, #728667	(b)	2,754	2,799
4.500%, 08/01/33, #555680		2,731	2,650
5.000%, 08/01/33, #736158		3,582	3,563
5.500%, 08/01/33, #728855		2,791	2,837
5.500%, 08/01/33, #730927		3,187	3,239

5.500%, 08/01/33, #733380	(b)	3,324	3,379
5.000%, 09/01/33, #734566		4,384	4,360
5.000%, 10/01/33, #747533		3,670	3,650
5.500%, 12/01/33, #756202	(b)	2,604	2,647
5.500%, 01/01/34, #255028	(b)	1,509	1,533
6.000%, 01/01/34, #763687		3,674	3,801
5.000%, 04/01/34, #778492		3,751	3,731
5.500%, 04/01/34, #774999		1,428	1,451
5.000%, 07/01/34, #788645		3,409	3,390
5.000%, 12/01/34, #781628		2,069	2,055
FNMA TBA
4.500%, 05/01/18	(c)	2,000	1,991
5.500%, 11/01/32	(c)	5,500	5,577
5.500%, 06/01/33	(c)	6,500	6,603
5.500%, 06/01/33	(c)	5,000	5,070
5.000%, 07/01/33	(c)	5,500	5,450
4.500%, 06/01/34	(c)	1,500	1,448
GNMA Pool
8.000%, 01/15/07, #315126		8	9
9.000%, 11/15/09, #359559		57	61
8.000%, 10/15/10, #414750		94	100
6.500%, 07/15/13, #462638		601	642
7.500%, 12/15/22, #347332		112	121
7.000%, 09/15/27, #455304		34	37
6.500%, 07/15/28, #780825		1,298	1,373
7.000%, 11/15/29, #781113	(b)	670	714
7.000%, 07/15/31, #781324	(b)	638	680
6.500%, 08/20/31, #3120		643	676
7.500%, 12/15/31, #570134		611	655
6.500%, 02/15/32, #569621		868	914
6.000%, 03/15/33, #603520		1,792	1,858
6.000%, 06/15/33, #553314	(b)	3,103	3,218
5.500%, 07/15/33, #553367	(b)	1,521	1,554
5.500%, 08/15/33, #604567	(b)	5,464	5,589
6.000%, 11/15/33, #612374	(b)	2,074	2,149
6.000%, 07/15/34, #631574		1,765	1,829
6.000%, 09/15/34, #633605		2,851	2,954
GNMA TBA
6.000%, 01/02/35	(c)	5,000	5,180
			197,819

Total U.S. Government Agency Mortgage-Backed Securities (Cost $201,252)			202,813

DESCRIPTION		PAR (000)	VALUE (000)

CMO - Private Mortgage-Backed Securities - 16.6%
Adjustable Rate (a) - 0.9%
MLCC Mortgage Investors
Series 2004-G, Cl XA
1.276%, 01/25/30	(d)	$15,000	$501
Sequoia Mortgage Trust
Series 2004-5, Cl X1
0.800%, 06/20/34	(e)	112,359	1,327
			1,828
Fixed Rate - 15.7%
Bank of America Mortgage Securities
Series 2004-11 Cl 1A8
5.500%, 01/25/35	(d)	980	985
Chase Mortgage Finance Corporation
Series 2003-S10, Cl A1
4.750%, 11/25/18		2,152	2,119
Citicorp Mortgage Securities
Series 2004-5, Cl B3
5.267%, 08/25/34		2,232	2,102
Series 2004-8, Cl 1A4
5.500%, 10/25/34		2,000	2,025
Countrywide Alternative Loan Trust
Series 2004-24CB, Cl 1A1
6.000%, 11/25/34		2,905	2,976
First Nationwide Trust
Series 2001-3, Cl 2A1
8.250%, 01/25/23		256	256
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Cl A7
6.500%, 01/25/35		2,907	3,018
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Cl 1A
6.351%, 11/25/34		3,149	3,260
Residential Accredit Loans
Series 1997-QS13, Cl M3
7.250%, 12/25/27		1,228	1,209

Residential Asset Mortgage Products
Series 2003-SL1, Cl M1
7.319%, 04/25/31	2,912	3,064
Washington Mutual MSC Mortgage
Series 2003-MS9, Cl CB1
7.433%, 04/25/33	1,730	1,806
Washington Mutual
Series 2003-S10, Cl A2
5.000%, 10/25/18	3,265	3,290
Series 2004-S3, Cl 3A3
6.000%, 07/25/34	1,200	1,246
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Cl A1
4.750%, 12/25/18	4,761	4,749
Series 2003-D, Cl A1
4.906%, 02/25/33	1,377	1,398
		33,503

Total CMO - Private Mortgage-Backed Securities (Cost $35,526)		35,331

DESCRIPTION	PAR (000)	VALUE (000)

CMO - U.S. Government Agency Mortgage-Backed Securities - 1.3%
Fixed Rate - 1.3%
FHLMC REMIC
Series 2498, Cl UA
5.500%, 09/15/12	$29	$29
Series 2382, Cl DA
5.500%, 10/15/30	635	651
FNMA REMIC
Series 2002-W1, Cl 2A
7.500%, 02/25/42	2,026	2,157

Total CMO - U.S. Government Agency Mortgage-Backed Securities (Cost $2,793)		2,837

DESCRIPTION		PAR (000)	VALUE (000)

Asset-Backed Securities - 1.3%
Home Equity - 0.2%
GRMT Mortgage Loan Trust
Series 2001-1A, Cl M1
7.772%, 07/20/31		$500	$518

Manufactured Housing - 0.7%
Oakwood Mortgage Investors
Series 1999-A, Cl A2
5.890%, 04/15/29		152	151
Vanderbilt Mortgage Finance
Series 1999-B, Cl 1A4
6.545%, 04/07/18		1,308	1,327
			1,478
Other - 0.4%
GRP/AG Real Estate Asset Trust
Series 2004-1, Cl A
3.960%, 03/25/09	(f) (g) (h)	822	824

Total Asset-Backed Securities (Cost $2,848)			2,820

DESCRIPTION		PAR (000)	VALUE (000)

Treasury Obligation - 0.1%
U.S. Treasury Bill
1.992%, 02/03/05	(h)	$240	$240

Total Treasury Obligation (Cost $240)			240

		PAR (000)	VALUE (000)

Affiliated Money Market Fund - 0.5%
First American Government Obligations Fund, Cl Z	(i)	1,071,323	$1,071

Total Affiliated Money Market Fund (Cost $1,071)			1,071

Investments Purchased with Proceeds from Securities Lending - 27.9%

Commercial Paper - 8.6%
Bluegrass
2.490%, 8/18/05	206	206
2.480%, 11/18/05	210	210
Cable Beach
2.407%, 1/06/05	525	525
Concord Minutemen Capital
2.330%, 1/06/05	1,261	1,261
2.370%, 1/10/05	578	578
2.380%, 1/11/05	378	378
2.380%, 1/12/05	525	525
Descartes Funding Trust
2.403%, 11/15/05	525	525
Ford Credit Floor Plan
2.010%, 1/05/05	1,785	1,785
2.296%, 1/20/05	157	157
Goldman Sachs
2.413%, 1/18/05	525	525
Independence
2.473%, 10/17/05	623	623
Lakeside Funding
2.400%, 1/10/05	840	840
Leaf’s LLC
2.420%, 4/20/05	578	578
Liquid Funding
2.407%, 5/25/05	525	525
MBNA Credit
2.060%, 1/18/05	262	262
Main Street Warehouse
2.335%, 1/05/05	1,575	1,575
Morgan Stanley
2.393%, 7/25/05	1,050	1,050
2.393%, 9/09/05	315	315
Mortgage Interest Network
2.404%, 1/14/05	787	787
2.407%, 1/31/05	1,048	1,048
Orchard Park
2.411%, 7/06/05	1,084	1,084
2.431%, 10/06/05	231	231
Park Place
2.468%, 1/25/05	517	517
Sigma Finance
2.383%, 5/17/05	74	74
Thornburg Mortgage
2.405%, 1/14/05	1,050	1,050
2.415%, 1/19/05	1,049	1,049
Total Commercial Paper		18,283

Corporate Obligations - 7.2%
Allstate Life Global
2.447%, 10/14/05	1,050	1,050
2.393%, 10/14/05	263	263
Bayer Landbank NY
2.407%, 6/24/05	998	998
Blue Heron Funding
2.443%, 5/18/05	294	294
Castle Hill III
2.530%, 9/15/15	315	315
Cheyne High Grade
2.280%, 11/10/39	525	525
Depfa Bank PLC
2.470%, 6/15/05	525	525
Duke Funding VI
2.115%, 4/08/05	636	636
General Electric Capital Corporation
2.460%, 10/07/05	526	526
Halogen Funding
2.390%, 1/18/06	200	200
Jackson National Life
2.403%, 4/15/05	525	525
Jefferson Pilot
2.410%, 8/17/05	525	525
Liquid Funding
2.418%, 6/28/05	473	473
Merrill Lynch
2.331%, 10/01/05	1,050	1,050
Metlife Global Funding
2.443%, 10/14/05	631	631
2.458%, 4/28/08	441	441
Morgan Stanley
2.393%, 12/26/08	525	525
Natexis Banq NY
2.393%, 7/12/05	158	158
2.358%, 7/12/05	578	578
Northlake CDO
2.523%, 3/07/05	315	315
Premium Asset Trust
2.400%, 5/13/05	735	735
2.350%, 6/01/05	1,565	1,565
2.413%, 10/14/05	420	420
REMAC
2.390%, 9/29/05	563	563

RMAC
2.380%, 6/12/05	571	571
SMM Trust 2004
2.530%, 9/23/05	776	776
Total Corporate Obligations		15,183

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund	32,093	32
Total Money Market Funds		32

Other Short-Term Investments - 2.0%
ARLO III Ltd
2.575%, 9/28/05	1,576	1,576
Commonwealth Life
2.553%, 1/01/05	530	530
General Electric Capital Assurance
2.340%, 1/19/05	210	210
HBOS Treasury Services
2.270%, 11/01/05	578	578
ING USA Annuity & Life
2.826%, 6/30/05	1,365	1,365
Total Other Short-Term Investments		4,259

Repurchase Agreements - 10.1%
Bear Stearns
2.528%, dated 12/31/04, matures 1/21/05, repurchase price $315,568 (collateralized by various securities: Total market value $323,540)	315	315
Citibank
2.413%, dated 12/31/04, matures 1/03/05, repurchase price $1,575,835 (collateralized by various securities: Total market value $1,677,157)	1,576	1,576
Citibank
2.383%, dated 12/31/04, matures 1/03/05, repurchase price $2,101,108 (collateralized by corporate securities: Total market value $2,233,434)	2,101	2,101
Citibank
2.363%, dated 12/31/04, matures 1/03/05, repurchase price $2,101,105 (collateralized by corporate securities: Total market value $2,246,942)	2,101	2,101
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $682,860 (collateralized by collateralized mortgage obligations: Total market value $716,912)	683	683
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $210,111 (collateralized by collateralized mortgage obligations: Total market value $220,592)	210	210
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $210,111 (collateralized by collateralized mortgage obligations: Total market value $220,611)	210	210
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $178,594 (collateralized by collateralized mortgage obligations: Total market value $187,497)	178	178
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $157,583 (collateralized by collateralized mortgage obligations: Total market value $165,448)	158	158
CS First Boston
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $105,055 (collateralized by collateralized mortgage obligations: Total market value $110,319)	105	105
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $315,164 (collateralized by U.S. government securities: Total market value $321,408)	315	315
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $304,658 (collateralized by U.S. government securities: Total market value $310,725)	305	305
CS First Boston
2.290%, dated 12/31/04, matures 1/03/05, repurchase price $157,582 (collateralized by U.S. government securities: Total market value $160,703)	157	157
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $2,101,122 (collateralized by mortgage loans: Total market value $2,165,676)	2,101	2,101

Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $1,050,561 (collateralized by mortgage loans: Total market value $1,082,840)	1,050	1,050
Goldman Sachs
2.463%, dated 12/31/04, matures 1/03/05, repurchase price $1,050,561 (collateralized by mortgage loans: Total market value $1,082,835)	1,050	1,050
Goldman Sachs
2.205%, dated 12/31/04, matures 3/07/05, repurchase price $527,296 (collateralized by commercial loans: Total market value $535,898)	525	525
Greenwich Capital Markets
2.330%, dated 12/31/04, matures 1/03/05, repurchase price $3,151,648 (collateralized by U.S. government securities: Total market value $3,214,067)	3,151	3,151
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $546,283 (collateralized by U.S. government securities: Total market value $562,265)	546	546
JP Morgan
2.280%, dated 12/31/04, matures 1/03/05, repurchase price $535,778 (collateralized by various securities: Total market value $555,237)	536	536
Lehman Brothers
2.430%, dated 12/31/04, matures 1/03/05, repurchase price $178,595 (collateralized by corporate securities: Total market value $196,425)	178	178
Lehman Brothers
2.373%, dated 12/31/04, matures 1/03/05, repurchase price $2,101,106 (collateralized by collateralized mortgage obligations: Total market value $2,309,759)	2,101	2,101
Lehman Brothers
2.300%, dated 12/31/04, matures 1/03/05, repurchase price $1,050,547 (collateralized by U.S. government securities: Total market value $1,071,356)	1,050	1,050
Morgan Stanley
2.340%, dated 12/31/04, matures 1/03/05, repurchase price $840,440 (collateralized by U.S. government securities: Total market value $859,640)	840	840
Total Repurchase Agreements		21,542

Total Investments Purchased with Proceeds from Securities Lending (Cost $59,299)		59,299

Total Investments - 143.0% (Cost $303,029)		304,411
Other Assets and Liabilities, Net - (43.0)%		(91,552)
Total Net Assets - 100.0%		$212,859

+

Security valuations for the Funds’ investments are furnished by one or more independent pricing services that have been approved by the Funds’ board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds’ board of directors. As of December 31, 2004, the Fund held no fair valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

(a)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2004.
(b)	This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a value of $57,151,137 at December 31, 2004 or 26.8% of the total net assets.
(c)	Security purchased on a when-issued basis. On December 31, 2004, the total cost of investments purchased on a when-issued basis was $37,926,425 or 17.8% of total net assets.
(d)	Securities considered illiquid or restricted. As of December 31, 2004, the value of these investments was $1,485,332 or 0.7% of total net assets.
(e)	Interest only.
(f)

Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of December 31, 2004, the value of these investments was $823,947 or 0.4% of total net assets.

(g)

Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at December 31, 2004, based upon the estimated timing and amount of future interest and principal payments.

(h)	Security has been deposited as inital margin on open futures contracts. Yield shown is effective yield at date of purchase.
(i)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

Cl - Class

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA- Government National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Appreciation (Depreciation)

Eurodollar 90 Day Futures	(75)	(18,083)	Dec. 05	(100)
Eurodollar Futures	38	9,224	Dec. 05	—
UBS Interest Swap	8,500,000	8,544	Dec. 05	43
U.S. Treasury 2 year Futures	(40)	(8,384)	Mar. 05	(11)
U.S. Treasury 5 year Futures	(59)	(6,462)	Mar. 05	(10)
U.S. Treasury 10 year Futures	50	5,599	Mar. 05	(10)
				$(88)

Item 2—Controls and Procedures

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 1, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: March 1, 2005